UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-198590
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 11	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-22994
Amendment No. 12	☑
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor® NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2022.
The contracts described in this prospectus are only available in the state of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor® NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.24% [1]	0.24% [1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.30% [2]	4.31% [2]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee).
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.
	Lowest Annual Cost Estimate: $487.73	Highest Annual Cost Estimate: $3,721.32
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the Investment Options chosen by the Contract Owner.
• Each Investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).

RESTRICTIONS
Investments	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of either investment advisory fees paid pursuant to an investment advisory agreement. Alternately, compensation can take the form of commission indirect compensation from revenue that We earn and may share with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor® NY Variable Annuity Contract).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® NY Variable Annuity Contract).

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. It provides you with a stream of periodic income payments upon your retirement. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).

Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•	Rebalancing Program
•	Dollar Cost Averaging Program
•	Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The state or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which is currently 0% of purchase payments.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options.
Transaction Expenses
Maximum Transfer Fee[1]	$25 [2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240 [3]

[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
[2]	Currently, We do not assess a Transfer Fee.
[3]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.30%	4.31%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;

•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses.

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.31%)	$4,778	$14,364	$23,994	$48,256	*	$14,364	$23,994	$48,256	$4,778	$14,364	$23,994	$48,256
Minimum Annual Underlying Mutual Fund Expenses (0.30%)	$ 567	$ 1,778	$ 3,098	$ 6,946	*	$ 1,778	$ 3,098	$ 6,946	$ 567	$ 1,778	$ 3,098	$ 6,946
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•	An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts will be subject to regulatory approval and notice will be provided.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.

Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. Natural and man-made disasters may require a significant contingent of Our employees to work from remote locations. During these periods, We could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Our ability to administer the Contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.

Jefferson National and the Separate Account
Jefferson National Life Insurance Company of New York was organized in 2014 and is a direct subsidiary of Jefferson National Life Insurance Company. Our home office is located at 10350 Ormsby Park Place, Louisville, KY 40233. Jefferson National Life of New York Annuity Account 1 is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC is a wholly-owned subsidiary of Jefferson National Life Insurance Company.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36840, Louisville, Kentucky 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, Kentucky 40223
•	by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor NY Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor NY Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.

Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following table summarizes information about the benefits under the Contract.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.

Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred $25,000 to Investment Portfolio S that will serve as the source investment option for her Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B, and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via redemption of Accumulation Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of the month, We redeem Accumulation Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order for it to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.

Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or

(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit (Return of Contract Value)
If you die during the Accumulation Period, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 72 (age 70½ if born prior to July 1, 1949) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php?ctype=product_sai.

Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Investment Sub-Advisor: Flexible Plan Investments, Ltd.	1.70%	0.00%	1.70%	-5.87%	7.17%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.91%	0.00%	0.91%	19.12%	24.18%	19.08%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.80%*	0.00%	0.80%	11.84%	25.59%	17.90%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	4.20%	21.83%	16.35%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.07%*	0.00%	1.07%	9.27%	6.94%	6.04%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	28.15%	12.86%	13.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	35.60%	9.87%	12.84%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	22.57%	22.10%	14.95%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.48%*	0.00%	1.48%	8.00%	14.58%	8.74%
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	-5.04%	20.84%	16.59%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	24.77%	17.29%	14.94%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	0.00%	1.64%	23.93%	15.65%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%*	0.00%	0.90%	18.33%	11.54%	10.14%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	10.78%	8.35%	7.45%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.88%*	0.00%	0.88%	2.27%	4.34%	3.55%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	14.88%	10.30%	9.16%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	6.46%	6.52%	5.54%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	6.26%	5.01%	2.81%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.81%*	0.00%	0.81%	15.76%	11.33%	9.90%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.70%	0.00%	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.99%*	0.00%	0.99%	8.74%	14.35%	10.06%
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	21.71%	10.21%	12.00%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.79%*	0.00%	0.79%	23.15%	27.04%	20.22%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	24.50%	9.55%	12.04%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-0.77%	2.25%	2.06%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	8.18%	6.31%	6.03%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.84%	11.43%	11.12%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	14.68%	7.97%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%*	0.00%	0.98%	-5.17%	3.23%	1.88%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.93%*	0.00%	0.93%	14.46%	12.99%	11.42%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	16.13%	19.39%	15.43%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	0.00%	1.24%	6.42%	15.15%	12.26%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.86%	0.00%	0.86%	21.68%	25.11%	19.46%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	23.79%	16.10%	15.17%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.04%*	0.00%	1.04%	5.09%	8.48%	6.74%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	12.50%	8.94%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	17.11%	7.01%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	0.00%	1.09%	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	-0.58%	3.95%	3.03%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	-0.87%	3.03%	2.10%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	0.00%	0.81%	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	0.00%	0.78%	-1.66%	3.60%	3.30%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.88%*	0.00%	0.88%	-1.80%	2.26%	1.64%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.83%*	0.00%	0.83%	28.06%	17.78%	15.44%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	26.21%	11.71%	12.50%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	0.00%	0.91%	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	0.00%	1.00%	6.41%	9.71%	7.67%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.02%*	0.00%	1.02%	17.78%	24.31%	19.05%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	0.25%	0.51%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	26.99%	18.48%	15.59%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F) Investment Advisor: Calvert Research and Management	0.63%	0.00%	0.63%	14.72%	12.12%	10.15%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	1.62%	4.67%	4.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.23%*	0.00%	1.23%	38.68%	31.08%	23.86%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.68%	0.00%	0.68%	26.29%	12.72%	14.24%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	30.92%	10.56%	12.98%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	27.90%	3.81%	-2.99%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	0.00%	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	0.25%	0.55%	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	0.25%	0.49%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.25%	0.53%	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	0.25%	0.65%	14.56%	10.11%	10.03%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	0.25%	0.53%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	0.25%	0.37%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.25%	0.46%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.25%	0.54%	39.68%	10.45%	13.59%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	0.00%	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.82%*	0.00%	0.82%	4.84%	5.57%	6.33%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Global Investment Management Corp.	1.75%	0.00%	1.75%	2.26%	18.38%	16.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.98%	0.00%	0.98%	18.51%	9.22%	8.31%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	0.00%	0.60%	3.02%	6.07%	4.87%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.82%	0.00%	0.82%	20.39%	10.19%	12.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	0.00%	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	25.63%	13.16%	13.78%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	11.68%	31.76%	22.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	0.00%	0.92%	4.29%	4.78%	5.35%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	12.11%	16.56%	12.87%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	0.00%	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	25.30%	13.32%	13.00%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	38.64%	9.05%	10.13%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	0.00%	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	29.71%	12.44%	13.41%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	0.00%	1.45%	4.44%	6.06%	6.32%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	26.78%	8.61%	8.64%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	16.75%	7.44%	7.37%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.98%	0.00%	0.98%	19.16%	6.44%	8.99%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.88%	0.00%	0.88%	26.78%	16.80%	14.39%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.03%*	0.00%	1.03%	2.10%	3.14%	3.69%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.78%	0.00%	0.78%	-1.82%	1.75%	1.28%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.76%*	0.00%	0.76%	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.40%*	0.00%	1.40%	4.65%	3.42%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.80%*	0.00%	0.80%	-0.43%	5.10%	4.89%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.17%*	0.00%	1.17%	2.50%	2.51%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	13.68%	18.20%	15.65%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	5.40%	4.64%	6.00%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	26.18%	6.76%	10.21%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	27.77%	24.22%	18.69%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	9.26%	7.18%	5.98%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	33.35%	11.39%	12.86%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	27.73%	13.97%	12.26%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	-0.65%	4.67%	4.80%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	1.01%*	0.00%	1.01%	-1.00%	4.40%	4.52%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	18.89%	8.36%	11.88%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.55%	0.00%	0.55%	18.65%	9.54%	10.55%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	0.00%	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	0.00%	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	0.97%	0.00%	0.97%	25.71%	7.54%	8.11%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	0.00%	1.12%	-3.56%	2.14%	2.90%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.34%	0.00%	0.34%	0.00%	0.85%	0.44%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-2.26%	2.46%	1.77%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	28.50%	10.21%	12.33%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	0.00%	0.97%	12.29%	14.76%	13.96%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Canada Ltd.	0.94%	0.00%	0.94%	4.38%	4.69%	5.61%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.04%	0.00%	1.04%	27.23%	15.35%	14.77%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	14.41%	25.03%	17.48%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	10.12%	11.64%	9.47%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	10.44%	11.36%	8.01%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	1.00%	0.00%	1.00%	15.96%	11.72%	10.16%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.76%	0.00%	0.76%	-0.84%	4.72%	3.55%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	0.00%	1.22%	41.99%	-11.79%	-4.24%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	0.00%	0.95%	6.06%	5.47%	6.60%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.79%	0.00%	0.79%	-0.48%	1.99%	1.65%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	16.35%	24.84%	17.04%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.21%	0.00%	1.21%	26.67%	-0.71%	-1.21%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	0.00%	1.14%	15.16%	23.88%	19.46%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	31.17%	12.01%	12.89%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	17.19%	14.38%	11.80%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.71%	0.00%	0.71%	16.83%	19.13%	17.22%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	77.00%*	0.00%	77.00%	22.89%	25.57%	20.29%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.77%	0.00%	0.77%	18.08%	16.69%	13.59%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Perkins Investment Management LLC ("Perkins")	0.67%	0.00%	0.67%	19.72%	8.75%	10.29%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	13.58%	13.35%	6.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.60%	0.00%	0.60%	20.33%	21.98%	17.44%
Equity	Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Intech Investment Management LLC	0.82%	0.00%	0.82%	21.33%	12.11%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.05%*	0.00%	1.05%	11.24%	7.99%	4.30%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 Investment Advisor: J.P. Morgan Investment Management Inc.	1.19%*	0.00%	1.19%	9.26%	9.98%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: J.P. Morgan Investment Management Inc.	0.89%*	0.00%	0.89%	8.21%	6.68%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	5.46%	5.07%	3.57%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.06%*	0.00%	1.06%	11.93%	8.40%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	5.83%	7.86%	7.13%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	19.87%	10.45%	11.89%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.80%	0.00%	0.80%	10.29%	11.65%	13.80%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	26.79%	15.29%	13.86%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	21.93%	21.52%	19.44%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	12.31%	21.03%	16.82%
Allocation	Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: QS Investors, LLC and Western Asset Management Company	1.27%	0.00%	1.27%	12.64%	4.72%	5.08%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.82%	0.00%	0.82%	1.32%	5.36%	5.79%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	3.27%	5.65%	6.32%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	25.60%	15.79%	14.16%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	29.01%	11.07%	12.16%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.86%	0.00%	0.86%	8.97%	14.49%	12.24%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	0.00%	0.96%	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	1.57%	21.00%	15.86%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	0.00%	0.95%	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.99%	13.94%	9.72%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	0.00%	1.22%	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	0.00%	1.07%	-4.93%	19.86%	15.73%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	0.00%	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	0.00%	0.85%	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.63%	0.25%	0.88%	-1.93%	3.32%	2.66%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	0.00%	0.89%	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	0.25%	1.25%	0.00%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	0.00%	1.35%	-7.51%	8.31%	4.04%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.34%	0.00%	0.34%	0.00%	0.81%	0.40%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.28%	0.25%	0.53%	10.98%	9.49%	7.96%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	12.37%	10.19%	9.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	10.43%	8.99%	8.43%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.25%	0.48%	-1.61%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%*	0.25%	0.50%	22.41%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.25%	0.50%	24.43%	12.79%	13.93%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.25%	0.41%	28.49%	18.28%	16.35%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.25%	0.52%	14.54%	11.86%	13.13%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	1.00%	0.00%	1.00%	32.79%	8.34%	11.10%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	12.99%	19.74%	15.36%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.00%	0.83%	0.74%	1.95%	1.69%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	23.47%	15.71%	14.35%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	17.94%	7.91%
Allocation	Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3 Investment Advisor: 7Twelve Advisors, LLC	1.00%	0.00%	1.00%	14.03%	6.96%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	2.02%*	0.00%	2.02%	-2.39%	-0.11%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 Investment Advisor: W. E. Donoghue & Co., LLC	1.31%*	0.00%	1.31%	30.30%	3.67%	5.07%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Power Momentum Index Fund: Class 1) Investment Advisor: W. E. Donoghue & Co., LLC	1.53%*	0.00%	1.53%	29.66%	10.21%	11.28%
Equity	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Probabilities Fund Management, LLC	2.24%*	0.00%	2.24%	2.19%	4.14%
Equity	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	19.31%	12.65%	11.46%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.62%	7.60%	6.71%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	6.44%	5.76%	4.89%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	16.51%	11.31%	10.13%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	8.57%	6.47%	5.27%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	12.59%	8.28%	6.14%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	11.05%	7.63%	6.07%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	12.81%	9.53%	8.49%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	0.00%	1.23%	16.23%	8.57%	6.02%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	0.00%	0.93%	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	1.28%	3.39%	2.93%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.02%	0.00%	1.02%	-2.56%	4.54%	4.41%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	-4.15%	3.11%	1.53%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	-1.51%	3.89%	2.20%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class) Investment Advisor: PIMCO	1.11%*	0.00%	1.11%	12.63%	10.68%	6.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	1.99%	5.05%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-1.95%	3.05%	4.39%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-7.51%	3.13%	1.01%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-0.92%	1.54%	1.58%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	0.00%	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-1.26%	3.93%	3.43%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.88%	0.00%	0.88%	0.21%	3.95%	3.85%
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.05%	0.00%	1.05%	25.33%	10.46%	12.15%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.04%	0.00%	1.04%	27.64%	19.84%	15.89%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.17%*	0.00%	1.17%	5.44%	4.78%	5.90%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.98%	0.00%	0.98%	29.37%	8.93%	10.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.03%*	0.00%	1.03%	1.72%	4.20%	4.21%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.27%	3.25%	5.10%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-18.52%	8.57%	6.04%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	34.09%	8.47%	13.73%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Basic Materials Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	25.62%	11.76%	8.79%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.62%	-18.08%	-16.73%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	15.73%	12.18%	16.90%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	26.33%	16.17%	14.29%
Equity	ProFunds - ProFund VP Consumer Goods Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.64%	14.23%	12.65%
Equity	ProFunds - ProFund VP Consumer Services Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.23%	15.99%	15.96%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-18.01%	7.82%	2.56%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.52%	6.47%	5.47%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-8.03%	-0.88%	-3.66%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	30.10%	12.00%	14.05%
Money Market	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	1.35%*	0.00%	1.35%	0.01%	0.25%	0.13%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	21.53%	15.95%	15.67%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.40%	13.62%	13.76%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	8.82%	6.91%	5.44%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.65%	0.00%	1.65%	5.30%	21.76%	20.10%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.89%	8.63%	11.70%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.86%	21.92%	17.18%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.92%	10.07%	11.40%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.96%	12.84%	12.69%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.53%	9.36%	11.72%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	22.20%	10.57%	11.74%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	24.80%	26.01%	20.69%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Oil & Gas Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	51.92%	-3.55%	-1.00%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	11.19%	8.11%	10.06%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-8.93%	8.48%	-4.44%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	37.07%	10.65%	9.94%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	0.39%	-11.02%	-8.90%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	48.48%	31.41%	23.66%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	9.95%	-13.59%	-9.24%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	-13.39%	-11.45%	-10.78%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-24.07%	-16.13%	-16.38%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-25.12%	-25.87%	-22.23%
Miscellaneous	ProFunds - ProFund VP Short Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-19.05%	-16.20%	-16.61%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%	0.10%	1.78%	20.63%	12.42%	13.43%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.55%	8.42%	11.59%
Allocation	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.88%	9.84%	11.22%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	34.95%	30.24%	21.53%
Equity	ProFunds - ProFund VP Telecommunications Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	18.41%	3.09%	6.56%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-7.37%	4.99%	2.94%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	58.14%	29.31%	27.23%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	46.66%	16.56%	21.53%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	52.50%	50.67%	41.04%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-42.71%	-47.62%	-41.18%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.30%	14.09%	19.59%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.40%	9.51%	9.25%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.02%	0.00%	1.02%	-6.94%	1.69%	3.07%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.95%	0.00%	0.95%	4.97%	5.33%	6.06%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.82%	0.00%	0.82%	-4.58%	3.61%	3.72%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	0.00%	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	0.00%	0.81%	27.30%	13.80%	14.11%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.75%*	0.00%	0.75%	-3.65%	1.61%	1.32%
Allocation	Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.20%*	0.00%	1.20%	0.75%	-0.51%	0.96%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.89%	0.00%	0.89%	23.56%	22.50%	18.28%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.33%*	0.00%	1.33%	29.97%	12.97%	9.24%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	28.81%	6.51%	8.63%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	33.49%	7.35%	11.10%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	22.93%	12.37%	7.87%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	1.42%	12.44%	15.86%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	39.54%	1.95%	-6.56%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	10.61%	7.36%	9.66%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	40.59%	23.45%	23.10%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	38.25%	31.48%	23.75%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	50.45%	-5.87%	-3.54%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	17.50%	-20.11%	-13.27%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	18.71%	9.75%	6.29%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	35.26%	11.89%	13.14%
Alternative	Rydex Variable Trust - Global Managed Futures Fund (formerly, Guggenheim Variable Fund - Global Managed Futures Strategy) Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	0.94%	2.06%	-0.52%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.31%*	0.00%	1.31%	-7.49%	6.43%	3.88%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund) Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	23.79%	6.51%	5.82%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	18.83%	16.54%	15.43%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	1.68%	4.06%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-4.65%	19.96%	17.86%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.80%*	0.00%	1.80%	-35.32%	-32.62%	-29.44%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	3.48%*	0.00%	3.48%	0.96%	-8.16%	-6.53%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	-23.23%	-15.12%	-15.56%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-25.45%	-24.59%	-21.37%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-18.48%	-15.51%	-15.88%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.72%*	0.00%	1.72%	-24.44%	-17.80%	-16.50%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.63%*	0.00%	1.63%	-14.09%	14.20%	14.14%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	0.92%	10.42%	12.85%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	35.25%	9.06%	14.73%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) Investment Advisor: Guggenheim Investments	2.02%*	0.00%	2.02%	8.10%	3.70%	2.83%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	53.44%	51.40%	41.85%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.65%*	0.00%	1.65%	25.54%	26.24%	21.11%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.61%*	0.00%	1.61%	42.18%	23.94%	21.92%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.61%	0.00%	1.61%	-9.19%	10.63%	-2.01%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	34.07%	9.20%	9.51%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	11.74%	16.88%	14.04%
Miscellaneous	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	18.99%	13.29%	16.15%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	25.76%	15.10%	19.85%
Miscellaneous	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	58.28%	29.82%	28.08%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	27.58%	19.27%	16.24%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	32.31%	7.93%	11.87%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	12.21%	11.31%	10.53%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	31.25%	9.61%	11.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	19.16%	10.39%	11.72%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	43.40%	5.20%	9.84%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.01%*	0.00%	2.01%	11.09%	-1.65%	2.23%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	20.50%	26.84%	19.94%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	8.98%	6.25%	6.48%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	22.17%	15.42%	16.02%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	14.52%	8.29%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.03%*	0.00%	2.03%	-13.96%	-1.08%	-5.80%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	17.32%	22.96%	18.92%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	25.21%	10.73%	11.53%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	12.82%	19.22%	20.12%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-0.73%	1.89%	1.33%
Alternative	The Merger Fund VL - The Merger Fund VL This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	0.00%	1.50%	1.08%	4.82%	3.32%
Allocation	The Timothy Plan - Conservative Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.56%	0.00%	1.56%	7.92%	6.15%	5.36%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	The Timothy Plan - Strategic Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.38%	0.00%	1.38%	12.51%	7.76%	7.03%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	21.58%	3.92%	6.96%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	3.18%	5.64%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: Redwood Investment Management, LLC	1.99%*	0.00%	1.99%	2.66%	5.13%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-4.05%	4.40%	1.17%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.16%	0.00%	1.16%	-11.86%	9.28%	6.87%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	18.91%	2.24%	-0.12%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.25%	0.45%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.25%	0.59%	21.54%	18.12%	17.35%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.13%	0.25%	0.38%	5.98%	8.09%	7.16%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	0.25%	0.53%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	0.25%	0.55%	25.32%	12.35%	13.06%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	0.25%	0.39%	28.54%	18.30%	16.38%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	0.25%	0.38%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	0.25%	0.66%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	0.25%	0.51%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	0.25%	0.63%	-1.54%	20.47%	13.56%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	0.25%	0.42%	24.35%	15.71%	14.96%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	10.07%	10.31%	9.21%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	0.25%	0.51%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.25%	0.39%	-0.45%	2.74%	2.47%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019 Investment Advisor: ArrowMark Partners; Vanguard Quantitative Equity Group	0.30%	0.00%	0.30%	14.21%	15.59%	14.88%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.25%	0.39%	-1.71%	3.49%	2.76%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	0.25%	0.35%	8.52%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	0.25%	0.38%	25.63%	17.79%	16.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	45.49%	12.57%	11.87%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Newfleet Asset Management, LLC	0.93%	0.00%	0.93%	1.07%	4.32%	4.77%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	8.31%	8.93%	5.01%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio

•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
2:55 P.M.
•	ProFunds - ProFund Access VP High Yield Fund
3:30 P.M.
•	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:45 P.M.
•	Rydex Variable Trust - High Yield Strategy Fund
3:50 P.M.
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund

•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
3:55 P.M.
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Falling U.S. Dollar
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Government Money Market
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP Large-Cap Growth
•	ProFunds - ProFund VP Large-Cap Value
•	ProFunds - ProFund VP Mid-Cap
•	ProFunds - ProFund VP Mid-Cap Growth
•	ProFunds - ProFund VP Mid-Cap Value
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short Mid-Cap
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Short Small-Cap
•	ProFunds - ProFund VP Small-Cap
•	ProFunds - ProFund VP Small-Cap Growth

•	ProFunds - ProFund VP Small-Cap Value
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraBull
•	ProFunds - ProFund VP UltraMid-Cap
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP UltraSmall-Cap
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - Russell 2000® 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000148690

Monument Advisor SelectSM NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2022.
The contracts described in this prospectus are only available in the state of New York.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This prospectus describes the Monument Advisor SelectSM NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.
1

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
2

3

Table of Contents (continued)
4

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Expenses)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract	0.24% [1]	0.24% [1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.34% [2]	4.31% [2]
[1] As a percentage of Variable Account value.
[2] As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee).
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.
	Lowest Annual Cost Estimate: $526.22	Highest Annual Cost Estimate: $3,721.32
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive underlying mutual fund fees and expenses
• No additional purchase payments, transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the Investment Options chosen by the Contract Owner.
• Each Investment Option has its own unique risks.
• Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).
5

RESTRICTIONS
Investments	• We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios).
• Certain Investment Portfolios have early cut-off times (see Appendix A: More Information About the Investment Portfolios).
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of either investment advisory fees paid pursuant to an investment advisory agreement. Alternately, compensation can take the form of commission indirect compensation from revenue that We earn and may share with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor SelectSM NY Variable Annuity Contract).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor SelectSM NY Variable Annuity Contract).
6

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. It provides you with a stream of periodic income payments upon your retirement. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
7

Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•	Rebalancing Program
•	Dollar Cost Averaging Program
•	Systematic Withdrawal Program
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher. The state or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which is currently 0% of purchase payments.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Options.
Transaction Expenses
Maximum Transfer Fee[1]	$25 [2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240 [3]

[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
[2]	Currently, We do not assess a Transfer Fee.
[3]	The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.34%	4.31%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
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•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses.

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.31%)	$4,778	$14,364	$23,994	$48,256	*	$14,364	$23,994	$48,256	$4,778	$14,364	$23,994	$48,256
Minimum Annual Underlying Mutual Fund Expenses (0.34%)	$ 609	$ 1,908	$ 3,324	$ 7,446	*	$ 1,908	$ 3,324	$ 7,446	$ 609	$ 1,908	$ 3,324	$ 7,446
Principal Risks
Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•	An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Sub-account availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts will be subject to regulatory approval and notice will be provided.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Jefferson National experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
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Cybersecurity. Jefferson National’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Us potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Our ability to electronically interact with service providers. Cyber-attacks affecting Jefferson National, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. In connection with any such cyber-attack, We and/or Our service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Jefferson National undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that We, Our service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Jefferson National’s cybersecurity controls, We will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. We will not, however, be responsible for any adverse impact to Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Jefferson National is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. Natural and man-made disasters may require a significant contingent of Our employees to work from remote locations. During these periods, We could experience decreased productivity, and a significant number of Our workforce or certain key personnel may be unable to fulfill their duties if Jefferson National’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Our ability to administer the Contract.
Jefferson National outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Jefferson National outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Jefferson National has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Jefferson National’s businesses as Jefferson National continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Jefferson National provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Jefferson National’s businesses and could have a negative impact on its financial condition and operations.
While Jefferson National is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Jefferson National’s financial strength and claims-paying ability. There are many factors beyond Jefferson National’s control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and assess its impact on its business operations closely.
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Jefferson National and the Separate Account
Jefferson National Life Insurance Company of New York was organized in 2014 and is a direct subsidiary of Jefferson National Life Insurance Company. Our home office is located at 10350 Ormsby Park Place, Louisville, KY 40233. Jefferson National Life of New York Annuity Account 1 is a separate account of Jefferson National that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Jefferson National other than those arising from the Contract or other contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Contracts are distributed by the general distributor, Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC is a wholly-owned subsidiary of Jefferson National Life Insurance Company.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Jefferson National uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: More Information About the Investment Portfolios. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners receive underlying mutual fund prospectuses when they make their initial Sub-account allocations and any time they change those allocations. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at special shareholder meetings based on Owner instructions. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Jefferson National and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Jefferson National may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Jefferson National deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur
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in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Jefferson National Service Center:
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36840, Louisville, Kentucky 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, Kentucky 40223
•	by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Jefferson National Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Jefferson National Service Center as long as the request is in good order, see The Monument Advisor Select NY Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Jefferson National Service Center on the Business Day it is received at the Jefferson National Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Jefferson National Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post
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confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
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Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Select NY Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or
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less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
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We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Jefferson National immediately to assure proper crediting to the Contract. Unless Jefferson National is notified within 30 days of receipt of the statement, Jefferson National will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Jefferson National has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Jefferson National will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Jefferson National is obligated to pay all amounts promised to Owners under the Contract. Any obligations Jefferson National has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
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Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Jefferson National.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Jefferson National becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, Jefferson National will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Kentucky, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Jefferson National Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following table summarizes information about the benefits under the Contract.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
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Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: More Informaton About the Investment Portfolios for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
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•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
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In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred $25,000 to Investment Portfolio S that will serve as the source investment option for her Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B, and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.
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Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via redemption of Accumulation Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of the month, We redeem Accumulation Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – NVIT DFA Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – NVIT DFA Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order for it to meet their revenue targets. These fees may be used for
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any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to Appendix A: More Information About the Investment Portfolios for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting the Jefferson National Service Center or our Website.
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Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
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(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
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The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit (Return of Contract Value)
If you die during the Accumulation Period, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Jefferson National.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
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For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
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Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
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Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 72 (age 70½ if born prior to July 1, 1949) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
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•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover
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your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
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Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
Consistent with Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
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The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Jefferson National are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Jefferson National Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php?ctype=product_sai.
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Appendix A: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Investment Sub-Advisor: Flexible Plan Investments, Ltd.	1.70%	0.00%	1.70%	-5.87%	7.17%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.91%	0.00%	0.91%	19.12%	24.18%	19.08%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.80%*	0.00%	0.80%	11.84%	25.59%	17.90%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	4.20%	21.83%	16.35%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%	0.00%	0.59%	28.15%	12.86%	13.67%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.05%	0.00%	1.05%	35.60%	9.87%	12.84%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.13%*	0.00%	1.13%	22.57%	22.10%	14.95%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.48%*	0.00%	1.48%	8.00%	14.58%	8.74%
35

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Discovery Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	-5.04%	20.84%	16.59%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	24.77%	17.29%	14.94%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	0.00%	1.64%	23.93%	15.65%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%*	0.00%	0.90%	18.33%	11.54%	10.14%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	10.78%	8.35%	7.45%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.88%*	0.00%	0.88%	2.27%	4.34%	3.55%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.90%	0.00%	0.90%	14.88%	10.30%	9.16%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Investment Sub-Advisor: Morningstar Investment Management LLC	0.89%*	0.00%	0.89%	6.46%	6.52%	5.54%
36

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	6.26%	5.01%	2.81%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.81%*	0.00%	0.81%	15.76%	11.33%	9.90%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.70%	0.00%	0.70%	23.65%	13.96%	13.70%
Equity	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.99%*	0.00%	0.99%	8.74%	14.35%	10.06%
Equity	American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	21.71%	10.21%	12.00%
Equity	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.79%*	0.00%	0.79%	23.15%	27.04%	20.22%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	24.50%	9.55%	12.04%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	-0.77%	2.25%	2.06%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	8.18%	6.31%	6.03%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.84%	11.43%	11.12%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	14.68%	7.97%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%*	0.00%	0.98%	-5.17%	3.23%	1.88%
37

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.93%*	0.00%	0.93%	14.46%	12.99%	11.42%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	16.13%	19.39%	15.43%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	0.00%	1.24%	6.42%	15.15%	12.26%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.86%	0.00%	0.86%	21.68%	25.11%	19.46%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	23.79%	16.10%	15.17%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	0.00%	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.04%*	0.00%	1.04%	5.09%	8.48%	6.74%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	12.50%	8.94%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.88%*	0.00%	0.88%	17.11%	7.01%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	0.00%	1.09%	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	-0.58%	3.95%	3.03%
38

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	-0.87%	3.03%	2.10%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	0.00%	0.81%	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	0.00%	0.78%	-1.66%	3.60%	3.30%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.88%*	0.00%	0.88%	-1.80%	2.26%	1.64%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.83%*	0.00%	0.83%	28.06%	17.78%	15.44%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	26.21%	11.71%	12.50%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	0.00%	0.91%	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	0.00%	1.00%	6.41%	9.71%	7.67%
39

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.02%*	0.00%	1.02%	17.78%	24.31%	19.05%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Mellon Investments Corporation	0.26%	0.25%	0.51%	28.41%	18.16%	16.25%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Investment Sub-Advisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	26.99%	18.48%	15.59%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F) Investment Advisor: Calvert Research and Management	0.63%	0.00%	0.63%	14.72%	12.12%	10.15%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.93%*	0.00%	0.93%	1.62%	4.67%	4.53%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.23%*	0.00%	1.23%	38.68%	31.08%	23.86%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.68%	0.00%	0.68%	26.29%	12.72%	14.24%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	30.92%	10.56%	12.98%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	0.00%	1.05%	27.90%	3.81%	-2.99%
40

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	0.00%	1.05%	34.01%	9.21%	11.78%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	0.25%	0.55%	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	0.25%	0.49%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.25%	0.53%	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	0.25%	0.65%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	0.25%	0.53%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	0.25%	0.37%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.25%	0.46%	27.03%	10.52%	13.49%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.25%	0.54%	39.68%	10.45%	13.59%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	0.00%	1.18%	3.62%	3.18%	3.52%
41

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.82%*	0.00%	0.82%	4.84%	5.57%	6.33%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Global Investment Management Corp.	1.75%	0.00%	1.75%	2.26%	18.38%	16.39%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Investment Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.98%	0.00%	0.98%	18.51%	9.22%	8.31%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	0.00%	0.60%	3.02%	6.07%	4.87%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: Geode Capital Management, LLC	0.82%	0.00%	0.82%	20.39%	10.19%	12.80%
42

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	0.00%	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	0.00%	0.76%	24.60%	11.67%	12.25%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	0.00%	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	11.68%	31.76%	22.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	22.90%	25.97%	19.40%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.92%	0.00%	0.92%	4.29%	4.78%	5.35%
43

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.07%	0.00%	1.07%	12.11%	16.56%	12.87%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	0.00%	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	25.30%	13.32%	13.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	0.00%	1.02%	19.38%	14.15%	10.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	38.64%	9.05%	10.13%
44

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	0.00%	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	29.71%	12.44%	13.41%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	0.00%	1.45%	4.44%	6.06%	6.32%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Templeton Institutional, LLC	1.25%*	0.00%	1.25%	26.78%	8.61%	8.64%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	16.75%	7.44%	7.37%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 Investment Advisor: Franklin Mutual Advisers, LLC	0.98%	0.00%	0.98%	19.16%	6.44%	8.99%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.88%	0.00%	0.88%	26.78%	16.80%	14.39%
45

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.03%*	0.00%	1.03%	2.10%	3.14%	3.69%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.78%	0.00%	0.78%	-1.82%	1.75%	1.28%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.76%*	0.00%	0.76%	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.40%*	0.00%	1.40%	4.65%	3.42%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.80%*	0.00%	0.80%	-0.43%	5.10%	4.89%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.17%*	0.00%	1.17%	2.50%	2.51%
Equity	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) Investment Advisor: Guggenheim Investments	1.04%*	0.00%	1.04%	13.68%	18.20%	15.65%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	5.40%	4.64%	6.00%
Equity	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) Investment Advisor: Guggenheim Investments	1.13%*	0.00%	1.13%	26.18%	6.76%	10.21%
Equity	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	27.77%	24.22%	18.69%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	9.26%	7.18%	5.98%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	33.35%	11.39%	12.86%
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	27.73%	13.97%	12.26%
46

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	-0.65%	4.67%	4.80%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	1.01%*	0.00%	1.01%	-1.00%	4.40%	4.52%
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	18.89%	8.36%	11.88%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.55%	0.00%	0.55%	18.65%	9.54%	10.55%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	0.00%	0.89%	5.88%	10.17%	8.08%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	0.00%	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Asset Management Limited	0.97%	0.00%	0.97%	25.71%	7.54%	8.11%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%*	0.00%	1.12%	-3.56%	2.14%	2.90%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.34%	0.00%	0.34%	0.00%	0.85%	0.44%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	-2.26%	2.46%	1.77%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.74%	0.00%	0.74%	28.50%	10.21%	12.33%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	0.00%	0.97%	12.29%	14.76%	13.96%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Investment Sub-Advisor: Invesco Canada Ltd.	0.94%	0.00%	0.94%	4.38%	4.69%	5.61%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.04%	0.00%	1.04%	27.23%	15.35%	14.77%
47

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.18%	0.00%	1.18%	22.86%	11.14%	10.52%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.98%	0.00%	0.98%	14.41%	25.03%	17.48%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	10.12%	11.64%	9.47%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	0.00%	0.87%	10.44%	11.36%	8.01%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	1.00%	0.00%	1.00%	15.96%	11.72%	10.16%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.76%	0.00%	0.76%	-0.84%	4.72%	3.55%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	0.00%	1.22%	41.99%	-11.79%	-4.24%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	0.00%	0.95%	6.06%	5.47%	6.60%
48

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.79%	0.00%	0.79%	-0.48%	1.99%	1.65%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	16.35%	24.84%	17.04%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.21%	0.00%	1.21%	26.67%	-0.71%	-1.21%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%	0.00%	1.14%	15.16%	23.88%	19.46%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II Investment Advisor: Delaware Management Company Investment Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%	0.00%	1.00%	31.17%	12.01%	12.89%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	17.19%	14.38%	11.80%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.71%	0.00%	0.71%	16.83%	19.13%	17.22%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	-1.11%	3.98%	3.42%
49

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	77.00%*	0.00%	77.00%	22.89%	25.57%	20.29%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.77%	0.00%	0.77%	18.08%	16.69%	13.59%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Perkins Investment Management LLC ("Perkins")	0.67%	0.00%	0.67%	19.72%	8.75%	10.29%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	13.58%	13.35%	6.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.60%	0.00%	0.60%	20.33%	21.98%	17.44%
Equity	Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC Investment Sub-Advisor: Intech Investment Management LLC	0.82%	0.00%	0.82%	21.33%	12.11%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	11.24%	7.99%	4.30%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 Investment Advisor: J.P. Morgan Investment Management Inc.	1.19%*	0.00%	1.19%	9.26%	9.98%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: J.P. Morgan Investment Management Inc.	0.89%*	0.00%	0.89%	8.21%	6.68%
50

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	0.00%	1.38%	5.46%	5.07%	3.57%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.06%*	0.00%	1.06%	11.93%	8.40%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	5.83%	7.86%	7.13%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.15%*	0.00%	1.15%	19.87%	10.45%	11.89%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.80%	0.00%	0.80%	10.29%	11.65%	13.80%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	26.79%	15.29%	13.86%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	21.93%	21.52%	19.44%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	12.31%	21.03%	16.82%
51

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Allocation	Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: QS Investors, LLC and Western Asset Management Company	1.27%	0.00%	1.27%	12.64%	4.72%	5.08%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.82%	0.00%	0.82%	1.32%	5.36%	5.79%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.89%	0.00%	0.89%	3.27%	5.65%	6.32%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	25.60%	15.79%	14.16%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	29.01%	11.07%	12.16%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.86%	0.00%	0.86%	8.97%	14.49%	12.24%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.96%*	0.00%	0.96%	23.23%	24.55%	19.03%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	1.57%	21.00%	15.86%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.95%*	0.00%	0.95%	25.15%	11.97%	13.13%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.99%	13.94%	9.72%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	0.00%	1.22%	-1.41%	15.61%	10.69%
52

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	0.00%	1.07%	-4.93%	19.86%	15.73%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	0.00%	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.85%*	0.00%	0.85%	26.80%	15.14%	14.28%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.63%	0.25%	0.88%	-1.93%	3.32%	2.66%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	0.00%	0.89%	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	0.25%	1.25%	0.00%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	0.00%	1.35%	-7.51%	8.31%	4.04%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.34%	0.00%	0.34%	0.00%	0.81%	0.40%
53

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.28%	0.25%	0.53%	10.98%	9.49%	7.96%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	12.37%	10.19%	9.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	0.00%	0.71%	10.43%	8.99%	8.43%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.25%	0.48%	-1.61%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%*	0.25%	0.50%	22.41%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	0.00%	0.43%	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.25%	0.50%	24.43%	12.79%	13.93%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	0.00%	0.93%	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.25%	0.41%	28.49%	18.28%	16.35%
54

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.25%	0.52%	14.54%	11.86%	13.13%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	1.00%	0.00%	1.00%	32.79%	8.34%	11.10%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.89%	0.00%	0.89%	12.99%	19.74%	15.36%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.00%	0.83%	0.74%	1.95%	1.69%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	0.00%	1.06%	17.94%	7.91%
Allocation	Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3 Investment Advisor: 7Twelve Advisors, LLC	1.00%	0.00%	1.00%	14.03%	6.96%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	2.02%*	0.00%	2.02%	-2.39%	-0.11%
Equity	Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 Investment Advisor: W. E. Donoghue & Co., LLC	1.31%*	0.00%	1.31%	30.30%	3.67%	5.07%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Power Momentum Index Fund: Class 1) Investment Advisor: W. E. Donoghue & Co., LLC	1.53%*	0.00%	1.53%	29.66%	10.21%	11.28%
Equity	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Probabilities Fund Management, LLC	2.24%*	0.00%	2.24%	2.19%	4.14%
55

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	19.31%	12.65%	11.46%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	9.62%	7.60%	6.71%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.58%	0.00%	0.58%	6.44%	5.76%	4.89%
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	16.51%	11.31%	10.13%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	8.57%	6.47%	5.27%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	12.59%	8.28%	6.14%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.74%	0.00%	0.74%	11.05%	7.63%	6.07%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Investment Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	12.81%	9.53%	8.49%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	0.00%	1.23%	16.23%	8.57%	6.02%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	0.00%	0.93%	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	1.28%	3.39%	2.93%
56

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.02%	0.00%	1.02%	-2.56%	4.54%	4.41%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	-4.15%	3.11%	1.53%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	-1.51%	3.89%	2.20%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class) Investment Advisor: PIMCO	1.11%*	0.00%	1.11%	12.63%	10.68%	6.12%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	3.63%	5.46%	6.06%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.82%	0.00%	0.82%	1.99%	5.05%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-1.95%	3.05%	4.39%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.91%	0.00%	0.91%	-7.51%	3.13%	1.01%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-4.78%	6.14%	4.19%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-0.92%	1.54%	1.58%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.67%	0.00%	0.67%	5.58%	5.33%	3.05%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	0.00%	0.60%	-0.05%	1.77%	1.64%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	-1.26%	3.93%	3.43%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.88%	0.00%	0.88%	0.21%	3.95%	3.85%
57

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.05%	0.00%	1.05%	25.33%	10.46%	12.15%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.04%	0.00%	1.04%	27.64%	19.84%	15.89%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.17%*	0.00%	1.17%	5.44%	4.78%	5.90%
Equity	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	0.98%	0.00%	0.98%	29.37%	8.93%	10.92%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Amundi Pioneer Asset Management, Inc.	1.03%*	0.00%	1.03%	1.72%	4.20%	4.21%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.27%	3.25%	5.10%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-18.52%	8.57%	6.04%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	34.09%	8.47%	13.73%
Equity	ProFunds - ProFund VP Basic Materials Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	25.62%	11.76%	8.79%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	15.73%	12.18%	16.90%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	26.33%	16.17%	14.29%
Equity	ProFunds - ProFund VP Consumer Goods Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.64%	14.23%	12.65%
Equity	ProFunds - ProFund VP Consumer Services Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	10.23%	15.99%	15.96%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-18.01%	7.82%	2.56%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.52%	6.47%	5.47%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	30.10%	12.00%	14.05%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	21.53%	15.95%	15.67%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.40%	13.62%	13.76%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	8.82%	6.91%	5.44%
58

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.65%	0.00%	1.65%	5.30%	21.76%	20.10%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.89%	8.63%	11.70%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.86%	21.92%	17.18%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.92%	10.07%	11.40%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	16.96%	12.84%	12.69%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.53%	9.36%	11.72%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.61%	0.00%	1.61%	22.20%	10.57%	11.74%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	24.80%	26.01%	20.69%
Equity	ProFunds - ProFund VP Oil & Gas Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	51.92%	-3.55%	-1.00%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	11.19%	8.11%	10.06%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-8.93%	8.48%	-4.44%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	37.07%	10.65%	9.94%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.63%	0.00%	1.63%	48.48%	31.41%	23.66%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	20.63%	12.42%	13.43%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.55%	8.42%	11.59%
Allocation	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.88%	9.84%	11.22%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	34.95%	30.24%	21.53%
Equity	ProFunds - ProFund VP Telecommunications Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	18.41%	3.09%	6.56%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.40%	9.51%	9.25%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	1.02%	0.00%	1.02%	-6.94%	1.69%	3.07%
59

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.95%	0.00%	0.95%	4.97%	5.33%	6.06%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Putnam Investments Limited	0.82%	0.00%	0.82%	-4.58%	3.61%	3.72%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	0.00%	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	0.00%	0.81%	27.30%	13.80%	14.11%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.75%*	0.00%	0.75%	-3.65%	1.61%	1.32%
Allocation	Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.20%*	0.00%	1.20%	0.75%	-0.51%	0.96%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.89%	0.00%	0.89%	23.56%	22.50%	18.28%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.33%*	0.00%	1.33%	29.97%	12.97%	9.24%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.08%*	0.00%	1.08%	28.81%	6.51%	8.63%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	33.49%	7.35%	11.10%
60

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	22.93%	12.37%	7.87%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	1.42%	12.44%	15.86%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	39.54%	1.95%	-6.56%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	10.61%	7.36%	9.66%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	38.25%	31.48%	23.75%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	50.45%	-5.87%	-3.54%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	17.50%	-20.11%	-13.27%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	35.26%	11.89%	13.14%
Alternative	Rydex Variable Trust - Global Managed Futures Fund (formerly, Guggenheim Variable Fund - Global Managed Futures Strategy) Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	0.94%	2.06%	-0.52%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund) Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	23.79%	6.51%	5.82%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	18.83%	16.54%	15.43%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	1.68%	4.06%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	-4.65%	19.96%	17.86%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	0.92%	10.42%	12.85%
61

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) Investment Advisor: Guggenheim Investments	2.02%*	0.00%	2.02%	8.10%	3.70%	2.83%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.65%*	0.00%	1.65%	25.54%	26.24%	21.11%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.61%	0.00%	1.61%	-9.19%	10.63%	-2.01%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	34.07%	9.20%	9.51%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	11.74%	16.88%	14.04%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	27.58%	19.27%	16.24%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	32.31%	7.93%	11.87%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	12.21%	11.31%	10.53%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	31.25%	9.61%	11.79%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.60%	0.00%	1.60%	19.16%	10.39%	11.72%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.59%	0.00%	1.59%	43.40%	5.20%	9.84%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	20.50%	26.84%	19.94%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	8.98%	6.25%	6.48%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.70%	0.00%	1.70%	22.17%	15.42%	16.02%
62

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.69%	0.00%	1.69%	14.52%	8.29%	8.52%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	17.32%	22.96%	18.92%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%*	0.00%	0.99%	25.21%	10.73%	11.53%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	0.00%	1.19%	12.82%	19.22%	20.12%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	-0.73%	1.89%	1.33%
Alternative	The Merger Fund VL - The Merger Fund VL This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	0.00%	1.50%	1.08%	4.82%	3.32%
Allocation	The Timothy Plan - Conservative Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.56%	0.00%	1.56%	7.92%	6.15%	5.36%
Allocation	The Timothy Plan - Strategic Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.38%	0.00%	1.38%	12.51%	7.76%	7.03%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	21.58%	3.92%	6.96%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	3.18%	5.64%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	-4.05%	4.40%	1.17%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (formerly, VanEck VIP Trust - Emerging Markets Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.16%	0.00%	1.16%	-11.86%	9.28%	6.87%
63

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	0.00%	1.09%	18.91%	2.24%	-0.12%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.25%	0.45%	19.01%	12.32%	11.40%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.25%	0.59%	21.54%	18.12%	17.35%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.13%	0.25%	0.38%	5.98%	8.09%	7.16%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC	0.28%	0.25%	0.53%	30.46%	13.51%	13.14%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Quantitative Equity Group	0.30%	0.25%	0.55%	25.32%	12.35%	13.06%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.14%	0.25%	0.39%	28.54%	18.30%	16.38%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.13%	0.25%	0.38%	-1.84%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Jackson Square Partners, LLC; Wellington Management Company LLP	0.41%	0.25%	0.66%	17.86%	24.24%	19.14%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP	0.26%	0.25%	0.51%	3.67%	5.69%	6.05%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.38%	0.25%	0.63%	-1.54%	20.47%	13.56%
64

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.17%	0.25%	0.42%	24.35%	15.71%	14.96%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio) Investment Advisor: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	10.07%	10.31%	9.21%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.26%	0.25%	0.51%	40.20%	11.24%	11.43%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.25%	0.39%	-0.45%	2.74%	2.47%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: Vanguard Fixed Income Group	0.14%	0.25%	0.39%	-1.71%	3.49%	2.76%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.10%	0.25%	0.35%	8.52%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Equity Index Group	0.13%	0.25%	0.38%	25.63%	17.79%	16.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	0.00%	1.10%	45.49%	12.57%	11.87%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Newfleet Asset Management, LLC	0.93%	0.00%	0.93%	1.07%	4.32%	4.77%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Sustainable Growth Advisers, LP	1.14%*	0.00%	1.14%	8.31%	8.93%	5.01%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
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Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Conservative Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (formerly, Vanguard Variable Insurance Fund - Vanguard Moderate Allocation Portfolio)
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
3:30 P.M.
•	Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:50 P.M.
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Precious Metals Fund
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•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
3:55 P.M.
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP Large-Cap Growth
•	ProFunds - ProFund VP Large-Cap Value
•	ProFunds - ProFund VP Mid-Cap
•	ProFunds - ProFund VP Mid-Cap Growth
•	ProFunds - ProFund VP Mid-Cap Value
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Small-Cap
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•	ProFunds - ProFund VP Small-Cap Growth
•	ProFunds - ProFund VP Small-Cap Value
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP Utilities
68

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000220424

Monument Advisor® NY
Monument Advisor SelectSM NY
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company of New York
through its Jefferson National Life of New York Annuity Account 1
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the "Separate Account"), dated May 1, 2022. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.

General Information
General Information Regarding Jefferson National Life Insurance Company of New York:
Jefferson National Life Insurance Company of New York ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Jefferson National Life of New York Annuity Account 1:
Jefferson National Life of New York Annuity Account 1, also referred to as the "Separate Account", was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
2

Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations
3

interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract can be distributed over a period not exceeding the life expectancy of the eligible designated beneficiary. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31 of the tenth year following the eligible designated beneficiary’s death. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
4

Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 72 (age 70½ if born prior July 1, 1949) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 72 (age 70½ if born prior to July 1, 1949). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born before July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distribution not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
5

One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
6

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
The Company makes available several fixed annuity options. See Annuity Payments (The Annuity Period) located in the prospectus.
Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.
Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
7

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company of New York, during the last calendar year.
Centarus
Kestra Investment Services
Raymond James
Trust Company of America/Axos
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2022.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life of New York Annuity Account 1 and the statutory financial statements and financial statement schedules I, IV and V of Jefferson National Life Insurance Company of New York have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated April 21, 2022 of Jefferson National Life Insurance Company of New York includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company of New York using statutory accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York Department of Financial Services.
Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
8

Financial Statements
9

JEFFERSON

NATIONAL LIFE OF

NEW YORK ANNUITY

ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2021

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company of New York and

Contract Owners of Jefferson National Life of New York Annuity Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life of New York Annuity Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4) (1)

American Funds The Bond Fund of America Class 4 (AMVBD4) (1)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Capitalization Class 4 (AMVGS4)

American Funds American High-Income Trust Class 4 (AMVHI4) (1)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World Class 4 (AMVNW4)

American Funds U.S. Government Securities Class 4 (AMVUA4) (1)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2) (1)

2

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value Class 1 (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value Class 1 (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS) (1)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

3

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

4

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Main Street Mid Cap II (IVMCC2) (1)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco V.I. Main Street II (OVGIS) (1)

Invesco V.I. Global II (OVGSS) (1)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco V.I. Global Strategic Income II (OVSBS) (1)

Invesco V.I. Core Bond II (OVTRBS) (1)

5

IVY VIP

Delaware Ivy VIP Asset Strategy - Class 2 (WRASP) (1)

Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP) (1)

Delaware Ivy VIP Balanced - Class 2 (WRBP) (1)

Delaware Ivy VIP Energy - Class 2 (WRENG) (1)

Delaware Ivy VIP Global Bond - Class 2 (WRGBP) (1)

Delaware Ivy VIP Natural Resources - Class 2 (WRGNR) (1)

Delaware Ivy VIP High Income - Class 2 (WRHIP) (1)

Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP) (1)

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG) (1)

Delaware Ivy VIP Science and Technology - Class 2 (WRSTP) (1)

Delaware Ivy VIP Value - Class 2 (WRVP) (1)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson U.S. Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Dividend Growth VC (LOVCDG)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT Value Series - Service (MVFSC)

6

NATIONWIDE VARIABLE INSURANCE

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Bond Index - Class Y (NVBXD)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market - Class Y (SAMY)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Short Duration Bond I (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI) (1)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM) (1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA) (1)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

7

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Large Cap Value Cl IB (PVEIB) (1)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA) (1)

8

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF) (1)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 24, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Columbia Overseas Value Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from October 25, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY VARIABLE PORT

American Century VP Large Company Value I (ACVLVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from August 25, 2021 (inception) to December 31, 2021.

INVESCO V. I.

Invesco V.I. Growth and Income I (ACGI)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 16, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Global Equity Fund Y (NVGEY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 17, 2021 (inception) to December 31, 2021.

NATIONWIDE VARIABLE INSURANCE

NVIT Allspring Discovery II (NVMMG2) (1)

PROFUNDS VP

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

PROFUNDS VP

ProFunds VP Consumer Goods (PROCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 27, 2021 (inception) to December 31, 2021.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Commodities Strategy (RVCMD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 21, 2021 (inception) to December 31, 2021.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 1, 2021 (inception) to December 31, 2021.

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 15, 2021 (inception) to December 31, 2021.

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Moderate Allocation (VVMA)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 17, 2021 (inception) to December 31, 2021.

FIDELITY VIP

Fidelity VIP Energy Service Class 2 (FNRS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 4, 2021 (inception) to December 31, 2021.

PROFUNDS VP

ProFunds VP UltraBull (PROUB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from December 30, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT AQR Large Cap Defensive Style Class 1 (TRF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 19, 2020 (inception) to December 31, 2020.

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 1, 2020 (inception) to December 31, 2020.

MFS VARIABLE INSURANCE TRUST

MFS VIT New Discovery Series - Service (MNDSC)

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

PUTNAM VARIABLE TRUST

Putnam VT Sustainable Leaders Class IB (PVNOB)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 7, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Basic Materials (RBMF)

AMERICAN FUNDS INS SERIES

American Funds Capital World Growth and Income Class 4 (AMVGW4) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 6, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex High Yield Strategy (RHYS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 27, 2020 (inception) to December 31, 2020.

INVESCO V.I.

Invesco V.I. Comstock I (ACC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from March 10, 2020 (inception) to December 31, 2020.

PROFUNDS VP

ProFunds VP Oil & Gas (PROOG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 24, 2020 (inception) to December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from February 7, 2020 (inception) to December 31, 2020.

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

12

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	18,430	$475,235	$400,850	$-	$400,850	$1	$400,849	$400,849	$-	$400,849
ALCAI2	5,925	529,051	558,903	1	558,904	-	558,904	558,904	-	558,904
ALMGI2	17,272	513,864	383,102	-	383,102	-	383,102	383,102	-	383,102
ALVGIA	8,731	275,146	321,552	1	321,553	-	321,553	321,553	-	321,553
ALVIVB	3,224	44,594	50,365	-	50,365	1	50,364	50,364	-	50,364
ALVSVB	10,362	160,406	240,093	-	240,093	1	240,092	240,092	-	240,092
AAEIP3	12,201	95,299	107,617	1	107,618	-	107,618	107,618	-	107,618
AAGEA2	1,427	16,972	21,216	1	21,217	-	21,217	21,217	-	21,217
ABEAA2	62,512	687,987	738,268	-	738,268	-	738,268	738,268	-	738,268
ACEAA2	2,694	31,373	30,633	1	30,634	-	30,634	30,634	-	30,634
AGEAA2	28,022	319,540	351,672	-	351,672	-	351,672	351,672	-	351,672
AUGEA2	15,802	166,634	177,141	-	177,141	-	177,141	177,141	-	177,141
ACVB	111,312	854,790	1,064,139	-	1,064,139	-	1,064,139	1,064,139	-	1,064,139
ACVI	42,521	506,295	631,855	1	631,856	-	631,856	631,856	-	631,856
ACVIG	61,309	627,944	657,228	1	657,229	-	657,229	657,229	-	657,229
ACVIP2	54,887	609,160	626,813	1	626,814	-	626,814	626,814	-	626,814
ACVLVI	383	7,324	7,458	-	7,458	-	7,458	7,458	-	7,458
ACVU1	7,377	192,038	231,485	1	231,486	-	231,486	231,486	-	231,486
ACVV	836	11,305	11,422	-	11,422	-	11,422	11,422	-	11,422
AMVAA4	52,566	1,267,532	1,501,271	-	1,501,271	-	1,501,271	1,501,271	-	1,501,271
AMVBC4	14,278	211,139	252,868	1	252,869	-	252,869	252,869	-	252,869
AMVBD4	67,507	755,547	743,256	-	743,256	-	743,256	743,256	-	743,256
AMVCB4	26,161	267,818	317,595	-	317,595	-	317,595	317,595	-	317,595
AMVGB4	25,331	294,627	293,077	1	293,078	-	293,078	293,078	-	293,078
AMVGG4	4,232	178,247	188,608	1	188,609	-	188,609	188,609	-	188,609
AMVGI4	18,345	982,378	1,202,912	-	1,202,912	-	1,202,912	1,202,912	-	1,202,912
AMVGR4	12,566	1,173,402	1,555,507	-	1,555,507	2	1,555,505	1,555,505	-	1,555,505
AMVGS4	3,287	100,871	108,340	-	108,340	-	108,340	108,340	-	108,340
AMVGW4	1,582	27,749	28,544	-	28,544	-	28,544	28,544	-	28,544
AMVHI4	8,045	90,508	88,412	1	88,413	-	88,413	88,413	-	88,413
AMVI4	42,926	923,729	957,680	-	957,680	1	957,679	957,679	-	957,679
AMVIG4	12,683	246,675	243,899	-	243,899	1	243,898	243,898	-	243,898
AMVM4	3,244	33,718	34,025	-	34,025	-	34,025	34,025	-	34,025
AMVNW4	70,080	2,022,377	2,189,295	1	2,189,296	-	2,189,296	2,189,296	-	2,189,296
AMVUA4	34,024	432,563	391,959	-	391,959	-	391,959	391,959	-	391,959
AVPAP2	23,979	306,345	358,002	-	358,002	-	358,002	358,002	-	358,002
AVRBP2	5,028	60,210	64,763	-	64,763	-	64,763	64,763	-	64,763
PIHYB2	11,993	110,214	110,453	-	110,453	1	110,452	110,452	-	110,452
PIVB2	35,044	395,942	395,992	1	395,993	-	395,993	395,993	-	395,993
PIVEI2	3,073	50,416	60,069	-	60,069	-	60,069	60,069	-	60,069
PIVMV2	351	6,089	7,994	2	7,996	-	7,996	7,996	-	7,996

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PIVSI2	57,491	601,941	599,633	-	599,633	-	599,633	599,633	-	599,633
BRVED3	17,974	200,547	218,205	-	218,205	-	218,205	218,205	-	218,205
BRVHY3	159,413	1,207,380	1,209,941	5,064	1,215,005	-	1,215,005	1,215,005	-	1,215,005
BRVTR3	61,236	751,311	724,427	714	725,141	-	725,141	725,141	-	725,141
BRVUG3	16,826	177,343	176,673	50	176,723	-	176,723	176,723	-	176,723
BVLCC3	4,229	113,376	95,914	-	95,914	-	95,914	95,914	-	95,914
BVLFG3	6,950	164,470	147,275	1	147,276	-	147,276	147,276	-	147,276
MLVGA3	66,642	1,003,425	958,314	1	958,315	-	958,315	958,315	-	958,315
DSIF	5,828	366,820	453,504	1	453,505	-	453,505	453,505	-	453,505
DSRG	1,242	47,824	72,147	-	72,147	-	72,147	72,147	-	72,147
DVSCS	60,863	1,089,571	1,433,332	-	1,433,332	1	1,433,331	1,433,331	-	1,433,331
CVSBF	226,461	600,787	627,296	-	627,296	1	627,295	627,295	-	627,295
CLVGT2	67,414	2,019,182	2,341,296	-	2,341,296	1	2,341,295	2,341,295	-	2,341,295
CLVLV1	3,773	129,029	141,195	-	141,195	1	141,194	141,194	-	141,194
CLVSI2	150,237	620,994	630,995	1	630,996	-	630,996	630,996	-	630,996
CLVSV1	9,511	204,483	340,219	-	340,219	-	340,219	340,219	-	340,219
CSCRS	2,894	70,828	71,596	-	71,596	-	71,596	71,596	-	71,596
DWVSVS	5,980	189,329	270,676	-	270,676	1	270,675	270,675	-	270,675
DFVEA	296,750	3,861,920	4,433,451	-	4,433,451	-	4,433,451	4,433,451	-	4,433,451
DFVGB	225,379	2,395,590	2,352,960	-	2,352,960	1	2,352,959	2,352,959	-	2,352,959
DFVGMI	186,133	2,402,030	2,937,183	2	2,937,185	-	2,937,185	2,937,185	-	2,937,185
DFVIS	155,426	1,948,850	2,123,116	-	2,123,116	-	2,123,116	2,123,116	-	2,123,116
DFVIV	343,515	4,017,422	4,585,928	1	4,585,929	-	4,585,929	4,585,929	-	4,585,929
DFVSTF	268,075	2,746,645	2,729,003	-	2,729,003	2	2,729,001	2,729,001	-	2,729,001
DFVULV	131,759	3,276,506	4,363,854	-	4,363,854	-	4,363,854	4,363,854	-	4,363,854
DFVUTV	155,309	2,788,093	3,660,640	1	3,660,641	-	3,660,641	3,660,641	-	3,660,641
ETVFR	218,556	1,980,041	1,986,671	-	1,986,671	1	1,986,670	1,986,670	-	1,986,670
FHIB	63,789	390,705	407,615	-	407,615	-	407,615	407,615	-	407,615
FVK2S	39,463	768,188	883,969	1	883,970	-	883,970	883,970	-	883,970
FVU2	38,561	394,336	497,438	1	497,439	-	497,439	497,439	-	497,439
FB2	84,982	2,032,279	2,083,755	1	2,083,756	-	2,083,756	2,083,756	-	2,083,756
FC2	52,707	2,479,915	2,767,668	-	2,767,668	1	2,767,667	2,767,667	-	2,767,667
FDSCS2	9,066	156,502	185,126	1	185,127	-	185,127	185,127	-	185,127
FEI2	21,770	578,273	550,139	-	550,139	-	550,139	550,139	-	550,139
FG2	29,353	2,994,868	2,918,311	-	2,918,311	-	2,918,311	2,918,311	-	2,918,311
FGI2	3,536	85,434	89,873	-	89,873	-	89,873	89,873	-	89,873
FGO2	26,512	2,089,078	2,057,864	1	2,057,865	-	2,057,865	2,057,865	-	2,057,865
FHI2	8,277	41,550	41,632	-	41,632	-	41,632	41,632	-	41,632
FIGBP2	145,897	1,940,513	1,893,748	-	1,893,748	-	1,893,748	1,893,748	-	1,893,748
FMC2	4,873	175,599	191,932	-	191,932	1	191,931	191,931	-	191,931
FNRS2	5,813	91,595	91,204	-	91,204	-	91,204	91,204	-	91,204

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FO2	8,344	189,563	241,485	2	241,487	-	241,487	241,487	-	241,487
FRESS2	8,987	182,102	209,939	1	209,940	-	209,940	209,940	-	209,940
FV2	35,388	595,628	634,512	-	634,512	-	634,512	634,512	-	634,512
FVFI2	15,928	198,859	202,123	-	202,123	1	202,122	202,122	-	202,122
FVICA2	27,656	584,726	666,796	1	666,797	-	666,797	666,797	-	666,797
FVSIS2	93,911	1,103,829	1,090,303	-	1,090,303	-	1,090,303	1,090,303	-	1,090,303
FEOVF	7,713	195,960	203,477	-	203,477	-	203,477	203,477	-	203,477
FTVGI2	38,137	591,377	500,734	-	500,734	-	500,734	500,734	-	500,734
FTVGR2	15,121	251,260	264,157	-	264,157	-	264,157	264,157	-	264,157
FTVIS2	17,709	290,338	296,795	-	296,795	-	296,795	296,795	-	296,795
FTVMS2	718	13,293	13,792	1	13,793	-	13,793	13,793	-	13,793
FTVRD2	16,319	476,180	578,029	-	578,029	-	578,029	578,029	-	578,029
FTVSI2	54,036	556,089	552,789	-	552,789	-	552,789	552,789	-	552,789
FTVUG2	3,771	46,183	43,629	-	43,629	-	43,629	43,629	-	43,629
GVMSA	4,120	38,580	40,089	-	40,089	-	40,089	40,089	-	40,089
GVFRB	79,674	1,934,563	1,944,035	1	1,944,036	-	1,944,036	1,944,036	-	1,944,036
GVTRBE	134,054	2,286,638	2,309,752	-	2,309,752	1	2,309,751	2,309,751	-	2,309,751
RBF	1,253	134,123	124,164	-	124,164	-	124,164	124,164	-	124,164
RBMF	1,215	128,343	128,757	-	128,757	-	128,757	128,757	-	128,757
RELF	2,720	505,179	573,143	1	573,144	-	573,144	573,144	-	573,144
RHCF	391	36,944	37,763	-	37,763	-	37,763	37,763	-	37,763
RJNF	103	7,116	6,978	-	6,978	1	6,977	6,977	-	6,977
RLF	789	103,349	96,178	-	96,178	-	96,178	96,178	-	96,178
RMED	625	159,209	151,912	-	151,912	-	151,912	151,912	-	151,912
RNF	1,408	206,037	276,866	-	276,866	1	276,865	276,865	-	276,865
ROF	46,773	3,258,342	3,408,805	-	3,408,805	1	3,408,804	3,408,804	-	3,408,804
RPMF	5,107	220,665	210,681	-	210,681	-	210,681	210,681	-	210,681
RREF	19,876	1,002,839	1,014,666	-	1,014,666	-	1,014,666	1,014,666	-	1,014,666
RRF	732	105,552	98,254	-	98,254	-	98,254	98,254	-	98,254
RTEC	1,014	207,751	210,484	-	210,484	2	210,482	210,482	-	210,482
RTF	29	12,884	14,385	-	14,385	-	14,385	14,385	-	14,385
RTRF	647	80,236	80,735	-	80,735	-	80,735	80,735	-	80,735
RVARS	1,594	38,928	43,045	-	43,045	-	43,045	43,045	-	43,045
RVCMD	1,213	100,566	105,598	-	105,598	-	105,598	105,598	-	105,598
RVF	2,145	360,578	411,755	-	411,755	2	411,753	411,753	-	411,753
RVLCG	5,969	416,498	418,348	-	418,348	-	418,348	418,348	-	418,348
RVLCV	2,354	143,864	144,193	-	144,193	1	144,192	144,192	-	144,192
RVMFU	6,588	109,041	107,062	1	107,063	-	107,063	107,063	-	107,063
RVSCV	135	11,451	11,603	-	11,603	-	11,603	11,603	-	11,603
RVSDL	98	3,881	3,825	-	3,825	-	3,825	3,825	-	3,825
SBLQ	540	22,765	25,220	1	25,221	-	25,221	25,221	-	25,221

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLY	3,014	58,614	79,499	-	79,499	-	79,499	79,499	-	79,499
ACC1	21,606	433,973	456,742	-	456,742	-	456,742	456,742	-	456,742
ACGI	1,523	35,086	36,093	-	36,093	-	36,093	36,093	-	36,093
AVHY1	21,126	110,065	110,487	-	110,487	-	110,487	110,487	-	110,487
AVIE	2,773	102,920	114,814	-	114,814	1	114,813	114,813	-	114,813
IVBRA2	29,237	302,264	308,453	-	308,453	-	308,453	308,453	-	308,453
IVCPBI	249,868	1,679,403	1,636,633	-	1,636,633	1	1,636,632	1,636,632	-	1,636,632
IVDDI	7,372	191,508	219,831	1	219,832	-	219,832	219,832	-	219,832
IVGMMI	7,740,163	7,740,159	7,740,163	1	7,740,164	-	7,740,164	7,740,164	-	7,740,164
IVGS1	388	4,558	4,450	1	4,451	-	4,451	4,451	-	4,451
IVHS	4,191	132,114	141,922	-	141,922	1	141,921	141,921	-	141,921
IVKEI1	46,637	834,865	964,922	-	964,922	-	964,922	964,922	-	964,922
IVMCC2	2,177	23,942	27,326	-	27,326	2	27,324	27,324	-	27,324
IVRE	14,049	232,691	252,748	-	252,748	-	252,748	252,748	-	252,748
IVT	11,680	425,953	444,779	1	444,780	-	444,780	444,780	-	444,780
OVGIS	1,652	53,920	58,274	-	58,274	-	58,274	58,274	-	58,274
OVGSS	4,185	222,532	235,106	-	235,106	1	235,105	235,105	-	235,105
OVIGS	36,195	87,613	110,757	-	110,757	-	110,757	110,757	-	110,757
OVTRBS	125,223	972,806	962,966	-	962,966	-	962,966	962,966	-	962,966
WRASP	577	6,420	5,884	-	5,884	-	5,884	5,884	-	5,884
WRBDP	269,523	1,558,954	1,517,794	-	1,517,794	2	1,517,792	1,517,792	-	1,517,792
WRBP	8,553	70,808	80,307	-	80,307	-	80,307	80,307	-	80,307
WRGBP	1,593	8,064	8,006	-	8,006	-	8,006	8,006	-	8,006
WRGNR	17,638	80,630	72,587	-	72,587	-	72,587	72,587	-	72,587
WRHIP	42,506	143,479	144,205	-	144,205	-	144,205	144,205	-	144,205
WRLTBP	45,325	224,194	221,612	-	221,612	-	221,612	221,612	-	221,612
WRMCG	26,513	457,554	473,048	-	473,048	1	473,047	473,047	-	473,047
WRSTP	2,390	87,151	70,525	-	70,525	-	70,525	70,525	-	70,525
WRVP	4,272	25,783	35,200	-	35,200	-	35,200	35,200	-	35,200
JABIN	69,615	2,811,310	3,496,077	-	3,496,077	1	3,496,076	3,496,076	-	3,496,076
JAEI	8,896	737,794	894,098	1	894,099	-	894,099	894,099	-	894,099
JAFBS	9,460	124,681	125,536	-	125,536	-	125,536	125,536	-	125,536
JAFRIN	39,813	2,043,067	2,458,458	-	2,458,458	1	2,458,457	2,458,457	-	2,458,457
JAGRIN	1,281	75,606	91,322	-	91,322	-	91,322	91,322	-	91,322
JAIG	3,835	155,799	164,563	1	164,564	-	164,564	164,564	-	164,564
JARIN	3,766	173,523	212,059	-	212,059	1	212,058	212,058	-	212,058
JIULVV	3,801	63,498	67,307	1	67,308	-	67,308	67,308	-	67,308
JMCVIN	19,421	302,308	371,327	1	371,328	-	371,328	371,328	-	371,328
JHEVTN	70,246	637,078	736,882	-	736,882	-	736,882	736,882	-	736,882
JPIGA2	36,113	725,342	741,043	-	741,043	-	741,043	741,043	-	741,043
JPIIB2	5,655	60,888	67,073	-	67,073	-	67,073	67,073	-	67,073

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LZREMS	10,676	231,986	233,378	-	233,378	-	233,378	233,378	-	233,378
LZRIES	22,066	212,320	242,726	-	242,726	-	242,726	242,726	-	242,726
LZRUSM	9,912	151,789	192,977	-	192,977	1	192,976	192,976	-	192,976
LPVCAI	2,458	75,785	59,155	-	59,155	1	59,154	59,154	-	59,154
LPVCII	14,125	250,193	361,894	-	361,894	-	361,894	361,894	-	361,894
LPVQD2	1,263	16,473	17,079	-	17,079	-	17,079	17,079	-	17,079
LVCLGI	18,485	524,105	798,915	-	798,915	-	798,915	798,915	-	798,915
SBVSG2	51,745	1,645,873	1,749,484	-	1,749,484	1	1,749,483	1,749,483	-	1,749,483
SBVHY	10,484	78,774	75,383	1	75,384	-	75,384	75,384	-	75,384
LOVBD	63,485	812,992	780,866	-	780,866	1	780,865	780,865	-	780,865
LOVCDG	24,788	410,644	502,452	-	502,452	-	502,452	502,452	-	502,452
MNCPS	51,555	946,752	952,762	-	952,762	-	952,762	952,762	-	952,762
MEGSS	6,036	412,187	451,149	1	451,150	-	451,150	451,150	-	451,150
MNDSC	16,188	353,180	321,170	-	321,170	-	321,170	321,170	-	321,170
MVFSC	6,538	152,489	157,965	-	157,965	-	157,965	157,965	-	157,965
DTRTFY	152,805	1,551,394	1,512,773	-	1,512,773	-	1,512,773	1,512,773	-	1,512,773
GVEXD	249,456	5,747,662	6,984,773	1	6,984,774	-	6,984,774	6,984,774	-	6,984,774
GVIXY	142,370	1,407,698	1,597,395	-	1,597,395	1	1,597,394	1,597,394	-	1,597,394
MCIFD	51,028	1,227,427	1,414,503	-	1,414,503	-	1,414,503	1,414,503	-	1,414,503
NVBXD	27,540	292,126	294,949	-	294,949	-	294,949	294,949	-	294,949
NVGEY	5,613	86,376	86,887	-	86,887	-	86,887	86,887	-	86,887
NVMIVX	802	9,084	9,235	-	9,235	-	9,235	9,235	-	9,235
NVMMV1	15,093	129,945	143,689	-	143,689	-	143,689	143,689	-	143,689
NVSIXD	256,048	2,319,617	2,634,735	-	2,634,735	1	2,634,734	2,634,734	-	2,634,734
SAMY	6,483,893	6,483,892	6,483,893	-	6,483,893	2	6,483,891	6,483,891	-	6,483,891
TRF	407	10,160	11,090	-	11,090	-	11,090	11,090	-	11,090
AMCG	13,011	368,869	524,874	-	524,874	-	524,874	524,874	-	524,874
AMRI	3,852	63,332	78,303	1	78,304	-	78,304	78,304	-	78,304
AMTB	57,687	616,143	604,564	-	604,564	1	604,563	604,563	-	604,563
NBARMS	2,563	24,879	29,189	-	29,189	-	29,189	29,189	-	29,189
NO7TB3	35,920	453,337	500,004	-	500,004	-	500,004	500,004	-	500,004
NOTB2	11,560	139,710	146,460	-	146,460	-	146,460	146,460	-	146,460
NOTBBA	884	9,369	7,848	-	7,848	-	7,848	7,848	-	7,848
NOVPDI	517	8,861	8,647	-	8,647	-	8,647	8,647	-	8,647
NOVPM	240	6,725	7,892	2	7,894	-	7,894	7,894	-	7,894
PMUBAM	1,472	15,048	15,188	-	15,188	-	15,188	15,188	-	15,188
PMVAAA	4,522	46,258	52,051	-	52,051	-	52,051	52,051	-	52,051
PMVEBA	97,139	1,211,009	1,216,185	-	1,216,185	-	1,216,185	1,216,185	-	1,216,185
PMVFBA	1,883	19,007	17,271	1	17,272	-	17,272	17,272	-	17,272
PMVFHA	56,755	628,814	610,116	-	610,116	2	610,114	610,114	-	610,114
PMVGBA	36,028	409,099	394,143	2	394,145	-	394,145	394,145	-	394,145

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVHYA	83,758	667,417	665,037	-	665,037	-	665,037	665,037	-	665,037
PMVID	411,451	4,438,857	4,488,928	2	4,488,930	-	4,488,930	4,488,930	-	4,488,930
PMVLDA	159,869	1,636,263	1,635,455	1	1,635,456	-	1,635,456	1,635,456	-	1,635,456
PMVLGA	69,268	930,109	778,577	-	778,577	-	778,577	778,577	-	778,577
PMVRRA	128,510	1,763,947	1,797,859	-	1,797,859	-	1,797,859	1,797,859	-	1,797,859
PMVRSA	8,047	64,544	62,281	1	62,282	-	62,282	62,282	-	62,282
PMVTRA	359,546	4,076,771	3,868,712	-	3,868,712	1	3,868,711	3,868,711	-	3,868,711
PVGMAA	11,586	148,189	150,042	-	150,042	-	150,042	150,042	-	150,042
PVSTA	93,916	978,054	967,338	-	967,338	-	967,338	967,338	-	967,338
PROA30	209	15,060	11,119	-	11,119	-	11,119	11,119	-	11,119
PROBIO	1,250	106,274	118,117	-	118,117	-	118,117	118,117	-	118,117
PROBM	45	3,708	3,835	-	3,835	-	3,835	3,835	-	3,835
PROCG	1,470	95,101	102,079	-	102,079	-	102,079	102,079	-	102,079
PROCS	2,456	190,970	189,990	-	189,990	1	189,989	189,989	-	189,989
PROE30	508	12,739	13,016	-	13,016	-	13,016	13,016	-	13,016
PROEM	2,903	103,701	87,197	-	87,197	-	87,197	87,197	-	87,197
PROFIN	790	38,792	39,838	-	39,838	-	39,838	39,838	-	39,838
PROHC	328	25,452	27,583	-	27,583	-	27,583	27,583	-	27,583
PROIND	693	68,995	69,256	1	69,257	-	69,257	69,257	-	69,257
PROJP	1,284	76,886	72,919	-	72,919	1	72,918	72,918	-	72,918
PROLCG	11,223	977,831	964,588	-	964,588	-	964,588	964,588	-	964,588
PROMC	3,688	67,017	79,183	-	79,183	1	79,182	79,182	-	79,182
PROMCV	91	4,440	4,581	-	4,581	-	4,581	4,581	-	4,581
PRON	310	19,550	22,920	-	22,920	-	22,920	22,920	-	22,920
PRONET	6,873	363,148	352,586	-	352,586	-	352,586	352,586	-	352,586
PROPM	1,245	32,975	35,016	-	35,016	-	35,016	35,016	-	35,016
PROSC	2,320	85,557	100,224	-	100,224	-	100,224	100,224	-	100,224
PROSCG	135	5,468	5,538	1	5,539	-	5,539	5,539	-	5,539
PROSCN	1,605	142,336	179,005	1	179,006	-	179,006	179,006	-	179,006
PROTEC	253	21,678	23,487	-	23,487	-	23,487	23,487	-	23,487
PROUB	3,262	117,492	151,436	-	151,436	-	151,436	151,436	-	151,436
PROUMC	7	464	510	-	510	-	510	510	-	510
PROUN	1,833	151,192	182,100	-	182,100	-	182,100	182,100	-	182,100
PROUSC	18	471	468	-	468	-	468	468	-	468
PVDIB	6,683	39,704	35,286	-	35,286	1	35,285	35,285	-	35,285
PVEIB	21,597	524,639	665,608	-	665,608	-	665,608	665,608	-	665,608
PVHYB	66,367	408,959	413,464	-	413,464	-	413,464	413,464	-	413,464
PVIB	8,406	88,262	86,414	-	86,414	1	86,413	86,413	-	86,413
PVNOB	534	23,624	26,282	-	26,282	-	26,282	26,282	-	26,282
RWMVN	896	9,194	9,184	-	9,184	-	9,184	9,184	-	9,184
ROCMC	11,438	126,870	168,933	2	168,935	-	168,935	168,935	-	168,935

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROCSC	40,881	340,555	384,692	-	384,692	1	384,691	384,691	-	384,691
TRBCG2	85,617	3,540,710	4,321,090	-	4,321,090	-	4,321,090	4,321,090	-	4,321,090
TREI2	13,933	409,359	416,749	-	416,749	-	416,749	416,749	-	416,749
TRHS2	19,679	1,066,794	1,204,147	-	1,204,147	-	1,204,147	1,204,147	-	1,204,147
TRLT2	92,502	451,516	452,332	1	452,333	-	452,333	452,333	-	452,333
TPVSGP	1,506	16,867	19,919	-	19,919	-	19,919	19,919	-	19,919
VVGGS	3,944	37,447	34,547	-	34,547	-	34,547	34,547	-	34,547
VWBF	2,638	21,450	21,213	-	21,213	-	21,213	21,213	-	21,213
VWEM	36,494	536,294	525,515	-	525,515	-	525,515	525,515	-	525,515
VWHA	3,734	75,337	99,353	1	99,354	-	99,354	99,354	-	99,354
VVB	214,148	5,057,262	6,083,957	1	6,083,958	-	6,083,958	6,083,958	-	6,083,958
VVCA	41,196	1,124,112	1,178,200	-	1,178,200	1	1,178,199	1,178,199	-	1,178,199
VVCG	42,468	1,772,903	2,152,684	-	2,152,684	1	2,152,683	2,152,683	-	2,152,683
VVDV	98,092	1,212,352	1,711,707	-	1,711,707	-	1,711,707	1,711,707	-	1,711,707
VVEI	131,274	2,954,765	3,650,722	-	3,650,722	-	3,650,722	3,650,722	-	3,650,722
VVEIX	137,552	6,673,975	9,005,529	-	9,005,529	-	9,005,529	9,005,529	-	9,005,529
VVG	154,426	4,842,874	5,909,866	-	5,909,866	1	5,909,865	5,909,865	-	5,909,865
VVGBI	70,960	1,514,228	1,511,457	-	1,511,457	-	1,511,457	1,511,457	-	1,511,457
VVHGB	1,339,902	16,335,030	16,373,606	-	16,373,606	1	16,373,605	16,373,605	-	16,373,605
VVHYB	352,181	2,764,280	2,838,576	1	2,838,577	-	2,838,577	2,838,577	-	2,838,577
VVI	201,507	6,515,595	7,999,836	-	7,999,836	-	7,999,836	7,999,836	-	7,999,836
VVMA	4,617	152,328	156,473	-	156,473	1	156,472	156,472	-	156,472
VVMCI	187,313	4,632,738	5,521,982	-	5,521,982	-	5,521,982	5,521,982	-	5,521,982
VVREI	145,563	1,943,395	2,410,521	1	2,410,522	-	2,410,522	2,410,522	-	2,410,522
VVSCG	28,502	622,519	755,314	-	755,314	1	755,313	755,313	-	755,313
VVSTC	974,496	10,525,950	10,505,068	2	10,505,070	-	10,505,070	10,505,070	-	10,505,070
VVTISI	210,224	4,831,316	5,093,737	1	5,093,738	-	5,093,738	5,093,738	-	5,093,738
VVTSM	285,716	12,588,050	16,268,665	-	16,268,665	1	16,268,664	16,268,664	-	16,268,664
VRVDRA	14,273	326,431	361,388	-	361,388	1	361,387	361,387	-	361,387
VRVNMA	32,124	307,815	301,969	-	301,969	-	301,969	301,969	-	301,969
SVDF	7,326	274,506	313,122	-	313,122	1	313,121	313,121	-	313,121
MGRFV	67,342	806,335	792,619	-	792,619	-	792,619	792,619	-	792,619

Total (unaudited)			$274,826,343	$5,901	$274,832,244	$68	$274,832,176	$274,832,176	$-	$274,832,176

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	APTGBS	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ALVIVB	ALVSVB
Reinvested dividends	$3,134,302	52,317	-	-	-	1,913	851	1,994
Mortality and expense risk charges (note 2)	(287,521)	-	-	-	-	-	-	-

Net investment income (loss)	2,846,781	52,317	-	-	-	1,913	851	1,994

Realized gain (loss) on investments	6,858,420	(5,042)	14,119	(318,937)	55,360	936	(51)	29,514
Change in unrealized gain (loss) on investments	5,969,794	(79,113)	(35,910)	46,270	(182,926)	52,462	4,381	53,306

Net gain (loss) on investments	12,828,214	(84,155)	(21,791)	(272,667)	(127,566)	53,398	4,330	82,820

Reinvested capital gains	9,193,081	-	115,802	214,484	135,276	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$24,868,076	(31,838)	94,011	(58,183)	7,710	55,311	5,181	84,814

Investment Activity*:	AAEIP3	AAGEA2	ABEAA2	ACEAA2	AGEAA2	AUGEA2	ACVB	ACVI
Reinvested dividends	$2,589	225	6,110	431	4,201	2,484	7,149	966
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,589	225	6,110	431	4,201	2,484	7,149	966

Realized gain (loss) on investments	29,074	927	564	(1)	123	157	2,324	8,548
Change in unrealized gain (loss) on investments	11,928	2,206	26,884	(565)	29,227	2,817	89,367	23,439

Net gain (loss) on investments	41,002	3,133	27,448	(566)	29,350	2,974	91,691	31,987

Reinvested capital gains	-	445	17,683	818	12,091	5,375	44,008	17,111

Net increase (decrease) in contract owners' equity resulting from operations	$43,591	3,803	51,241	683	45,642	10,833	142,848	50,064

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4
Reinvested dividends	$9,591	14,029	28	-	143	18,906	2,614	8,846
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,591	14,029	28	-	143	18,906	2,614	8,846

Realized gain (loss) on investments	13,129	2,916	-	2,812	(2)	16,115	187	841
Change in unrealized gain (loss) on investments	(9,333)	9,818	133	26,664	117	95,823	34,843	(37,092)

Net gain (loss) on investments	3,796	12,734	133	29,476	115	111,938	35,030	(36,251)

Reinvested capital gains	169,366	-	-	15,552	-	41,361	-	29,226

Net increase (decrease) in contract owners' equity resulting from operations	$182,753	26,763	161	45,028	258	172,205	37,644	1,821

Investment Activity*:	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4
Reinvested dividends	$7,408	3,976	185	9,910	772	-	563	8,571
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,408	3,976	185	9,910	772	-	563	8,571

Realized gain (loss) on investments	554	205	673	21,627	27,917	1,621	6,082	37,751
Change in unrealized gain (loss) on investments	31,641	(20,439)	6,575	141,328	58,021	(1,466)	(2,883)	(2,181)

Net gain (loss) on investments	32,195	(20,234)	7,248	162,955	85,938	155	3,199	35,570

Reinvested capital gains	-	5,437	4,241	9,140	168,290	1,266	2,887	-

Net increase (decrease) in contract owners' equity resulting from operations	$39,603	(10,821)	11,674	182,005	255,000	1,421	6,649	44,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	PIHYB2
Reinvested dividends	$22,608	6,285	86	12,946	3,927	4,709	1,005	1,591
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	22,608	6,285	86	12,946	3,927	4,709	1,005	1,591

Realized gain (loss) on investments	4,360	58	189	101,162	(7,140)	1,087	136	(97)
Change in unrealized gain (loss) on investments	(49,135)	(4,329)	(1,675)	(117,972)	(36,309)	34,654	9,167	240

Net gain (loss) on investments	(44,775)	(4,271)	(1,486)	(16,810)	(43,449)	35,741	9,303	143

Reinvested capital gains	-	-	1,130	56,701	34,978	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(22,167)	2,014	(270)	52,837	(4,544)	40,450	10,308	1,734

Investment Activity*:	PIVB2	PIVEI2	PIVMV2	PIVSI2	BRVED3	BRVHY3	BRVTR3	BRVUG3
Reinvested dividends	$12,795	624	54	11,672	2,790	48,930	11,966	3,283
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,795	624	54	11,672	2,790	48,930	11,966	3,283

Realized gain (loss) on investments	10,045	(7,065)	-	1,646	3,312	30,435	(7,973)	10,314
Change in unrealized gain (loss) on investments	(39,358)	17,352	1,761	(8,390)	7,127	(24,176)	(26,208)	(24,142)

Net gain (loss) on investments	(29,313)	10,287	1,761	(6,744)	10,439	6,259	(34,181)	(13,828)

Reinvested capital gains	18,359	-	-	3,587	26,407	5,624	2,363	-

Net increase (decrease) in contract owners' equity resulting from operations	$1,841	10,911	1,815	8,515	39,636	60,813	(19,852)	(10,545)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BVLCC3	BVLFG3	MLVGA3	DSIF	DSRG	DVSCS	CVSBF	CLVGT2
Reinvested dividends	$43	-	6,777	4,585	501	8,978	2,154	1,478
Mortality and expense risk charges (note 2)	-	-	-	(963)	-	-	-	-

Net investment income (loss)	43	-	6,777	3,622	501	8,978	2,154	1,478

Realized gain (loss) on investments	6	34,720	34,640	8,158	773	57,759	687	96,966
Change in unrealized gain (loss) on investments	(20,764)	(18,940)	(151,499)	63,045	12,935	224,671	20,294	131,270

Net gain (loss) on investments	(20,758)	15,780	(116,859)	71,203	13,708	282,430	20,981	228,236

Reinvested capital gains	37,595	30,700	155,497	15,552	1,473	18,385	5,558	59,401

Net increase (decrease) in contract owners' equity resulting from operations	$16,880	46,480	45,415	90,377	15,682	309,793	28,693	289,115

Investment Activity*:	CLVLV1	CLVSI2	CLVSV1	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI
Reinvested dividends	$-	26,370	-	3,326	2,264	67,033	18,080	41,582
Mortality and expense risk charges (note 2)	-	-	-	-	-	(6,258)	(5,793)	(6,828)

Net investment income (loss)	-	26,370	-	3,326	2,264	60,775	12,287	34,754

Realized gain (loss) on investments	115,540	1,547	1,566	38	2,593	27,049	(6,775)	41,829
Change in unrealized gain (loss) on investments	(35,268)	(20,658)	60,527	3,908	87,609	259,672	(37,278)	170,562

Net gain (loss) on investments	80,272	(19,111)	62,093	3,946	90,202	286,721	(44,053)	212,391

Reinvested capital gains	-	-	-	-	-	157,874	237	93,219

Net increase (decrease) in contract owners' equity resulting from operations	$80,272	7,259	62,093	7,272	92,466	505,370	(31,529)	340,364

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S
Reinvested dividends	$52,630	178,827	170	70,798	48,041	36,006	19,993	-
Mortality and expense risk charges (note 2)	(4,745)	(10,207)	(6,266)	(9,804)	(7,434)	-	-	-

Net investment income (loss)	47,885	168,620	(6,096)	60,994	40,607	36,006	19,993	-

Realized gain (loss) on investments	4,284	(44,839)	(1,538)	70,869	80,380	(1,836)	6,208	2,404
Change in unrealized gain (loss) on investments	37,304	509,366	(3,661)	754,274	502,232	6,633	(5,054)	(47,061)

Net gain (loss) on investments	41,588	464,527	(5,199)	825,143	582,612	4,797	1,154	(44,657)

Reinvested capital gains	141,949	-	-	-	241,279	-	-	64,157

Net increase (decrease) in contract owners' equity resulting from operations	$231,422	633,147	(11,295)	886,137	864,498	40,803	21,147	19,500

Investment Activity*:	FVU2	FB2	FC2	FDSCS2	FEI2	FG2	FGI2	FGO2
Reinvested dividends	$7,647	10,308	884	242	7,298	-	1,867	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	7,647	10,308	884	242	7,298	-	1,867	-

Realized gain (loss) on investments	2,003	90,886	250,715	6,092	150	223,160	7,895	370,206
Change in unrealized gain (loss) on investments	65,620	495	128,225	10,061	(28,134)	(291,667)	601	(378,036)

Net gain (loss) on investments	67,623	91,381	378,940	16,153	(27,984)	(68,507)	8,496	(7,830)

Reinvested capital gains	-	94,360	353,796	3,284	44,709	426,531	3,769	230,058

Net increase (decrease) in contract owners' equity resulting from operations	$75,270	196,049	733,620	19,679	24,023	358,024	14,132	222,228

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FHI2	FIGBP2	FMC2	FNRS2	FO2	FRESS2	FV2	FVFI2
Reinvested dividends	$2,168	44,547	686	708	747	1,615	7,710	1,595
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,168	44,547	686	708	747	1,615	7,710	1,595

Realized gain (loss) on investments	8,081	34,131	13,997	529	19,855	1,047	92,644	260
Change in unrealized gain (loss) on investments	(2,990)	(147,296)	1,347	(391)	1,018	28,432	(67,408)	(395)

Net gain (loss) on investments	5,091	(113,165)	15,344	138	20,873	29,479	25,236	(135)

Reinvested capital gains	-	55,849	30,359	-	18,116	1,094	63,029	3,444

Net increase (decrease) in contract owners' equity resulting from operations	$7,259	(12,769)	46,389	846	39,736	32,188	95,975	4,904

Investment Activity*:	FVICA2	FVSIS2	FEOVF	FTVGI2	FTVGR2	FTVIS2	FTVMS2	FTVRD2
Reinvested dividends	$-	24,444	1,901	-	75	13,016	389	4,102
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	24,444	1,901	-	75	13,016	389	4,102

Realized gain (loss) on investments	14,866	2,484	436	(49,202)	(46)	2,116	(7)	1,298
Change in unrealized gain (loss) on investments	15,546	(24,977)	5,074	21,120	13,910	12,975	1,857	77,455

Net gain (loss) on investments	30,412	(22,493)	5,510	(28,082)	13,864	15,091	1,850	78,753

Reinvested capital gains	29,178	15,048	573	-	194	-	-	15,450

Net increase (decrease) in contract owners' equity resulting from operations	$59,590	16,999	7,984	(28,082)	14,133	28,107	2,239	98,305

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVSI2	FTVUG2	GVMSA	GVFRB	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$14,399	1,077	524	50,803	35,939	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	14,399	1,077	524	50,803	35,939	-	-	-

Realized gain (loss) on investments	(8,855)	(13)	772	5,017	36,435	120	3,566	1,845
Change in unrealized gain (loss) on investments	3,925	(1,878)	922	(6,250)	(144,243)	-	(13,632)	(110)

Net gain (loss) on investments	(4,930)	(1,891)	1,694	(1,233)	(107,808)	120	(10,066)	1,735

Reinvested capital gains	-	-	-	-	58,562	-	11,349	-

Net increase (decrease) in contract owners' equity resulting from operations	$9,469	(814)	2,218	49,570	(13,307)	120	1,283	1,735

Investment Activity*:	RBMF	RELF	RENF	RESF	RFSF	RHCF	RHYS	RJNF
Reinvested dividends	$569	-	67	5	31	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	569	-	67	5	31	-	-	-

Realized gain (loss) on investments	(20,944)	80,057	(28,247)	(7,516)	(1,140)	11,588	3,864	378
Change in unrealized gain (loss) on investments	415	(16,252)	(76)	3,703	-	(3,863)	(5,866)	(161)

Net gain (loss) on investments	(20,529)	63,805	(28,323)	(3,813)	(1,140)	7,725	(2,002)	217

Reinvested capital gains	2,523	10,473	-	-	186	4,950	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$(17,437)	74,278	(28,256)	(3,808)	(923)	12,675	(2,002)	217

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RLF	RMED	RNF	ROF	RPMF	RREF	RRF	RTEC
Reinvested dividends	$-	-	831	-	6,529	408	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	831	-	6,529	408	-	-

Realized gain (loss) on investments	8,152	(745)	13,368	70,325	(11,967)	3,473	235	135,617
Change in unrealized gain (loss) on investments	(10,433)	(7,297)	57,351	102,748	(10,349)	17,847	(9,050)	(149,658)

Net gain (loss) on investments	(2,281)	(8,042)	70,719	173,073	(22,316)	21,320	(8,815)	(14,041)

Reinvested capital gains	722	18,161	9,958	169,975	-	-	7,641	10,956

Net increase (decrease) in contract owners' equity resulting from operations	$(1,559)	10,119	81,508	343,048	(15,787)	21,728	(1,174)	(3,085)

Investment Activity*:	RTF	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF
Reinvested dividends	$-	-	-	115	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	115	-	-	-	-

Realized gain (loss) on investments	1,390	2,758	(13)	(9,350)	621	1,956	(194)	689,630
Change in unrealized gain (loss) on investments	1,502	(7,361)	-	-	-	1,023	5,032	(140,471)

Net gain (loss) on investments	2,892	(4,603)	(13)	(9,350)	621	2,979	4,838	549,159

Reinvested capital gains	-	-	-	-	-	1,051	-	197,727

Net increase (decrease) in contract owners' equity resulting from operations	$2,892	(4,603)	(13)	(9,235)	621	4,030	4,838	746,886

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	1,042	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,042	-	-	-	-	-	-

Realized gain (loss) on investments	23,480	(18,586)	1,137	(1,561)	287,548	50	82,360	69,999
Change in unrealized gain (loss) on investments	(3,938)	(10,038)	-	-	(59,183)	(1,816)	(41,417)	(27,443)

Net gain (loss) on investments	19,542	(28,624)	1,137	(1,561)	228,365	(1,766)	40,943	42,556

Reinvested capital gains	344	575	-	-	-	1,413	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$19,886	(27,007)	1,137	(1,561)	228,365	(353)	40,943	42,556

Investment Activity*:	RVSDL	SBLP	SBLQ	SBLY	ACC1	ACGI	AVHY1	AVIE
Reinvested dividends	$-	-	182	408	7,484	526	-	1,411
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	182	408	7,484	526	-	1,411

Realized gain (loss) on investments	(575)	6,937	-	7	154,863	(1)	1,256	2,177
Change in unrealized gain (loss) on investments	(56)	-	5,054	2,775	(44,572)	1,007	423	(4,582)

Net gain (loss) on investments	(631)	6,937	5,054	2,782	110,291	1,006	1,679	(2,405)

Reinvested capital gains	-	-	-	14,093	-	-	-	7,453

Net increase (decrease) in contract owners' equity resulting from operations	$(631)	6,937	5,236	17,283	117,775	1,532	1,679	6,459

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IVBRA2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2
Reinvested dividends	$9,101	22,904	4,451	621	110	231	17,209	66
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,101	22,904	4,451	621	110	231	17,209	66

Realized gain (loss) on investments	(5,930)	6,781	916	-	33	18,510	7,516	(12)
Change in unrealized gain (loss) on investments	12,563	(86,415)	26,473	-	(235)	(13,877)	115,892	5,048

Net gain (loss) on investments	6,633	(79,634)	27,389	-	(202)	4,633	123,408	5,036

Reinvested capital gains	9,792	51,719	806	-	-	12,033	9,093	-

Net increase (decrease) in contract owners' equity resulting from operations	$25,526	(5,011)	32,646	621	(92)	16,897	149,710	5,102

Investment Activity*:	IVRE	IVT	OVGIS	OVGSS	OVIGS	OVSBS	OVTRBS	WRASP
Reinvested dividends	$6,167	-	276	-	-	5,925	2,517	83
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,167	-	276	-	-	5,925	2,517	83

Realized gain (loss) on investments	(787)	63,229	75	80,257	3,458	(10,181)	4,079	-
Change in unrealized gain (loss) on investments	57,380	(53,276)	4,355	(54,839)	(2,284)	(413)	(16,475)	(536)

Net gain (loss) on investments	56,593	9,953	4,430	25,418	1,174	(10,594)	(12,396)	(536)

Reinvested capital gains	-	42,849	3,136	20,842	9,699	-	5,205	494

Net increase (decrease) in contract owners' equity resulting from operations	$62,760	52,802	7,842	46,260	10,873	(4,669)	(4,674)	41

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRBDP	WRBP	WRENG	WRGBP	WRGNR	WRHIP	WRLTBP	WRMCG
Reinvested dividends	$31,351	748	-	9,453	1,066	11,618	1,457	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	31,351	748	-	9,453	1,066	11,618	1,457	-

Realized gain (loss) on investments	(2,580)	6,351	116	(2,223)	(28)	7,824	5	3,724
Change in unrealized gain (loss) on investments	(103,436)	1,033	(16)	(8,841)	12,934	(5,075)	(3,318)	4,691

Net gain (loss) on investments	(106,016)	7,384	100	(11,064)	12,906	2,749	(3,313)	8,415

Reinvested capital gains	64,029	4,560	-	-	-	-	393	37,518

Net increase (decrease) in contract owners' equity resulting from operations	$(10,636)	12,692	100	(1,611)	13,972	14,367	(1,463)	45,933

Investment Activity*:	WRSTP	WRVP	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN	JAIG
Reinvested dividends	$-	690	28,218	2,790	2,083	-	438	1,887
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	690	28,218	2,790	2,083	-	438	1,887

Realized gain (loss) on investments	88,724	1,708	20,220	59,977	4,321	160,245	3,477	20,986
Change in unrealized gain (loss) on investments	(80,778)	7,407	422,035	2,769	(13,173)	32,661	5,675	1,952

Net gain (loss) on investments	7,946	9,115	442,255	62,746	(8,852)	192,906	9,152	22,938

Reinvested capital gains	20,074	-	23,479	73,626	3,089	192,503	3,752	-

Net increase (decrease) in contract owners' equity resulting from operations	$28,020	9,805	493,952	139,162	(3,680)	385,409	13,342	24,825

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JARIN	JIULVV	JMCVIN	JHEVTN	JPIGA2	JPIIB2	LZREMS	LZRIES
Reinvested dividends	$135	5,018	1,532	18,286	5,936	3,476	4,738	2,291
Mortality and expense risk charges (note 2)	-	-	-	(717)	-	-	-	-

Net investment income (loss)	135	5,018	1,532	17,569	5,936	3,476	4,738	2,291

Realized gain (loss) on investments	530	(50,270)	1,755	4,750	91,354	19,069	31,115	82
Change in unrealized gain (loss) on investments	22,588	18,717	55,400	45,056	(62,760)	(12,432)	(12,349)	8,137

Net gain (loss) on investments	23,118	(31,553)	57,155	49,806	28,594	6,637	18,766	8,219

Reinvested capital gains	6,775	92,867	-	-	29,763	445	-	2,940

Net increase (decrease) in contract owners' equity resulting from operations	$30,028	66,332	58,687	67,375	64,293	10,558	23,504	13,450

Investment Activity*:	LZRUSM	LPVCAI	LPVCII	LPVQD2	LVCLGI	SBVSG2	SBVHY	LOVBD
Reinvested dividends	$99	43	4,989	387	-	-	3,376	22,761
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	99	43	4,989	387	-	-	3,376	22,761

Realized gain (loss) on investments	2,959	4,946	407	1	11,144	94,502	6,811	51,005
Change in unrealized gain (loss) on investments	30,557	(18,541)	45,166	1,540	86,817	(131,944)	(5,191)	(34,705)

Net gain (loss) on investments	33,516	(13,595)	45,573	1,541	97,961	(37,442)	1,620	16,300

Reinvested capital gains	205	15,022	25,418	-	48,050	215,650	-	12,042

Net increase (decrease) in contract owners' equity resulting from operations	$33,820	1,470	75,980	1,928	146,011	178,208	4,996	51,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LOVCDG	MNCPS	MEGSS	MNDSC	MVFSC	DTRTFY	GVEXD	GVIXY
Reinvested dividends	$3,312	12,072	-	-	1,892	38,700	137,986	53,112
Mortality and expense risk charges (note 2)	-	-	-	-	-	(3,926)	(13,235)	(5,043)

Net investment income (loss)	3,312	12,072	-	-	1,892	34,774	124,751	48,069

Realized gain (loss) on investments	32	72,856	49,635	1,047	53,803	4,274	192,802	83,039
Change in unrealized gain (loss) on investments	52,544	(65,577)	(28,802)	(36,889)	(3,338)	(47,878)	938,937	43,141

Net gain (loss) on investments	52,576	7,279	20,833	(35,842)	50,465	(43,604)	1,131,739	126,180

Reinvested capital gains	46,135	49,337	70,222	35,046	3,718	4,430	41,334	-

Net increase (decrease) in contract owners' equity resulting from operations	$102,023	68,688	91,055	(796)	56,075	(4,400)	1,297,824	174,249

Investment Activity*:	MCIFD	NVBXD	NVGEY	NVMIVX	NVMMG2	NVMMV1	NVSIXD	SAMY
Reinvested dividends	$17,947	6,379	1,324	26	-	1,169	28,799	-
Mortality and expense risk charges (note 2)	(2,621)	(806)	(49)	-	-	-	(6,098)	-

Net investment income (loss)	15,326	5,573	1,275	26	-	1,169	22,701	-

Realized gain (loss) on investments	(764)	2,605	16	-	3,648	(42,118)	55,171	(1)
Change in unrealized gain (loss) on investments	168,269	(16,418)	511	152	-	78,474	78,948	-

Net gain (loss) on investments	167,505	(13,813)	527	152	3,648	36,356	134,119	(1)

Reinvested capital gains	22,961	1,264	48	-	-	-	52,436	-

Net increase (decrease) in contract owners' equity resulting from operations	$205,792	(6,976)	1,850	178	3,648	37,525	209,256	(1)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TRF	AMCG	AMRI	AMTB	NBARMS	NO7TB3	NOTB2	NOTBBA
Reinvested dividends	$80	-	443	13,533	83	1,970	1,594	28
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	80	-	443	13,533	83	1,970	1,594	28

Realized gain (loss) on investments	22	9,325	7	293	857	391	11,523	-
Change in unrealized gain (loss) on investments	898	(2,695)	18,780	(14,046)	2,562	30,339	356	(220)

Net gain (loss) on investments	920	6,630	18,787	(13,753)	3,419	30,730	11,879	(220)

Reinvested capital gains	468	54,850	-	-	1,717	4,613	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$1,468	61,480	19,230	(220)	5,219	37,313	13,473	(192)

Investment Activity*:	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVEBA	PMVFBA	PMVFHA	PMVGBA
Reinvested dividends	$101	-	321	5,425	21,921	1,003	9,225	11,507
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	101	-	321	5,425	21,921	1,003	9,225	11,507

Realized gain (loss) on investments	(25)	-	104	1,324	2,877	(152)	1,522	(504)
Change in unrealized gain (loss) on investments	1,960	1,806	(487)	301	(5,109)	(1,736)	(27,186)	(25,699)

Net gain (loss) on investments	1,935	1,806	(383)	1,625	(2,232)	(1,888)	(25,664)	(26,203)

Reinvested capital gains	-	-	271	-	-	31	4,942	3,468

Net increase (decrease) in contract owners' equity resulting from operations	$2,036	1,806	209	7,050	19,689	(854)	(11,497)	(11,228)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVGCBA
Reinvested dividends	$24,974	115,321	7,951	9,805	72,001	2,481	65,661	48
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	24,974	115,321	7,951	9,805	72,001	2,481	65,661	48

Realized gain (loss) on investments	3,538	21,402	2,752	(21,185)	1,152	4,814	41,784	(167)
Change in unrealized gain (loss) on investments	(9,789)	(66,385)	(25,264)	(126,967)	4,610	(1,233)	(320,752)	-

Net gain (loss) on investments	(6,251)	(44,983)	(22,512)	(148,152)	5,762	3,581	(278,968)	(167)

Reinvested capital gains	-	-	-	132,100	-	-	127,366	-

Net increase (decrease) in contract owners' equity resulting from operations	$18,723	70,338	(14,561)	(6,247)	77,763	6,062	(85,941)	(119)

Investment Activity*:	PVGMAA	PVSTA	PROA30	PROBIO	PROBM	PROCG	PROCS	PROE30
Reinvested dividends	$52	20,242	-	-	10	381	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	52	20,242	-	-	10	381	-	-

Realized gain (loss) on investments	(13)	(512)	(16,738)	101	83	(46)	(8)	(7)
Change in unrealized gain (loss) on investments	1,853	(19,775)	(6,298)	12,767	127	6,978	(1,586)	276

Net gain (loss) on investments	1,840	(20,287)	(23,036)	12,868	210	6,932	(1,594)	269

Reinvested capital gains	-	-	1,436	632	82	5,401	13,795	-

Net increase (decrease) in contract owners' equity resulting from operations	$1,892	(45)	(21,600)	13,500	302	12,714	12,201	269

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROEM	PROFIN	PROHC	PROIND	PROJP	PROLCG	PROMC	PROMCV
Reinvested dividends	$-	-	8	-	-	-	-	11
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	8	-	-	-	-	11

Realized gain (loss) on investments	356	(818)	695	6,416	1,244	76,846	37	23,096
Change in unrealized gain (loss) on investments	(18,776)	1,046	2,062	(4,622)	(8,401)	(50,165)	12,065	3,045

Net gain (loss) on investments	(18,420)	228	2,757	1,794	(7,157)	26,681	12,102	26,141

Reinvested capital gains	-	-	1,648	719	6,291	84,893	2,371	-

Net increase (decrease) in contract owners' equity resulting from operations	$(18,420)	228	4,413	2,513	(866)	111,574	14,473	26,152

Investment Activity*:	PRON	PRONET	PROOG	PROPM	PRORE	PRORRO	PROSC	PROSCG
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	20,048	6,118	1,436	(10,855)	(351)	55	945	3,449
Change in unrealized gain (loss) on investments	(16,686)	(44,738)	-	7,059	-	-	4,076	(1,766)

Net gain (loss) on investments	3,362	(38,620)	1,436	(3,796)	(351)	55	5,021	1,683

Reinvested capital gains	8,050	54,586	-	-	-	-	3,681	1,548

Net increase (decrease) in contract owners' equity resulting from operations	$11,412	15,966	1,436	(3,796)	(351)	55	8,702	3,231

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROSCN	PROSCV	PROTEC	PROUB	PROUMC	PROUN	PROUSC	PROUSN
Reinvested dividends	$-	14	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	14	-	-	-	-	-	-

Realized gain (loss) on investments	45,439	4,426	168	6,038	8	8,069	5	(17,402)
Change in unrealized gain (loss) on investments	(12,529)	(212)	1,809	33,944	46	30,908	(3)	-

Net gain (loss) on investments	32,910	4,214	1,977	39,982	54	38,977	2	(17,402)

Reinvested capital gains	10,403	-	711	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$43,313	4,228	2,688	39,982	54	38,977	2	(17,402)

Investment Activity*:	PROUTL	PVDIB	PVEIB	PVHYB	PVIB	PVNOB	RWMVN	ROCMC
Reinvested dividends	$-	247	7,305	13,876	7,690	5	211	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	247	7,305	13,876	7,690	5	211	-

Realized gain (loss) on investments	(5,312)	(120)	34,770	1,980	(49,976)	428	-	14,406
Change in unrealized gain (loss) on investments	5,040	(2,787)	90,335	3,306	(4,332)	2,414	28	21,893

Net gain (loss) on investments	(272)	(2,907)	125,105	5,286	(54,308)	2,842	28	36,299

Reinvested capital gains	-	-	22,744	-	25,783	326	-	6,328

Net increase (decrease) in contract owners' equity resulting from operations	$(272)	(2,660)	155,154	19,162	(20,835)	3,173	239	42,627

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ROCSC	TRBCG2	TREI2	TRHS2	TRLT2	TPVSGP	VVGGS	VWBF
Reinvested dividends	$5,585	-	4,715	-	4,301	155	1,162	388
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,585	-	4,715	-	4,301	155	1,162	388

Realized gain (loss) on investments	3,664	187,394	9,036	81,200	1,001	23	(6,886)	65
Change in unrealized gain (loss) on investments	53,719	(51,337)	3,298	(23,847)	(8,972)	1,891	51	(472)

Net gain (loss) on investments	57,383	136,057	12,334	57,353	(7,971)	1,914	(6,835)	(407)

Reinvested capital gains	-	480,552	29,114	76,274	2,753	160	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$62,968	616,609	46,163	133,627	(917)	2,229	(5,673)	(19)

Investment Activity*:	VWEM	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX
Reinvested dividends	$5,569	429	88,000	8,351	11,424	12,987	61,169	77,708
Mortality and expense risk charges (note 2)	-	-	(13,007)	(1,568)	(4,399)	(3,400)	(8,313)	(17,596)

Net investment income (loss)	5,569	429	74,993	6,783	7,025	9,587	52,856	60,112

Realized gain (loss) on investments	1,391	91	14,262	1,336	225,444	(1,185)	15,599	378,999
Change in unrealized gain (loss) on investments	(93,449)	14,150	556,831	6,695	(8,379)	300,639	585,782	1,046,263

Net gain (loss) on investments	(92,058)	14,241	571,093	8,031	217,065	299,454	601,381	1,425,262

Reinvested capital gains	13,598	-	244,211	18,631	79,838	17,860	56,483	232,164

Net increase (decrease) in contract owners' equity resulting from operations	$(72,891)	14,670	890,297	33,445	303,928	326,901	710,720	1,717,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI
Reinvested dividends	$1,245	3,575	231,571	69,200	19,601	1,332	36,543	28,899
Mortality and expense risk charges (note 2)	(10,482)	(2,391)	(32,544)	(5,372)	(19,138)	(259)	(10,108)	(4,627)

Net investment income (loss)	(9,237)	1,184	199,027	63,828	463	1,073	26,435	24,272

Realized gain (loss) on investments	108,856	189	60,359	15,395	550,521	(8)	39,373	62,894
Change in unrealized gain (loss) on investments	267,022	(9,325)	(600,198)	(5,891)	(1,189,736)	4,144	529,367	452,737

Net gain (loss) on investments	375,878	(9,136)	(539,839)	9,504	(639,215)	4,136	568,740	515,631

Reinvested capital gains	327,298	2,665	92,860	-	492,856	3,227	218,085	38,239

Net increase (decrease) in contract owners' equity resulting from operations	$693,939	(5,287)	(247,952)	73,332	(145,896)	8,436	813,260	578,142

Investment Activity*:	VVSCG	VVSTC	VVTISI	VVTSM	VRVDRA	VRVNMA	SVDF	MGRFV
Reinvested dividends	$2,748	181,851	27,217	131,036	1,811	6,979	-	-
Mortality and expense risk charges (note 2)	(1,861)	(23,426)	(6,857)	(31,380)	-	-	-	-

Net investment income (loss)	887	158,425	20,360	99,656	1,811	6,979	-	-

Realized gain (loss) on investments	2,674	12,167	4,555	227,121	4,385	15,692	10,428	821
Change in unrealized gain (loss) on investments	54,807	(287,602)	89,380	1,854,864	42,753	(19,477)	(52,709)	(37,903)

Net gain (loss) on investments	57,481	(275,435)	93,935	2,081,985	47,138	(3,785)	(42,281)	(37,082)

Reinvested capital gains	35,154	44,661	12,961	562,294	4,894	-	24,644	36,715

Net increase (decrease) in contract owners' equity resulting from operations	$93,522	(72,349)	127,256	2,743,935	53,843	3,194	(17,637)	(367)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		APTGBS		ALCAI2		ALCGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,846,781	2,708,872	52,317	27,076	-	-	-	1,207
Realized gain (loss) on investments	6,858,420	1,293,693	(5,042)	49,957	14,119	15,045	(318,937)	350,618
Change in unrealized gain (loss) on investments	5,969,794	14,418,204	(79,113)	2,695	(35,910)	66,933	46,270	(47,331)
Reinvested capital gains	9,193,081	3,467,867	-	251	115,802	68,095	214,484	107,870

Net increase (decrease) in contract owners’ equity resulting from operations	24,868,076	21,888,636	(31,838)	79,979	94,011	150,073	(58,183)	412,364

Equity transactions:
Purchase payments received from contract owners (note 4)	65,563,749	47,737,707	-	9	-	-	69,283	89,817
Transfers between funds	-	-	(74,495)	300,408	(56,534)	16,635	(897,148)	472,363
Redemptions (notes 2, 3, and 4)	(15,411,820)	(12,893,511)	(46,491)	(5,534)	(12,053)	(3,438)	(10,155)	(90,892)
Adjustments to maintain reserves	(574)	1,545	(5)	5	(13)	13	(9)	8

Net equity transactions	50,151,355	34,845,741	(120,991)	294,888	(68,600)	13,210	(838,029)	471,296

Net change in contract owners’ equity	75,019,431	56,734,377	(152,829)	374,867	25,411	163,283	(896,212)	883,660
Contract owners’ equity at beginning of period	199,812,745	143,078,368	553,678	178,811	533,493	370,210	896,212	12,552

Contract owners’ equity at end of period	$274,832,176	199,812,745	400,849	553,678	558,904	533,493	-	896,212

CHANGE IN UNITS:
Beginning units	11,183,657	8,959,961	43,774	16,920	6,124	6,024	14,430	338
Units purchased	15,919,304	16,591,248	3,088	51,698	5	3,772	18,815	77,945
Units redeemed	(12,997,437)	(14,367,552)	(13,193)	(24,844)	(743)	(3,672)	(33,245)	(63,853)

Ending units	14,105,524	11,183,657	33,669	43,774	5,386	6,124	-	14,430

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMGI2		ALVGIA		ALVIVB		ALVSVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	1,913	2,633	851	640	1,994	970
Realized gain (loss) on investments	55,360	39,139	936	(588)	(51)	(107,453)	29,514	(23,105)
Change in unrealized gain (loss) on investments	(182,926)	52,164	52,462	(6,756)	4,381	43,087	53,306	47,189
Reinvested capital gains	135,276	51,778	-	8,905	-	-	-	5,973

Net increase (decrease) in contract owners’ equity resulting from operations	7,710	143,081	55,311	4,194	5,181	(63,726)	84,814	31,027

Equity transactions:
Purchase payments received from contract owners (note 4)	23,278	4,841	-	-	-	3,834	40,000	4
Transfers between funds	(132,725)	345,264	83,097	2	-	(139,227)	3,780	26,737
Redemptions (notes 2, 3, and 4)	(5,171)	(3,176)	(6,367)	(5,874)	(2,778)	(1,317)	(113,081)	(5,757)
Adjustments to maintain reserves	9	(9)	4	1	(3)	3	(10)	10

Net equity transactions	(114,609)	346,920	76,734	(5,871)	(2,781)	(136,707)	(69,311)	20,994

Net change in contract owners’ equity	(106,899)	490,001	132,045	(1,677)	2,400	(200,433)	15,503	52,021
Contract owners’ equity at beginning of period	490,001	-	189,508	191,185	47,964	248,397	224,589	172,568

Contract owners’ equity at end of period	$383,102	490,001	321,553	189,508	50,364	47,964	240,092	224,589

CHANGE IN UNITS:
Beginning units	9,416	-	6,665	6,907	5,725	30,305	8,034	6,362
Units purchased	2,831	15,504	2,353	38	-	720	2,142	7,643
Units redeemed	(5,182)	(6,088)	(194)	(280)	(302)	(25,300)	(3,842)	(5,971)

Ending units	7,065	9,416	8,824	6,665	5,423	5,725	6,334	8,034

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AAEIP3		AAGEA2		ABEAA2		ACEAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,589	4,338	225	362	6,110	10,038	431	5,938
Realized gain (loss) on investments	29,074	(81,797)	927	(10)	564	(4,659)	(1)	3,789
Change in unrealized gain (loss) on investments	11,928	2,926	2,206	1,244	26,884	43,309	(565)	(518)
Reinvested capital gains	-	-	445	401	17,683	6,427	818	1,900

Net increase (decrease) in contract owners’ equity resulting from operations	43,591	(74,533)	3,803	1,997	51,241	55,115	683	11,109

Equity transactions:
Purchase payments received from contract owners (note 4)	3,551	1,926	-	-	282,698	-	-	-
Transfers between funds	35,730	(145,725)	-	-	(3,352)	(14,498)	-	(6,052)
Redemptions (notes 2, 3, and 4)	(128,379)	(8,192)	(4,862)	(256)	(7,105)	(1,031)	(130)	(3,350)
Adjustments to maintain reserves	(2)	2	(5)	6	(9)	8	5	(3)

Net equity transactions	(89,100)	(151,989)	(4,867)	(250)	272,232	(15,521)	(125)	(9,405)

Net change in contract owners’ equity	(45,509)	(226,522)	(1,064)	1,747	323,473	39,594	558	1,704
Contract owners’ equity at beginning of period	153,127	379,649	22,281	20,534	414,795	375,201	30,076	28,372

Contract owners’ equity at end of period	$107,618	153,127	21,217	22,281	738,268	414,795	30,634	30,076

CHANGE IN UNITS:
Beginning units	20,156	37,417	1,088	1,103	21,966	21,681	1,957	1,966
Units purchased	8,000	10,232	-	-	13,844	6,844	-	43,713
Units redeemed	(17,874)	(27,493)	(212)	(15)	(522)	(6,559)	(8)	(43,722)

Ending units	10,282	20,156	876	1,088	35,288	21,966	1,949	1,957

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AGEAA2		AUGEA2		ACVB		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,201	5,626	2,484	3,323	7,149	9,561	966	3,370
Realized gain (loss) on investments	123	(55)	157	923	2,324	11,584	8,548	(12,275)
Change in unrealized gain (loss) on investments	29,227	14,122	2,817	8,646	89,367	58,306	23,439	120,175
Reinvested capital gains	12,091	8,049	5,375	1,866	44,008	22,971	17,111	10,164

Net increase (decrease) in contract owners’ equity resulting from operations	45,642	27,742	10,833	14,758	142,848	102,422	50,064	121,434

Equity transactions:
Purchase payments received from contract owners (note 4)	-	15,823	-	-	15,000	-	8,064	-
Transfers between funds	-	-	-	(138,658)	69,567	86,604	15,820	(268,324)
Redemptions (notes 2, 3, and 4)	(1,009)	(919)	(1,978)	(3,003)	(10,551)	(3,444)	(829)	(254)
Adjustments to maintain reserves	2	(1)	(2)	2	7	(9)	(9)	12

Net equity transactions	(1,007)	14,903	(1,980)	(141,659)	74,023	83,151	23,046	(268,566)

Net change in contract owners’ equity	44,635	42,645	8,853	(126,901)	216,871	185,573	73,110	(147,132)
Contract owners’ equity at beginning of period	307,037	264,392	168,288	295,189	847,268	661,695	558,746	705,878

Contract owners’ equity at end of period	$351,672	307,037	177,141	168,288	1,064,139	847,268	631,856	558,746

CHANGE IN UNITS:
Beginning units	15,283	14,477	9,811	18,660	28,774	25,287	18,400	29,261
Units purchased	-	859	-	1,384	2,813	6,795	2,272	987
Units redeemed	(46)	(53)	(111)	(10,233)	(371)	(3,308)	(1,539)	(11,848)

Ending units	15,237	15,283	9,700	9,811	31,216	28,774	19,133	18,400

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVLVI		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,591	5,579	14,029	2,911	28	-	-	-
Realized gain (loss) on investments	13,129	(2,038)	2,916	12,854	-	-	2,812	1,552
Change in unrealized gain (loss) on investments	(9,333)	33,021	9,818	3,260	133	-	26,664	11,372
Reinvested capital gains	169,366	7,920	-	-	-	-	15,552	1,045

Net increase (decrease) in contract owners’ equity resulting from operations	182,753	44,482	26,763	19,025	161	-	45,028	13,969

Equity transactions:
Purchase payments received from contract owners (note 4)	118,087	14,267	86,409	-	-	-	-	-
Transfers between funds	(415,717)	517,252	323,932	(1,589)	7,324	-	(28,674)	204,459
Redemptions (notes 2, 3, and 4)	(6,816)	(1,500)	(4,770)	(405)	(28)	-	(2,143)	(11,291)
Adjustments to maintain reserves	14	(17)	5	(6)	1	-	22	(22)

Net equity transactions	(304,432)	530,002	405,576	(2,000)	7,297	-	(30,795)	193,146

Net change in contract owners’ equity	(121,679)	574,484	432,339	17,025	7,458	-	14,233	207,115
Contract owners’ equity at beginning of period	778,908	204,424	194,475	177,450	-	-	217,253	10,138

Contract owners’ equity at end of period	$657,229	778,908	626,814	194,475	7,458	-	231,486	217,253

CHANGE IN UNITS:
Beginning units	23,268	6,828	10,963	10,959	-	-	3,947	276
Units purchased	9,670	18,980	24,910	8,901	301	-	-	4,106
Units redeemed	(17,060)	(2,540)	(2,622)	(8,897)	(1)	-	(532)	(435)

Ending units	15,878	23,268	33,251	10,963	300	-	3,415	3,947

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		AMVAA4		AMVBC4		AMVBD4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$143	2	18,906	14,922	2,614	1,633	8,846	7,283
Realized gain (loss) on investments	(2)	(251)	16,115	1,691	187	(11,203)	841	3,142
Change in unrealized gain (loss) on investments	117	(283)	95,823	108,249	34,843	7,952	(37,092)	14,511
Reinvested capital gains	-	64	41,361	4,769	-	1,722	29,226	3,135

Net increase (decrease) in contract owners’ equity resulting from operations	258	(468)	172,205	129,631	37,644	104	1,821	28,071

Equity transactions:
Purchase payments received from contract owners (note 4)	7,609	-	257,495	-	-	-	280,424	93,100
Transfers between funds	3,641	(2,367)	30,572	69,097	113,447	(65,228)	69,901	(11,353)
Redemptions (notes 2, 3, and 4)	(85)	(9)	(75,811)	(6,822)	(1,128)	(3,134)	(10,434)	(3,407)
Adjustments to maintain reserves	(1)	(1)	(8)	5	(2)	4	(1)	2

Net equity transactions	11,164	(2,377)	212,248	62,280	112,317	(68,358)	339,890	78,342

Net change in contract owners’ equity	11,422	(2,845)	384,453	191,911	149,961	(68,254)	341,711	106,413
Contract owners’ equity at beginning of period	-	2,845	1,116,818	924,907	102,908	171,162	401,545	295,132

Contract owners’ equity at end of period	$11,422	-	1,501,271	1,116,818	252,869	102,908	743,256	401,545

CHANGE IN UNITS:
Beginning units	-	94	62,804	58,336	5,376	9,699	30,670	24,657
Units purchased	302	-	15,213	6,878	5,035	-	27,476	9,875
Units redeemed	(2)	(94)	(4,504)	(2,410)	(51)	(4,323)	(1,041)	(3,862)

Ending units	300	-	73,513	62,804	10,360	5,376	57,105	30,670

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVCB4		AMVGB4		AMVGG4		AMVGI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,408	6,474	3,976	1,861	185	38	9,910	5,655
Realized gain (loss) on investments	554	8	205	164	673	4,645	21,627	340
Change in unrealized gain (loss) on investments	31,641	3,838	(20,439)	11,339	6,575	1,172	141,328	39,824
Reinvested capital gains	-	-	5,437	3,013	4,241	688	9,140	13,080

Net increase (decrease) in contract owners’ equity resulting from operations	39,603	10,320	(10,821)	16,377	11,674	6,543	182,005	58,899

Equity transactions:
Purchase payments received from contract owners (note 4)	14,744	-	46,159	3,343	63,519	-	426,087	24,312
Transfers between funds	2,962	-	76,109	(31,787)	89,916	(3,324)	71,204	(56,946)
Redemptions (notes 2, 3, and 4)	(3,692)	(1,987)	(6,502)	(2,897)	(2,692)	(32)	(16,316)	(7,931)
Adjustments to maintain reserves	1	(2)	(4)	6	(2)	4	(4)	7

Net equity transactions	14,015	(1,989)	115,762	(31,335)	150,741	(3,352)	480,971	(40,558)

Net change in contract owners’ equity	53,618	8,331	104,941	(14,958)	162,415	3,191	662,976	18,341
Contract owners’ equity at beginning of period	263,977	255,646	188,137	203,095	26,194	23,003	539,936	521,595

Contract owners’ equity at end of period	$317,595	263,977	293,078	188,137	188,609	26,194	1,202,912	539,936

CHANGE IN UNITS:
Beginning units	22,539	22,726	15,351	18,165	1,687	1,928	24,442	26,740
Units purchased	1,396	-	10,422	697	8,927	1,121	23,264	2,038
Units redeemed	(289)	(187)	(554)	(3,511)	(155)	(1,362)	(3,720)	(4,336)

Ending units	23,646	22,539	25,219	15,351	10,459	1,687	43,986	24,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGR4		AMVGS4		AMVGW4		AMVHI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$772	1,604	-	46	563	130	8,571	17,235
Realized gain (loss) on investments	27,917	21,402	1,621	959	6,082	2	37,751	27,452
Change in unrealized gain (loss) on investments	58,021	297,338	(1,466)	6,870	(2,883)	3,678	(2,181)	2,084
Reinvested capital gains	168,290	18,668	1,266	2,229	2,887	301	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	255,000	339,012	1,421	10,104	6,649	4,111	44,141	46,771

Equity transactions:
Purchase payments received from contract owners (note 4)	128,058	38,934	20,000	1,917	84,544	-	11,413	3,582
Transfers between funds	181,542	(91,062)	50,391	(7,198)	(75,912)	9,422	(130,118)	(37,620)
Redemptions (notes 2, 3, and 4)	(18,689)	(15,443)	(716)	(1,837)	(257)	(14)	(18,493)	(2,161)
Adjustments to maintain reserves	(16)	15	5	(5)	(2)	3	8	(6)

Net equity transactions	290,895	(67,556)	69,680	(7,123)	8,373	9,411	(137,190)	(36,205)

Net change in contract owners’ equity	545,895	271,456	71,101	2,981	15,022	13,522	(93,049)	10,566
Contract owners’ equity at beginning of period	1,009,610	738,154	37,239	34,258	13,522	-	181,462	170,896

Contract owners’ equity at end of period	$1,555,505	1,009,610	108,340	37,239	28,544	13,522	88,413	181,462

CHANGE IN UNITS:
Beginning units	30,559	33,897	2,504	2,980	1,071	-	13,118	13,310
Units purchased	10,286	4,479	4,706	234	8,394	1,072	165,531	190,907
Units redeemed	(2,153)	(7,817)	(365)	(710)	(7,490)	(1)	(172,741)	(191,099)

Ending units	38,692	30,559	6,845	2,504	1,975	1,071	5,908	13,118

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVI4		AMVIG4		AMVM4		AMVNW4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$22,608	2,194	6,285	140	86	594	12,946	310
Realized gain (loss) on investments	4,360	(67,869)	58	(357)	189	3,730	101,162	(41,925)
Change in unrealized gain (loss) on investments	(49,135)	97,217	(4,329)	(825)	(1,675)	1,291	(117,972)	170,488
Reinvested capital gains	-	-	-	-	1,130	184	56,701	8,681

Net increase (decrease) in contract owners’ equity resulting from operations	(22,167)	31,542	2,014	(1,042)	(270)	5,799	52,837	137,554

Equity transactions:
Purchase payments received from contract owners (note 4)	391,766	2,139	42,060	2,162	-	-	297,816	97,193
Transfers between funds	25,606	(88,887)	189,104	(19,747)	1,166	(63,944)	614,152	44,629
Redemptions (notes 2, 3, and 4)	(25,177)	(9,546)	(798)	(602)	(2,966)	(1,119)	(182,393)	(59,481)
Adjustments to maintain reserves	1	34	(6)	5	(3)	2	(3)	(194)

Net equity transactions	392,196	(96,260)	230,360	(18,182)	(1,803)	(65,061)	729,572	82,147

Net change in contract owners’ equity	370,029	(64,718)	232,374	(19,224)	(2,073)	(59,262)	782,409	219,701
Contract owners’ equity at beginning of period	587,650	652,368	11,524	30,748	36,098	95,360	1,406,887	1,187,186

Contract owners’ equity at end of period	$957,679	587,650	243,898	11,524	34,025	36,098	2,189,296	1,406,887

CHANGE IN UNITS:
Beginning units	36,698	46,304	1,016	2,866	2,975	8,361	80,097	83,333
Units purchased	27,277	6,325	19,514	230	96	28	58,515	38,095
Units redeemed	(3,127)	(15,931)	(68)	(2,080)	(245)	(5,414)	(19,486)	(41,331)

Ending units	60,848	36,698	20,462	1,016	2,826	2,975	119,126	80,097

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVUA4		AVPAP2		AVRBP2		PIHYB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,927	6,136	4,709	5,151	1,005	1,557	1,591	-
Realized gain (loss) on investments	(7,140)	11,833	1,087	959	136	(4,042)	(97)	-
Change in unrealized gain (loss) on investments	(36,309)	(6,506)	34,654	(1,389)	9,167	(3,110)	240	-
Reinvested capital gains	34,978	5,709	-	13,414	-	2,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,544)	17,172	40,450	18,135	10,308	(2,739)	1,734	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,494	-	-	-	-	-	-
Transfers between funds	(5,992)	312,416	-	(35,252)	(10,000)	(31,834)	108,739	-
Redemptions (notes 2, 3, and 4)	(57,642)	(12,033)	(7,374)	(7,067)	(14)	(231)	(53)	-
Adjustments to maintain reserves	3	(5)	3	(3)	3	(1)	32	-

Net equity transactions	(63,631)	321,872	(7,371)	(42,322)	(10,011)	(32,066)	108,718	-

Net change in contract owners’ equity	(68,175)	339,044	33,079	(24,187)	297	(34,805)	110,452	-
Contract owners’ equity at beginning of period	460,134	121,090	324,923	349,110	64,466	99,271	-	-

Contract owners’ equity at end of period	$391,959	460,134	358,002	324,923	64,763	64,466	110,452	-

CHANGE IN UNITS:
Beginning units	38,876	11,201	21,333	24,269	4,574	6,956	-	-
Units purchased	4,506	66,738	-	-	-	-	7,666	-
Units redeemed	(9,974)	(39,063)	(441)	(2,936)	(650)	(2,382)	(3,318)	-

Ending units	33,408	38,876	20,892	21,333	3,924	4,574	4,348	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PIVB2		PIVEI2		PIVMV2		PIVSI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,795	21,247	624	742	54	52	11,672	2,580
Realized gain (loss) on investments	10,045	28,790	(7,065)	(1,551)	-	-	1,646	(3,186)
Change in unrealized gain (loss) on investments	(39,358)	16,471	17,352	730	1,761	(113)	(8,390)	5,230
Reinvested capital gains	18,359	-	-	1,215	-	175	3,587	250

Net increase (decrease) in contract owners’ equity resulting from operations	1,841	66,508	10,911	1,136	1,815	114	8,515	4,874

Equity transactions:
Purchase payments received from contract owners (note 4)	540	4,992	-	-	-	-	94,137	28,631
Transfers between funds	29,825	(498,336)	17,323	3,847	-	-	411,007	(31,225)
Redemptions (notes 2, 3, and 4)	(326,890)	(19,421)	(1,745)	(1,641)	(2)	(2)	(1,676)	(367)
Adjustments to maintain reserves	(32)	(43)	-	-	4	(4)	71	(5)

Net equity transactions	(296,557)	(512,808)	15,578	2,206	2	(6)	503,539	(2,966)

Net change in contract owners’ equity	(294,716)	(446,300)	26,489	3,342	1,817	108	512,054	1,908
Contract owners’ equity at beginning of period	690,709	1,137,009	33,580	30,238	6,179	6,071	87,579	85,671

Contract owners’ equity at end of period	$395,993	690,709	60,069	33,580	7,996	6,179	599,633	87,579

CHANGE IN UNITS:
Beginning units	34,981	62,434	1,030	925	237	237	4,251	4,465
Units purchased	1,571	5,104	831	164	-	-	26,158	2,028
Units redeemed	(16,540)	(32,557)	(391)	(59)	-	-	(1,798)	(2,242)

Ending units	20,012	34,981	1,470	1,030	237	237	28,611	4,251

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVED3		BRVHY3		BRVTR3		BRVUG3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,790	4,064	48,930	28,111	11,966	18,844	3,283	11,042
Realized gain (loss) on investments	3,312	(12,950)	30,435	(1,010)	(7,973)	17,597	10,314	17,364
Change in unrealized gain (loss) on investments	7,127	5,336	(24,176)	15,333	(26,208)	(7,420)	(24,142)	15,421
Reinvested capital gains	26,407	7,125	5,624	-	2,363	47,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,636	3,575	60,813	42,434	(19,852)	76,966	(10,545)	43,827

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	50,751	9,609	-	44,510	-	-
Transfers between funds	(21,382)	80,305	248,551	155,187	(195,631)	533,800	(389,514)	212,982
Redemptions (notes 2, 3, and 4)	(14,463)	(15,694)	(232,620)	(11,180)	(42,333)	(45,061)	(8,972)	(6,262)
Adjustments to maintain reserves	9	(9)	633	1,323	(723)	714	(454)	44

Net equity transactions	(35,836)	64,602	67,315	154,939	(238,687)	533,963	(398,940)	206,764

Net change in contract owners’ equity	3,800	68,177	128,128	197,373	(258,539)	610,929	(409,485)	250,591
Contract owners’ equity at beginning of period	214,405	146,228	1,086,877	889,504	983,680	372,751	586,208	335,617

Contract owners’ equity at end of period	$218,205	214,405	1,215,005	1,086,877	725,141	983,680	176,723	586,208

CHANGE IN UNITS:
Beginning units	8,260	5,835	63,085	55,262	71,816	29,541	49,286	29,920
Units purchased	75	6,384	252,992	179,659	12,218	67,555	5,388	40,987
Units redeemed	(1,347)	(3,959)	(249,049)	(171,836)	(30,181)	(25,280)	(39,541)	(21,621)

Ending units	6,988	8,260	67,028	63,085	53,853	71,816	15,133	49,286

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BVLCC3		BVLFG3		MLVGA3		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43	382	-	-	6,777	9,673	3,622	2,621
Realized gain (loss) on investments	6	-	34,720	97,716	34,640	138	8,158	(16,937)
Change in unrealized gain (loss) on investments	(20,764)	3,415	(18,940)	36,037	(151,499)	88,914	63,045	15,898
Reinvested capital gains	37,595	3,902	30,700	8,987	155,497	46,552	15,552	18,009

Net increase (decrease) in contract owners’ equity resulting from operations	16,880	7,699	46,480	142,740	45,415	145,277	90,377	19,591

Equity transactions:
Purchase payments received from contract owners (note 4)	28,398	-	-	-	195,421	14,316	71,062	-
Transfers between funds	-	15,552	(17,156)	(535,207)	(107,877)	89,329	89,983	10,992
Redemptions (notes 2, 3, and 4)	(41)	(6)	(8,145)	(13,113)	(20,399)	(4,073)	(4,504)	(122,804)
Adjustments to maintain reserves	1	(2)	(22)	22	1	(2)	(3)	4

Net equity transactions	28,358	15,544	(25,323)	(548,298)	67,146	99,570	156,538	(111,808)

Net change in contract owners’ equity	45,238	23,243	21,157	(405,558)	112,561	244,847	246,915	(92,217)
Contract owners’ equity at beginning of period	50,676	27,433	126,119	531,677	845,754	600,907	206,590	298,807

Contract owners’ equity at end of period	$95,914	50,676	147,276	126,119	958,315	845,754	453,505	206,590

CHANGE IN UNITS:
Beginning units	1,493	966	2,524	15,261	42,986	36,866	9,127	15,539
Units purchased	715	527	15,180	23,564	11,599	9,808	8,355	7,729
Units redeemed	(1)	-	(15,202)	(36,301)	(8,814)	(3,688)	(1,840)	(14,141)

Ending units	2,207	1,493	2,502	2,524	45,771	42,986	15,642	9,127

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSRG		DVSCS		CVSBF		CLVGT2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$501	318	8,978	13,020	2,154	1,031	1,478	-
Realized gain (loss) on investments	773	(499)	57,759	(125,392)	687	(40,818)	96,966	39,075
Change in unrealized gain (loss) on investments	12,935	8,995	224,671	116,252	20,294	(4,820)	131,270	97,860
Reinvested capital gains	1,473	345	18,385	74,137	5,558	2,128	59,401	37,671

Net increase (decrease) in contract owners’ equity resulting from operations	15,682	9,159	309,793	78,017	28,693	(42,479)	289,115	174,606

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	90,981	8,891	528,163	42,947	1,682,279	-
Transfers between funds	(3,427)	22,427	(12,571)	(175,707)	(2,967)	(251,384)	(209,285)	(362,400)
Redemptions (notes 2, 3, and 4)	(76)	(60)	(167,107)	(95,038)	(1,646)	(9,561)	(8,163)	(11,567)
Adjustments to maintain reserves	13	(15)	15	(15)	2	(1)	7	(6)

Net equity transactions	(3,490)	22,352	(88,682)	(261,869)	523,552	(217,999)	1,464,838	(373,973)

Net change in contract owners’ equity	12,192	31,511	221,111	(183,852)	552,245	(260,478)	1,753,953	(199,367)
Contract owners’ equity at beginning of period	59,955	28,444	1,212,220	1,396,072	75,050	335,528	587,342	786,709

Contract owners’ equity at end of period	$72,147	59,955	1,433,331	1,212,220	627,295	75,050	2,341,295	587,342

CHANGE IN UNITS:
Beginning units	1,367	805	29,223	37,235	4,324	22,184	5,613	10,962
Units purchased	-	672	6,651	6,104	27,421	27,358	12,468	1,011
Units redeemed	(72)	(110)	(8,482)	(14,116)	(241)	(45,218)	(1,947)	(6,360)

Ending units	1,295	1,367	27,392	29,223	31,504	4,324	16,134	5,613

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVLV1		CLVSI2		CLVSV1		CSCRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	26,370	13,796	-	-	3,326	1,163
Realized gain (loss) on investments	115,540	-	1,547	174	1,566	(15,723)	38	(344)
Change in unrealized gain (loss) on investments	(35,268)	18,549	(20,658)	13,095	60,527	75,951	3,908	(763)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,272	18,549	7,259	27,065	62,093	60,228	7,272	56

Equity transactions:
Purchase payments received from contract owners (note 4)	5,518	-	-	-	107,779	3,573	-	-
Transfers between funds	(223,919)	-	195,084	68,654	-	45,674	41,454	2,579
Redemptions (notes 2, 3, and 4)	(1,186)	(55)	(3,685)	(4,409)	(7,433)	(1,055)	(371)	(260)
Adjustments to maintain reserves	-	(2)	2	(2)	6	(5)	(3)	3

Net equity transactions	(219,587)	(57)	191,401	64,243	100,352	48,187	41,080	2,322

Net change in contract owners’ equity	(139,315)	18,492	198,660	91,308	162,445	108,415	48,352	2,378
Contract owners’ equity at beginning of period	280,509	262,017	432,336	341,028	177,774	69,359	23,244	20,866

Contract owners’ equity at end of period	$141,194	280,509	630,996	432,336	340,219	177,774	71,596	23,244

CHANGE IN UNITS:
Beginning units	10,196	10,198	33,591	28,252	7,789	3,318	4,383	3,876
Units purchased	11,198	-	15,968	5,820	3,871	8,136	8,291	708
Units redeemed	(17,330)	(2)	(1,318)	(481)	(275)	(3,665)	(2,119)	(201)

Ending units	4,064	10,196	48,241	33,591	11,385	7,789	10,555	4,383

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DWVSVS		DFVEA		DFVGB		DFVGMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,264	2,695	60,775	22,461	12,287	(3,008)	34,754	19,347
Realized gain (loss) on investments	2,593	(3,736)	27,049	8,976	(6,775)	(9,160)	41,829	36,672
Change in unrealized gain (loss) on investments	87,609	820	259,672	250,416	(37,278)	28,027	170,562	152,430
Reinvested capital gains	-	15,368	157,874	3,789	237	-	93,219	26,435

Net increase (decrease) in contract owners’ equity resulting from operations	92,466	15,147	505,370	285,642	(31,529)	15,859	340,364	234,884

Equity transactions:
Purchase payments received from contract owners (note 4)	2,969	1,943	1,700,068	578,925	7,112	36,466	338,810	181,471
Transfers between funds	(134,017)	28,449	686,342	99,007	974,368	75,669	11,448	(5,014)
Redemptions (notes 2, 3, and 4)	(2,383)	(2,951)	(17,036)	(48,298)	(20,506)	(14,833)	(111,753)	(166,434)
Adjustments to maintain reserves	2	(5)	3	(1)	(2)	4	(2)	16

Net equity transactions	(133,429)	27,436	2,369,377	629,633	960,972	97,306	238,503	10,039

Net change in contract owners’ equity	(40,963)	42,583	2,874,747	915,275	929,443	113,165	578,867	244,923
Contract owners’ equity at beginning of period	311,638	269,055	1,558,704	643,429	1,423,516	1,310,351	2,358,318	2,113,395

Contract owners’ equity at end of period	$270,675	311,638	4,433,451	1,558,704	2,352,959	1,423,516	2,937,185	2,358,318

CHANGE IN UNITS:
Beginning units	21,855	18,458	120,707	55,746	124,195	115,700	158,236	157,417
Units purchased	2,467	3,984	162,555	71,803	96,636	26,330	24,111	23,861
Units redeemed	(10,158)	(587)	(6,527)	(6,842)	(12,870)	(17,835)	(9,350)	(23,042)

Ending units	14,164	21,855	276,735	120,707	207,961	124,195	172,997	158,236

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIS		DFVIV		DFVSTF		DFVULV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$47,885	24,789	168,620	68,542	(6,096)	9,727	60,994	63,155
Realized gain (loss) on investments	4,284	(105,258)	(44,839)	(120,730)	(1,538)	3,679	70,869	(221,875)
Change in unrealized gain (loss) on investments	37,304	167,668	509,366	101,887	(3,661)	(9,094)	754,274	197,000
Reinvested capital gains	141,949	24,431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,422	111,630	633,147	49,699	(11,295)	4,312	886,137	38,280

Equity transactions:
Purchase payments received from contract owners (note 4)	184,706	117,502	389,514	154,655	80,042	382,492	136,251	41,076
Transfers between funds	265,499	33,328	492,567	502,021	477,643	855,002	472,827	142,629
Redemptions (notes 2, 3, and 4)	(89,251)	(45,254)	(421,597)	(43,261)	(251,919)	(66,482)	(649,278)	(31,692)
Adjustments to maintain reserves	2	59	(6)	35	(4)	(10)	(4)	8

Net equity transactions	360,956	105,635	460,478	613,450	305,762	1,171,002	(40,204)	152,021

Net change in contract owners’ equity	592,378	217,265	1,093,625	663,149	294,467	1,175,314	845,933	190,301
Contract owners’ equity at beginning of period	1,530,738	1,313,473	3,492,304	2,829,155	2,434,534	1,259,220	3,517,921	3,327,620

Contract owners’ equity at end of period	$2,123,116	1,530,738	4,585,929	3,492,304	2,729,001	2,434,534	4,363,854	3,517,921

CHANGE IN UNITS:
Beginning units	103,303	96,743	316,208	251,014	231,592	120,203	219,805	204,544
Units purchased	39,442	34,541	114,793	131,497	69,361	163,825	58,411	95,927
Units redeemed	(17,368)	(27,981)	(78,572)	(66,303)	(40,204)	(52,436)	(63,047)	(80,666)

Ending units	125,377	103,303	352,429	316,208	260,749	231,592	215,169	219,805

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVUTV		ETVFR		FHIB		FVK2S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$40,607	26,112	36,006	25,314	19,993	24,593	-	-
Realized gain (loss) on investments	80,380	(94,435)	(1,836)	(70,845)	6,208	121	2,404	10,330
Change in unrealized gain (loss) on investments	502,232	410,398	6,633	3,802	(5,054)	13,573	(47,061)	130,646
Reinvested capital gains	241,279	-	-	-	-	-	64,157	65,064

Net increase (decrease) in contract owners’ equity resulting from operations	864,498	342,075	40,803	(41,729)	21,147	38,287	19,500	206,040

Equity transactions:
Purchase payments received from contract owners (note 4)	240,949	9,538	51,869	-	14,199	12,569	1,680	1,681
Transfers between funds	631,160	626,739	1,543,724	(1,512,108)	(27,284)	231,823	(21,693)	50,832
Redemptions (notes 2, 3, and 4)	(73,706)	(24,744)	(137,211)	(13,420)	(24,954)	(60,282)	(904)	(745)
Adjustments to maintain reserves	6	14	(6)	25	(4)	5	(4)	2

Net equity transactions	798,409	611,547	1,458,376	(1,525,503)	(38,043)	184,115	(20,921)	51,770

Net change in contract owners’ equity	1,662,907	953,622	1,499,179	(1,567,232)	(16,896)	222,402	(1,421)	257,810
Contract owners’ equity at beginning of period	1,997,734	1,044,112	487,491	2,054,723	424,511	202,109	885,391	627,581

Contract owners’ equity at end of period	$3,660,641	1,997,734	1,986,670	487,491	407,615	424,511	883,970	885,391

CHANGE IN UNITS:
Beginning units	137,718	74,659	33,482	143,944	14,556	7,317	20,413	18,590
Units purchased	81,567	83,436	109,310	8,011	4,634	42,289	38	3,786
Units redeemed	(38,168)	(20,377)	(11,117)	(118,473)	(5,860)	(35,050)	(522)	(1,963)

Ending units	181,117	137,718	131,675	33,482	13,330	14,556	19,929	20,413

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		FB2		FC2		FDSCS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,647	6,457	10,308	6,936	884	388	242	582
Realized gain (loss) on investments	2,003	1,552	90,886	97,547	250,715	22,011	6,092	(35,029)
Change in unrealized gain (loss) on investments	65,620	8,445	495	12,502	128,225	141,672	10,061	13,798
Reinvested capital gains	-	-	94,360	7,647	353,796	2,649	3,284	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,270	16,454	196,049	124,632	733,620	166,720	19,679	(20,649)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,000	-	752,857	-	11,583	2,472,197	8,279	-
Transfers between funds	16,461	101,997	(4,790)	554,300	(998,218)	11,897	61,520	(43,229)
Redemptions (notes 2, 3, and 4)	(6,883)	(129)	(55,507)	(11,601)	(23,966)	(42,937)	(2,798)	(1,382)
Adjustments to maintain reserves	-	(1)	6	(7)	(1)	1	(15)	14

Net equity transactions	24,578	101,867	692,566	542,692	(1,010,602)	2,441,158	66,986	(44,597)

Net change in contract owners’ equity	99,848	118,321	888,615	667,324	(276,982)	2,607,878	86,665	(65,246)
Contract owners’ equity at beginning of period	397,591	279,270	1,195,141	527,817	3,044,649	436,771	98,462	163,708

Contract owners’ equity at end of period	$497,439	397,591	2,083,756	1,195,141	2,767,667	3,044,649	185,127	98,462

CHANGE IN UNITS:
Beginning units	13,656	9,681	43,376	23,395	82,544	15,421	3,324	6,528
Units purchased	1,022	4,263	61,007	45,589	2,141	76,936	2,448	340
Units redeemed	(261)	(288)	(40,287)	(25,608)	(25,839)	(9,813)	(581)	(3,544)

Ending units	14,417	13,656	64,096	43,376	58,846	82,544	5,191	3,324

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FG2		FGI2		FGO2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,298	54	-	346	1,867	323	-	-
Realized gain (loss) on investments	150	(3,532)	223,160	232,509	7,895	3,419	370,206	288,704
Change in unrealized gain (loss) on investments	(28,134)	(2,443)	(291,667)	183,343	601	3,544	(378,036)	295,340
Reinvested capital gains	44,709	821	426,531	84,593	3,769	174	230,058	57,715

Net increase (decrease) in contract owners’ equity resulting from operations	24,023	(5,100)	358,024	500,791	14,132	7,460	222,228	641,759

Equity transactions:
Purchase payments received from contract owners (note 4)	32,833	-	70,846	82,277	-	15,847	212,954	276,669
Transfers between funds	494,562	(14,002)	1,261,115	408,064	8,494	42,298	(1,032,255)	1,270,095
Redemptions (notes 2, 3, and 4)	(1,278)	(2,143)	(34,927)	(78,233)	(1,746)	(264)	(48,133)	(42,587)
Adjustments to maintain reserves	(1)	-	(23)	21	14	(13)	2	13

Net equity transactions	526,116	(16,145)	1,297,011	412,129	6,762	57,868	(867,432)	1,504,190

Net change in contract owners’ equity	550,139	(21,245)	1,655,035	912,920	20,894	65,328	(645,204)	2,145,949
Contract owners’ equity at beginning of period	-	21,245	1,263,276	350,356	68,979	3,651	2,703,069	557,120

Contract owners’ equity at end of period	$550,139	-	2,918,311	1,263,276	89,873	68,979	2,057,865	2,703,069

CHANGE IN UNITS:
Beginning units	-	827	24,757	9,856	2,218	126	35,957	12,467
Units purchased	16,303	-	58,302	55,640	1,707	3,693	23,233	58,854
Units redeemed	(162)	(827)	(36,525)	(40,739)	(1,625)	(1,601)	(34,676)	(35,364)

Ending units	16,141	-	46,534	24,757	2,300	2,218	24,514	35,957

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHI2		FIGBP2		FMC2		FNRS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,168	3,631	44,547	39,136	686	543	708	-
Realized gain (loss) on investments	8,081	(21,148)	34,131	53,741	13,997	(318)	529	-
Change in unrealized gain (loss) on investments	(2,990)	(343)	(147,296)	79,462	1,347	25,474	(391)	-
Reinvested capital gains	-	-	55,849	709	30,359	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,259	(17,860)	(12,769)	173,048	46,389	25,699	846	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	39,204	379,737	240,239	-	-	-	-
Transfers between funds	(356,436)	(414,173)	(487,199)	567,227	(17,689)	4,137	90,509	-
Redemptions (notes 2, 3, and 4)	(82)	(1,024)	(103,098)	(34,151)	(4,397)	(3,012)	(151)	-
Adjustments to maintain reserves	-	1	(1)	2	(6)	5	-	-

Net equity transactions	(356,518)	(375,992)	(210,561)	773,317	(22,092)	1,130	90,358	-

Net change in contract owners’ equity	(349,259)	(393,852)	(223,330)	946,365	24,297	26,829	91,204	-
Contract owners’ equity at beginning of period	390,891	784,743	2,117,078	1,170,713	167,634	140,805	-	-

Contract owners’ equity at end of period	$41,632	390,891	1,893,748	2,117,078	191,931	167,634	91,204	-

CHANGE IN UNITS:
Beginning units	23,173	47,649	142,568	86,062	6,712	6,645	-	-
Units purchased	133,173	83,082	44,331	104,064	2,171	352	10,760	-
Units redeemed	(153,979)	(107,558)	(58,218)	(47,558)	(2,750)	(285)	(5,716)	-

Ending units	2,367	23,173	128,681	142,568	6,133	6,712	5,044	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FO2		FRESS2		FV2		FVFI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$747	467	1,615	642	7,710	2,507	1,595	1,462
Realized gain (loss) on investments	19,855	424	1,047	(1,887)	92,644	(52)	260	7,274
Change in unrealized gain (loss) on investments	1,018	30,263	28,432	(2,312)	(67,408)	106,066	(395)	1,007
Reinvested capital gains	18,116	871	1,094	1,396	63,029	158	3,444	2,614

Net increase (decrease) in contract owners’ equity resulting from operations	39,736	32,025	32,188	(2,161)	95,975	108,679	4,904	12,357

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	4,290	25,483	2,207	-	-	-
Transfers between funds	(35,845)	110	155,907	(19,347)	232,268	193,593	66,657	(11,597)
Redemptions (notes 2, 3, and 4)	(3,239)	(2,318)	(16,857)	(5,324)	(2,022)	(572)	(11,317)	(4,727)
Adjustments to maintain reserves	7	(5)	5	(6)	(7)	7	1	-

Net equity transactions	(39,077)	(2,213)	143,345	806	232,446	193,028	55,341	(16,324)

Net change in contract owners’ equity	659	29,812	175,533	(1,355)	328,421	301,707	60,245	(3,967)
Contract owners’ equity at beginning of period	240,828	211,016	34,407	35,762	306,091	4,384	141,877	145,844

Contract owners’ equity at end of period	$241,487	240,828	209,940	34,407	634,512	306,091	202,122	141,877

CHANGE IN UNITS:
Beginning units	12,493	12,625	1,586	1,537	10,881	165	10,683	12,111
Units purchased	1,270	25	6,058	1,236	12,660	10,739	4,934	15,018
Units redeemed	(3,270)	(157)	(664)	(1,187)	(6,153)	(23)	(845)	(16,446)

Ending units	10,493	12,493	6,980	1,586	17,388	10,881	14,772	10,683

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVICA2		FVSIS2		FEOVF		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	509	24,444	9,834	1,901	3,417	-	51,369
Realized gain (loss) on investments	14,866	325	2,484	(14,558)	436	(4,155)	(49,202)	(11,351)
Change in unrealized gain (loss) on investments	15,546	40,371	(24,977)	19,160	5,074	672	21,120	(73,520)
Reinvested capital gains	29,178	14,494	15,048	3,207	573	6,042	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,590	55,699	16,999	17,643	7,984	5,976	(28,082)	(33,502)

Equity transactions:
Purchase payments received from contract owners (note 4)	44,210	129,309	118,251	-	52,160	18,457	1,104	-
Transfers between funds	141,651	(180,945)	632,470	(141,256)	13,424	(30,462)	(114,286)	63,188
Redemptions (notes 2, 3, and 4)	(6,710)	(5,704)	(11,867)	(10,730)	(5,417)	(2,864)	(15,520)	(7,316)
Adjustments to maintain reserves	5	(6)	(6)	5	10	(12)	4	(7)

Net equity transactions	179,156	(57,346)	738,848	(151,981)	60,177	(14,881)	(128,698)	55,865

Net change in contract owners’ equity	238,746	(1,647)	755,847	(134,338)	68,161	(8,905)	(156,780)	22,363
Contract owners’ equity at beginning of period	428,051	429,698	334,456	468,794	135,316	144,221	657,514	635,151

Contract owners’ equity at end of period	$666,797	428,051	1,090,303	334,456	203,477	135,316	500,734	657,514

CHANGE IN UNITS:
Beginning units	15,925	19,489	21,437	32,199	5,445	6,201	38,603	35,321
Units purchased	8,470	7,656	51,469	8,180	2,617	918	4,954	7,833
Units redeemed	(2,268)	(11,220)	(5,407)	(18,942)	(222)	(1,674)	(12,614)	(4,551)

Ending units	22,127	15,925	67,499	21,437	7,840	5,445	30,943	38,603

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGR2		FTVIS2		FTVMS2		FTVRD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$75	343	13,016	7,023	389	299	4,102	1,854
Realized gain (loss) on investments	(46)	(1,192)	2,116	(11,516)	(7)	(6,124)	1,298	(10,121)
Change in unrealized gain (loss) on investments	13,910	(1,202)	12,975	(7,043)	1,857	232	77,455	17,459
Reinvested capital gains	194	1,102	-	99	-	415	15,450	7,864

Net increase (decrease) in contract owners’ equity resulting from operations	14,133	(949)	28,107	(11,437)	2,239	(5,178)	98,305	17,056

Equity transactions:
Purchase payments received from contract owners (note 4)	8,208	-	1,480	2,882	-	-	297,846	-
Transfers between funds	235,552	(3,187)	146,355	(91,478)	-	(20,006)	(4,039)	(116,534)
Redemptions (notes 2, 3, and 4)	(1,231)	(531)	(10,997)	(530)	(160)	(156)	(2,130)	(3,128)
Adjustments to maintain reserves	(2)	1	4	(4)	9	(9)	3	(2)

Net equity transactions	242,527	(3,717)	136,842	(89,130)	(151)	(20,171)	291,680	(119,664)

Net change in contract owners’ equity	256,660	(4,666)	164,949	(100,567)	2,088	(25,349)	389,985	(102,608)
Contract owners’ equity at beginning of period	7,497	12,163	131,846	232,413	11,705	37,054	188,044	290,652

Contract owners’ equity at end of period	$264,157	7,497	296,795	131,846	13,793	11,705	578,029	188,044

CHANGE IN UNITS:
Beginning units	306	470	4,795	8,511	430	1,293	9,796	17,559
Units purchased	8,331	-	7,775	126	-	-	14,764	1,398
Units redeemed	(134)	(164)	(3,325)	(3,842)	(5)	(863)	(810)	(9,161)

Ending units	8,503	306	9,245	4,795	425	430	23,750	9,796

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVSI2		FTVUG2		GVMSA		GVFRB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,399	15,235	1,077	1,320	524	1,004	50,803	75,896
Realized gain (loss) on investments	(8,855)	(10,645)	(13)	42	772	(1)	5,017	(34,497)
Change in unrealized gain (loss) on investments	3,925	7,925	(1,878)	135	922	2,678	(6,250)	20,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,469	12,515	(814)	1,497	2,218	3,681	49,570	61,708

Equity transactions:
Purchase payments received from contract owners (note 4)	58,219	84,732	-	-	-	-	56,809	-
Transfers between funds	112,805	(320,048)	-	6,320	-	-	(231,310)	1,730,051
Redemptions (notes 2, 3, and 4)	(63,607)	(18,091)	(292)	(19)	(21,770)	(28)	(59,296)	(54,365)
Adjustments to maintain reserves	-	2	(4)	4	2	-	3	(1)

Net equity transactions	107,417	(253,405)	(296)	6,305	(21,768)	(28)	(233,794)	1,675,685

Net change in contract owners’ equity	116,886	(240,890)	(1,110)	7,802	(19,550)	3,653	(184,224)	1,737,393
Contract owners’ equity at beginning of period	435,903	676,793	44,739	36,937	59,639	55,986	2,128,260	390,867

Contract owners’ equity at end of period	$552,789	435,903	43,629	44,739	40,089	59,639	1,944,036	2,128,260

CHANGE IN UNITS:
Beginning units	21,016	33,749	3,241	2,778	5,607	5,610	167,958	30,849
Units purchased	13,574	11,457	-	1,389	1,989	-	11,382	169,028
Units redeemed	(8,489)	(24,190)	(22)	(926)	(3,995)	(3)	(29,663)	(31,919)

Ending units	26,101	21,016	3,219	3,241	3,601	5,607	149,677	167,958

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVTRBE		RAF		RBF		RBKF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$35,939	30,062	-	-	-	-	-	-
Realized gain (loss) on investments	36,435	27,012	120	(99,629)	3,566	(2,815)	1,845	4,749
Change in unrealized gain (loss) on investments	(144,243)	164,647	-	-	(13,632)	(4,772)	(110)	(5,325)
Reinvested capital gains	58,562	-	-	-	11,349	4,769	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,307)	221,721	120	(99,629)	1,283	(2,818)	1,735	(576)

Equity transactions:
Purchase payments received from contract owners (note 4)	188,283	129,929	-	-	-	-	-	-
Transfers between funds	190,413	355,626	(119)	103,560	57,512	(22,105)	(15,934)	(42,907)
Redemptions (notes 2, 3, and 4)	(119,833)	(189,140)	(1)	(3,929)	(6,475)	(605)	(287)	(213)
Adjustments to maintain reserves	3	(5)	-	(2)	19	(20)	4	(3)

Net equity transactions	258,866	296,410	(120)	99,629	51,056	(22,730)	(16,217)	(43,123)

Net change in contract owners’ equity	245,559	518,131	-	-	52,339	(25,548)	(14,482)	(43,699)
Contract owners’ equity at beginning of period	2,064,192	1,546,061	-	-	71,825	97,373	14,482	58,181

Contract owners’ equity at end of period	$2,309,751	2,064,192	-	-	124,164	71,825	-	14,482

CHANGE IN UNITS:
Beginning units	122,272	104,593	-	-	1,057	1,738	1,561	5,741
Units purchased	37,206	76,790	19,067	1,310,838	1,452	6,283	13,187	7,242
Units redeemed	(22,066)	(59,111)	(19,067)	(1,310,838)	(707)	(6,964)	(14,748)	(11,422)

Ending units	137,412	122,272	-	-	1,802	1,057	-	1,561

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBMF		RELF		RENF		RESF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$569	-	-	-	67	4	5	92
Realized gain (loss) on investments	(20,944)	8,716	80,057	28,486	(28,247)	224	(7,516)	(4,621)
Change in unrealized gain (loss) on investments	415	-	(16,252)	48,304	(76)	18	3,703	(4,841)
Reinvested capital gains	2,523	-	10,473	2,214	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,437)	8,716	74,278	79,004	(28,256)	246	(3,808)	(9,370)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(93)	13,336	-	-	-
Transfers between funds	147,484	(8,502)	206,840	(87,814)	14,644	(431)	(4,272)	(896)
Redemptions (notes 2, 3, and 4)	(1,290)	(214)	(6,493)	(156)	(65)	(12)	(312)	(2,842)
Adjustments to maintain reserves	-	-	9	(8)	-	(1)	(1)	3

Net equity transactions	146,194	(8,716)	200,356	(88,071)	27,915	(444)	(4,585)	(3,735)

Net change in contract owners’ equity	128,757	-	274,634	(9,067)	(341)	(198)	(8,393)	(13,105)
Contract owners’ equity at beginning of period	-	-	298,510	307,577	341	539	8,393	21,498

Contract owners’ equity at end of period	$128,757	-	573,144	298,510	-	341	-	8,393

CHANGE IN UNITS:
Beginning units	-	-	5,131	8,245	46	48	2,404	3,859
Units purchased	16,545	2,669	4,827	6,931	37,589	3,525	13,491	-
Units redeemed	(12,887)	(2,669)	(2,832)	(10,045)	(37,635)	(3,527)	(15,895)	(1,455)

Ending units	3,658	-	7,126	5,131	-	46	-	2,404

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RFSF		RHCF		RHYS		RJNF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$31	-	-	-	-	-	-	52
Realized gain (loss) on investments	(1,140)	-	11,588	1,718	3,864	(12,451)	378	(397)
Change in unrealized gain (loss) on investments	-	-	(3,863)	2,789	(5,866)	5,866	(161)	(13)
Reinvested capital gains	186	-	4,950	917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(923)	-	12,675	5,424	(2,002)	(6,585)	217	(358)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,796	-	-	-	-	-
Transfers between funds	1,997	-	(45,014)	50,830	(160,317)	170,009	(1,616)	4,288
Redemptions (notes 2, 3, and 4)	(1,074)	-	(7,532)	(148)	(1,077)	(28)	-	(142)
Adjustments to maintain reserves	-	-	(9)	9	2	(2)	(3)	1

Net equity transactions	923	-	(49,759)	50,691	(161,392)	169,979	(1,619)	4,147

Net change in contract owners’ equity	-	-	(37,084)	56,115	(163,394)	163,394	(1,402)	3,789
Contract owners’ equity at beginning of period	-	-	74,847	18,732	163,394	-	8,379	4,590

Contract owners’ equity at end of period	$-	-	37,763	74,847	-	163,394	6,977	8,379

CHANGE IN UNITS:
Beginning units	-	-	1,662	494	12,234	-	3,182	1,376
Units purchased	36,307	-	1,888	1,882	-	51,741	20,492	96,162
Units redeemed	(36,307)	-	(2,844)	(714)	(12,234)	(39,507)	(21,050)	(94,356)

Ending units	-	-	706	1,662	-	12,234	2,624	3,182

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLF		RMED		RNF		ROF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	831	1,332	-	2,720
Realized gain (loss) on investments	8,152	11,293	(745)	-	13,368	547	70,325	30,053
Change in unrealized gain (loss) on investments	(10,433)	3,262	(7,297)	-	57,351	14,201	102,748	15,656
Reinvested capital gains	722	2,252	18,161	-	9,958	15,625	169,975	108,529

Net increase (decrease) in contract owners’ equity resulting from operations	(1,559)	16,807	10,119	-	81,508	31,705	343,048	156,958

Equity transactions:
Purchase payments received from contract owners (note 4)	30,278	-	112,243	-	-	-	60,016	15,325
Transfers between funds	52,350	157	32,105	-	(1,037)	10,607	2,443,354	59,367
Redemptions (notes 2, 3, and 4)	(1,707)	(147)	(2,555)	-	(1,752)	(25)	(38,482)	(22,615)
Adjustments to maintain reserves	5	(6)	-	-	(14)	13	(17)	16

Net equity transactions	80,926	4	141,793	-	(2,803)	10,595	2,464,871	52,093

Net change in contract owners’ equity	79,367	16,811	151,912	-	78,705	42,300	2,807,919	209,051
Contract owners’ equity at beginning of period	16,811	-	-	-	198,160	155,860	600,885	391,834

Contract owners’ equity at end of period	$96,178	16,811	151,912	-	276,865	198,160	3,408,804	600,885

CHANGE IN UNITS:
Beginning units	445	-	-	-	3,955	3,734	7,256	6,859
Units purchased	3,618	3,515	2,529	-	1,011	447	73,511	53,994
Units redeemed	(1,540)	(3,070)	(127)	-	(1,080)	(226)	(47,979)	(53,597)

Ending units	2,523	445	2,402	-	3,886	3,955	32,788	7,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RPMF		RREF		RRF		RTEC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,529	19,283	408	1,213	-	-	-	-
Realized gain (loss) on investments	(11,967)	36,512	3,473	(1,272)	235	(665)	135,617	110,416
Change in unrealized gain (loss) on investments	(10,349)	365	17,847	(7,881)	(9,050)	1,752	(149,658)	87,988
Reinvested capital gains	-	-	-	1,124	7,641	-	10,956	8,608

Net increase (decrease) in contract owners’ equity resulting from operations	(15,787)	56,160	21,728	(6,816)	(1,174)	1,087	(3,085)	207,012

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	25,500	29,760
Transfers between funds	42,542	127,767	951,258	4,173	86,103	13,155	(420,868)	(275,385)
Redemptions (notes 2, 3, and 4)	(1)	-	(911)	(78)	(842)	(74)	(13,137)	(15,872)
Adjustments to maintain reserves	-	-	9	(11)	(17)	16	(16)	15

Net equity transactions	42,541	127,767	950,356	4,084	85,244	13,097	(408,521)	(261,482)

Net change in contract owners’ equity	26,754	183,927	972,084	(2,732)	84,070	14,184	(411,606)	(54,470)
Contract owners’ equity at beginning of period	183,927	-	42,582	45,314	14,184	-	622,088	676,558

Contract owners’ equity at end of period	$210,681	183,927	1,014,666	42,582	98,254	14,184	210,482	622,088

CHANGE IN UNITS:
Beginning units	10,090	-	2,084	2,089	315	-	10,362	16,819
Units purchased	8,462	40,124	38,167	1,981	2,540	670	14,036	14,517
Units redeemed	(5,824)	(30,034)	(3,212)	(1,986)	(902)	(355)	(21,489)	(20,974)

Ending units	12,728	10,090	37,039	2,084	1,953	315	2,909	10,362

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTF		RTRF		RUF		RUGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	115	219
Realized gain (loss) on investments	1,390	(55,110)	2,758	(6,867)	(13)	232	(9,350)	(8,875)
Change in unrealized gain (loss) on investments	1,502	(33,413)	(7,361)	6,788	-	-	-	256
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,892	(88,523)	(4,603)	(79)	(13)	232	(9,235)	(8,400)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	11,618	(135,721)	25,718	12,689	13	(230)	9,361	(29,854)
Redemptions (notes 2, 3, and 4)	(125)	(7)	(821)	(176)	-	(2)	(126)	(1,954)
Adjustments to maintain reserves	-	-	10	(10)	-	-	-	304

Net equity transactions	11,493	(135,728)	24,907	12,503	13	(232)	9,235	(31,504)

Net change in contract owners’ equity	14,385	(224,251)	20,304	12,424	-	-	-	(39,904)
Contract owners’ equity at beginning of period	-	224,251	60,431	48,007	-	-	-	39,904

Contract owners’ equity at end of period	$14,385	-	80,735	60,431	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	4,424	1,413	1,579	-	-	-	1,857
Units purchased	1,147	3,106	5,818	8,925	143	7,439	19,908	110,894
Units redeemed	(995)	(7,530)	(5,686)	(9,091)	(143)	(7,439)	(19,908)	(112,751)

Ending units	152	-	1,545	1,413	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RUTL		RVARS		RVCMD		RVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	782	-	-	-	2,382
Realized gain (loss) on investments	621	(16,274)	1,956	2	(194)	-	689,630	277,305
Change in unrealized gain (loss) on investments	-	(430)	1,023	3,446	5,032	-	(140,471)	40,739
Reinvested capital gains	-	-	1,051	-	-	-	197,727	171,586

Net increase (decrease) in contract owners’ equity resulting from operations	621	(16,704)	4,030	4,230	4,838	-	746,886	492,012

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(512)	(68,586)	-	-	101,200	-	(687,872)	187,678
Redemptions (notes 2, 3, and 4)	(110)	(140)	(22,430)	(48)	(439)	-	(1,000,455)	(37,565)
Adjustments to maintain reserves	1	-	2	(2)	(1)	-	22	(964)

Net equity transactions	(621)	(68,726)	(22,428)	(50)	100,760	-	(1,688,305)	149,149

Net change in contract owners’ equity	-	(85,430)	(18,398)	4,180	105,598	-	(941,419)	641,161
Contract owners’ equity at beginning of period	-	85,430	61,443	57,263	-	-	1,353,172	712,011

Contract owners’ equity at end of period	$-	-	43,045	61,443	105,598	-	411,753	1,353,172

CHANGE IN UNITS:
Beginning units	-	2,838	5,373	5,377	-	-	4,519	4,443
Units purchased	1,698	4,679	1,874	-	43,837	-	2,798	9,816
Units redeemed	(1,698)	(7,517)	(3,765)	(4)	(8,909)	-	(6,421)	(9,740)

Ending units	-	-	3,482	5,373	34,928	-	896	4,519

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCG		RVLCV		RVLDD		RVMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	1,042	414	-	-	-	-
Realized gain (loss) on investments	23,480	11,006	(18,586)	(9,290)	1,137	12,443	(1,561)	-
Change in unrealized gain (loss) on investments	(3,938)	5,169	(10,038)	(595)	-	-	-	-
Reinvested capital gains	344	12,618	575	1,593	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,886	28,793	(27,007)	(7,878)	1,137	12,443	(1,561)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	15,657	95	76,214	95	-	-	-	-
Transfers between funds	310,981	31,539	(26,468)	(70,351)	(1,137)	(12,200)	1,561	-
Redemptions (notes 2, 3, and 4)	(2,292)	(5,386)	(6,598)	(11,986)	-	(243)	-	-
Adjustments to maintain reserves	(15)	17	10	(11)	-	-	-	-

Net equity transactions	324,331	26,265	43,158	(82,253)	(1,137)	(12,443)	1,561	-

Net change in contract owners’ equity	344,217	55,058	16,151	(90,131)	-	-	-	-
Contract owners’ equity at beginning of period	74,131	19,073	128,041	218,172	-	-	-	-

Contract owners’ equity at end of period	$418,348	74,131	144,192	128,041	-	-	-	-

CHANGE IN UNITS:
Beginning units	1,636	536	5,006	7,629	-	-	-	-
Units purchased	7,780	9,672	87,817	43,388	839	5,863	1,193	-
Units redeemed	(2,180)	(8,572)	(88,562)	(46,011)	(839)	(5,863)	(1,193)	-

Ending units	7,236	1,636	4,261	5,006	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVMCV		RVMFU		RVSCG		RVSCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	3,079	-	-	-	-
Realized gain (loss) on investments	287,548	(65,177)	50	289	82,360	3,691	69,999	(39,819)
Change in unrealized gain (loss) on investments	(59,183)	59,183	(1,816)	(1,861)	(41,417)	41,417	(27,443)	27,595
Reinvested capital gains	-	-	1,413	451	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	228,365	(5,994)	(353)	1,958	40,943	45,108	42,556	(12,224)

Equity transactions:
Purchase payments received from contract owners (note 4)	116,884	160	90	833	54,883	11,520	49,485	-
Transfers between funds	(894,204)	570,771	27,486	2,388	(337,086)	189,474	(324,358)	268,848
Redemptions (notes 2, 3, and 4)	(14,197)	(1,784)	(780)	(784)	(4,219)	(624)	(11,931)	(773)
Adjustments to maintain reserves	14	(15)	(3)	3	(10)	11	4	(4)

Net equity transactions	(791,503)	569,132	26,793	2,440	(286,432)	200,381	(286,800)	268,071

Net change in contract owners’ equity	(563,138)	563,138	26,440	4,398	(245,489)	245,489	(244,244)	255,847
Contract owners’ equity at beginning of period	563,138	-	80,623	76,225	245,489	-	255,847	-

Contract owners’ equity at end of period	$-	563,138	107,063	80,623	-	245,489	11,603	255,847

CHANGE IN UNITS:
Beginning units	19,587	-	10,535	10,219	6,897	-	12,940	-
Units purchased	55,926	37,059	3,423	1,690	26,446	17,725	36,623	29,892
Units redeemed	(75,513)	(17,472)	(98)	(1,374)	(33,343)	(10,828)	(49,154)	(16,952)

Ending units	-	19,587	13,860	10,535	-	6,897	409	12,940

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVSDL		SBLP		SBLQ		SBLY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	182	181	408	649
Realized gain (loss) on investments	(575)	-	6,937	5,140	-	(6)	7	3
Change in unrealized gain (loss) on investments	(56)	-	-	4,496	5,054	(1,682)	2,775	14,222
Reinvested capital gains	-	-	-	-	-	1,307	14,093	2,224

Net increase (decrease) in contract owners’ equity resulting from operations	(631)	-	6,937	9,636	5,236	(200)	17,283	17,098

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	4,852	-	(6,917)	(217,839)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(396)	-	(20)	-	(22)	(18)	(22)	(19)
Adjustments to maintain reserves	-	-	-	-	(6)	7	15	(15)

Net equity transactions	4,456	-	(6,937)	(217,839)	(28)	(11)	(7)	(34)

Net change in contract owners’ equity	3,825	-	-	(208,203)	5,208	(211)	17,276	17,064
Contract owners’ equity at beginning of period	-	-	-	208,203	20,013	20,224	62,223	45,159

Contract owners’ equity at end of period	$3,825	-	-	-	25,221	20,013	79,499	62,223

CHANGE IN UNITS:
Beginning units	-	-	-	12,643	917	918	1,423	1,424
Units purchased	12,571	-	41,022	79,458	-	-	-	-
Units redeemed	(12,114)	-	(41,022)	(92,101)	(1)	(1)	-	(1)

Ending units	457	-	-	-	916	917	1,423	1,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACC1		ACGI		AVHY1		AVIE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,484	5,947	526	-	-	-	1,411	2,081
Realized gain (loss) on investments	154,863	16,665	(1)	-	1,256	24,706	2,177	60
Change in unrealized gain (loss) on investments	(44,572)	67,341	1,007	-	423	-	(4,582)	12,837
Reinvested capital gains	-	6,524	-	-	-	-	7,453	2,005

Net increase (decrease) in contract owners’ equity resulting from operations	117,775	96,477	1,532	-	1,679	24,706	6,459	16,983

Equity transactions:
Purchase payments received from contract owners (note 4)	3,990	336,331	3,142	-	-	-	-	-
Transfers between funds	17,056	(109,504)	31,513	-	108,822	(24,686)	5,953	34,795
Redemptions (notes 2, 3, and 4)	(4,351)	(1,032)	(94)	-	(13)	(20)	(10,014)	(1,276)
Adjustments to maintain reserves	7	(7)	-	-	(1)	-	6	(6)

Net equity transactions	16,702	225,788	34,561	-	108,808	(24,706)	(4,055)	33,513

Net change in contract owners’ equity	134,477	322,265	36,093	-	110,487	-	2,404	50,496
Contract owners’ equity at beginning of period	322,265	-	-	-	-	-	112,409	61,913

Contract owners’ equity at end of period	$456,742	322,265	36,093	-	110,487	-	114,813	112,409

CHANGE IN UNITS:
Beginning units	12,418	-	-	-	-	-	6,664	4,184
Units purchased	54,966	22,450	1,092	-	90,216	78,221	652	2,567
Units redeemed	(54,187)	(10,032)	(3)	-	(86,022)	(78,221)	(888)	(87)

Ending units	13,197	12,418	1,089	-	4,194	-	6,428	6,664

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA2		IVCPBI		IVDDI		IVGMMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,101	24,012	22,904	17,387	4,451	6,808	621	22,064
Realized gain (loss) on investments	(5,930)	(4,090)	6,781	2,786	916	(51,364)	-	-
Change in unrealized gain (loss) on investments	12,563	(7,633)	(86,415)	36,818	26,473	(9,248)	-	-
Reinvested capital gains	9,792	16,041	51,719	4,956	806	5,662	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,526	28,330	(5,011)	61,947	32,646	(48,142)	621	22,064

Equity transactions:
Purchase payments received from contract owners (note 4)	2,500	14,316	33,513	-	33,017	1,426	11,169,249	8,927,888
Transfers between funds	29,516	11,480	615,396	531,290	(37,275)	(116,447)	(6,694,313)	(4,005,731)
Redemptions (notes 2, 3, and 4)	(125,106)	(2,265)	(19,229)	(2,831)	(1,659)	(1,139)	(1,320,612)	(5,982,190)
Adjustments to maintain reserves	6	(8)	(3)	2	(8)	7	(43)	(14)

Net equity transactions	(93,084)	23,523	629,677	528,461	(5,925)	(116,153)	3,154,281	(1,060,047)

Net change in contract owners’ equity	(67,558)	51,853	624,666	590,408	26,721	(164,295)	3,154,902	(1,037,983)
Contract owners’ equity at beginning of period	376,011	324,158	1,011,966	421,558	193,111	357,406	4,585,262	5,623,245

Contract owners’ equity at end of period	$308,453	376,011	1,636,632	1,011,966	219,832	193,111	7,740,164	4,585,262

CHANGE IN UNITS:
Beginning units	24,466	23,199	78,080	35,688	8,096	15,005	438,592	539,441
Units purchased	3,288	3,928	56,266	45,237	1,372	3,581	3,967,290	3,480,438
Units redeemed	(9,385)	(2,661)	(7,236)	(2,845)	(1,716)	(10,490)	(3,665,563)	(3,581,287)

Ending units	18,369	24,466	127,110	78,080	7,752	8,096	740,319	438,592

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVGS1		IVHS		IVKEI1		IVMCC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$110	94	231	283	17,209	17,406	66	95
Realized gain (loss) on investments	33	4	18,510	7	7,516	(302)	(12)	(19)
Change in unrealized gain (loss) on investments	(235)	137	(13,877)	10,306	115,892	43,659	5,048	(2,364)
Reinvested capital gains	-	-	12,033	2,154	9,093	32,064	-	4,113

Net increase (decrease) in contract owners’ equity resulting from operations	(92)	235	16,897	12,750	149,710	92,827	5,102	1,825

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	28,405	-	84,319	-	-	-
Transfers between funds	720	-	(3,527)	-	(57,281)	117,984	-	-
Redemptions (notes 2, 3, and 4)	(79)	(89)	(807)	(194)	(11,790)	(3,011)	(153)	(120)
Adjustments to maintain reserves	4	(6)	(18)	19	4	(2)	12	(12)

Net equity transactions	645	(95)	24,053	(175)	15,252	114,971	(141)	(132)

Net change in contract owners’ equity	553	140	40,950	12,575	164,962	207,798	4,961	1,693
Contract owners’ equity at beginning of period	3,898	3,758	100,971	88,396	799,960	592,162	22,363	20,670

Contract owners’ equity at end of period	$4,451	3,898	141,921	100,971	964,922	799,960	27,324	22,363

CHANGE IN UNITS:
Beginning units	247	253	2,317	2,322	33,820	27,526	770	775
Units purchased	125	-	2,024	-	3,116	6,440	-	-
Units redeemed	(83)	(6)	(1,441)	(5)	(2,554)	(146)	(4)	(5)

Ending units	289	247	2,900	2,317	34,382	33,820	766	770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVRE		IVT		OVGIS		OVGSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,167	12,313	-	-	276	468	-	779
Realized gain (loss) on investments	(787)	(6,864)	63,229	443	75	(13,834)	80,257	(22,201)
Change in unrealized gain (loss) on investments	57,380	(47,152)	(53,276)	54,920	4,355	-	(54,839)	64,988
Reinvested capital gains	-	6,878	42,849	31,622	3,136	3,959	20,842	6,461

Net increase (decrease) in contract owners’ equity resulting from operations	62,760	(34,825)	52,802	86,985	7,842	(9,407)	46,260	50,027

Equity transactions:
Purchase payments received from contract owners (note 4)	46,702	71,812	-	-	-	-	29,805	-
Transfers between funds	(115,587)	(10,356)	(41,842)	29,929	51,966	9,562	(48,909)	(30,351)
Redemptions (notes 2, 3, and 4)	(6,493)	(2,516)	(8,157)	(52,704)	(1,532)	(155)	(4,361)	(22,927)
Adjustments to maintain reserves	(7)	8	(27)	28	(2)	-	8	(8)

Net equity transactions	(75,385)	58,948	(50,026)	(22,747)	50,432	9,407	(23,457)	(53,286)

Net change in contract owners’ equity	(12,625)	24,123	2,776	64,238	58,274	-	22,803	(3,259)
Contract owners’ equity at beginning of period	265,373	241,250	442,004	377,766	-	-	212,302	215,561

Contract owners’ equity at end of period	$252,748	265,373	444,780	442,004	58,274	-	235,105	212,302

CHANGE IN UNITS:
Beginning units	12,115	9,657	7,270	9,079	-	-	6,582	8,510
Units purchased	3,029	3,799	2,212	4,068	1,444	2,877	6,047	2,994
Units redeemed	(5,965)	(1,341)	(3,088)	(5,877)	(40)	(2,877)	(6,300)	(4,922)

Ending units	9,179	12,115	6,394	7,270	1,404	-	6,329	6,582

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVIGS		OVSBS		OVTRBS		WRASP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	721	5,925	1,126	2,517	2,210	83	-
Realized gain (loss) on investments	3,458	(185)	(10,181)	(15)	4,079	6,796	-	-
Change in unrealized gain (loss) on investments	(2,284)	25,375	(413)	688	(16,475)	(786)	(536)	-
Reinvested capital gains	9,699	1,514	-	-	5,205	-	494	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,873	27,425	(4,669)	1,799	(4,674)	8,220	41	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	31,315	100	1,653	-	5,849	-
Transfers between funds	(26,201)	38,879	(159,295)	111,477	842,419	(63,471)	-	-
Redemptions (notes 2, 3, and 4)	(3,606)	(1,220)	(1,816)	(324)	(9,358)	(424)	(6)	-
Adjustments to maintain reserves	11	(11)	(3)	2	(3)	2	-	-

Net equity transactions	(29,796)	37,648	(129,799)	111,255	834,711	(63,893)	5,843	-

Net change in contract owners’ equity	(18,923)	65,073	(134,468)	113,054	830,037	(55,673)	5,884	-
Contract owners’ equity at beginning of period	129,680	64,607	134,468	21,414	132,929	188,602	-	-

Contract owners’ equity at end of period	$110,757	129,680	-	134,468	962,966	132,929	5,884	-

CHANGE IN UNITS:
Beginning units	5,713	3,445	9,705	1,592	8,772	13,619	-	-
Units purchased	35	2,705	4,673	8,137	59,420	5,568	271	-
Units redeemed	(1,317)	(437)	(14,378)	(24)	(3,449)	(10,415)	-	-

Ending units	4,431	5,713	-	9,705	64,743	8,772	271	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRBDP		WRBP		WRENG		WRGBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$31,351	21,702	748	-	-	25	9,453	7,807
Realized gain (loss) on investments	(2,580)	54,836	6,351	(4,145)	116	(4,411)	(2,223)	2,702
Change in unrealized gain (loss) on investments	(103,436)	50,403	1,033	8,071	(16)	16	(8,841)	5,433
Reinvested capital gains	64,029	-	4,560	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,636)	126,941	12,692	3,926	100	(4,370)	(1,611)	15,942

Equity transactions:
Purchase payments received from contract owners (note 4)	-	34,751	-	-	-	-	58,529	83,207
Transfers between funds	34,715	550,947	(47,170)	111,890	(1,722)	5,992	(267,190)	(4,987)
Redemptions (notes 2, 3, and 4)	(8,579)	(1,100)	(1,282)	(39,618)	-	-	(5,172)	(3,903)
Adjustments to maintain reserves	(2)	-	4	(2)	2	(2)	3	(2)

Net equity transactions	26,134	584,598	(48,448)	72,270	(1,720)	5,990	(213,830)	74,315

Net change in contract owners’ equity	15,498	711,539	(35,756)	76,196	(1,620)	1,620	(215,441)	90,257
Contract owners’ equity at beginning of period	1,502,294	790,755	116,063	39,867	1,620	-	223,447	133,190

Contract owners’ equity at end of period	$1,517,792	1,502,294	80,307	116,063	-	1,620	8,006	223,447

CHANGE IN UNITS:
Beginning units	93,121	54,390	4,210	1,650	308	-	16,045	10,344
Units purchased	8,528	122,733	-	5,808	-	12,235	5,437	12,966
Units redeemed	(6,765)	(84,002)	(1,698)	(3,248)	(308)	(11,927)	(20,902)	(7,265)

Ending units	94,884	93,121	2,512	4,210	-	308	580	16,045

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGNR		WRHIP		WRLTBP		WRMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,066	1,017	11,618	46,864	1,457	776	-	-
Realized gain (loss) on investments	(28)	(12)	7,824	(24,066)	5	17	3,724	59
Change in unrealized gain (loss) on investments	12,934	(7,610)	(5,075)	5,127	(3,318)	380	4,691	10,803
Reinvested capital gains	-	-	-	-	393	-	37,518	246

Net increase (decrease) in contract owners’ equity resulting from operations	13,972	(6,605)	14,367	27,925	(1,463)	1,173	45,933	11,108

Equity transactions:
Purchase payments received from contract owners (note 4)	6,714	-	1,655	-	-	-	146,893	2,999
Transfers between funds	3,575	-	(331,738)	399,768	190,435	4,110	195,989	76,042
Redemptions (notes 2, 3, and 4)	(116)	(19)	(1,142)	(697)	(738)	(47)	(5,704)	(212)
Adjustments to maintain reserves	(1)	1	1	(2)	(5)	5	1	(2)

Net equity transactions	10,172	(18)	(331,224)	399,069	189,692	4,068	337,179	78,827

Net change in contract owners’ equity	24,144	(6,623)	(316,857)	426,994	188,229	5,241	383,112	89,935
Contract owners’ equity at beginning of period	48,443	55,066	461,062	34,068	33,383	28,142	89,935	-

Contract owners’ equity at end of period	$72,587	48,443	144,205	461,062	221,612	33,383	473,047	89,935

CHANGE IN UNITS:
Beginning units	7,967	7,970	20,790	1,629	2,915	2,559	1,581	-
Units purchased	1,473	-	87,949	70,837	16,596	445	5,861	1,585
Units redeemed	(16)	(3)	(102,608)	(51,676)	(65)	(89)	(295)	(4)

Ending units	9,424	7,967	6,131	20,790	19,446	2,915	7,147	1,581

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSTP		WRVP		JABIN		JAEI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	690	602	28,218	49,440	2,790	806
Realized gain (loss) on investments	88,724	4,647	1,708	24	20,220	(26,029)	59,977	29,318
Change in unrealized gain (loss) on investments	(80,778)	49,519	7,407	(1,209)	422,035	120,083	2,769	26,462
Reinvested capital gains	20,074	37,419	-	1,258	23,479	21,342	73,626	50,343

Net increase (decrease) in contract owners’ equity resulting from operations	28,020	91,585	9,805	675	493,952	164,836	139,162	106,929

Equity transactions:
Purchase payments received from contract owners (note 4)	85,214	-	-	-	412,506	127,014	38,956	88,742
Transfers between funds	(115,390)	(72,776)	(267)	186	29,688	298,045	8,721	(279,659)
Redemptions (notes 2, 3, and 4)	(294,626)	(120)	(8,656)	(1,399)	(78,677)	(487,570)	(156,396)	(21,869)
Adjustments to maintain reserves	20	(21)	2	(2)	11	(10)	(19)	22

Net equity transactions	(324,782)	(72,917)	(8,921)	(1,215)	363,528	(62,521)	(108,738)	(212,764)

Net change in contract owners’ equity	(296,762)	18,668	884	(540)	857,480	102,315	30,424	(105,835)
Contract owners’ equity at beginning of period	367,287	348,619	34,316	34,856	2,638,596	2,536,281	863,675	969,510

Contract owners’ equity at end of period	$70,525	367,287	35,200	34,316	3,496,076	2,638,596	894,099	863,675

CHANGE IN UNITS:
Beginning units	6,290	8,082	1,204	1,247	82,731	90,904	15,825	21,224
Units purchased	1,825	580	-	8	14,437	44,347	2,869	4,353
Units redeemed	(7,066)	(2,372)	(262)	(51)	(3,635)	(52,520)	(4,672)	(9,752)

Ending units	1,049	6,290	942	1,204	93,533	82,731	14,022	15,825

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAFBS		JAFRIN		JAGRIN		JAIG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,083	4,446	-	8,472	438	519	1,887	379
Realized gain (loss) on investments	4,321	23	160,245	9,806	3,477	294	20,986	1,246
Change in unrealized gain (loss) on investments	(13,173)	12,259	32,661	297,890	5,675	8,720	1,952	4,453
Reinvested capital gains	3,089	-	192,503	79,779	3,752	3,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,680)	16,728	385,409	395,947	13,342	12,792	24,825	6,078

Equity transactions:
Purchase payments received from contract owners (note 4)	-	33,978	259,521	9,983	-	5,705	19,341	51,656
Transfers between funds	22,945	-	404,928	(332,427)	3,279	107	47,791	(782)
Redemptions (notes 2, 3, and 4)	(104,042)	(1,623)	(17,189)	(58,827)	(2,795)	(165)	(9,294)	(307)
Adjustments to maintain reserves	1	(1)	9	(10)	(9)	8	(6)	4

Net equity transactions	(81,096)	32,354	647,269	(381,281)	475	5,655	57,832	50,571

Net change in contract owners’ equity	(84,776)	49,082	1,032,678	14,666	13,817	18,447	82,657	56,649
Contract owners’ equity at beginning of period	210,312	161,230	1,425,779	1,411,113	77,505	59,058	81,907	25,258

Contract owners’ equity at end of period	$125,536	210,312	2,458,457	1,425,779	91,322	77,505	164,564	81,907

CHANGE IN UNITS:
Beginning units	15,356	12,979	26,514	36,580	2,741	2,508	4,631	1,661
Units purchased	1,734	2,504	17,663	923	561	734	11,042	3,977
Units redeemed	(7,821)	(127)	(6,977)	(10,989)	(567)	(501)	(7,481)	(1,007)

Ending units	9,269	15,356	37,200	26,514	2,735	2,741	8,192	4,631

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JARIN		JIULVV		JMCVIN		JHEVTN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$135	263	5,018	10,502	1,532	3,058	17,569	12,258
Realized gain (loss) on investments	530	47	(50,270)	(703)	1,755	(5,819)	4,750	(38,151)
Change in unrealized gain (loss) on investments	22,588	10,386	18,717	(22,737)	55,400	6,124	45,056	39,106
Reinvested capital gains	6,775	3,833	92,867	34,762	-	4,810	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,028	14,529	66,332	21,824	58,687	8,173	67,375	13,213

Equity transactions:
Purchase payments received from contract owners (note 4)	125,033	-	55,588	247,034	50,965	20,455	8,482	43,792
Transfers between funds	-	-	(629,954)	(7,828)	(26,424)	60,950	67,090	5,454
Redemptions (notes 2, 3, and 4)	(1,493)	(182)	(6,820)	(44,454)	(5,134)	(1,522)	(26,377)	(10,733)
Adjustments to maintain reserves	(19)	18	(7)	6	6	(8)	7	(7)

Net equity transactions	123,521	(164)	(581,193)	194,758	19,413	79,875	49,202	38,506

Net change in contract owners’ equity	153,549	14,365	(514,861)	216,582	78,100	88,048	116,577	51,719
Contract owners’ equity at beginning of period	58,509	44,144	582,169	365,587	293,228	205,180	620,305	568,586

Contract owners’ equity at end of period	$212,058	58,509	67,308	582,169	371,328	293,228	736,882	620,305

CHANGE IN UNITS:
Beginning units	1,310	1,314	38,424	24,975	12,117	8,401	42,910	40,756
Units purchased	2,667	-	3,315	17,072	2,955	5,149	7,459	11,984
Units redeemed	(31)	(4)	(38,078)	(3,623)	(2,256)	(1,433)	(4,502)	(9,830)

Ending units	3,946	1,310	3,661	38,424	12,816	12,117	45,867	42,910

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPIGA2		JPIIB2		LZREMS		LZRIES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,936	7,948	3,476	8,267	4,738	5,815	2,291	3,412
Realized gain (loss) on investments	91,354	(4,967)	19,069	22,077	31,115	(42,707)	82	(20,246)
Change in unrealized gain (loss) on investments	(62,760)	54,466	(12,432)	(17,597)	(12,349)	12,005	8,137	19,972
Reinvested capital gains	29,763	4,260	445	-	-	-	2,940	5,000

Net increase (decrease) in contract owners’ equity resulting from operations	64,293	61,707	10,558	12,747	23,504	(24,887)	13,450	8,138

Equity transactions:
Purchase payments received from contract owners (note 4)	193,457	-	9,776	-	13,713	-	-	-
Transfers between funds	(63,070)	(35,088)	17,794	(428,179)	(59,866)	59,508	12,297	67,221
Redemptions (notes 2, 3, and 4)	(8,604)	(2,938)	(242,553)	(476)	(13,304)	(103,586)	(12,670)	(107,312)
Adjustments to maintain reserves	4	(4)	(4)	2	6	(4)	1	3

Net equity transactions	121,787	(38,030)	(214,987)	(428,653)	(59,451)	(44,082)	(372)	(40,088)

Net change in contract owners’ equity	186,080	23,677	(204,429)	(415,906)	(35,947)	(68,969)	13,078	(31,950)
Contract owners’ equity at beginning of period	554,963	531,286	271,502	687,408	269,325	338,294	229,648	261,598

Contract owners’ equity at end of period	$741,043	554,963	67,073	271,502	233,378	269,325	242,726	229,648

CHANGE IN UNITS:
Beginning units	36,491	40,314	20,425	54,410	9,460	11,731	10,370	12,786
Units purchased	43,855	26,007	20,099	2,642	10,721	7,680	788	9,580
Units redeemed	(35,751)	(29,830)	(35,861)	(36,627)	(12,409)	(9,951)	(802)	(11,996)

Ending units	44,595	36,491	4,663	20,425	7,772	9,460	10,356	10,370

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZRUSM		LPVCAI		LPVCII		LPVQD2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$99	293	43	166	4,989	3,633	387	254
Realized gain (loss) on investments	2,959	(1,363)	4,946	(36)	407	131	1	(12)
Change in unrealized gain (loss) on investments	30,557	6,923	(18,541)	1,464	45,166	66,535	1,540	(1,647)
Reinvested capital gains	205	11,204	15,022	1,955	25,418	2,248	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,820	17,057	1,470	3,549	75,980	72,547	1,928	(1,405)

Equity transactions:
Purchase payments received from contract owners (note 4)	60	555	3,142	-	-	-	-	-
Transfers between funds	(12,978)	8,453	31,009	-	5,417	209,431	-	-
Redemptions (notes 2, 3, and 4)	(11,223)	(3,979)	(121)	(702)	(977)	(513)	(150)	(141)
Adjustments to maintain reserves	(15)	16	2	(2)	(3)	12	1	(2)

Net equity transactions	(24,156)	5,045	34,032	(704)	4,437	208,930	(149)	(143)

Net change in contract owners’ equity	9,664	22,102	35,502	2,845	80,417	281,477	1,779	(1,548)
Contract owners’ equity at beginning of period	183,312	161,210	23,652	20,807	281,477	-	15,300	16,848

Contract owners’ equity at end of period	$192,976	183,312	59,154	23,652	361,894	281,477	17,079	15,300

CHANGE IN UNITS:
Beginning units	5,420	5,089	722	750	9,965	-	1,128	1,139
Units purchased	164	687	5,147	-	180	9,984	-	-
Units redeemed	(824)	(356)	(4,232)	(28)	(41)	(19)	(10)	(11)

Ending units	4,760	5,420	1,637	722	10,104	9,965	1,118	1,128

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LVCLGI		SBVSG2		SBVHY		LOVBD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	97	-	-	3,376	2,979	22,761	101,486
Realized gain (loss) on investments	11,144	688	94,502	(35,093)	6,811	36,152	51,005	38,739
Change in unrealized gain (loss) on investments	86,817	161,126	(131,944)	252,428	(5,191)	2,041	(34,705)	16,485
Reinvested capital gains	48,050	23,977	215,650	89,492	-	-	12,042	-

Net increase (decrease) in contract owners’ equity resulting from operations	146,011	185,888	178,208	306,827	4,996	41,172	51,103	156,710

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	218,218	84,298	-	-	32,822	-
Transfers between funds	(11,685)	234,859	9,086	123,917	(5,828)	(35,832)	(2,048,196)	890,750
Redemptions (notes 2, 3, and 4)	(3,970)	(1,796)	(16,812)	(15,469)	(87)	(301)	(50,208)	(32,120)
Adjustments to maintain reserves	(4)	3	14	(15)	5	(4)	5	(5)

Net equity transactions	(15,659)	233,066	210,506	192,731	(5,910)	(36,137)	(2,065,577)	858,625

Net change in contract owners’ equity	130,352	418,954	388,714	499,558	(914)	5,035	(2,014,474)	1,015,335
Contract owners’ equity at beginning of period	668,563	249,609	1,360,769	861,211	76,298	71,263	2,795,339	1,780,004

Contract owners’ equity at end of period	$798,915	668,563	1,749,483	1,360,769	75,384	76,298	780,865	2,795,339

CHANGE IN UNITS:
Beginning units	14,137	6,900	37,979	34,350	2,977	2,984	120,747	82,505
Units purchased	133	7,282	15,198	15,112	84,683	99,279	87,492	180,974
Units redeemed	(416)	(45)	(9,702)	(11,483)	(84,757)	(99,286)	(175,579)	(142,732)

Ending units	13,854	14,137	43,475	37,979	2,903	2,977	32,660	120,747

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVCDG		MNCPS		MEGSS		MNDSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,312	3,489	12,072	3,706	-	-	-	-
Realized gain (loss) on investments	32	-	72,856	227,416	49,635	21,336	1,047	6
Change in unrealized gain (loss) on investments	52,544	41,239	(65,577)	89,580	(28,802)	36,057	(36,889)	4,878
Reinvested capital gains	46,135	6,507	49,337	8,751	70,222	13,573	35,046	523

Net increase (decrease) in contract owners’ equity resulting from operations	102,023	51,235	68,688	329,453	91,055	70,966	(796)	5,407

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	146,256	46,021	30,465	7,159	149,469	12,717
Transfers between funds	4,869	15,013	(478,644)	201,988	60,160	212,488	115,019	45,212
Redemptions (notes 2, 3, and 4)	(181)	(1)	(16,465)	(63,768)	(151,587)	(19,108)	(5,634)	(222)
Adjustments to maintain reserves	2	(3)	(4)	4	6	(7)	(5)	3

Net equity transactions	4,690	15,009	(348,857)	184,245	(60,956)	200,532	258,849	57,710

Net change in contract owners’ equity	106,713	66,244	(280,169)	513,698	30,099	271,498	258,053	63,117
Contract owners’ equity at beginning of period	395,739	329,495	1,232,931	719,233	421,051	149,553	63,117	-

Contract owners’ equity at end of period	$502,452	395,739	952,762	1,232,931	451,150	421,051	321,170	63,117

CHANGE IN UNITS:
Beginning units	9,964	9,575	71,961	56,967	17,141	8,008	3,835	-
Units purchased	111	389	113,342	133,377	3,467	15,859	16,774	3,849
Units redeemed	(4)	-	(134,275)	(118,383)	(5,705)	(6,726)	(1,397)	(14)

Ending units	10,071	9,964	51,028	71,961	14,903	17,141	19,212	3,835

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVFSC		DTRTFY		GVEXD		GVIXY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,892	1,442	34,774	36,178	124,751	37,969	48,069	39,594
Realized gain (loss) on investments	53,803	8,572	4,274	7,140	192,802	98,136	83,039	(70,242)
Change in unrealized gain (loss) on investments	(3,338)	(2,961)	(47,878)	9,885	938,937	195,956	43,141	68,425
Reinvested capital gains	3,718	4,847	4,430	-	41,334	43,102	-	56,503

Net increase (decrease) in contract owners’ equity resulting from operations	56,075	11,900	(4,400)	53,203	1,297,824	375,163	174,249	94,280

Equity transactions:
Purchase payments received from contract owners (note 4)	-	52,273	(5)	114,665	350,431	930,657	22,601	18,730
Transfers between funds	(255,752)	126,966	142,028	113,480	1,832,451	865,911	(328,710)	(238,654)
Redemptions (notes 2, 3, and 4)	(10,671)	(10,046)	(191,714)	(115,400)	(94,465)	(31,476)	(41,910)	(117,440)
Adjustments to maintain reserves	(6)	5	(1)	-	5	64	(7)	6

Net equity transactions	(266,429)	169,198	(49,692)	112,745	2,088,422	1,765,156	(348,026)	(337,358)

Net change in contract owners’ equity	(210,354)	181,098	(54,092)	165,948	3,386,246	2,140,319	(173,777)	(243,078)
Contract owners’ equity at beginning of period	368,319	187,221	1,566,865	1,400,917	3,598,528	1,458,209	1,771,171	2,014,249

Contract owners’ equity at end of period	$157,965	368,319	1,512,773	1,566,865	6,984,774	3,598,528	1,597,394	1,771,171

CHANGE IN UNITS:
Beginning units	24,003	12,594	141,016	130,915	157,921	75,474	133,893	163,518
Units purchased	37,726	21,013	19,566	37,366	122,371	127,245	24,093	35,693
Units redeemed	(53,504)	(9,604)	(24,093)	(27,265)	(41,145)	(44,798)	(48,909)	(65,318)

Ending units	8,225	24,003	136,489	141,016	239,147	157,921	109,077	133,893

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIFD		NVBXD		NVGEY		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,326	6,769	5,573	6,458	1,275	-	26	-
Realized gain (loss) on investments	(764)	(57,358)	2,605	7,967	16	-	-	-
Change in unrealized gain (loss) on investments	168,269	90,714	(16,418)	8,319	511	-	152	-
Reinvested capital gains	22,961	30,654	1,264	-	48	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	205,792	70,779	(6,976)	22,744	1,850	-	178	-

Equity transactions:
Purchase payments received from contract owners (note 4)	38,472	33,940	-	-	-	-	1,104	-
Transfers between funds	455,303	(29,464)	16,404	(29,469)	85,331	-	7,963	-
Redemptions (notes 2, 3, and 4)	(36,673)	(15,563)	(39,337)	(1,134)	(293)	-	(9)	-
Adjustments to maintain reserves	(9)	9	3	(3)	(1)	-	(1)	-

Net equity transactions	457,093	(11,078)	(22,930)	(30,606)	85,037	-	9,057	-

Net change in contract owners’ equity	662,885	59,701	(29,906)	(7,862)	86,887	-	9,235	-
Contract owners’ equity at beginning of period	751,618	691,917	324,855	332,717	-	-	-	-

Contract owners’ equity at end of period	$1,414,503	751,618	294,949	324,855	86,887	-	9,235	-

CHANGE IN UNITS:
Beginning units	40,344	41,967	25,314	27,759	-	-	-	-
Units purchased	27,233	8,138	4,451	4,764	5,648	-	710	-
Units redeemed	(6,408)	(9,761)	(6,270)	(7,209)	(19)	-	(1)	-

Ending units	61,169	40,344	23,495	25,314	5,629	-	709	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG2		NVMMV1		NVSIXD		SAMY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	1,169	4,155	22,701	12,482	-	4,961
Realized gain (loss) on investments	3,648	-	(42,118)	(51)	55,171	(92,740)	(1)	-
Change in unrealized gain (loss) on investments	-	-	78,474	(6,436)	78,948	361,983	-	-
Reinvested capital gains	-	-	-	-	52,436	54,109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,648	-	37,525	(2,332)	209,256	335,834	(1)	4,961

Equity transactions:
Purchase payments received from contract owners (note 4)	56,374	-	210	1,943	353,883	235,165	18,835,937	20,127,573
Transfers between funds	(59,985)	-	-	-	669,589	405,611	(19,721,801)	(12,674,935)
Redemptions (notes 2, 3, and 4)	(36)	-	(110,670)	(67)	(152,443)	(78,090)	(483,257)	(212,330)
Adjustments to maintain reserves	(1)	-	(1)	1	3	(4)	6	(190)

Net equity transactions	(3,648)	-	(110,461)	1,877	871,032	562,682	(1,369,115)	7,240,118

Net change in contract owners’ equity	-	-	(72,936)	(455)	1,080,288	898,516	(1,369,116)	7,245,079
Contract owners’ equity at beginning of period	-	-	216,625	217,080	1,554,446	655,930	7,853,007	607,928

Contract owners’ equity at end of period	$-	-	143,689	216,625	2,634,734	1,554,446	6,483,891	7,853,007

CHANGE IN UNITS:
Beginning units	-	-	18,749	18,587	85,160	42,912	773,607	60,063
Units purchased	5,809	-	16	171	75,211	56,952	3,119,351	4,658,275
Units redeemed	(5,809)	-	(8,752)	(9)	(34,041)	(14,704)	(3,254,224)	(3,944,731)

Ending units	-	-	10,013	18,749	126,330	85,160	638,734	773,607

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		AMCG		AMRI		AMTB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$80	-	-	-	443	591	13,533	1,620
Realized gain (loss) on investments	22	-	9,325	1,506	7	(38,482)	293	(8,443)
Change in unrealized gain (loss) on investments	898	31	(2,695)	146,641	18,780	12,451	(14,046)	1,622
Reinvested capital gains	468	-	54,850	18,933	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,468	31	61,480	167,080	19,230	(25,440)	(220)	(5,201)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,040	962	3,311	-
Transfers between funds	5,543	4,059	(1,645)	190,468	-	(27,073)	534,065	7,861
Redemptions (notes 2, 3, and 4)	(11)	(1)	(1,799)	(2,445)	(310)	(10,557)	(2,907)	(54,992)
Adjustments to maintain reserves	8	(7)	(6)	7	3	(5)	(5)	4

Net equity transactions	5,540	4,051	(3,450)	188,030	733	(36,673)	534,464	(47,127)

Net change in contract owners’ equity	7,008	4,082	58,030	355,110	19,963	(62,113)	534,244	(52,328)
Contract owners’ equity at beginning of period	4,082	-	466,844	111,734	58,341	120,454	70,319	122,647

Contract owners’ equity at end of period	$11,090	4,082	524,874	466,844	78,304	58,341	604,563	70,319

CHANGE IN UNITS:
Beginning units	287	-	7,650	2,563	2,151	4,325	5,233	9,443
Units purchased	367	288	274	5,199	32	285	40,461	41,838
Units redeemed	(14)	(1)	(312)	(112)	(9)	(2,459)	(1,035)	(46,048)

Ending units	640	287	7,612	7,650	2,174	2,151	44,659	5,233

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NBARMS		NO7TB3		NOTB2		NOTBBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$83	261	1,970	4,653	1,594	5,311	28	180
Realized gain (loss) on investments	857	-	391	(2,327)	11,523	943	-	-
Change in unrealized gain (loss) on investments	2,562	179	30,339	1,185	356	6,393	(220)	5
Reinvested capital gains	1,717	2,151	4,613	6,137	-	3,261	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,219	2,591	37,313	9,648	13,473	15,908	(192)	185

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	71,285	232,458	-	-
Transfers between funds	(10,000)	-	208,578	(9,899)	6,112	10,957	-	524
Redemptions (notes 2, 3, and 4)	-	(2)	(2,557)	(3,621)	(155,513)	(48,222)	-	-
Adjustments to maintain reserves	(3)	3	(4)	4	7	(5)	1	(2)

Net equity transactions	(10,003)	1	206,017	(13,516)	(78,109)	195,188	1	522

Net change in contract owners’ equity	(4,784)	2,592	243,330	(3,868)	(64,636)	211,096	(191)	707
Contract owners’ equity at beginning of period	33,973	31,381	256,674	260,542	211,096	-	8,039	7,332

Contract owners’ equity at end of period	$29,189	33,973	500,004	256,674	146,460	211,096	7,848	8,039

CHANGE IN UNITS:
Beginning units	2,975	2,975	21,073	22,546	13,582	-	721	673
Units purchased	-	-	15,115	-	4,713	16,922	-	48
Units redeemed	(808)	-	(191)	(1,473)	(9,616)	(3,340)	-	-

Ending units	2,167	2,975	35,997	21,073	8,679	13,582	721	721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPDI		NOVPM		PMUBAM		PMVAAA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$101	353	-	10	321	1,407	5,425	1,907
Realized gain (loss) on investments	(25)	(23,326)	-	-	104	(188)	1,324	(891)
Change in unrealized gain (loss) on investments	1,960	10,507	1,806	(559)	(487)	666	301	5,474
Reinvested capital gains	-	-	-	475	271	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,036	(12,466)	1,806	(74)	209	1,885	7,050	6,490

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	15,823
Transfers between funds	-	(37,263)	-	-	-	(3,042)	3,616	(5,542)
Redemptions (notes 2, 3, and 4)	(146)	(112)	-	(1)	(2,660)	(484)	(520)	(454)
Adjustments to maintain reserves	(4)	5	(10)	10	4	(5)	-	1

Net equity transactions	(150)	(37,370)	(10)	9	(2,656)	(3,531)	3,096	9,828

Net change in contract owners’ equity	1,886	(49,836)	1,796	(65)	(2,447)	(1,646)	10,146	16,318
Contract owners’ equity at beginning of period	6,761	56,597	6,098	6,163	17,635	19,281	41,905	25,587

Contract owners’ equity at end of period	$8,647	6,761	7,894	6,098	15,188	17,635	52,051	41,905

CHANGE IN UNITS:
Beginning units	490	3,804	304	304	1,349	1,546	2,025	1,336
Units purchased	-	-	-	-	-	9,274	492	7,815
Units redeemed	(9)	(3,314)	-	-	(202)	(9,471)	(353)	(7,126)

Ending units	481	490	304	304	1,147	1,349	2,164	2,025

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBA		PMVFBA		PMVFHA		PMVGBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21,921	17,635	1,003	-	9,225	32,988	11,507	2,866
Realized gain (loss) on investments	2,877	1,524	(152)	-	1,522	494	(504)	(1,452)
Change in unrealized gain (loss) on investments	(5,109)	45	(1,736)	-	(27,186)	(5,003)	(25,699)	10,528
Reinvested capital gains	-	-	31	-	4,942	-	3,468	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,689	19,204	(854)	-	(11,497)	28,479	(11,228)	11,942

Equity transactions:
Purchase payments received from contract owners (note 4)	21,104	7,155	-	-	56,959	37,177	37,825	-
Transfers between funds	868,863	(22,094)	20,852	-	22,678	(58,254)	231,510	21,227
Redemptions (notes 2, 3, and 4)	(23,738)	(6,466)	(2,728)	-	(10,789)	(5,147)	(6,207)	(2,834)
Adjustments to maintain reserves	(39)	5	2	-	9	(9)	2	-

Net equity transactions	866,190	(21,400)	18,126	-	68,857	(26,233)	263,130	18,393

Net change in contract owners’ equity	885,879	(2,196)	17,272	-	57,360	2,246	251,902	30,335
Contract owners’ equity at beginning of period	330,306	332,502	-	-	552,754	550,508	142,243	111,908

Contract owners’ equity at end of period	$1,216,185	330,306	17,272	-	610,114	552,754	394,145	142,243

CHANGE IN UNITS:
Beginning units	13,712	14,729	-	-	25,207	26,500	7,475	6,476
Units purchased	208,517	123,321	1,334	-	7,608	5,496	15,796	3,279
Units redeemed	(170,414)	(124,338)	(177)	-	(4,437)	(6,789)	(1,660)	(2,280)

Ending units	51,815	13,712	1,157	-	28,378	25,207	21,611	7,475

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVHYA		PMVID		PMVLDA		PMVLGA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$24,974	16,654	115,321	174,771	7,951	16,300	9,805	7,770
Realized gain (loss) on investments	3,538	9,208	21,402	(10,080)	2,752	1,525	(21,185)	26,305
Change in unrealized gain (loss) on investments	(9,789)	1,713	(66,385)	48,486	(25,264)	25,168	(126,967)	(23,208)
Reinvested capital gains	-	-	-	11,514	-	-	132,100	5,088

Net increase (decrease) in contract owners’ equity resulting from operations	18,723	27,575	70,338	224,691	(14,561)	42,993	(6,247)	15,955

Equity transactions:
Purchase payments received from contract owners (note 4)	188,876	5,705	143,426	51,198	209,268	3,565	280,424	-
Transfers between funds	66,790	(65,535)	1,081,974	(488,110)	(4,961)	350,396	1,868	365,369
Redemptions (notes 2, 3, and 4)	(16,835)	(2,195)	(675,782)	(178,982)	(10,057)	(2,345)	(5,511)	(2,548)
Adjustments to maintain reserves	(1)	(17)	(14)	10	-	-	(5)	(15)

Net equity transactions	238,830	(62,042)	549,604	(615,884)	194,250	351,616	276,776	362,806

Net change in contract owners’ equity	257,553	(34,467)	619,942	(391,193)	179,689	394,609	270,529	378,761
Contract owners’ equity at beginning of period	407,484	441,951	3,868,988	4,260,181	1,455,767	1,061,158	508,048	129,287

Contract owners’ equity at end of period	$665,037	407,484	4,488,930	3,868,988	1,635,456	1,455,767	778,577	508,048

CHANGE IN UNITS:
Beginning units	16,783	19,248	292,327	342,844	95,025	71,338	18,377	5,490
Units purchased	74,230	77,515	135,636	42,557	21,702	35,118	14,766	35,486
Units redeemed	(64,582)	(79,980)	(95,430)	(93,074)	(8,974)	(11,431)	(3,566)	(22,599)

Ending units	26,431	16,783	332,533	292,327	107,753	95,025	29,577	18,377

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRRA		PMVRSA		PMVTRA		PVGCBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$72,001	8,920	2,481	1,725	65,661	50,470	48	-
Realized gain (loss) on investments	1,152	29,101	4,814	(4,394)	41,784	13,438	(167)	-
Change in unrealized gain (loss) on investments	4,610	23,375	(1,233)	2,312	(320,752)	92,309	-	-
Reinvested capital gains	-	-	-	-	127,366	27,144	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,763	61,396	6,062	(357)	(85,941)	183,361	(119)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	93,368	1,882	-	-	256,985	2,145,445	-	-
Transfers between funds	350,413	1,000,120	33,028	(6,688)	(804,334)	601,221	122	-
Redemptions (notes 2, 3, and 4)	(90,635)	(4,735)	(584)	(563)	(126,608)	(14,700)	(2)	-
Adjustments to maintain reserves	1	6	(3)	3	(5)	(5)	(1)	-

Net equity transactions	353,147	997,273	32,441	(7,248)	(673,962)	2,731,961	119	-

Net change in contract owners’ equity	430,910	1,058,669	38,503	(7,605)	(759,903)	2,915,322	-	-
Contract owners’ equity at beginning of period	1,366,949	308,280	23,779	31,384	4,628,614	1,713,292	-	-

Contract owners’ equity at end of period	$1,797,859	1,366,949	62,282	23,779	3,868,711	4,628,614	-	-

CHANGE IN UNITS:
Beginning units	71,647	18,051	3,529	4,721	212,965	85,647	-	-
Units purchased	22,432	82,966	11,467	744	60,762	148,370	3,329	-
Units redeemed	(4,832)	(29,370)	(8,064)	(1,936)	(93,443)	(21,052)	(3,329)	-

Ending units	89,247	71,647	6,932	3,529	180,284	212,965	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVGMAA		PVSTA		PROA30		PROBIO
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$52	-	20,242	12,170	-	99	-	8
Realized gain (loss) on investments	(13)	-	(512)	(3,225)	(16,738)	24,084	101	60
Change in unrealized gain (loss) on investments	1,853	-	(19,775)	10,113	(6,298)	(3,723)	12,767	(924)
Reinvested capital gains	-	-	-	-	1,436	906	632	3,155

Net increase (decrease) in contract owners’ equity resulting from operations	1,892	-	(45)	19,058	(21,600)	21,366	13,500	2,299

Equity transactions:
Purchase payments received from contract owners (note 4)	148,603	-	37,815	44,909	-	-	30,278	-
Transfers between funds	-	-	195,275	(421,073)	13,544	(164,727)	36,260	36,921
Redemptions (notes 2, 3, and 4)	(452)	-	(280,537)	(26,525)	(996)	-	(989)	(153)
Adjustments to maintain reserves	(1)	-	6	(7)	1	(3)	6	(5)

Net equity transactions	148,150	-	(47,441)	(402,696)	12,549	(164,730)	65,555	36,763

Net change in contract owners’ equity	150,042	-	(47,486)	(383,638)	(9,051)	(143,364)	79,055	39,062
Contract owners’ equity at beginning of period	-	-	1,014,824	1,398,462	20,170	163,534	39,062	-

Contract owners’ equity at end of period	$150,042	-	967,338	1,014,824	11,119	20,170	118,117	39,062

CHANGE IN UNITS:
Beginning units	-	-	70,484	99,307	1,108	12,177	886	-
Units purchased	8,276	-	88,198	27,387	7,164	2,390	1,468	1,358
Units redeemed	(26)	-	(91,459)	(56,210)	(7,522)	(13,459)	(39)	(472)

Ending units	8,250	-	67,223	70,484	750	1,108	2,315	886

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROBM		PROCG		PROCS		PROE30
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10	-	381	-	-	-	-	-
Realized gain (loss) on investments	83	-	(46)	-	(8)	-	(7)	-
Change in unrealized gain (loss) on investments	127	-	6,978	-	(1,586)	(4,609)	276	-
Reinvested capital gains	82	-	5,401	-	13,795	27,651	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	302	-	12,714	-	12,201	23,042	269	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,104	-	-	-	2,796	-	-	-
Transfers between funds	2,461	-	90,000	-	75,000	10,172	12,747	-
Redemptions (notes 2, 3, and 4)	(32)	-	(634)	-	(1,159)	-	-	-
Adjustments to maintain reserves	-	-	(1)	-	8	(8)	-	-

Net equity transactions	3,533	-	89,365	-	76,645	10,164	12,747	-

Net change in contract owners’ equity	3,835	-	102,079	-	88,846	33,206	13,016	-
Contract owners’ equity at beginning of period	-	-	-	-	101,143	67,937	-	-

Contract owners’ equity at end of period	$3,835	-	102,079	-	189,989	101,143	13,016	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	2,313	1,994	-	-
Units purchased	325	-	2,641	-	1,653	319	822	-
Units redeemed	(163)	-	(19)	-	(24)	-	(36)	-

Ending units	162	-	2,622	-	3,942	2,313	786	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROEM		PROFIN		PROGMM		PROHC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	46	-	-	-	38	8	-
Realized gain (loss) on investments	356	52	(818)	(13,810)	-	-	695	-
Change in unrealized gain (loss) on investments	(18,776)	2,054	1,046	(10,866)	-	-	2,062	69
Reinvested capital gains	-	-	-	-	-	-	1,648	1,139

Net increase (decrease) in contract owners’ equity resulting from operations	(18,420)	2,152	228	(24,676)	-	38	4,413	1,208

Equity transactions:
Purchase payments received from contract owners (note 4)	-	3,582	-	-	-	(2)	-	-
Transfers between funds	88,120	5,420	39,625	(76,545)	(407)	(11,196)	4,440	17,546
Redemptions (notes 2, 3, and 4)	(979)	(726)	(15)	(7)	(28)	(109,157)	(23)	-
Adjustments to maintain reserves	(5)	4	-	2	(1)	2	(19)	18

Net equity transactions	87,136	8,280	39,610	(76,550)	(436)	(120,353)	4,398	17,564

Net change in contract owners’ equity	68,716	10,432	39,838	(101,226)	(436)	(120,315)	8,811	18,772
Contract owners’ equity at beginning of period	18,481	8,049	-	101,226	436	120,751	18,772	-

Contract owners’ equity at end of period	$87,197	18,481	39,838	-	-	436	27,583	18,772

CHANGE IN UNITS:
Beginning units	1,322	730	-	4,082	43	11,915	472	-
Units purchased	6,499	786	2,830	1,177	-	10,729	387	472
Units redeemed	(213)	(194)	(1,573)	(5,259)	(43)	(22,601)	(288)	-

Ending units	7,608	1,322	1,257	-	-	43	571	472

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROIND		PROJP		PROLCG		PROMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	50	-	46	-	-	-	552
Realized gain (loss) on investments	6,416	625	1,244	(3,000)	76,846	81,132	37	(1,644)
Change in unrealized gain (loss) on investments	(4,622)	2,420	(8,401)	(1,414)	(50,165)	(24,803)	12,065	(4,929)
Reinvested capital gains	719	549	6,291	-	84,893	12,894	2,371	17,057

Net increase (decrease) in contract owners’ equity resulting from operations	2,513	3,644	(866)	(4,368)	111,574	69,223	14,473	11,036

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	540	-	-	-	-	-
Transfers between funds	42,928	(1,496)	42,827	(31,237)	285,525	(521,809)	-	(4,747)
Redemptions (notes 2, 3, and 4)	(1,151)	(7,075)	(1,262)	(772)	(13,262)	(6,326)	(609)	(452)
Adjustments to maintain reserves	13	(13)	8	(8)	4	(4)	(6)	6

Net equity transactions	41,790	(8,584)	42,113	(32,017)	272,267	(528,139)	(615)	(5,193)

Net change in contract owners’ equity	44,303	(4,940)	41,247	(36,385)	383,841	(458,916)	13,858	5,843
Contract owners’ equity at beginning of period	24,954	29,894	31,671	68,056	580,747	1,039,663	65,324	59,481

Contract owners’ equity at end of period	$69,257	24,954	72,918	31,671	964,588	580,747	79,182	65,324

CHANGE IN UNITS:
Beginning units	755	1,056	1,468	3,657	13,824	32,402	2,504	2,525
Units purchased	1,801	-	2,170	613	35,492	39,109	-	4,299
Units redeemed	(756)	(301)	(385)	(2,802)	(31,635)	(57,687)	(20)	(4,320)

Ending units	1,800	755	3,253	1,468	17,681	13,824	2,484	2,504

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROMCV		PRON		PRONET		PROOG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11	364	-	-	-	-	-	-
Realized gain (loss) on investments	23,096	(3,635)	20,048	8,521	6,118	42,533	1,436	1,903
Change in unrealized gain (loss) on investments	3,045	(3,646)	(16,686)	14,947	(44,738)	40,807	-	-
Reinvested capital gains	-	7,285	8,050	3,824	54,586	85,029	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,152	368	11,412	27,292	15,966	168,369	1,436	1,903

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	(50)	-	-	-	-
Transfers between funds	(126,559)	(19,455)	(165,126)	114,735	(29,451)	65,189	(1,436)	(1,784)
Redemptions (notes 2, 3, and 4)	(337)	(28)	(1,983)	(10,289)	(2,537)	(1,969)	-	(119)
Adjustments to maintain reserves	9	(9)	23	(22)	(25)	25	-	-

Net equity transactions	(126,887)	(19,492)	(167,086)	104,374	(32,013)	63,245	(1,436)	(1,903)

Net change in contract owners’ equity	(100,735)	(19,124)	(155,674)	131,666	(16,047)	231,614	-	-
Contract owners’ equity at beginning of period	105,316	124,440	178,594	46,928	368,633	137,019	-	-

Contract owners’ equity at end of period	$4,581	105,316	22,920	178,594	352,586	368,633	-	-

CHANGE IN UNITS:
Beginning units	4,368	5,280	3,035	1,161	6,421	3,600	-	-
Units purchased	149	-	-	4,408	693	14,396	4,913	4,523
Units redeemed	(4,369)	(912)	(2,723)	(2,534)	(1,282)	(11,575)	(4,913)	(4,523)

Ending units	148	4,368	312	3,035	5,832	6,421	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROPM		PRORE		PRORRO		PROSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	67	-	60	-	-	-	28
Realized gain (loss) on investments	(10,855)	158,186	(351)	(801)	55	-	945	1,304
Change in unrealized gain (loss) on investments	7,059	(91,240)	-	(352)	-	-	4,076	7,813
Reinvested capital gains	-	-	-	211	-	-	3,681	1,772

Net increase (decrease) in contract owners’ equity resulting from operations	(3,796)	67,013	(351)	(882)	55	-	8,702	10,917

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	4,360	(412,641)	351	(7,090)	(39)	-	44,759	(5,315)
Redemptions (notes 2, 3, and 4)	(1,223)	(1,719)	-	-	(16)	-	(799)	(418)
Adjustments to maintain reserves	(4)	1	-	-	-	-	14	(13)

Net equity transactions	3,133	(414,359)	351	(7,090)	(55)	-	43,974	(5,746)

Net change in contract owners’ equity	(663)	(347,346)	-	(7,972)	-	-	52,676	5,171
Contract owners’ equity at beginning of period	35,679	383,025	-	7,972	-	-	47,548	42,377

Contract owners’ equity at end of period	$35,016	35,679	-	-	-	-	100,224	47,548

CHANGE IN UNITS:
Beginning units	5,114	68,134	-	352	-	-	1,818	1,897
Units purchased	17,104	18,788	2,045	-	1,523	-	1,708	463
Units redeemed	(16,706)	(81,808)	(2,045)	(352)	(1,523)	-	(131)	(542)

Ending units	5,512	5,114	-	-	-	-	3,395	1,818

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROSCG		PROSCN		PROSCV		PROTEC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	377	14	4	-	-
Realized gain (loss) on investments	3,449	(420)	45,439	-	4,426	(549)	168	2,618
Change in unrealized gain (loss) on investments	(1,766)	470	(12,529)	37,374	(212)	(3,415)	1,809	(1,085)
Reinvested capital gains	1,548	1,975	10,403	7,330	-	1,815	711	1,048

Net increase (decrease) in contract owners’ equity resulting from operations	3,231	2,025	43,313	45,081	4,228	(2,145)	2,688	2,581

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(13,103)	-	(7,005)	10,172	(17,754)	(10,728)	20,892	(11,294)
Redemptions (notes 2, 3, and 4)	(2,711)	(2,258)	(1,087)	-	(2,672)	(2,174)	(93)	-
Adjustments to maintain reserves	(6)	5	(4)	2	(6)	6	-	-

Net equity transactions	(15,820)	(2,253)	(8,096)	10,174	(20,432)	(12,896)	20,799	(11,294)

Net change in contract owners’ equity	(12,589)	(228)	35,217	55,255	(16,204)	(15,041)	23,487	(8,713)
Contract owners’ equity at beginning of period	18,128	18,356	143,789	88,534	16,204	31,245	-	8,713

Contract owners’ equity at end of period	$5,539	18,128	179,006	143,789	-	16,204	23,487	-

CHANGE IN UNITS:
Beginning units	546	649	2,512	2,240	692	1,349	-	229
Units purchased	139	-	4,410	272	-	-	338	122
Units redeemed	(547)	(103)	(4,816)	-	(692)	(657)	(22)	(351)

Ending units	138	546	2,106	2,512	-	692	316	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROUB		PROUMC		PROUN		PROUSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	6,038	-	8	-	8,069	3,053	5	1,175
Change in unrealized gain (loss) on investments	33,944	-	46	-	30,908	-	(3)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,982	-	54	-	38,977	3,053	2	1,175

Equity transactions:
Purchase payments received from contract owners (note 4)	140,212	-	-	-	63,981	-	-	-
Transfers between funds	(26,036)	-	457	-	81,955	(1,356)	467	(1,175)
Redemptions (notes 2, 3, and 4)	(2,722)	-	(1)	-	(2,812)	(1,696)	(1)	-
Adjustments to maintain reserves	-	-	-	-	(1)	(1)	-	-

Net equity transactions	111,454	-	456	-	143,123	(3,053)	466	(1,175)

Net change in contract owners’ equity	151,436	-	510	-	182,100	-	468	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$151,436	-	510	-	182,100	-	468	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,605	-	10	-	596	1,264	11	876
Units redeemed	(294)	-	(3)	-	(97)	(1,264)	(3)	(876)

Ending units	1,311	-	7	-	499	-	8	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROUSN		PROUTL		PVDIB		PVEIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	293	247	3,408	7,305	11,187
Realized gain (loss) on investments	(17,402)	-	(5,312)	522	(120)	(893)	34,770	(37,668)
Change in unrealized gain (loss) on investments	-	-	5,040	(5,192)	(2,787)	(3,381)	90,335	(12,072)
Reinvested capital gains	-	-	-	4,091	-	-	22,744	45,044

Net increase (decrease) in contract owners’ equity resulting from operations	(17,402)	-	(272)	(286)	(2,660)	(866)	155,154	6,491

Equity transactions:
Purchase payments received from contract owners (note 4)	83,404	-	-	-	-	-	2,067	27,004
Transfers between funds	(65,954)	-	(18,918)	(183)	-	(7,197)	8,808	(92,868)
Redemptions (notes 2, 3, and 4)	(46)	-	-	(3)	(1,482)	(550)	(195,240)	(5,357)
Adjustments to maintain reserves	(2)	-	6	(6)	(2)	2	(1)	40

Net equity transactions	17,402	-	(18,912)	(192)	(1,484)	(7,745)	(184,366)	(71,181)

Net change in contract owners’ equity	-	-	(19,184)	(478)	(4,144)	(8,611)	(29,212)	(64,690)
Contract owners’ equity at beginning of period	-	-	19,184	19,662	39,429	48,040	694,820	759,510

Contract owners’ equity at end of period	$-	-	-	19,184	35,285	39,429	665,608	694,820

CHANGE IN UNITS:
Beginning units	-	-	734	734	2,793	3,372	22,043	25,493
Units purchased	1,458,595	-	-	254	-	-	3,750	6,280
Units redeemed	(1,458,595)	-	(734)	(254)	(107)	(579)	(9,206)	(9,730)

Ending units	-	-	-	734	2,686	2,793	16,587	22,043

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVHYB		PVIB		PVNOB		RWMVN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,876	-	7,690	22,347	5	-	211	330
Realized gain (loss) on investments	1,980	11,852	(49,976)	1,136	428	6	-	-
Change in unrealized gain (loss) on investments	3,306	(350)	(4,332)	(333)	2,414	245	28	546
Reinvested capital gains	-	-	25,783	4,147	326	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,162	11,502	(20,835)	27,297	3,173	251	239	876

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	46,323	227,359	-	-	-	-
Transfers between funds	289,941	25,360	(512,655)	4,934	20,717	3,204	-	1,836
Redemptions (notes 2, 3, and 4)	(2,378)	(83)	(2,907)	(3,899)	(931)	(131)	-	-
Adjustments to maintain reserves	8	(8)	(6)	5	(5)	4	(6)	5

Net equity transactions	287,571	25,269	(469,245)	228,399	19,781	3,077	(6)	1,841

Net change in contract owners’ equity	306,733	36,771	(490,080)	255,696	22,954	3,328	233	2,717
Contract owners’ equity at beginning of period	106,731	69,960	576,493	320,797	3,328	-	8,951	6,234

Contract owners’ equity at end of period	$413,464	106,731	86,413	576,493	26,282	3,328	9,184	8,951

CHANGE IN UNITS:
Beginning units	6,032	4,160	36,216	21,307	237	-	687	528
Units purchased	111,588	125,097	7,077	17,466	1,437	246	-	159
Units redeemed	(95,360)	(123,225)	(37,604)	(2,557)	(159)	(9)	-	-

Ending units	22,260	6,032	5,689	36,216	1,515	237	687	687

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ROCMC		ROCSC		TRBCG2		TREI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	5,585	916	-	-	4,715	1,471
Realized gain (loss) on investments	14,406	38	3,664	(32,378)	187,394	111,619	9,036	(2,207)
Change in unrealized gain (loss) on investments	21,893	27,305	53,719	(7,588)	(51,337)	703,696	3,298	2,503
Reinvested capital gains	6,328	1,936	-	1,668	480,552	117,572	29,114	1,999

Net increase (decrease) in contract owners’ equity resulting from operations	42,627	29,279	62,968	(37,382)	616,609	932,887	46,163	3,766

Equity transactions:
Purchase payments received from contract owners (note 4)	22,855	-	30,356	3,361	218,922	229,072	289,574	10,396
Transfers between funds	(46,144)	1,961	201,595	(29,668)	235,036	588,887	(7,937)	2,425
Redemptions (notes 2, 3, and 4)	(970)	(1,831)	(9,688)	(30,947)	(379,147)	(51,532)	(4,966)	(2,727)
Adjustments to maintain reserves	13	(11)	(5)	5	16	46	(11)	10

Net equity transactions	(24,246)	119	222,258	(57,249)	74,827	766,473	276,660	10,104

Net change in contract owners’ equity	18,381	29,398	285,226	(94,631)	691,436	1,699,360	322,823	13,870
Contract owners’ equity at beginning of period	150,554	121,156	99,465	194,096	3,629,654	1,930,294	93,926	80,056

Contract owners’ equity at end of period	$168,935	150,554	384,691	99,465	4,321,090	3,629,654	416,749	93,926

CHANGE IN UNITS:
Beginning units	5,109	5,090	3,827	6,934	66,003	47,006	3,814	3,282
Units purchased	599	119	9,572	597	11,081	42,929	11,947	1,543
Units redeemed	(1,297)	(100)	(1,909)	(3,704)	(10,114)	(23,932)	(2,246)	(1,011)

Ending units	4,411	5,109	11,490	3,827	66,970	66,003	13,515	3,814

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHS2		TRLT2		TPVSGP		VVGGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	4,301	6,893	155	85	1,162	2,364
Realized gain (loss) on investments	81,200	97,808	1,001	12,071	23	(4)	(6,886)	13,570
Change in unrealized gain (loss) on investments	(23,847)	122,824	(8,972)	(1,314)	1,891	630	51	(2,950)
Reinvested capital gains	76,274	53,326	2,753	-	160	784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,627	273,958	(917)	17,650	2,229	1,495	(5,673)	12,984

Equity transactions:
Purchase payments received from contract owners (note 4)	202,793	81,204	961	3,834	-	-	24,884	(993)
Transfers between funds	6,570	245,934	112,098	(376,276)	-	-	(15,315)	19,032
Redemptions (notes 2, 3, and 4)	(72,947)	(43,138)	(20,414)	(14,294)	(177)	(149)	(118)	(253)
Adjustments to maintain reserves	(38)	35	(6)	-	(4)	5	(3)	2

Net equity transactions	136,378	284,035	92,639	(386,736)	(181)	(144)	9,448	17,788

Net change in contract owners’ equity	270,005	557,993	91,722	(369,086)	2,048	1,351	3,775	30,772
Contract owners’ equity at beginning of period	934,142	376,149	360,611	729,697	17,871	16,520	30,772	-

Contract owners’ equity at end of period	$1,204,147	934,142	452,333	360,611	19,919	17,871	34,547	30,772

CHANGE IN UNITS:
Beginning units	11,248	5,855	26,787	56,621	1,007	1,016	2,107	-
Units purchased	4,262	11,742	8,527	6,303	-	-	3,389	26,529
Units redeemed	(2,660)	(6,349)	(1,671)	(36,137)	(9)	(9)	(2,745)	(24,422)

Ending units	12,850	11,248	33,643	26,787	998	1,007	2,751	2,107

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$388	498	5,569	9,534	429	67	74,993	96,937
Realized gain (loss) on investments	65	(885)	1,391	(4,344)	91	(6)	14,262	2,980
Change in unrealized gain (loss) on investments	(472)	212	(93,449)	72,469	14,150	11,943	556,831	149,700
Reinvested capital gains	-	-	13,598	14,319	-	-	244,211	131,340

Net increase (decrease) in contract owners’ equity resulting from operations	(19)	(175)	(72,891)	91,978	14,670	12,004	890,297	380,957

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	540	10,737	-	-	324,040	164,947
Transfers between funds	13,796	1,480	32,613	36,497	9,450	57,594	441,040	(257,544)
Redemptions (notes 2, 3, and 4)	(219)	(2)	(16,827)	(5,847)	(2,325)	(41)	(63,281)	(373,836)
Adjustments to maintain reserves	(3)	5	14	61	(3)	4	(4)	4

Net equity transactions	13,574	1,483	16,340	41,448	7,122	57,557	701,795	(466,429)

Net change in contract owners’ equity	13,555	1,308	(56,551)	133,426	21,792	69,561	1,592,092	(85,472)
Contract owners’ equity at beginning of period	7,658	6,350	582,066	448,640	77,562	8,001	4,491,866	4,577,338

Contract owners’ equity at end of period	$21,213	7,658	525,515	582,066	99,354	77,562	6,083,958	4,491,866

CHANGE IN UNITS:
Beginning units	455	411	14,944	13,505	3,830	471	249,204	280,365
Units purchased	7,606	1,887	2,404	4,789	397	3,361	40,790	94,439
Units redeemed	(6,747)	(1,843)	(2,039)	(3,350)	(101)	(2)	(5,682)	(125,600)

Ending units	1,314	455	15,309	14,944	4,126	3,830	284,312	249,204

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVCA		VVCG		VVDV		VVEI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,783	1,907	7,025	13,654	9,587	7,033	52,856	53,127
Realized gain (loss) on investments	1,336	281	225,444	21,224	(1,185)	(41,648)	15,599	(70,886)
Change in unrealized gain (loss) on investments	6,695	45,624	(8,379)	194,065	300,639	182,704	585,782	(16,858)
Reinvested capital gains	18,631	1,656	79,838	36,007	17,860	56,158	56,483	73,203

Net increase (decrease) in contract owners’ equity resulting from operations	33,445	49,468	303,928	264,950	326,901	204,247	710,720	38,586

Equity transactions:
Purchase payments received from contract owners (note 4)	551,065	28,959	338,431	8,346	46,830	-	212,101	287,479
Transfers between funds	81,323	359,172	510,389	153,536	344,478	459,119	461,908	(200,952)
Redemptions (notes 2, 3, and 4)	(11,283)	(7,943)	(650,520)	(29,742)	(19,133)	(29,298)	(179,308)	(52,551)
Adjustments to maintain reserves	(3)	2	9	(8)	1	(1)	(6)	7

Net equity transactions	621,102	380,190	198,309	132,132	372,176	429,820	494,695	33,983

Net change in contract owners’ equity	654,547	429,658	502,237	397,082	699,077	634,067	1,205,415	72,569
Contract owners’ equity at beginning of period	523,652	93,994	1,650,446	1,253,364	1,012,630	378,563	2,445,307	2,372,738

Contract owners’ equity at end of period	$1,178,199	523,652	2,152,683	1,650,446	1,711,707	1,012,630	3,650,722	2,445,307

CHANGE IN UNITS:
Beginning units	43,888	8,780	65,756	58,515	58,697	24,467	134,596	134,508
Units purchased	50,617	35,830	34,313	17,080	20,804	41,994	42,990	43,745
Units redeemed	(1,105)	(722)	(29,327)	(9,839)	(3,261)	(7,764)	(16,848)	(43,657)

Ending units	93,400	43,888	70,742	65,756	76,240	58,697	160,738	134,596

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVEIX		VVG		VVGBI		VVHGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$60,112	60,372	(9,237)	562	1,184	1,703	199,027	206,692
Realized gain (loss) on investments	378,999	268,986	108,856	16,690	189	328	60,359	90,473
Change in unrealized gain (loss) on investments	1,046,263	575,939	267,022	702,806	(9,325)	6,109	(600,198)	357,698
Reinvested capital gains	232,164	84,587	327,298	83,579	2,665	499	92,860	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,717,538	989,884	693,939	803,637	(5,287)	8,639	(247,952)	654,863

Equity transactions:
Purchase payments received from contract owners (note 4)	1,433,195	408,923	1,408,261	288,854	660,427	34,874	3,601,634	1,931,637
Transfers between funds	592,501	341,810	944,443	681,610	679,233	32,701	2,022,012	886,430
Redemptions (notes 2, 3, and 4)	(428,895)	(190,754)	(140,064)	(129,417)	(30,752)	(2,309)	(401,446)	(459,919)
Adjustments to maintain reserves	(6)	49	(5)	20	(3)	3	2	38

Net equity transactions	1,596,795	560,028	2,212,635	841,067	1,308,905	65,269	5,222,202	2,358,186

Net change in contract owners’ equity	3,314,333	1,549,912	2,906,574	1,644,704	1,303,618	73,908	4,974,250	3,013,049
Contract owners’ equity at beginning of period	5,691,196	4,141,284	3,003,291	1,358,587	207,839	133,931	11,399,355	8,386,306

Contract owners’ equity at end of period	$9,005,529	5,691,196	5,909,865	3,003,291	1,511,457	207,839	16,373,605	11,399,355

CHANGE IN UNITS:
Beginning units	249,388	213,966	99,693	64,371	18,597	12,751	883,298	697,348
Units purchased	103,742	110,647	80,634	52,570	124,088	6,472	545,261	341,021
Units redeemed	(45,381)	(75,225)	(13,464)	(17,248)	(4,562)	(626)	(134,428)	(155,071)

Ending units	307,749	249,388	166,863	99,693	138,123	18,597	1,294,131	883,298

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVHYB		VVI		VVMA		VVMCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$63,828	72,678	463	45,123	1,073	-	26,435	23,313
Realized gain (loss) on investments	15,395	(23,118)	550,521	51,119	(8)	-	39,373	(30,995)
Change in unrealized gain (loss) on investments	(5,891)	7,036	(1,189,736)	2,336,009	4,144	-	529,367	255,074
Reinvested capital gains	-	-	492,856	105,825	3,227	-	218,085	105,097

Net increase (decrease) in contract owners’ equity resulting from operations	73,332	56,596	(145,896)	2,538,076	8,436	-	813,260	352,489

Equity transactions:
Purchase payments received from contract owners (note 4)	955,066	236,473	648,764	527,465	14,164	-	1,259,532	418,878
Transfers between funds	370,165	(162,295)	936,520	270,271	134,795	-	1,022,629	163,866
Redemptions (notes 2, 3, and 4)	(131,220)	(74,463)	(896,694)	(344,838)	(923)	-	(143,634)	(110,490)
Adjustments to maintain reserves	5	(4)	(1)	(5)	-	-	1	26

Net equity transactions	1,194,016	(289)	688,589	452,893	148,036	-	2,138,528	472,280

Net change in contract owners’ equity	1,267,348	56,307	542,693	2,990,969	156,472	-	2,951,788	824,769
Contract owners’ equity at beginning of period	1,571,229	1,514,922	7,457,143	4,466,174	-	-	2,570,194	1,745,425

Contract owners’ equity at end of period	$2,838,577	1,571,229	7,999,836	7,457,143	156,472	-	5,521,982	2,570,194

CHANGE IN UNITS:
Beginning units	109,880	111,672	307,941	289,901	-	-	125,429	100,321
Units purchased	107,959	48,554	99,948	90,016	11,701	-	107,260	47,012
Units redeemed	(25,894)	(50,346)	(71,524)	(71,976)	(71)	-	(15,446)	(21,904)

Ending units	191,945	109,880	336,365	307,941	11,630	-	217,243	125,429

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVREI		VVSCG		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$24,272	28,179	887	2,058	158,425	117,713	20,360	5,921
Realized gain (loss) on investments	62,894	(24,298)	2,674	(55,651)	12,167	15,217	4,555	4,883
Change in unrealized gain (loss) on investments	452,737	(94,579)	54,807	89,802	(287,602)	157,345	89,380	158,349
Reinvested capital gains	38,239	19,716	35,154	49,730	44,661	-	12,961	2,081

Net increase (decrease) in contract owners’ equity resulting from operations	578,142	(70,982)	93,522	85,939	(72,349)	290,275	127,256	171,234

Equity transactions:
Purchase payments received from contract owners (note 4)	433,452	22,529	-	-	885,863	1,378,544	2,233,494	176,613
Transfers between funds	305,760	37,501	6,787	(97,746)	1,777,295	2,120,007	1,561,793	578,336
Redemptions (notes 2, 3, and 4)	(216,163)	(14,845)	(17,564)	(14,627)	(159,526)	(162,496)	(16,518)	(4,954)
Adjustments to maintain reserves	3	4	5	(8)	5	(1)	5	(14)

Net equity transactions	523,052	45,189	(10,772)	(112,381)	2,503,637	3,336,054	3,778,774	749,981

Net change in contract owners’ equity	1,101,194	(25,793)	82,750	(26,442)	2,431,288	3,626,329	3,906,030	921,215
Contract owners’ equity at beginning of period	1,309,328	1,335,121	672,563	699,005	8,073,782	4,447,453	1,187,708	266,493

Contract owners’ equity at end of period	$2,410,522	1,309,328	755,313	672,563	10,505,070	8,073,782	5,093,738	1,187,708

CHANGE IN UNITS:
Beginning units	76,388	73,928	32,639	41,682	676,311	392,036	99,497	24,759
Units purchased	61,289	25,524	345	1,170	294,896	339,490	301,110	79,725
Units redeemed	(37,121)	(23,064)	(811)	(10,213)	(85,017)	(55,215)	(6,442)	(4,987)

Ending units	100,556	76,388	32,173	32,639	886,190	676,311	394,165	99,497

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		VRVDRA		VRVNMA		SVDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$99,656	79,651	1,811	1,246	6,979	16,166	-	-
Realized gain (loss) on investments	227,121	216,069	4,385	(1,058)	15,692	(20,828)	10,428	3,234
Change in unrealized gain (loss) on investments	1,854,864	1,033,506	42,753	(2,695)	(19,477)	16,957	(52,709)	104,943
Reinvested capital gains	562,294	188,005	4,894	1,962	-	-	24,644	20,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,743,935	1,517,231	53,843	(545)	3,194	12,295	(17,637)	128,387

Equity transactions:
Purchase payments received from contract owners (note 4)	2,955,119	1,105,541	-	-	40,391	135,100	40,000	-
Transfers between funds	1,691,627	1,060,963	195,107	7,470	(240,606)	724	(6,317)	(53,292)
Redemptions (notes 2, 3, and 4)	(513,609)	(709,180)	(2,685)	(710)	(3,211)	(4,299)	(14,684)	(5,616)
Adjustments to maintain reserves	(8)	58	(4)	5	(6)	5	36	(36)

Net equity transactions	4,133,129	1,457,382	192,418	6,765	(203,432)	131,530	19,035	(58,944)

Net change in contract owners’ equity	6,877,064	2,974,613	246,261	6,220	(200,238)	143,825	1,398	69,443
Contract owners’ equity at beginning of period	9,391,600	6,416,987	115,126	108,906	502,207	358,382	311,723	242,280

Contract owners’ equity at end of period	$16,268,664	9,391,600	361,387	115,126	301,969	502,207	313,121	311,723

CHANGE IN UNITS:
Beginning units	416,367	342,110	5,113	4,762	31,634	24,049	3,460	4,374
Units purchased	200,740	197,763	9,464	494	9,378	23,960	669	219
Units redeemed	(41,594)	(123,506)	(3,615)	(143)	(22,193)	(16,375)	(469)	(1,133)

Ending units	575,513	416,367	10,962	5,113	18,819	31,634	3,660	3,460

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MGRFV		DVIV		ARLPE3		CLVQF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	1,900	-	-	-	4,370
Realized gain (loss) on investments	821	(172)	-	(23,398)	-	61	-	(11,168)
Change in unrealized gain (loss) on investments	(37,903)	29,984	-	(5,620)	-	(113)	-	11,277
Reinvested capital gains	36,715	1,180	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(367)	30,992	-	(27,118)	-	(52)	-	4,479

Equity transactions:
Purchase payments received from contract owners (note 4)	15,000	-	-	4,473	-	-	-	-
Transfers between funds	328,170	101,572	-	(76,348)	-	(2,226)	-	(153,196)
Redemptions (notes 2, 3, and 4)	(11,322)	(1,201)	-	(1,213)	-	(2)	-	(3)
Adjustments to maintain reserves	5	(5)	-	-	-	-	-	-

Net equity transactions	331,853	100,366	-	(73,088)	-	(2,228)	-	(153,199)

Net change in contract owners’ equity	331,486	131,358	-	(100,206)	-	(2,280)	-	(148,720)
Contract owners’ equity at beginning of period	461,133	329,775	-	100,206	-	2,280	-	148,720

Contract owners’ equity at end of period	$792,619	461,133	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	32,198	24,725	-	6,226	-	149	-	17,849
Units purchased	23,346	8,307	-	392	-	-	-	-
Units redeemed	(793)	(834)	-	(6,618)	-	(149)	-	(17,849)

Ending units	54,751	32,198	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZRGDM		NVFIY		NVDCAP		NVLCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	(26)	-	-	-	872
Realized gain (loss) on investments	-	(2,525)	-	410	-	(6,966)	-	(5,304)
Change in unrealized gain (loss) on investments	-	(7,048)	-	-	-	-	-	(5,926)
Reinvested capital gains	-	-	-	-	-	-	-	3,100

Net increase (decrease) in contract owners’ equity resulting from operations	-	(9,573)	-	384	-	(6,966)	-	(7,258)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(59,197)	-	224	-	6,986	-	(238,491)
Redemptions (notes 2, 3, and 4)	-	-	-	(608)	-	(20)	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	(2)

Net equity transactions	-	(59,197)	-	(384)	-	6,966	-	(238,493)

Net change in contract owners’ equity	-	(68,770)	-	-	-	-	-	(245,751)
Contract owners’ equity at beginning of period	-	68,770	-	-	-	-	-	245,751

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	3,947	-	-	-	-	-	20,417
Units purchased	-	-	-	14,271	-	23,849	-	-
Units redeemed	-	(3,947)	-	(14,271)	-	(23,849)	-	(20,417)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVAAAD		PROBL		PROTEL		PROGVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	2,092	-	-	-	-	-	-
Realized gain (loss) on investments	-	(41,461)	-	926	-	(2,119)	-	(2,968)
Change in unrealized gain (loss) on investments	-	6,342	-	-	-	1,815	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(33,027)	-	926	-	(304)	-	(2,968)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(181,640)	-	(922)	-	(10,712)	-	2,968
Redemptions (notes 2, 3, and 4)	-	(367)	-	(4)	-	(10)	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(182,007)	-	(926)	-	(10,722)	-	2,968

Net change in contract owners’ equity	-	(215,034)	-	-	-	(11,026)	-	-
Contract owners’ equity at beginning of period	-	215,034	-	-	-	11,026	-	-

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	20,631	-	-	-	664	-	-
Units purchased	-	580	-	3,190	-	-	-	3,528
Units redeemed	-	(21,211)	-	(3,190)	-	(664)	-	(3,528)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVAGIB		VRVDIA		GVR2XS		RSRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	8,661	-	-	-	-	-	-
Realized gain (loss) on investments	-	(2,692)	-	4,212	-	4,888	-	(7,949)
Change in unrealized gain (loss) on investments	-	(10,343)	-	-	-	-	-	3,867
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,374)	-	4,212	-	4,888	-	(4,082)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(128,516)	-	(3,888)	-	(4,888)	-	(31,087)
Redemptions (notes 2, 3, and 4)	-	(488)	-	(324)	-	-	-	(210)
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(129,004)	-	(4,212)	-	(4,888)	-	(31,297)

Net change in contract owners’ equity	-	(133,378)	-	-	-	-	-	(35,379)
Contract owners’ equity at beginning of period	-	133,378	-	-	-	-	-	35,379

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	10,522	-	-	-	-	-	2,041
Units purchased	-	437	-	3,013	-	13,527	-	258
Units redeemed	-	(10,959)	-	(3,013)	-	(13,527)	-	(2,299)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RCPF		RINF		RVISC		SBLJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	(12,934)	-	18,230	-	(4,321)	-	(1,075)
Change in unrealized gain (loss) on investments	-	(29,588)	-	-	-	-	-	(1,822)
Reinvested capital gains	-	-	-	951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(42,522)	-	19,181	-	(4,321)	-	(2,897)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(301,589)	-	(19,017)	-	4,321	-	(481)
Redemptions (notes 2, 3, and 4)	-	(30)	-	(165)	-	-	-	(12,718)
Adjustments to maintain reserves	-	-	-	1	-	-	-	-

Net equity transactions	-	(301,619)	-	(19,181)	-	4,321	-	(13,199)

Net change in contract owners’ equity	-	(344,141)	-	-	-	-	-	(16,096)
Contract owners’ equity at beginning of period	-	344,141	-	-	-	-	-	16,096

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	10,110	-	-	-	-	-	555
Units purchased	-	-	-	3,915	-	56,936	-	-
Units redeemed	-	(10,110)	-	(3,915)	-	(56,936)	-	(555)

Ending units	-	-	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life of New York Annuity Account 1 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company of New York (the Company) on June 20, 2014. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)*

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)*

AB Global Thematic Growth Cl B (ABTGB)*

AB Dynamic Asset Allocation Class B (ALVDAB)*

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)*

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Washington Mutual Investors Class 4 (AMVBC4)

American Funds The Bond Fund of America Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Capitalization Class 4 (AMVGS4)

American Funds Capital World Growth and Income Class 4 (AMVGW4)

American Funds American High-Income Trust Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World Class 4 (AMVNW4)

American Funds U.S. Government Securities Class 4 (AMVUA4)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)*

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)*

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value Class 1 (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value Class 1 (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Energy Service Class 2 (FNRS2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas Variable (FEOVF)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)*

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)*

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)*

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)*

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)*

Guggenheim Rydex Energy Services (RESF)*

Guggenheim Rydex Financial Services (RFSF)*

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)*

Guggenheim Rydex Internet (RINF)*

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)*

Guggenheim Rydex Japan 2X Strategy (RLCJ)*

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)*

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)*

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)*

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)*

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)*

Guggenheim Rydex Utilities (RUTL)*

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)*

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)*

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)*

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)*

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)*

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)*

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)*

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)*

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)*

Guggenheim Var Ser High Yield Ser P (SBLP)*

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Core Equity I (AVGI)*

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Main Street Mid Cap II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco V.I. Main Street II (OVGIS)

Invesco V.I. Global II (OVGSS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco V.I. Global Strategic Income II (OVSBS)*

Invesco V.I. Core Bond II (OVTRBS)

IVY VIP

Delaware Ivy VIP Asset Strategy - Class 2 (WRASP)

Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP)

Delaware Ivy VIP Balanced - Class 2 (WRBP)

Delaware Ivy VIP Energy - Class 2 (WRENG)*

Delaware Ivy VIP Global Bond - Class 2 (WRGBP)

Delaware Ivy VIP Natural Resources - Class 2 (WRGNR)

Delaware Ivy VIP High Income - Class 2 (WRHIP)

Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP)

Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)

Delaware Ivy VIP Science and Technology - Class 2 (WRSTP)

Delaware Ivy VIP Value - Class 2 (WRVP)

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson U.S. Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)*

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture VC (LOVBD)

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)*

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS VIT Growth Series - Service (MEGSS)

MFS VIT New Discovery Series - Service (MNDSC)

MFS VIT Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)*

NVIT Bond Index - Class Y (NVBXD)

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)*

NVIT iShares ETF Fixed Income Fund Y (NVFIY)*

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT Investor Destinations Moderate Class P (NVIDMP)*

NVIT Columbia Overseas Value Class X (NVMIVX)

NVIT Allspring Discovery II (NVMMG2)*

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

NVIT BNY Mellon Sustainable U.S. Equity I (NVNSR1)*

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Government Money Market - Class Y (SAMY)

NVIT AQR Large Cap Defensive Style Class 1 (TRF)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)*

Neuberger Berman AMT Short Duration Bond I (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)*

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)*

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)*

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)*

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)*

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)*

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)*

Ntrn Lts Probabilities Class 1 (NOVPB1)*

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)*

PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY)*

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)*

ProFunds VP Basic Materials (PROBM)

ProFunds VP Banks (PROBNK)*

ProFunds VP Bear (PROBR)*

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)*

ProFunds VP Government Money Market (PROGMM)*

ProFunds VP U.S. Government Plus (PROGVP)*

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)*

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)*

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)*

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)*

ProFunds VP Pharmaceuticals (PROPHR)*

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)*

ProFunds VP Rising Rates Opportunity (PRORRO)*

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)*

ProFunds VP Short Emerging Markets (PROSEM)*

ProFunds VP Short International (PROSIN)*

ProFunds VP Short Mid-Cap (PROSMC)*

ProFunds VP Short NASDAQ-100 (PROSN)*

ProFunds VP Short Small-Cap (PROSSC)*

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)*

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)*

ProFunds VP Utilities (PROUTL)*

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)*

Putnam VT Multi Asset Absolute Return Cl IB (PVAR5B)*

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Large Cap Value Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

Putnam VT International Value Class IB (PVIGIB)*

Putnam VT Sustainable Leaders Class IB (PVNOB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)*

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV)*

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)*

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Growth - Class A (VRVDIA)*

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF)

Allspring VT Opportunity - Class 2 (SVOF)*

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020,

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
NVIT Columbia Overseas Value Class X (NVMIVX)	11/24/2021
American Century VP Large Company Value I (ACVLVI)	10/25/2021
Invesco V.I. Growth and Income I (ACGI)	8/25/2021
NVIT iShares ETF Global Equity Fund Y (NVGEY)	6/16/2021
NVIT Allspring Discovery II (NVMMG2)	5/17/2021
ProFunds VP UltraShort NASDAQ-100 (PROUSN)	5/17/2021
ProFunds VP Consumer Goods (PROCG)	4/30/2021
Guggenheim Rydex Commodities Strategy (RVCMD)	4/27/2021
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)	4/21/2021
Amundi Pioneer High Yield VCT Class II (PIHYB2)	4/1/2021
Vanguard VIF Moderate Allocation (VVMA)	3/15/2021
Fidelity VIP Energy Service Class 2 (FNRS2)	2/17/2021
ProFunds VP UltraBull (PROUB)	1/4/2021
NVIT AQR Large Cap Defensive Style Class 1 (TRF)	12/30/2020
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)	10/23/2020
Virtus SGA International Growth - Class A (VRVDIA)	5/19/2020
MFS VIT New Discovery Series - Service (MNDSC)	5/1/2020
Putnam VT Sustainable Leaders Class IB (PVNOB)	5/1/2020
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	5/1/2020
American Funds Capital World Growth and Income Class 4 (AMVGW4)	4/7/2020
Guggenheim Rydex Basic Materials (RBMF)	4/7/2020
Guggenheim Rydex High Yield Strategy (RHYS)	4/6/2020
Invesco V.I. Comstock I (ACC1)	3/27/2020
ProFunds VP Oil & Gas (PROOG)	3/10/2020
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)	2/24/2020
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)	2/7/2020
BNY Mellon International Value (DVIV)		4/30/2020
CVP AQR Managed Futures Strategy (CLVQF2)		4/23/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIT Investor Destinations Moderate Class P (NVIDMP)	10/23/2020
PIMCO VIT All Asset All Authority - Admin (PVAAAD)	PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
PIMCO VIT All Asset All Authority - Inst (PVAAAI)	PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVBC4	American Funds Washington Mutual Investors Class 4	American Funds Blue Chip Income and Growth 4	5/1/2021
AMVBD4	American Funds The Bond Fund of America Class 4	American Funds Bond Class 4	5/1/2021
AMVGW4	American Funds Capital World Growth and Income Class 4	American Funds Global Growth and Income Class 4	5/1/2021
AMVHI4	American Funds American High-Income Trust Class 4	American Funds High-Income Bond Class 4	5/1/2021
AMVUA4	American Funds U.S. Government Securities Class 4	American Funds US Government/AAA Rated Securities 4	5/1/2021
AVRBP2	American Funds Managed Risk Washington Mutual Investors	American Funds Managed Risk Blue Chip Income and Growth	5/1/2021
CSCRS	Credit Suisse Trust Commodity Return Strategy Class 1	Credit Suisse Trust Commodity Return Strategy	5/1/2021
IVMCC2	Invesco V.I. Main Street Mid Cap II	Invesco V.I. Mid Cap Core Equity II	4/30/2021
OVGIS	Invesco V.I. Main Street II	Invesco Oppenheimer V.I. Main Street - S2	4/30/2021
OVGSS	Invesco V.I. Global II	Invesco Oppenheimer V.I. Global - S2	4/30/2021
OVSBS	Invesco V.I. Global Strategic Income II	Invesco Oppenheimer V.I. Global Strategic Inc - S2	4/30/2021
OVTRBS	Invesco V.I. Core Bond II	Invesco Oppenheimer V.I. Total Return Bond - S2	4/30/2021
WRASP	Delaware Ivy VIP Asset Strategy - Class 2	Ivy VIP Asset Strategy	7/1/2021
WRBDP	Delaware Ivy VIP Corporate Bond - Class 2	Ivy VIP Corporate Bond	7/1/2021
WRBP	Delaware Ivy VIP Balanced - Class 2	Ivy VIP Balanced	7/1/2021
WRENG	Delaware Ivy VIP Energy - Class 2	Ivy VIP Energy	7/1/2021
WRGBP	Delaware Ivy VIP Global Bond - Class 2	Ivy VIP Global Bond	7/1/2021
WRGNR	Delaware Ivy VIP Natural Resources - Class 2	Ivy VIP Natural Resources	7/1/2021
WRHIP	Delaware Ivy VIP High Income - Class 2	Ivy VIP High Income	7/1/2021
WRLTBP	Delaware Ivy VIP Limited-Term Bond - Class 2	Ivy VIP Limited-Term Bond	7/1/2021
WRMCG	Delaware Ivy VIP Mid Cap Growth - Class 2	Ivy VIP Mid Cap Growth	7/1/2021
WRSTP	Delaware Ivy VIP Science and Technology - Class 2	Ivy VIP Science and Technology	7/1/2021
WRVP	Delaware Ivy VIP Value - Class 2	Ivy VIP Value	7/1/2021
NVMMG2	NVIT Allspring Discovery II	NVIT Wells Fargo Discovery II	12/6/2021
NVNSR1	NVIT BNY Mellon Sustainable U.S. Equity I	Nationwide Newton NVIT Sustainable U.S. Equity I	8/31/2021
NOVPDI	Ntrn Lts Donoghue Forlines Dividend VIT	Ntrn Lts Power Dividend Index	3/9/2021
NOVPM	Ntrn Lts Donoghue Forlines Momentum VIT	Ntrn Lts Power Momentum	3/9/2021
PVGMAA	PIMCO VIT Global Managed Asset Allocation Adm	PIMCO VIT Global Managed Allocation Adm	5/1/2021
PROAHY	ProFunds Access VP High Yield	ProFunds Access VP High Yield	4/26/2021
PVEIB	Putnam VT Large Cap Value Cl IB	Putnam VT Equity Income Cl IB	5/1/2021
TAVV	Third Avenue Value	Third Avenue FFI Strategies Portfolio	5/1/2021
VWHA	VanEck VIP Global Resources Initial Cl	VanEck VIP Global Hard Assets Initial Cl	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021
SVOF	Allspring VT Opportunity - Class 2	Wells Fargo VT Opportunity - Class 2	10/11/2021

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor NY and Monument Advisor Select NY contract. These fees were $108,683 and $87,971 for the years ended December 31, 2021 and 2020, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor NY and Monument Advisor Select NY, which is between 0.05% and 0.25% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $287,521 and $178,673 for the year ended December 31, 2021 and 2020, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$274,826,343	$-	$-	$274,826,343

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$88,676	$157,345
ALCAI2	116,332	69,117
ALCGI2	1,545,346	2,168,882
ALMGI2	294,006	273,349
ALVGIA	85,010	6,367
ALVIVB	851	2,778
ALVSVB	66,573	133,880
AAEIP3	82,042	168,552
AAGEA2	669	4,862
ABEAA2	306,662	10,629
ACEAA2	1,250	131
AGEAA2	16,292	1,009
AUGEA2	7,858	1,978
ACVB	136,500	11,328
ACVI	90,753	49,619
ACVIG	517,876	643,365
ACVIP2	442,541	22,941
ACVLVI	7,352	28
ACVU1	15,552	30,818
ACVV	11,393	86
AMVAA4	360,285	87,765

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMVBC4	115,968	1,035
AMVBD4	391,483	13,520
AMVCB4	25,113	3,691
AMVGB4	130,211	5,033
AMVGG4	157,459	2,290
AMVGI4	588,209	88,184
AMVGR4	537,171	77,202
AMVGS4	76,488	5,546
AMVGW4	116,936	105,111
AMVHI4	2,387,112	2,515,738
AMVI4	463,699	48,896
AMVIG4	236,998	347
AMVM4	2,382	2,967
AMVNW4	1,118,715	319,492
AMVUA4	91,163	115,891
AVPAP2	4,709	7,374
AVRBP2	1,005	10,013
PIHYB2	193,095	82,784
PIVB2	61,519	326,934
PIVEI2	30,449	14,247
PIVMV2	54	2
PIVSI2	555,830	37,043
BRVED3	31,469	38,117
BRVHY3	4,310,411	4,189,190
BRVTR3	176,356	399,991
BRVUG3	65,087	460,289
BVLCC3	66,035	41
BVLFG3	867,067	861,668
MLVGA3	404,965	175,547
DSIF	224,423	48,708
DSRG	1,973	3,502
DVSCS	344,043	405,377
CVSBF	535,859	4,597
CLVGT2	1,756,849	231,137
CLVLV1	340,967	560,556
CLVSI2	234,838	17,070
CLVSV1	107,779	7,432
CSCRS	56,761	12,352
DWVSVS	42,643	173,811
DFVEA	2,684,183	96,159
DFVGB	1,117,259	143,759
DFVGMI	517,294	150,816
DFVIS	726,429	175,641
DFVIV	1,437,653	808,550
DFVSTF	651,871	352,207
DFVULV	896,407	875,610
DFVUTV	1,615,956	535,667
ETVFR	1,656,572	162,185
FHIB	138,229	156,274
FVK2S	65,697	22,458
FVU2	39,986	7,761
FB2	1,997,630	1,200,402
FC2	436,042	1,091,964
FDSCS2	90,569	20,042
FEI2	581,304	3,181
FG2	3,740,621	2,017,058
FGI2	68,702	56,318
FGO2	2,044,187	2,681,565
FHI2	2,307,830	2,662,180

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FIGBP2	739,459	849,623
FMC2	88,166	79,207
FNRS2	184,412	93,346
FO2	47,393	67,614
FRESS2	159,607	13,558
FV2	496,917	193,725
FVFI2	71,696	11,317
FVICA2	271,269	62,940
FVSIS2	863,704	85,358
FEOVF	68,321	5,681
FTVGI2	78,401	207,103
FTVGR2	246,179	3,381
FTVIS2	250,774	100,920
FTVMS2	389	160
FTVRD2	326,971	15,740
FTVSI2	299,962	178,146
FTVUG2	1,077	293
GVMSA	524	21,769
GVFRB	194,917	377,912
GVTRBE	714,569	361,206
RAF	9,127	9,247
RBF	111,807	49,421
RBKF	167,353	183,573
RBMF	575,930	426,643
RELF	391,975	181,155
RENF	396,139	368,158
RESF	60,250	64,829
RFSF	753,028	751,888
RHCF	97,676	142,475
RHYS	-	161,393
RJNF	54,974	56,591
RLF	145,450	63,807
RMED	167,380	7,426
RNF	73,593	65,593
ROF	6,557,480	3,922,618
RPMF	146,753	97,683
RREF	1,026,992	76,238
RRF	137,619	44,717
RTEC	915,439	1,312,988
RTF	76,509	65,015
RTRF	304,621	279,725
RUF	200	187
RUGB	472,145	462,795
RUTL	52,784	53,405
RVARS	1,051	22,431
RVCMD	127,594	26,834
RVF	1,185,343	2,675,943
RVLCG	440,068	115,377
RVLCV	2,891,552	2,846,787
RVLDD	57,431	58,568
RVMCG	54,420	52,859
RVMCV	1,818,296	2,609,813
RVMFU	28,989	780
RVSCG	986,256	1,272,678
RVSCV	1,004,459	1,291,263
RVSDL	106,431	101,975
SBLP	708,151	715,088
SBLQ	182	21
SBLY	14,501	22

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

ACC1	1,755,548	1,731,369
ACGI	35,181	94
AVHY1	2,325,809	2,217,000
AVIE	18,864	14,061
IVBRA2	72,923	147,120
IVCPBI	794,608	90,305
IVDDI	41,416	42,077
IVGMMI	35,098,486	31,943,585
IVGS1	2,062	1,311
IVHS	105,056	68,721
IVKEI1	110,623	69,071
IVMCC2	66	153
IVRE	83,731	152,945
IVT	183,931	191,082
OVGIS	55,378	1,533
OVGSS	211,079	213,703
OVIGS	10,561	30,669
OVSBS	69,289	193,160
OVTRBS	893,601	51,164
WRASP	6,426	6
WRBDP	229,582	108,066
WRBP	5,308	48,452
WRENG	-	1,722
WRGBP	84,964	289,344
WRGNR	11,350	112
WRHIP	2,033,727	2,353,334
WRLTBP	192,285	738
WRMCG	393,432	18,736
WRSTP	137,529	442,259
WRVP	690	8,923
JABIN	530,611	115,399
JAEI	239,218	271,519
JAFBS	28,117	104,042
JAFRIN	1,287,019	447,257
JAGRIN	22,026	17,352
JAIG	209,252	149,527
JARIN	131,942	1,492
JIULVV	153,473	636,774
JMCVIN	79,444	58,506
JHEVTN	106,751	39,986
JPIGA2	727,335	569,852
JPIIB2	37,159	248,221
LZREMS	308,875	363,593
LZRIES	23,189	18,331
LZRUSM	6,361	30,201
LPVCAI	203,111	154,015
LPVCII	35,925	1,068
LPVQD2	387	151
LVCLGI	54,386	21,992
SBVSG2	775,884	349,742
SBVHY	2,197,143	2,199,682
LOVBD	2,107,470	4,138,249
LOVCDG	54,315	181
MNCPS	2,005,312	2,292,756
MEGSS	168,209	158,949
MNDSC	318,859	24,960
MVFSC	626,501	887,315
DTRTFY	257,167	267,656
GVEXD	2,944,331	689,829

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVIXY	382,861	682,812
MCIFD	624,081	128,692
NVBXD	24,599	40,694
NVGEY	86,702	342
NVMIVX	9,093	9
NVMMG2	56,374	60,022
NVMMV1	1,379	110,670
NVSIXD	1,433,295	487,131
SAMY	27,759,424	29,128,543
TRF	6,316	236
AMCG	72,289	20,883
AMRI	1,403	230
AMTB	562,002	14,000
NBARMS	1,800	10,000
NO7TB3	215,155	2,551
NOTB2	80,882	157,404
NOTBBA	28	1
NOVPDI	101	145
PMUBAM	592	2,660
PMVAAA	16,615	8,095
PMVEBA	4,857,851	3,969,739
PMVFBA	21,886	2,727
PMVFHA	177,471	94,459
PMVGBA	307,475	29,371
PMVHYA	1,837,859	1,574,051
PMVID	1,932,034	1,267,113
PMVLDA	339,273	137,072
PMVLGA	507,066	88,383
PMVRRA	516,022	90,873
PMVRSA	103,986	69,062
PMVTRA	1,497,756	1,978,692
PVGCBA	41,406	41,239
PVGMAA	148,654	452
PVSTA	1,291,060	1,318,266
PROA30	167,733	153,750
PROBIO	68,007	1,824
PROBM	7,365	3,740
PROCG	95,782	635
PROCS	91,591	1,159
PROE30	13,313	567
PROEM	89,833	2,692
PROFIN	85,564	45,954
PROGMM	-	435
PROHC	19,526	13,454
PROIND	69,734	27,239
PROJP	57,316	8,921
PROLCG	1,940,100	1,582,944
PROMC	2,371	610
PROMCV	4,480	131,365
PRON	8,052	167,109
PRONET	99,059	76,461
PROOG	50,052	51,488
PROPM	105,637	102,500
PRORE	56,278	55,927
PRORRO	3,837	3,892
PROSC	51,505	3,863
PROSCG	6,910	21,177
PROSCN	286,289	283,980
PROSCV	16	20,426

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PROTEC	23,174	1,664
PROUB	143,264	31,810
PROUMC	630	174
PROUN	168,060	24,937
PROUSC	630	164
PROUSN	83,404	66,002
PROUTL	-	18,918
PVDIB	247	1,482
PVEIB	172,770	327,086
PVHYB	2,032,633	1,731,194
PVIB	143,176	578,943
PVNOB	22,765	2,648
RWMVN	211	-
ROCMC	29,183	47,114
ROCSC	286,899	59,050
TRBCG2	1,143,951	588,587
TREI2	374,392	63,892
TRHS2	453,575	240,886
TRLT2	122,117	22,419
TPVSGP	315	176
VVGGS	47,220	36,606
VWBF	126,207	112,242
VWEM	115,779	80,283
VWHA	9,879	2,325
VVB	1,136,044	115,042
VVCA	660,525	14,007
VVCG	1,046,743	761,579
VVDV	470,565	70,942
VVEI	873,048	269,008
VVEIX	2,969,075	1,079,999
VVG	2,857,994	327,292
VVGBI	1,344,500	31,743
VVHGB	6,981,786	1,467,689
VVHYB	1,602,940	345,104
VVI	2,776,538	1,594,630
VVMA	153,516	1,180
VVMCI	2,609,744	226,695
VVREI	1,214,525	628,965
VVSCG	45,904	20,641
VVSTC	3,071,848	365,130
VVTISI	3,839,679	27,589
VVTSM	5,634,526	839,438
VRVDRA	292,255	93,128
VRVNMA	150,652	347,099
SVDF	84,972	41,328
MGRFV	380,116	11,552

	$225,682,581	$163,490,884

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2021	0.00%			33,669	$11.91			$400,849	11.14%	-5.87%
2020	0.00%			43,774	12.65			553,678	6.88%	19.69%
2019	0.00%			17	10.57			179	0.35%	17.94%
2018	0.00%			9	8.96			78	10.76%	-4.38%
2017	0.00%	to	0.15%	3	9.37	to	10.19	26	0.00%	1.90%	to	11.28%
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	0.00%			5,386	103.78			558,904	0.00%	19.13%
2020	0.00%			6,124	87.12			533,493	0.00%	41.75%
2019	0.00%			6	61.46			370	0.00%	33.58%
2018	0.00%			3	46.01			129	0.08%	-0.09%
2017	0.00%	to	0.15%	2	11.41	to	46.05	109	0.26%	14.10%	to	31.08%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	0.00%			14,430	62.11			896,212	0.16%	67.03%
2019	0.00%			-	37.18			13	0.00%	27.43%
2018	0.00%			-	29.18			13	0.00%	2.21%
2017	0.00%	to	0.15%	-	11.22	to	28.55	12	0.00%	12.20%	to	28.49%
Alger Mid Cap Growth Class I-2 (ALMGI2)
2021	0.00%			7,065	54.23			383,102	0.00%	4.20%
2020	0.00%			9,416	52.04			490,001	0.00%	64.63%
AB Growth and Income Class A (ALVGIA)
2021	0.00%			8,824	36.44			321,553	0.80%	28.16%
2020	0.00%			6,665	28.43			189,508	1.58%	2.72%
2019	0.00%			7	27.68			191	1.25%	23.91%
2018	0.00%			7	22.34			160	0.97%	-5.62%
2017	0.00%	to	0.15%	9	11.46	to	23.67	222	1.44%	14.60%	to	18.94%
AB International Value Class B (ALVIVB)
2021	0.00%			5,423	9.29			50,364	1.68%	10.85%
2020	0.00%			5,725	8.38			47,964	0.78%	2.21%
2019	0.00%			30	8.20			248	0.82%	16.79%
2018	0.00%			32	7.02			224	1.25%	-22.94%
2017	0.00%	to	0.15%	3	9.11	to	11.20	27	2.61%	12.00%	to	25.14%
AB Small-Mid Cap Value - Class B (ALVSVB)
2021	0.00%			6,334	37.91			240,092	0.66%	35.60%
2020	0.00%			8,034	27.95			224,589	0.69%	3.05%
2019	0.00%			6	27.13			173	0.30%	19.90%
2018	0.00%			7	22.62			168	0.23%	-15.31%
2017	0.00%	to	0.15%	9	11.09	to	26.71	252	0.26%	10.90%	to	12.84%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2021	0.00%			10,282	10.47			107,618	2.35%	37.77%
2020	0.00%			20,156	7.60			153,127	1.98%	-25.12%
2019	0.00%			37	10.15			380	1.84%	20.41%
2018	0.00%			15	8.43			129	1.00%	-18.94%
2017	0.00%	to	0.15%	22	9.82	to	10.40	233	1.93%	-1.80%	to	-0.86%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2021	0.00%			876	24.23			21,217	1.01%	18.33%
2020	0.00%			1,088	20.48			22,281	1.90%	9.96%
2019	0.00%			1	18.62			21	1.54%	22.17%		*	***

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2021	0.00%			35,288	20.92			738,268	1.34%	10.79%
2020	0.00%			21,966	18.88			414,795	2.29%	9.12%
2019	0.00%			22	17.31			375	2.09%	16.26%
2018	0.00%			21	14.88			316	2.27%	-6.24%
2017	0.00%	to	0.15%	8	10.75	to	15.87	130	2.44%	7.50%	to	13.28%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2021	0.00%			1,949	15.72			30,634	1.42%	2.28%
2020	0.00%			1,957	15.37			30,076	7.92%	6.49%
2019	0.00%			2	14.43			28	2.05%	9.53%
2018	0.00%			2	13.18			29	3.12%	-2.37%		*	***
ALPS Growth ETF Asset Allocation II (AGEAA2)
2021	0.00%			15,237	23.08			351,672	1.25%	14.88%
2020	0.00%			15,283	20.09			307,037	2.12%	10.01%
2019	0.00%			14	18.26			264	1.83%	19.77%
2018	0.00%			13	15.25			201	2.12%	-8.02%
2017	0.00%	to	0.15%	2	10.98	to	16.58	35	1.38%	9.80%	to	17.26%
ALPS/Red Rocks Global Opportunity Cl III (ARLPE3)
2019	0.00%			-	15.26			2	0.00%	39.84%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2021	0.00%			9,700	18.26			177,141	1.43%	6.47%
2020	0.00%			9,811	17.15			168,288	1.22%	8.43%
2019	0.00%			19	15.82			295	5.22%	12.90%
2018	0.00%			1	14.01			18	1.91%	-4.24%
2017	0.00%	to	0.15%	1	10.54	to	14.63	19	1.78%	5.40%	to	9.92%
American Century VP Balanced - Class I (ACVB)
2021	0.00%			31,216	34.09			1,064,139	0.73%	15.77%
2020	0.00%			28,774	29.45			847,268	1.27%	12.53%
2019	0.00%			25	26.17			662	1.54%	19.85%
2018	0.00%			21	21.83			457	1.50%	-3.83%
2017	0.00%	to	0.15%	14	10.81	to	22.70	311	1.73%	8.10%	to	13.90%
American Century VP International I (ACVI)
2021	0.00%			19,133	33.02			631,856	0.16%	8.75%
2020	0.00%			18,400	30.37			558,746	0.59%	25.88%
2019	0.00%			29	24.12			706	0.87%	28.42%
2018	0.00%			29	18.78			539	1.26%	-15.25%
2017	0.00%	to	0.15%	29	11.64	to	22.16	636	0.00%	16.40%	to	31.20%
American Century VP Disciplined Core Value I (ACVIG)
2021	0.00%			15,878	41.39			657,229	1.07%	23.65%
2020	0.00%			23,268	33.48			778,908	2.28%	11.81%
2019	0.00%			7	29.94			204	2.30%	23.95%
2018	0.00%			4	24.16			91	1.95%	-6.86%
2017	0.00%	to	0.15%	4	11.28	to	25.94	99	2.56%	12.80%	to	20.48%
American Century VP Inflation Protection Class II (ACVIP2)
2021	0.00%			33,251	18.85			626,814	3.59%	6.27%
2020	0.00%			10,963	17.74			194,475	1.35%	9.55%
2019	0.00%			11	16.19			177	2.34%	8.90%
2018	0.00%			10	14.87			145	2.45%	-2.81%
2017	0.00%	to	0.15%	9	10.21	to	15.30	137	2.65%	2.10%	to	3.66%
American Century VP Large Company Value I (ACVLVI)
2021	0.00%			300	24.83			7,458	0.38%	21.71%		*	***
American Century VP Ultra I (ACVU1)
2021	0.00%			3,415	67.79			231,486	0.00%	23.16%
2020	0.00%			3,947	55.04			217,253	0.00%	49.85%
2019	0.00%			-	36.73			10	0.00%	34.58%
2018	0.00%			3	27.29			78	0.03%	0.74%
2017	0.00%	to	0.15%	-	11.65	to	27.09	7	0.00%	16.50%	to	32.21%
American Century VP Value I (ACVV)
2021	0.00%			300	38.08			11,422	1.33%	24.51%
2019	0.00%			-	30.29			3	2.13%	27.03%
2018	0.00%			1	23.84			24	1.70%	-9.18%
2017	0.00%	to	0.15%	1	10.74	to	26.25	24	1.97%	7.40%	to	8.74%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Asset Allocation Class 4 (AMVAA4)
2021	0.00%			73,513	20.42			1,501,271	1.47%	14.84%
2020	0.00%			62,804	17.78			1,116,818	1.52%	12.16%
2019	0.00%			58	15.85			925	1.92%	20.93%
2018	0.00%			46	13.11			599	1.54%	-4.86%
2017	0.00%	to	0.15%	36	10.89	to	13.78	495	1.87%	8.90%	to	15.90%
American Funds Washington Mutual Investors Class 4 (AMVBC4)
2021	0.00%			10,360	24.41			252,869	1.76%	27.51%
2020	0.00%			5,376	19.14			102,908	1.33%	8.47%
2019	0.00%			10	17.65			171	1.87%	21.03%
2018	0.00%			8	14.58			111	2.04%	-8.93%
2017	0.00%	to	0.15%	5	11.21	to	16.01	77	2.43%	12.10%	to	16.69%
American Funds The Bond Fund of America Class 4 (AMVBD4)
2021	0.00%			57,105	13.02			743,256	1.46%	-0.59%
2020	0.00%			30,670	13.09			401,545	2.33%	9.38%
2019	0.00%			25	11.97			295	2.73%	9.08%
2018	0.00%			9	10.97			98	0.96%	-0.90%
2017	0.00%	to	0.15%	62	10.17	to	11.07	682	2.08%	1.70%	to	3.26%
American Funds Capital Income Builder Class 4 (AMVCB4)
2021	0.00%			23,646	13.43			317,595	2.51%	14.68%
2020	0.00%			22,539	11.71			263,977	2.67%	4.11%
2019	0.00%			23	11.25			256	2.57%	17.62%
2018	0.00%			1	19.56			6	2.30%	-4.40%		*	***
American Funds Capital World Bond Class 4 (AMVGB4)
2021	0.00%			25,219	11.62			293,078	1.75%	-5.18%
2020	0.00%			15,351	12.26			188,137	0.98%	9.62%
2019	0.00%			18	11.18			203	1.47%	7.54%
2018	0.00%			14	10.40			147	1.20%	-1.61%
2017	0.00%	to	0.15%	10	10.32	to	10.57	103	1.52%	3.20%	to	6.66%
American Funds Global Growth Class 4 (AMVGG4)
2021	0.00%			10,459	18.03			188,609	0.17%	16.14%
2020	0.00%			1,687	15.53			26,194	0.16%	30.17%
2019	0.00%			2	11.93			23	1.11%	34.87%
2018	0.00%			1	18.84			9	5.04%	-11.60%		*	***
American Funds Growth-Income Class 4 (AMVGI4)
2021	0.00%			43,986	27.35			1,202,912	1.09%	23.80%
2020	0.00%			24,442	22.09			539,936	1.18%	13.25%
2019	0.00%			27	19.51			522	1.47%	25.85%
2018	0.00%			25	15.50			395	1.32%	-2.02%
2017	0.00%	to	0.15%	22	11.31	to	15.82	351	1.53%	13.10%	to	22.07%
American Funds Growth Class 4 (AMVGR4)
2021	0.00%			38,692	40.20			1,555,505	0.06%	21.68%
2020	0.00%			30,559	33.04			1,009,610	0.20%	51.71%
2019	0.00%			34	21.78			738	0.56%	30.44%
2018	0.00%			38	16.69			634	0.27%	-0.54%
2017	0.00%	to	0.15%	31	11.38	to	16.78	518	0.47%	13.80%	to	27.99%
American Funds Global Small Capitalization Class 4 (AMVGS4)
2021	0.00%			6,845	15.83			108,340	0.00%	6.43%
2020	0.00%			2,504	14.87			37,239	0.13%	29.39%
2019	0.00%			3	11.49			34	0.01%	31.24%		*	***
American Funds Capital World Growth and Income Class 4 (AMVGW4)
2021	0.00%			1,975	14.45			28,544	1.14%	14.46%
2020	0.00%			1,071	12.63			13,522	1.13%	8.55%		*	***
American Funds American High-Income Trust Class 4 (AMVHI4)
2021	0.00%			5,908	14.96			88,413	1.25%	8.18%
2020	0.00%			13,118	13.83			181,462	5.89%	7.74%
2019	0.00%			13	12.84			171	2.10%	12.27%
2018	0.00%			5	11.44			62	1.97%	-2.64%
2017	0.00%	to	0.15%	54	10.29	to	11.75	637	5.58%	2.90%	to	6.62%
American Funds International Class 4 (AMVI4)
2021	0.00%			60,848	15.74			957,679	2.69%	-1.71%
2020	0.00%			36,698	16.01			587,650	0.42%	13.66%
2019	0.00%			46	14.09			652	1.27%	22.67%
2018	0.00%			51	11.49			586	1.48%	-13.35%
2017	0.00%	to	0.15%	57	11.59	to	13.26	762	1.66%	15.90%	to	31.81%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds International Growth and Income Class 4 (AMVIG4)
2021	0.00%			20,462	11.92			243,898	5.98%	5.09%
2020	0.00%			1,016	11.34			11,524	0.83%	5.73%
2019	0.00%			3	10.73			31	3.23%	22.46%		*	***
American Funds Mortgage Class 4 (AMVM4)
2021	0.00%			2,826	12.04			34,025	0.25%	-0.78%
2020	0.00%			2,975	12.13			36,098	0.69%	6.38%
2019	0.00%			8	11.41			95	2.45%	4.80%
2018	0.00%			7	10.88			79	0.78%	0.00%
2017	0.00%	to	0.15%	46	9.98	to	10.88	500	1.13%	-0.20%	to	1.02%
American Funds New World Class 4 (AMVNW4)
2021	0.00%			119,126	18.38			2,189,296	0.72%	4.63%
2020	0.00%			80,097	17.56			1,406,887	0.03%	23.29%
2019	0.00%			83	14.25			1,187	0.87%	28.82%
2018	0.00%			66	11.06			735	0.86%	-14.26%
2017	0.00%	to	0.15%	39	11.40	to	12.90	504	1.33%	14.00%	to	29.13%
American Funds U.S. Government Securities Class 4 (AMVUA4)
2021	0.00%			33,408	11.73			391,959	0.96%	-0.88%
2020	0.00%			38,876	11.84			460,134	2.10%	9.48%
2019	0.00%			11	10.81			121	2.49%	5.14%
2018	0.00%			1	20.28			11	2.75%	2.80%		*	***
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2021	0.00%			20,892	17.14			358,002	1.36%	12.50%
2020	0.00%			21,333	15.23			324,923	1.57%	5.88%
2019	0.00%			24	14.38			349	2.32%	17.99%
2018	0.00%			25	12.19			303	1.35%	-4.91%
2017	0.00%	to	0.15%	22	10.83	to	12.82	287	0.98%	8.30%	to	14.77%
American Funds Mngd Rsk Washington Mutual Investors P-2 (AVRBP2)
2021	0.00%			3,924	16.51			64,763	1.58%	17.11%
2020	0.00%			4,574	14.09			64,466	1.94%	-1.25%
2019	0.00%			7	14.27			99	1.59%	13.88%
2018	0.00%			7	12.53			89	3.47%	-7.39%
2017	0.00%	to	0.15%	5	11.08	to	13.53	62	1.48%	10.80%	to	15.05%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2021	0.00%			4,348	25.40			110,452	1.89%	5.45%		*	***
Amundi Pioneer Bond VCT II (PIVB2)
2021	0.00%			20,012	19.79			395,993	2.02%	0.22%
2020	0.00%			34,981	19.75			690,709	2.80%	8.42%
2019	0.00%			62	18.21			1,137	3.03%	8.89%
2018	0.00%			34	16.73			572	3.04%	-0.95%
2017	0.00%	to	0.15%	13	10.22	to	16.89	224	2.60%	2.20%	to	3.62%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	0.00%			1,470	40.86			60,069	1.19%	25.33%
2020	0.00%			1,030	32.60			33,580	2.49%	-0.26%
2019	0.00%			1	32.69			30	2.11%	25.23%
2018	0.00%			6	26.10			149	1.81%	-8.77%
2017	0.00%	to	0.15%	11	11.16	to	28.61	329	4.16%	11.60%	to	15.18%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2021	0.00%			237	33.73			7,996	0.74%	29.37%
2020	0.00%			237	26.07			6,179	0.96%	1.87%
2019	0.00%			-	25.59			6	1.40%	28.08%
2018	0.00%			2	19.98			46	0.11%	-19.50%
2017	0.00%	to	0.15%	-	10.96	to	24.82	6	0.75%	9.60%	to	12.87%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2021	0.00%			28,611	20.96			599,633	2.96%	1.73%
2020	0.00%			4,251	20.60			87,579	3.26%	7.37%
2019	0.00%			4	19.19			86	3.11%	9.52%
2018	0.00%			5	17.52			93	3.00%	-1.96%
2017	0.00%	to	0.15%	6	10.25	to	17.87	99	3.32%	2.50%	to	4.75%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2021	0.00%			6,988	31.23			218,205	1.29%	20.30%
2020	0.00%			8,260	25.96			214,405	2.11%	3.57%
2019	0.00%			6	25.06			146	1.69%	27.46%		*	***
BlackRock High Yield V.I. Cl3 (BRVHY3)
2021	0.00%			67,028	18.13			1,215,005	4.21%	5.21%
2020	0.00%			63,085	17.23			1,086,877	4.96%	7.04%
2019	0.00%			55	16.10			890	5.13%	14.86%
2018	0.00%			24	14.01			329	5.23%	-2.91%
2017	0.00%	to	0.15%	36	10.32	to	14.43	517	4.91%	3.20%	to	7.05%
BlackRock Total Return V.I. Cl3 (BRVTR3)
2021	0.00%			53,853	13.47			725,141	1.48%	-1.69%
2020	0.00%			71,816	13.70			983,680	1.79%	8.55%
2019	0.00%			30	12.62			373	2.60%	9.15%
2018	0.00%			23	11.56			260	2.43%	-0.69%
2017	0.00%	to	0.15%	72	10.17	to	11.64	832	2.21%	1.70%	to	3.19%
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2021	0.00%			15,133	11.68			176,723	1.08%	-1.81%
2020	0.00%			49,286	11.89			586,208	1.51%	6.03%
2019	0.00%			30	11.22			336	2.02%	6.14%
2018	0.00%			33	10.57			353	1.91%	0.00%
2017	0.00%	to	0.15%	32	10.03	to	10.57	340	1.78%	0.30%	to	1.25%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2021	0.00%			2,207	43.47			95,914	0.06%	28.06%
2020	0.00%			1,493	33.94			50,676	1.10%	19.50%
2019	0.00%			1	28.40			27	0.41%	28.56%
2018	0.00%			1	22.09			21	0.58%	-5.52%
2017	0.00%	to	0.15%	1	11.20	to	23.38	34	3.08%	12.00%	to	21.96%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2021	0.00%			2,502	58.85			147,276	0.00%	17.78%
2020	0.00%			2,524	49.97			126,119	0.00%	43.43%
2019	0.00%			15	34.84			532	0.00%	32.33%
2018	0.00%			5	26.33			137	0.00%	2.77%		*	***
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2021	0.00%			45,771	20.94			958,315	0.82%	6.42%
2020	0.00%			42,986	19.68			845,754	1.42%	20.71%
2019	0.00%			37	16.30			601	1.37%	17.76%
2018	0.00%			33	13.84			460	0.89%	-7.61%
2017	0.00%	to	0.15%	27	10.73	to	14.98	410	1.36%	7.30%	to	13.74%
BNY Mellon Stock Index (DSIF)
2021	0.25%			15,642	28.99			453,505	1.18%	28.09%
2020	0.25%			9,127	22.64			206,590	1.43%	17.71%
2019	0.25%			16	19.23			299	1.54%	30.86%
2018	0.25%			11	14.69			156	1.24%	-4.92%
2017	0.25%	to	0.40%	93	11.30	to	15.45	1,439	1.76%	13.00%	to	21.27%
BNY Mellon Sustainable U.S. Equity (DSRG)
2021	0.00%			1,295	55.70			72,147	0.76%	27.00%
2020	0.00%			1,367	43.86			59,955	0.82%	24.14%
2019	0.00%			1	35.33			28	1.57%	34.36%
2018	0.00%			2	26.29			48	1.73%	-4.43%
2017	0.00%	to	0.15%	2	10.74	to	27.51	50	0.93%	7.40%	to	15.35%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2021	0.00%			27,392	52.33			1,433,331	0.65%	26.14%
2020	0.00%			29,223	41.48			1,212,220	1.18%	10.64%
2019	0.00%			37	37.49			1,396	0.68%	22.21%
2018	0.00%			22	30.68			667	0.70%	-8.96%
2017	0.00%	to	0.15%	8	10.98	to	33.70	259	0.44%	9.80%	to	12.41%
Calvert VP SRI Balanced Class F (CVSBF)
2021	0.00%			31,504	19.91			627,295	0.93%	14.72%
2020	0.00%			4,324	17.36			75,050	0.59%	14.76%
2019	0.00%			22	15.12			336	0.94%	24.28%
2018	0.00%			5	12.17			59	1.78%	-2.64%
2017	0.00%	to	0.15%	5	10.73	to	12.50	61	2.02%	7.30%	to	11.31%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
CVP Seligman Global Technology - Class 2 (CLVGT2)
2021	0.00%			16,134	145.12			2,341,295	0.21%	38.69%
2020	0.00%			5,613	104.64			587,342	0.00%	45.80%
2019	0.00%			11	71.77			787	0.00%	54.97%
2018	0.00%			6	46.31			284	0.00%	-8.46%
2017	0.00%			4	11.31	to	50.59	220	0.00%	13.10%	to	34.94%
CVP Select Large Cap Value Class 1 (CLVLV1)
2021	0.00%			4,064	34.74			141,194	0.00%	26.29%
2020	0.00%			10,196	27.51			280,509	0.00%	7.08%
2019	0.00%			10	25.69			262	0.00%	26.75%
2018	0.00%			17	20.27			342	0.00%	-12.21%
2017	0.00%			17	11.56	to	23.09	385	0.00%	15.60%	to	20.95%
CVP Strategic Income 2 (CLVSI2)
2021	0.00%			48,241	13.08			630,996	5.22%	1.63%
2020	0.00%			33,591	12.87			432,336	3.53%	6.62%
2019	0.00%			28	12.07			341	3.03%	10.22%
2018	0.00%			31	10.95			341	2.25%	-0.64%
2017	0.00%			7	10.30	to	11.02	78	0.00%	3.00%	to	5.86%
CVP Select Small Cap Value Class 1 (CLVSV1)
2021	0.00%			11,385	29.88			340,219	0.00%	30.93%
2020	0.00%			7,789	22.82			177,774	0.00%	9.19%
2019	0.00%			3	20.90			69	0.00%	17.74%
2018	0.00%			3	17.75			60	0.00%	-12.60%
2017	0.00%			1	11.01	to	20.31	10	0.00%	10.10%	to	12.27%
Credit Suisse Trust Commodity Return Strategy Class 1 (CSCRS)
2021	0.00%			10,555	6.78			71,596	7.17%	27.90%
2020	0.00%			4,383	5.30			23,244	5.64%	-1.48%
2019	0.00%			4	5.38			21	0.89%	6.69%
2018	0.00%			4	5.05			18	2.84%	-11.56%
2017	0.00%			1	5.71	to	10.45	8	0.00%	1.42%	to	4.50%
Delaware VIP Small Cap Value - Service (DWVSVS)
2021	0.00%			14,164	19.11			270,675	0.81%	34.01%
2020	0.00%			21,855	14.26			311,638	1.10%	-2.18%
2019	0.00%			18	14.58			269	0.74%	27.72%
2018	0.00%			17	11.41			198	0.60%	-16.96%
2017	0.00%			19	10.77	to	13.74	257	0.00%	7.70%	to	11.71%
DFA VA Equity Allocation (DFVEA)
2021	0.25%			276,735	16.02			4,433,451	2.66%	24.06%
2020	0.25%			120,707	12.91			1,558,704	2.46%	11.88%
2019	0.25%			56	11.54			643	2.66%	25.60%
2018	0.25%			14	9.19			125	4.24%	-11.38%		*	***
DFA VA Global Bond (DFVGB)
2021	0.25%			207,961	11.31			2,352,959	0.78%	-1.29%
2020	0.25%			124,195	11.46			1,423,516	0.03%	1.21%
2019	0.25%			116	11.33			1,310	2.77%	3.93%
2018	0.25%			97	10.90			1,055	4.50%	1.49%
2017	0.00%			92	10.04	to	10.74	991	0.00%	40.00%	to	1.90%
DFA VA Global Moderate Allocation (DFVGMI)
2021	0.25%			172,997	16.98			2,937,185	1.52%	13.92%
2020	0.25%			158,236	14.90			2,358,318	1.20%	11.01%
2019	0.25%			157	13.43			2,113	2.34%	17.83%
2018	0.25%			157	11.39			1,787	2.13%	-7.17%
2017	0.00%			140	10.88	to	12.27	1,713	0.00%	8.80%	to	14.25%
DFA VA International Small (DFVIS)
2021	0.25%			125,377	16.93			2,123,116	2.77%	14.28%
2020	0.25%			103,303	14.82			1,530,738	2.35%	9.14%
2019	0.25%			97	13.58			1,313	3.06%	23.59%
2018	0.25%			85	10.99			933	1.60%	-19.96%
2017	0.00%			65	11.60	to	13.73	887	0.00%	16.00%	to	29.65%
DFA VA International Value (DFVIV)
2021	0.25%			352,429	13.01			4,585,929	4.37%	17.82%
2020	0.25%			316,208	11.04			3,492,304	2.81%	-2.01%
2019	0.25%			251	11.27			2,829	3.98%	15.57%
2018	0.25%			209	9.75			2,035	3.08%	-17.30%
2017	0.25%	to	0.40%	101	11.66	to	11.79	1,188	3.05%	16.60%	to	25.43%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA VA Short-Term Fixed (DFVSTF)
2021	0.25%			260,749	10.47			2,729,001	0.01%	-0.44%
2020	0.25%			231,592	10.51			2,434,534	0.76%	0.35%
2019	0.25%			120	10.48			1,259	2.50%	2.26%
2018	0.25%			93	10.24			954	1.98%	1.49%
2017	0.25%	to	0.40%	34	10.02	to	10.09	340	1.04%	20.00%	to	0.60%
DFA VA U.S. Large Value (DFVULV)
2021	0.25%			215,169	20.28			4,363,854	1.80%	26.72%
2020	0.25%			219,805	16.00			3,517,921	2.41%	-1.62%
2019	0.25%			205	16.27			3,328	2.19%	25.47%
2018	0.25%			197	12.97			2,548	2.49%	-12.31%
2017	0.25%	to	0.40%	78	11.39	to	14.79	1,149	2.91%	13.90%	to	18.80%
DFA VA U.S. Targeted Value (DFVUTV)
2021	0.25%			181,117	20.21			3,660,641	1.61%	39.33%
2020	0.25%			137,718	14.51			1,997,734	2.32%	3.72%
2019	0.25%			75	13.99			1,044	1.52%	22.25%
2018	0.25%			73	11.44			831	1.01%	-16.07%
2017	0.25%	to	0.40%	62	10.96	to	13.63	847	1.45%	9.48%	to	9.60%
Eaton Vance VT Floating-Rate Income (ETVFR)
2021	0.00%			131,675	15.09			1,986,670	2.86%	3.63%
2020	0.00%			33,482	14.56			487,491	3.59%	2.00%
2019	0.00%			144	14.27			2,055	4.28%	7.07%
2018	0.00%			88	13.33			1,167	3.80%	-0.07%
2017	0.00%	to	0.15%	97	10.19	to	13.34	1,294	3.28%	1.90%	to	3.49%
Federated Hermes High Income Bond II (FHIB)
2021	0.00%			13,330	30.58			407,615	4.50%	4.85%
2020	0.00%			14,556	29.16			424,511	5.41%	5.59%
2019	0.00%			7	27.62			202	6.30%	14.54%
2018	0.00%			6	24.11			133	6.46%	-3.29%
2017	0.00%	to	0.15%	3	10.29	to	24.93	77	3.40%	2.90%	to	6.95%
Federated Hermes Kaufmann II - Service (FVK2S)
2021	0.00%			19,929	44.36			883,970	0.00%	2.26%
2020	0.00%			20,413	43.37			885,391	0.00%	28.48%
2019	0.00%			19	33.76			628	0.00%	33.52%
2018	0.00%			4	25.28			112	0.00%	3.56%
2017	0.00%	to	0.15%	1	11.48	to	24.41	19	0.00%	14.80%	to	27.94%
Federated Hermes Managed Volatility II (FVU2)
2021	0.00%			14,417	34.50			497,439	1.70%	18.51%
2020	0.00%			13,656	29.11			397,591	1.94%	0.93%
2019	0.00%			10	28.85			279	1.99%	20.23%
2018	0.00%			9	23.99			222	3.10%	-8.50%
2017	0.00%	to	0.15%	5	11.08	to	26.22	139	2.69%	10.80%	to	18.11%
Fidelity VIP Balanced - Serv II (FB2)
2021	0.00%			64,096	32.51			2,083,756	0.81%	17.99%
2020	0.00%			43,376	27.55			1,195,141	1.21%	22.13%
2019	0.00%			23	22.56			528	1.43%	24.11%
2018	0.00%			23	18.18			417	1.22%	-4.42%
2017	0.00%	to	0.15%	30	10.87	to	19.02	572	1.34%	8.70%	to	16.12%
Fidelity VIP Contrafund - Serv II (FC2)
2021	0.00%			58,846	47.03			2,767,667	0.03%	27.51%
2020	0.00%			82,544	36.89			3,044,649	0.06%	30.23%
2019	0.00%			15	28.32			437	0.27%	31.27%
2018	0.00%			10	21.57			206	0.48%	-6.66%
2017	0.00%	to	0.15%	9	11.11	to	23.11	196	1.15%	11.10%	to	21.57%
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2021	0.00%			5,191	35.66			185,127	0.19%	20.39%
2020	0.00%			3,324	29.62			98,462	0.66%	18.12%
2019	0.00%			7	25.08			164	1.56%	23.37%
2018	0.00%			1	20.33			29	0.25%	-13.27%
2017	0.00%	to	0.15%	5	10.46	to	23.44	124	0.67%	4.60%	to	6.79%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Equity-Income - Serv II (FEI2)
2021	0.00%			16,141	34.08			550,139	1.46%	24.60%
2019	0.00%			1	25.70			21	1.48%	27.11%		*	***
Fidelity VIP Growth - Serv II (FG2)
2021	0.00%			46,534	62.71			2,918,311	0.00%	22.90%
2020	0.00%			24,757	51.03			1,263,276	0.03%	43.55%
2019	0.00%			10	35.55			350	0.09%	33.98%
2018	0.00%			45	26.53			1,186	0.01%	-0.45%
2017	0.00%	to	0.15%	4	11.56	to	26.65	109	0.06%	15.60%	to	34.80%
Fidelity VIP Growth & Income - Serv II (FGI2)
2021	0.00%			2,300	39.07			89,873	2.77%	25.64%
2020	0.00%			2,218	31.10			68,979	1.48%	7.59%
2019	0.00%			-	28.90			4	1.03%	29.68%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2021	0.00%			24,514	83.95			2,057,865	0.00%	11.67%
2020	0.00%			35,957	75.18			2,703,069	0.00%	68.23%
2019	0.00%			12	44.69			557	0.00%	40.49%
2018	0.00%			1	31.81			19	0.00%	12.20%		*	***
Fidelity VIP High Income - Serv II (FHI2)
2021	0.00%			2,367	17.59			41,632	2.77%	4.29%
2020	0.00%			23,173	16.87			390,891	2.78%	2.42%
2019	0.00%			48	16.47			785	4.40%	14.77%
2018	0.00%			33	14.35			475	0.00%	-3.63%
2017	0.00%	to	0.15%	2	10.29	to	14.89	34	3.82%	2.90%	to	6.89%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2021	0.00%			128,681	14.72			1,893,748	1.92%	-0.90%
2020	0.00%			142,568	14.85			2,117,078	1.89%	9.16%
2019	0.00%			86	13.60			1,171	2.87%	9.40%
2018	0.00%			49	12.43			603	2.09%	-0.80%
2017	0.00%	to	0.15%	40	10.21	to	12.53	495	2.69%	2.10%	to	3.98%
Fidelity VIP Mid Cap - Serv II (FMC2)
2021	0.00%			6,133	31.30			191,931	0.34%	25.31%
2020	0.00%			6,712	24.98			167,634	0.41%	17.87%
2019	0.00%			7	21.19			141	0.69%	23.17%
2018	0.00%			7	17.20			117	0.43%	-14.77%
2017	0.00%	to	0.15%	3	11.29	to	20.18	57	0.52%	12.90%	to	20.48%
Fidelity VIP Energy Service Class 2 (FNRS2)
2021	0.00%			5,044	18.08			91,204	2.49%	54.83%		*	***
Fidelity VIP Overseas - Serv II (FO2)
2021	0.00%			10,493	23.01			241,487	0.33%	19.39%
2020	0.00%			12,493	19.28			240,828	0.23%	15.33%
2019	0.00%			13	16.71			211	1.60%	27.50%
2018	0.00%			12	13.11			157	1.27%	-15.04%
2017	0.00%	to	0.15%	13	11.37	to	15.43	193	1.78%	13.70%	to	29.99%
Fidelity VIP Real Estate - Serv II (FRESS2)
2021	0.00%			6,980	30.08			209,940	1.50%	38.64%
2020	0.00%			1,586	21.69			34,407	2.87%	-6.79%
2019	0.00%			2	23.27			36	2.16%	22.95%
2018	0.00%			1	18.93			20	2.52%	-6.47%
2017	0.00%	to	0.15%	1	10.28	to	20.24	25	1.74%	2.80%	to	3.79%
Fidelity VIP Value -Serv II (FV2)
2021	0.00%			17,388	36.49			634,512	1.76%	29.72%
2020	0.00%			10,881	28.13			306,091	1.43%	6.02%
2019	0.00%			-	26.53			4	1.26%	31.88%		*	***
Fidelity VIP Freedom Income Serv II (FVFI2)
2021	0.00%			14,772	13.68			202,122	1.01%	3.03%
2020	0.00%			10,683	13.28			141,877	0.96%	10.29%
2019	0.00%			12	12.04			146	2.59%	11.63%
2018	0.00%			5	10.79			58	1.72%	-2.26%
2017	0.00%	to	0.15%	4	10.44	to	11.04	49	5.90%	4.40%	to	8.34%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Intl Capital Appreciation - Serv II (FVICA2)
2021	0.00%			22,127	30.13			666,797	0.00%	12.11%
2020	0.00%			15,925	26.88			428,051	0.13%	21.91%
2019	0.00%			19	22.05			430	0.53%	32.93%
2018	0.00%			8	16.59			135	0.53%	-12.96%
2017	0.00%	to	0.15%	8	11.76	to	19.06	153	1.04%	17.60%	to	36.05%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2021	0.00%			67,499	16.15			1,090,303	4.07%	3.53%
2020	0.00%			21,437	15.60			334,456	2.63%	7.16%
2019	0.00%			32	14.56			469	4.19%	10.66%
2018	0.00%			21	13.16			277	3.13%	-2.81%
2017	0.00%	to	0.15%	18	10.38	to	13.54	244	4.90%	3.80%	to	7.55%
First Eagle Overseas Variable (FEOVF)
2021	0.00%			7,840	25.96			203,477	0.95%	4.44%
2020	0.00%			5,445	24.85			135,316	2.75%	6.85%
2019	0.00%			6	23.26			144	0.46%	17.38%
2018	0.00%			2	19.81			43	1.08%	-10.56%
2017	0.00%	to	0.15%	1	10.66	to	22.15	33	0.26%	6.60%	to	14.59%
Franklin Templeton Global Bond II (FTVGI2)
2021	0.00%			30,943	16.18			500,734	0.00%	-4.99%
2020	0.00%			38,603	17.03			657,514	8.28%	-5.28%
2019	0.00%			35	17.98			635	7.87%	2.01%
2018	0.00%			26	17.63			461	0.00%	1.97%
2017	0.00%	to	0.15%	29	9.79	to	17.29	500	0.00%	-2.10%	to	1.89%
Franklin Global Real Estate II (FTVGR2)
2021	0.00%			8,503	31.06			264,157	0.16%	26.79%
2020	0.00%			306	24.50			7,497	3.69%	-5.39%
2019	0.00%			-	25.90			12	2.22%	22.37%
2018	0.00%			-	21.16			8	3.33%	-6.78%
2017	0.00%	to	0.15%	-	10.66	to	22.70	9	3.96%	6.60%	to	10.46%
Franklin Income II (FTVIS2)
2021	0.00%			9,245	32.10			296,795	5.79%	16.75%
2020	0.00%			4,795	27.50			131,846	4.66%	0.69%
2019	0.00%			9	27.31			232	5.94%	16.06%
2018	0.00%			4	23.53			90	5.27%	-4.31%
2017	0.00%	to	0.15%	3	10.60	to	24.59	74	4.62%	6.00%	to	9.68%
Franklin Mutual Shares II (FTVMS2)
2021	0.00%			425	32.44			13,793	2.92%	19.17%
2020	0.00%			430	27.22			11,705	2.02%	-5.04%
2019	0.00%			1	28.67			37	1.39%	22.57%
2018	0.00%			2	23.39			42	2.49%	-9.06%
2017	0.00%	to	0.15%	1	10.33	to	25.72	38	1.18%	3.30%	to	8.34%
Franklin Rising Dividends II (FTVRD2)
2021	0.00%			23,750	24.34			578,029	0.96%	26.79%
2020	0.00%			9,796	19.20			188,044	0.93%	15.97%
2019	0.00%			18	16.55			291	1.24%	29.23%
2018	0.00%			13	12.81			162	1.29%	-5.04%
2017	0.00%	to	0.15%	17	11.27	to	13.49	224	1.69%	12.70%	to	20.55%
Franklin Strategic Income II (FTVSI2)
2021	0.00%			26,101	21.18			552,789	2.85%	2.11%
2020	0.00%			21,016	20.74			435,903	4.97%	3.43%
2019	0.00%			34	20.05			677	7.63%	8.05%
2018	0.00%			13	18.56			237	2.65%	-2.11%
2017	0.00%	to	0.15%	9	10.19	to	18.96	162	2.81%	1.90%	to	4.52%
Franklin U.S. Government Securities II (FTVUG2)
2021	0.00%			3,219	13.55			43,629	2.44%	-1.83%
2020	0.00%			3,241	13.80			44,739	3.25%	3.83%
2019	0.00%			3	13.29			37	2.88%	5.23%
2018	0.00%			3	12.63			35	2.73%	0.32%
2017	0.00%	to	0.15%	3	10.05	to	12.59	36	2.70%	50.00%	to	1.29%
Goldman Sachs VIT Multi-Strategy Alternatives - Adv (GVMSA)
2021	0.00%			3,601	11.13			40,089	1.23%	4.66%
2020	0.00%			5,607	10.64			59,639	1.80%	6.58%
2019	0.00%			6	9.98			56	3.33%	8.60%
2018	0.00%			4	9.19			39	2.26%	-7.08%
2017	0.00%	to	0.15%	4	9.89	to	10.21	42	4.64%	2.10%	to	5.10%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2021	0.00%			149,677	12.99			1,944,036	2.54%	2.50%
2020	0.00%			167,958	12.67			2,128,260	8.06%	0.01%
2019	0.00%			31	12.67			391	3.92%	7.60%
2018	0.00%			51	11.78			604	2.68%	-0.76%
2017	0.00%	to	0.15%	38	10.22	to	11.87	451	2.03%	2.20%	to	3.49%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2021	0.00%			137,412	16.81			2,309,751	1.68%	-0.43%
2020	0.00%			122,272	16.88			2,064,192	1.80%	14.21%
2019	0.00%			105	14.78			1,546	2.70%	4.49%
2018	0.00%			82	14.15			1,159	4.47%	1.14%
2017	0.00%	to	0.15%	69	10.39	to	13.99	959	3.08%	3.90%	to	6.71%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2018	0.00%			22	1.33			29	0.00%	-2.21%		*	***
Guggenheim Rydex Biotechnology (RBF)
2021	0.00%			1,802	68.92			124,164	0.00%	1.42%
2020	0.00%			1,057	67.95			71,825	0.00%	21.31%
2019	0.00%			2	56.01			97	0.00%	24.67%
2018	0.00%			2	44.93			68	0.00%	-9.45%
2017	0.00%	to	0.15%	-	11.16	to	49.62	16	0.00%	11.60%	to	29.45%
Guggenheim Rydex Banking (RBKF)
2020	0.00%			1,561	9.28			14,482	0.00%	-8.46%
2019	0.00%			6	10.13			58	0.00%	28.39%
2017	0.00%	to	0.15%	5	9.77	to	11.24	46	0.00%	12.40%	to	12.56%
Guggenheim Rydex Basic Materials (RBMF)
2021	0.00%			3,658	35.20			128,757	0.39%	22.94%
2017	0.00%	to	0.15%	1	11.38	to	23.85	25	0.24%	13.80%	to	21.44%
Guggenheim Rydex Consumer Products (RCPF)
2019	0.00%			10	34.04			344	0.91%	22.33%
2018	0.00%			10	27.82			276	0.47%	-12.13%
2017	0.00%	to	0.15%	10	10.49	to	31.66	313	0.97%	4.90%	to	11.52%
Guggenheim Rydex Electronics (RELF)
2021	0.00%			7,126	80.43			573,144	0.00%	38.25%
2020	0.00%			5,131	58.18			298,510	0.00%	55.96%
2019	0.00%			8	37.30			308	0.00%	59.28%
2018	0.00%			1	23.42			27	0.00%	-12.71%
2017	0.00%	to	1.50%	1	11.82	to	26.83	35	0.00%	18.20%	to	31.07%
Guggenheim Rydex Energy (RENF)
2020	0.00%			46	7.41			341	0.85%	-34.17%
2019	0.00%			-	11.26			1	0.40%	6.81%
2017	0.00%	to	0.15%	2	10.70	to	14.15	30	0.58%	-6.29%	to	7.00%
Guggenheim Rydex Energy Services (RESF)
2020	0.00%			2,404	3.49			8,393	0.87%	-37.33%
2019	0.00%			4	5.57			21	0.00%	-0.07%
Guggenheim Rydex Financial Services (RFSF)
2017	0.00%	to	0.15%	2	11.22	to	14.62	28	1.13%	12.20%	to	15.57%
Guggenheim Rydex Health Care (RHCF)
2021	0.00%			706	53.52			37,763	0.00%	18.84%
2020	0.00%			1,662	45.03			74,847	0.00%	18.68%
2019	0.00%			-	37.95			19	0.00%	22.57%
2018	0.00%			-	30.96			15	0.00%	1.24%
2017	0.00%	to	0.15%	1	10.91	to	30.58	39	0.00%	9.10%	to	22.86%
Guggenheim Rydex High Yield Strategy (RHYS)
2020	0.00%			12,234	13.36			163,394	0.00%	-0.47%		*	***
Guggenheim Rydex Internet (RINF)
2017	0.00%	to	0.15%	1	11.59	to	39.59	38	0.00%	15.90%	to	33.98%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2021	0.00%			2,624	2.66			6,977	0.00%	0.97%
2020	0.00%			3,182	2.63			8,379	0.50%	-21.09%
2019	0.00%			1	3.34			5	0.00%	-13.29%
2018	0.00%			1	3.85			5	0.00%	3.77%
2017	0.00%	to	0.15%	6	3.71	to	9.30	22	0.00%	-8.85%	to	-7.00%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Leisure (RLF)
2021	0.00%			2,523	38.13			96,178	0.00%	0.92%
2020	0.00%			445	37.78			16,811	0.00%	21.01%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2021	0.00%			2,402	63.24			151,912	0.00%	35.25%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2018	0.00%			7	24.91			171	0.00%	-19.57%
Guggenheim Rydex Nova (RNF)
2021	0.00%			3,886	71.24			276,865	0.35%	42.18%
2020	0.00%			3,955	50.10			198,160	0.88%	20.03%
2019	0.00%			4	41.74			156	0.00%	45.04%
2017	0.00%	to	0.15%	9	11.91	to	32.09	282	0.05%	19.10%	to	31.79%
Guggenheim Rydex NASDAQ-100 (ROF)
2021	0.00%			32,788	103.96			3,408,804	0.00%	25.54%
2020	0.00%			7,256	82.81			600,885	0.46%	44.96%
2019	0.00%			7	57.13			392	0.05%	36.86%
2018	0.00%			25	41.74			1,060	0.00%	-1.81%
2017	0.00%	to	0.15%	1	11.34	to	42.51	60	0.00%	13.40%	to	31.12%
Guggenheim Rydex Precious Metals (RPMF)
2021	0.00%			12,728	16.55			210,681	3.38%	-9.19%
2020	0.00%			10,090	18.23			183,927	13.72%	34.30%
Guggenheim Rydex Real Estate (RREF)
2021	0.00%			37,039	27.39			1,014,666	0.54%	34.07%
2020	0.00%			2,084	20.43			42,582	2.92%	-5.82%
2019	0.00%			2	21.69			45	1.52%	24.43%
2018	0.00%			2	17.43			36	0.65%	-7.34%
2017	0.00%	to	0.15%	3	10.27	to	18.81	63	3.42%	2.70%	to	6.63%
Guggenheim Rydex Retailing (RRF)
2021	0.00%			1,953	50.32			98,254	0.00%	11.75%
2020	0.00%			315	45.03			14,184	0.00%	43.67%
2017	0.00%	to	0.15%	1	10.79	to	26.02	25	0.00%	7.90%	to	12.84%
Guggenheim Long Short Equity (RSRF)
2019	0.00%			2	17.34			35	0.60%	5.54%
2018	0.00%			1	16.43			18	0.00%	-12.93%
Guggenheim Rydex Technology (RTEC)
2021	0.00%			2,909	72.34			210,482	0.00%	20.50%
2020	0.00%			10,362	60.04			622,088	0.00%	49.25%
2019	0.00%			17	40.23			677	0.00%	39.75%
2018	0.00%			1	28.78			25	0.00%	-1.51%
2017	0.00%	to	0.15%	1	11.67	to	29.22	40	0.00%	16.70%	to	32.64%
Guggenheim Rydex Telecommunications (RTEL)
2017	0.00%	to	0.15%	2	10.42	to	15.02	24	1.26%	4.20%	to	5.85%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2021	0.00%			152	94.75			14,385	0.00%	58.29%
2019	0.00%			4	50.69			224	0.00%	62.52%
2018	0.00%			11	31.19			352	0.05%	-15.41%
2017	0.00%	to	0.15%	6	12.57	to	36.87	223	0.00%	25.70%	to	43.52%
Guggenheim Rydex Transportation (RTRF)
2021	0.00%			1,545	52.25			80,735	0.00%	22.17%
2020	0.00%			1,413	42.77			60,431	0.00%	40.62%
2019	0.00%			2	30.41			48	0.00%	22.24%
2017	0.00%	to	0.15%	1	11.66	to	31.12	43	0.00%	16.60%	to	22.04%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2019	0.00%			2	21.48			40	0.85%	16.78%
2018	0.00%			1	18.40			13	1.65%	-5.30%
Guggenheim Rydex Utilities (RUTL)
2019	0.00%			3	30.11			85	0.04%	19.01%
2017	0.00%	to	0.15%	1	10.49	to	24.37	23	1.39%	4.90%	to	10.97%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Multi-Hedge Strategies (RVARS)
2021	0.00%			3,482	12.36			43,045	0.00%	8.10%
2020	0.00%			5,373	11.44			61,443	1.30%	7.39%
2019	0.00%			5	10.65			57	1.57%	5.01%
2018	0.00%			15	10.14			156	0.00%	-5.06%
2017	0.00%	to	0.15%	14	10.28	to	10.68	146	0.00%	280.00%	to	3.69%
Guggenheim Rydex Commodities Strategy (RVCMD)
2021	0.00%			34,928	3.02			105,598	0.00%	39.54%		*	***
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2021	0.00%			896	459.49			411,753	0.00%	53.45%
2020	0.00%			4,519	299.44			1,353,172	0.27%	86.87%
2019	0.00%			4	160.24			712	0.19%	80.50%
2018	0.00%			5	88.78			449	0.00%	-9.31%
2017	0.00%	to	0.15%	4	12.70	to	97.89	385	0.00%	27.00%	to	69.48%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2021	0.00%			7,236	57.81			418,348	0.00%	27.59%
2020	0.00%			1,636	45.31			74,131	0.00%	27.32%
2019	0.00%			1	35.59			19	0.00%	26.60%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2021	0.00%			4,261	33.84			144,192	0.32%	32.32%
2020	0.00%			5,006	25.58			128,041	0.49%	-10.56%
2019	0.00%			8	28.60			218	0.75%	23.27%
2018	0.00%			-	23.20			8	0.41%	-13.30%
2017	0.00%	to	0.15%	2	11.31	to	26.76	51	0.47%	13.10%	to	15.84%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020	0.00%			19,587	28.75			563,138	0.00%	7.42%
Guggenheim Global Managed Futures Strategy (RVMFU)
2021	0.00%			13,860	7.72			107,063	0.00%	0.94%
2020	0.00%			10,535	7.65			80,623	3.75%	2.60%
2019	0.00%			10	7.46			76	0.86%	8.14%
2018	0.00%			10	6.90			66	0.00%	-8.97%
2017	0.00%	to	0.15%	9	7.58	to	10.55	65	1.87%	5.50%	to	8.75%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	0.00%			6,897	35.59			245,489	0.00%	15.76%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2021	0.00%			409	28.35			11,603	0.00%	43.41%
2020	0.00%			12,940	19.77			255,847	0.00%	-5.97%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2021	0.00%			457	8.37			3,825	0.00%	11.10%
2018	0.00%			-	8.38			2	0.00%	11.73%		*	***
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2019	0.00%			1	28.98			16	0.81%	32.70%
2018	0.00%			1	21.84			12	1.30%	-7.10%
2017	0.00%	to	0.15%	1	11.44	to	23.51	15	1.02%	14.40%	to	24.66%
Guggenheim Var Ser High Yield Ser P (SBLP)
2019	0.00%			13	16.47			208	7.36%	11.71%
2018	0.00%			8	14.74			123	5.79%	-4.10%
2017	0.00%	to	0.15%	10	10.29	to	15.37	160	7.93%	2.90%	to	6.22%
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2021	0.00%			916	27.54			25,221	0.75%	26.18%
2020	0.00%			917	21.82			20,013	1.07%	-0.97%
2019	0.00%			1	22.04			20	0.80%	22.58%
2018	0.00%			1	17.98			17	0.32%	-12.68%
2017	0.00%	to	0.15%	1	10.32	to	20.59	19	0.00%	3.20%	to	3.73%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2021	0.00%			1,423	55.87			79,499	0.58%	27.77%
2020	0.00%			1,423	43.73			62,223	1.29%	37.87%
2019	0.00%			1	31.72			45	1.96%	33.92%
2018	0.00%			1	23.68			34	1.59%	-3.66%
2017	0.00%	to	0.15%	1	11.64	to	24.58	35	1.57%	16.40%	to	30.12%
Invesco V.I. Comstock I (ACC1)
2021	0.00%			13,197	34.61			456,742	1.24%	33.36%
2020	0.00%			12,418	25.95			322,265	0.00%	-0.85%		*	***

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Growth and Income I (ACGI)
2021	0.00%			1,089	33.15			36,093	1.51%	28.51%		*	***
Invesco V.I. High Yield I (AVHY1)
2021	0.00%			4,194	26.35			110,487	0.00%	4.38%
Invesco V.I. International Growth I (AVIE)
2021	0.00%			6,428	17.86			114,813	1.23%	5.89%
2020	0.00%			6,664	16.87			112,409	2.72%	14.00%
2019	0.00%			4	14.80			62	0.14%	28.57%
2018	0.00%			2	11.51			19	2.07%	-14.99%
2017	0.00%	to	0.15%	2	11.12	to	13.54	22	1.43%	11.20%	to	23.09%
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2021	0.00%			18,369	16.79			308,453	3.09%	9.26%
2020	0.00%			24,466	15.37			376,011	7.86%	9.99%
2019	0.00%			23	13.97			324	0.00%	14.88%
2018	0.00%			24	12.16			295	2.22%	-6.75%
2017	0.00%	to	0.15%	6	10.69	to	13.04	72	6.40%	6.90%	to	9.86%
Invesco V.I. Core Plus Bond I (IVCPBI)
2021	0.00%			127,110	12.88			1,636,632	1.97%	-0.66%
2020	0.00%			78,080	12.96			1,011,966	2.44%	9.72%
2019	0.00%			36	11.81			422	2.77%	11.06%
2018	0.00%			26	10.64			274	3.71%	-2.30%
2017	0.00%	to	0.15%	17	10.31	to	10.89	184	0.00%	3.10%	to	6.35%
Invesco V.I. Diversified Dividend I (IVDDI)
2021	0.00%			7,752	28.36			219,832	2.24%	18.89%
2020	0.00%			8,096	23.85			193,111	3.00%	0.14%
2019	0.00%			15	23.82			357	2.54%	25.09%
2018	0.00%			18	19.04			340	2.34%	-7.57%
2017	0.00%	to	0.15%	14	10.59	to	20.60	290	1.72%	5.90%	to	8.59%
Invesco V.I. Government Money Market I (IVGMMI)
2021	0.00%			740,319	10.46			7,740,164	0.01%	0.01%
2020	0.00%			438,592	10.45			4,585,262	0.26%	0.29%
2019	0.00%			539	10.42			5,623	1.93%	1.89%
2018	0.00%			1,177	10.23			12,046	1.57%	1.59%
2017	0.00%	to	0.15%	798	10.03	to	10.07	8,035	0.61%	0.30%	to	0.50%
Invesco V.I. Government Securities I (IVGS1)
2021	0.00%			289	15.42			4,451	2.74%	-2.27%
2020	0.00%			247	15.78			3,898	2.43%	6.27%
2019	0.00%			-	14.85			4	0.32%	6.07%
2018	0.00%			34	14.00			482	2.64%	0.57%
2017	0.00%	to	0.15%	-	10.10	to	13.92	4	2.34%	1.00%	to	1.98%
Invesco V.I. Health Care I (IVHS)
2021	0.00%			2,900	48.94			141,921	0.20%	12.30%
2020	0.00%			2,317	43.58			100,971	0.32%	14.46%
2019	0.00%			2	38.07			88	0.05%	32.50%
2018	0.00%			-	28.73			13	0.00%	0.88%
2017	0.00%	to	0.15%	-	10.34	to	28.48	13	0.85%	3.40%	to	15.87%
Invesco V.I. Equity and Income I (IVKEI1)
2021	0.00%			34,382	28.07			964,922	1.94%	18.65%
2020	0.00%			33,820	23.65			799,960	2.69%	9.95%
2019	0.00%			28	21.51			592	2.43%	20.36%
2018	0.00%			30	17.87			540	2.38%	-9.52%
2017	0.00%	to	0.15%	23	10.78	to	19.75	458	2.37%	7.80%	to	11.02%
Invesco V.I. Main Street Mid Cap II (IVMCC2)
2021	0.00%			766	35.68			27,324	0.26%	22.86%
2020	0.00%			770	29.04			22,363	0.50%	8.94%
2019	0.00%			1	26.66			21	0.17%	25.04%
2018	0.00%			-	21.32			6	0.04%	-11.61%
2017	0.00%	to	0.15%	-	10.79	to	24.12	7	0.17%	7.90%	to	14.64%
Invesco V.I. Global Real Estate I (IVRE)
2021	0.00%			9,179	27.54			252,748	2.16%	25.71%
2020	0.00%			12,115	21.90			265,373	5.24%	-12.32%
2019	0.00%			10	24.98			241	4.44%	23.00%
2018	0.00%			7	20.31			138	3.73%	-6.15%
2017	0.00%	to	0.15%	3	10.78	to	21.64	71	3.61%	7.80%	to	13.06%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Technology I (IVT)
2021	0.00%			6,394	69.56			444,780	0.00%	14.41%
2020	0.00%			7,270	60.80			442,004	0.00%	46.11%
2019	0.00%			9	41.61			378	0.00%	35.88%
2018	0.00%			8	30.62			244	0.00%	-0.46%
2017	0.00%	to	0.15%	3	11.47	to	30.76	101	0.00%	14.70%	to	35.15%
Invesco V.I. Main Street II (OVGIS)
2021	0.00%			1,404	41.50			58,274	0.50%	27.23%
2018	0.00%			2	21.78			36	1.84%	-8.10%
Invesco V.I. Global II (OVGSS)
2021	0.00%			6,329	37.15			235,105	0.00%	15.17%
2020	0.00%			6,582	32.25			212,302	0.41%	27.34%
2019	0.00%			9	25.33			216	0.57%	31.45%
2018	0.00%			2	19.27			34	0.53%	-13.39%
2017	0.00%	to	0.15%	3	11.79	to	22.25	62	0.61%	17.90%	to	36.34%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2021	0.00%			4,431	25.00			110,757	0.00%	10.12%
2020	0.00%			5,713	22.70			129,680	0.70%	21.04%
2019	0.00%			3	18.75			65	0.79%	27.95%
2018	0.00%			4	14.66			56	0.61%	-19.54%
2017	0.00%	to	0.15%	3	11.23	to	18.22	51	0.95%	12.30%	to	26.44%
Invesco V.I. Global Strategic Income II (OVSBS)
2020	0.00%			9,705	13.86			134,468	4.43%	2.99%
2019	0.00%			2	13.45			21	3.38%	10.61%
2018	0.00%			2	12.16			19	4.54%	-4.55%
2017	0.00%	to	0.15%	2	10.29	to	12.74	20	0.00%	2.90%	to	5.99%
Invesco V.I. Core Bond II (OVTRBS)
2021	0.00%			64,743	14.87			962,966	1.20%	-1.85%
2020	0.00%			8,772	15.15			132,929	2.03%	9.43%
2019	0.00%			14	13.85			189	3.32%	9.25%
2018	0.00%			14	12.68			182	2.98%	-1.25%
2017	0.00%	to	0.15%	9	10.25	to	12.84	117	1.96%	2.50%	to	4.31%
Delaware Ivy VIP Asset Strategy - Class 2 (WRASP)
2021	0.00%			271	21.70			5,884	1.42%	10.44%
Delaware Ivy VIP Corporate Bond - Class 2 (WRBDP)
2021	0.00%			94,884	16.00			1,517,792	2.04%	-0.85%
2020	0.00%			93,121	16.13			1,502,294	1.83%	10.97%
2019	0.00%			54	14.54			791	0.00%	12.18%		*	***
Delaware Ivy VIP Balanced - Class 2 (WRBP)
2021	0.00%			2,512	31.97			80,307	0.90%	15.97%
2020	0.00%			4,210	27.57			116,063	0.00%	14.11%
2019	0.00%			2	24.16			40	0.00%	22.09%
Delaware Ivy VIP Energy - Class 2 (WRENG)
2020	0.00%			308	5.26			1,620	0.88%	-36.83%
Delaware Ivy VIP Global Bond - Class 2 (WRGBP)
2021	0.00%			580	13.81			8,006	4.27%	-0.84%
2020	0.00%			16,045	13.93			223,447	3.79%	8.15%
2019	0.00%			10	12.88			133	3.07%	9.42%
2018	0.00%			9	11.77			106	2.56%	-0.17%
2017	0.00%	to	0.15%	3	10.21	to	11.79	38	1.63%	2.10%	to	4.24%
Delaware Ivy VIP Natural Resources - Class 2 (WRGNR)
2021	0.00%			9,424	7.70			72,587	1.67%	26.68%
2020	0.00%			7,967	6.08			48,443	2.29%	-11.99%
2019	0.00%			8	6.91			55	0.98%	9.46%
2018	0.00%			8	6.31			50	0.31%	-23.24%		*	***
Delaware Ivy VIP High Income - Class 2 (WRHIP)
2021	0.00%			6,131	23.52			144,205	7.11%	6.06%
2020	0.00%			20,790	22.18			461,062	71.26%	6.03%
2019	0.00%			2	20.92			34	5.35%	11.19%
2018	0.00%			5	18.81			99	4.86%	-2.13%
2017	0.00%	to	0.15%	1	10.30	to	19.22	15	3.03%	3.00%	to	6.72%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Delaware Ivy VIP Limited-Term Bond - Class 2 (WRLTBP)
2021	0.00%			19,446	11.40			221,612	0.97%	-0.49%
2020	0.00%			2,915	11.45			33,383	2.58%	4.14%
2019	0.00%			3	11.00			28	1.80%	4.23%
2018	0.00%			3	10.55			27	1.66%	0.76%
2017	0.00%	to	0.15%	3	10.04	to	10.47	27	0.77%	0.40%	to	1.45%
Delaware Ivy VIP Mid Cap Growth - Class 2 (WRMCG)
2021	0.00%			7,147	66.19			473,047	0.00%	16.36%
2020	0.00%			1,581	56.89			89,935	0.00%	49.00%
Delaware Ivy VIP Science and Technology - Class 2 (WRSTP)
2021	0.00%			1,049	67.25			70,525	0.00%	15.17%
2020	0.00%			6,290	58.39			367,287	0.00%	35.36%
2019	0.00%			8	43.14			349	0.00%	49.48%
2018	0.00%			1	28.86			42	0.00%	-5.22%
2017	0.00%	to	0.15%	1	11.58	to	30.45	45	0.00%	15.80%	to	32.10%
Delaware Ivy VIP Value - Class 2 (WRVP)
2021	0.00%			942	37.39			35,200	1.91%	31.18%
2020	0.00%			1,204	28.50			34,316	1.98%	1.98%
2019	0.00%			1	27.95			35	0.00%	26.33%		*	***
Janus Henderson Balanced - Inst (JABIN)
2021	0.00%			93,533	37.38			3,496,076	0.92%	17.20%
2020	0.00%			82,731	31.89			2,638,596	2.40%	14.31%
2019	0.00%			91	27.90			2,536	1.92%	22.59%
2018	0.00%			62	22.76			1,401	2.27%	0.66%
2017	0.00%	to	0.15%	51	11.13	to	22.61	1,157	1.79%	11.30%	to	18.44%
Janus Henderson Enterprise - Inst (JAEI)
2021	0.00%			14,022	63.76			894,099	0.31%	16.83%
2020	0.00%			15,825	54.58			863,675	0.11%	19.47%
2019	0.00%			21	45.68			970	0.20%	35.49%
2018	0.00%			16	33.72			542	0.24%	-0.41%
2017	0.00%	to	0.15%	17	11.61	to	33.86	572	0.60%	16.10%	to	27.44%
Janus Henderson Flexible Bond - Serv (JAFBS)
2021	0.00%			9,269	13.54			125,536	1.48%	-1.11%
2020	0.00%			15,356	13.70			210,312	2.56%	10.25%
2019	0.00%			13	12.42			161	2.85%	9.28%
2018	0.00%			13	11.37			150	2.54%	-1.30%
2017	0.00%	to	0.15%	30	10.16	to	11.52	341	2.54%	1.60%	to	3.41%
Janus Henderson Forty - Inst (JAFRIN)
2021	0.00%			37,200	66.09			2,458,457	0.00%	22.90%
2020	0.00%			26,514	53.77			1,425,779	0.67%	39.40%
2019	0.00%			37	38.58			1,411	0.16%	37.16%
2018	0.00%			25	28.12			690	0.00%	1.96%
2017	0.00%	to	0.15%	20	11.26	to	27.58	545	0.00%	12.60%	to	30.34%
Janus Henderson Global Research - Inst (JAGRIN)
2021	0.00%			2,735	33.39			91,322	0.52%	18.09%
2020	0.00%			2,741	28.28			77,505	0.80%	20.06%
2019	0.00%			3	23.55			59	1.38%	29.04%
2018	0.00%			1	18.25			21	1.74%	-6.89%
2017	0.00%	to	0.15%	-	11.39	to	19.60	5	0.00%	13.90%	to	27.03%
Janus Henderson Overseas - Inst (JAIG)
2021	0.00%			8,192	20.09			164,564	1.06%	13.58%
2020	0.00%			4,631	17.69			81,907	1.28%	16.30%
2019	0.00%			2	15.21			25	1.80%	27.02%
2018	0.00%			1	11.97			17	1.93%	-14.99%
2017	0.00%	to	0.15%	1	11.44	to	14.08	20	1.70%	14.40%	to	31.10%
Janus Henderson Research - Inst (JARIN)
2021	0.00%			3,946	53.74			212,058	0.09%	20.33%
2020	0.00%			1,310	44.66			58,509	0.54%	32.95%
2019	0.00%			1	33.59			44	0.45%	35.52%
2018	0.00%			5	24.79			131	0.55%	-2.56%
2017	0.00%	to	0.15%	6	11.28	to	25.44	146	0.43%	12.80%	to	27.84%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson U.S. Low Volatility - Serv (JIULVV)
2021	0.00%			3,661	18.38			67,308	1.11%	21.34%
2020	0.00%			38,424	15.15			582,169	2.03%	3.51%
2019	0.00%			25	14.64			366	1.17%	28.05%
2018	0.00%			3	11.43			34	1.84%	-4.59%
2017	0.00%	to	0.15%	1	10.98	to	11.98	17	2.14%	9.80%	to	15.41%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2021	0.00%			12,816	28.97			371,328	0.46%	19.73%
2020	0.00%			12,117	24.20			293,228	1.29%	-0.92%
2019	0.00%			8	24.42			205	1.36%	30.35%
2018	0.00%			5	18.74			95	1.13%	-13.64%
2017	0.00%	to	0.15%	4	11.01	to	21.70	85	0.83%	10.10%	to	13.97%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2021	0.10%			45,867	16.07			736,882	2.55%	11.14%
2020	0.10%			42,910	14.46			620,305	2.50%	3.62%
2019	0.10%			41	13.95			569	3.65%	10.78%
2018	0.10%			29	12.59			364	4.76%	-13.59%
2017	0.10%	to	0.25%	3	11.57	to	14.57	42	1.54%	15.70%	to	32.58%
JPMorgan Global Allocation Class 2 (JPIGA2)
2021	0.00%			44,595	16.62			741,043	0.87%	9.26%
2020	0.00%			36,491	15.21			554,963	1.54%	15.40%
2019	0.00%			40	13.18			531	1.89%	16.58%
2018	0.00%			20	11.30			229	0.00%	-6.38%
2017	0.00%	to	0.15%	42	10.94	to	12.07	510	1.52%	9.40%	to	16.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2021	0.00%			4,663	14.38			67,073	2.96%	8.22%
2020	0.00%			20,425	13.29			271,502	2.66%	5.21%
2019	0.00%			54	12.63			687	1.41%	14.27%
2018	0.00%			18	11.06			196	0.00%	-4.90%
2017	0.00%	to	0.15%	18	10.71	to	11.63	206	3.54%	7.10%	to	11.72%
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
2021	0.00%			7,772	30.03			233,378	1.69%	5.47%
2020	0.00%			9,460	28.47			269,325	2.28%	-1.27%
2019	0.00%			12	28.84			338	0.80%	18.14%
2018	0.00%			12	24.41			301	1.78%	-18.55%
2017	0.00%	to	0.15%	7	11.32	to	29.97	221	2.43%	13.20%	to	27.80%
Lazard Retirement Global Dynamic Multi-Asset - Service (LZRGDM)
2019	0.00%			4	17.42			69	0.05%	17.79%		*	***
Lazard Retirement International Equity - Service (LZRIES)
2021	0.00%			10,356	23.44			242,726	0.95%	5.83%
2020	0.00%			10,370	22.15			229,648	1.66%	8.24%
2019	0.00%			13	20.46			262	0.34%	21.00%
2018	0.00%			14	16.91			239	0.58%	-13.90%
2017	0.00%	to	0.15%	55	11.25	to	19.64	1,088	2.99%	12.50%	to	22.37%
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
2021	0.00%			4,760	40.54			192,976	0.05%	19.87%
2020	0.00%			5,420	33.82			183,312	0.19%	6.76%
2019	0.00%			5	31.68			161	0.00%	29.93%
2018	0.00%			7	24.38			171	0.03%	-13.24%
2017	0.00%	to	0.15%	7	11.22	to	28.10	208	0.31%	12.20%	to	13.95%
LMCBV Aggressive Growth I (LPVCAI)
2021	0.00%			1,637	36.13			59,154	0.10%	10.30%
2020	0.00%			722	32.76			23,652	0.84%	18.02%
2019	0.00%			1	27.76			21	0.98%	25.07%
2018	0.00%			1	22.19			18	0.70%	-8.34%
2017	0.00%	to	0.15%	-	10.59	to	24.21	8	0.88%	5.80%	to	16.28%
LMCBV Dividend Strategy I (LPVCII)
2021	0.00%			10,104	35.82			361,894	1.56%	26.80%
2020	0.00%			9,965	28.25			281,477	2.16%	7.67%
LM QS Dynamic Multi Strategy II (LPVQD2)
2021	0.00%			1,118	15.28			17,079	2.37%	12.65%
2020	0.00%			1,128	13.56			15,300	1.68%	-8.31%
2019	0.00%			1	14.79			17	2.09%	15.51%
2018	0.00%			1	12.81			15	2.17%	-7.24%		*	***

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
LMCBV Large Cap Growth I (LVCLGI)
2021	0.00%			13,854	57.67			798,915	0.00%	21.94%
2020	0.00%			14,137	47.29			668,563	0.02%	30.74%
2019	0.00%			7	36.17			250	0.43%	32.16%
2018	0.00%			2	27.37			62	0.29%	0.00%
2017	0.00%	to	0.15%	3	11.43	to	27.37	76	0.30%	14.30%	to	25.78%
LMCBV Small Cap Growth II (SBVSG2)
2021	0.00%			43,475	40.24			1,749,483	0.00%	12.31%
2020	0.00%			37,979	35.83			1,360,769	0.00%	42.91%
2019	0.00%			34	25.07			861	0.00%	26.55%
2018	0.00%			24	19.81			480	0.00%	3.18%
2017	0.00%	to	0.15%	6	11.48	to	19.20	109	0.00%	14.80%	to	23.95%
LMWAV Global High Yield Bond I (SBVHY)
2021	0.00%			2,903	25.97			75,384	3.63%	1.33%
2020	0.00%			2,977	25.63			76,298	1.70%	7.32%
2019	0.00%			3	23.88			71	4.55%	14.39%
2018	0.00%			3	20.88			62	4.35%	-3.91%
2017	0.00%	to	0.15%	5	10.36	to	21.73	99	9.60%	3.60%	to	8.65%
Lord Abbett Bond Debenture VC (LOVBD)
2021	0.00%			32,660	23.91			780,865	1.28%	3.28%
2020	0.00%			120,747	23.15			2,795,339	11.29%	7.30%
2019	0.00%			83	21.57			1,780	6.19%	13.35%
2018	0.00%			7	19.03			142	1.77%	-4.03%
2017	0.00%	to	0.15%	54	10.51	to	19.83	1,068	5.85%	5.10%	to	9.20%
Lord Abbett Dividend Growth VC (LOVCDG)
2021	0.00%			10,071	49.89			502,452	0.74%	25.62%
2020	0.00%			9,964	39.72			395,739	1.06%	15.42%
2019	0.00%			10	34.41			329	1.52%	26.45%
2017	0.00%	to	0.15%	12	11.31	to	28.55	348	1.76%	13.10%	to	19.11%
MainStay VP MacKay Convertible Service (MNCPS)
2021	0.00%			51,028	18.67			952,762	1.02%	8.98%
2020	0.00%			71,961	17.13			1,232,931	0.45%	35.70%
2019	0.00%			57	12.63			719	1.19%	22.15%
2018	0.00%			21	10.34			214	1.37%	-2.45%
2017	0.00%	to	0.15%	8	10.59	to	10.60	87	3.98%	5.90%	to	6.00%	****
MFS VIT Growth Series - Service (MEGSS)
2021	0.00%			14,903	30.27			451,150	0.00%	23.24%
2020	0.00%			17,141	24.56			421,051	0.00%	31.54%
2019	0.00%			8	18.67			150	0.00%	37.78%
2018	0.00%			6	13.55			81	0.00%	2.34%
2017	0.00%	to	0.15%	18	11.50	to	13.24	236	0.00%	15.00%	to	31.09%
MFS VIT New Discovery Series - Service (MNDSC)
2021	0.00%			19,212	16.72			321,170	0.00%	1.57%
2020	0.00%			3,835	16.46			63,117	0.00%	64.58%		*	***
MFS VIT Value Series - Service (MVFSC)
2021	0.00%			8,225	19.21			157,965	0.79%	25.16%
2020	0.00%			24,003	15.34			368,319	1.00%	3.22%
2019	0.00%			13	14.87			187	2.04%	29.51%
2018	0.00%			9	11.48			101	1.31%	-10.38%
2017	0.00%	to	0.15%	18	11.16	to	12.81	233	1.72%	11.60%	to	17.42%
NVIT DoubleLine Total Return Tactical Cl Y (DTRTFY)
2021	0.25%			136,489	11.08			1,512,773	2.47%	-0.25%
2020	0.25%			141,016	11.11			1,566,865	2.75%	3.83%
2019	0.25%			131	10.70			1,401	4.75%	6.77%
2018	0.25%			46	10.02			461	3.15%	0.30%
2017	0.25%	to	0.40%	12	9.99			118	3.95%	-0.10%		*	***
NVIT S&P 500 Index - Class Y (GVEXD)
2021	0.25%			239,147	29.21			6,984,774	2.59%	28.17%
2020	0.25%			157,921	22.79			3,598,528	2.29%	17.94%
2019	0.25%			75	19.32			1,458	2.17%	31.00%
2018	0.25%			76	14.75			1,116	2.24%	-4.78%
2017	0.25%	to	0.40%	64	11.31	to	15.49	996	3.46%	13.10%	to	21.30%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
NVIT International Index - Class Y (GVIXY)
2021	0.25%			109,077	14.64			1,597,394	2.63%	10.71%
2020	0.25%			133,893	13.23			1,771,171	2.45%	7.39%
2019	0.25%			164	12.32			2,014	3.87%	21.58%
2018	0.25%			138	10.13			1,398	3.60%	-13.86%
2017	0.25%	to	0.40%	83	11.26	to	11.76	978	4.20%	12.60%	to	24.84%
NVIT Mid Cap Index - Class Y (MCIFD)
2021	0.25%			61,169	23.12			1,414,503	1.70%	24.12%
2020	0.25%			40,344	18.63			751,618	1.39%	13.00%
2019	0.25%			42	16.49			692	1.71%	25.58%
2018	0.25%			32	13.13			414	1.59%	-11.52%
2017	0.25%	to	0.40%	15	11.01	to	14.84	222	1.95%	10.10%	to	15.67%
NVIT Bond Index - Class Y (NVBXD)
2021	0.25%			23,495	12.55			294,949	1.98%	-2.18%
2020	0.25%			25,314	12.83			324,855	2.21%	7.07%
2019	0.25%			28	11.99			333	2.64%	8.35%
2018	0.25%			28	11.06			312	3.78%	-0.54%
2017	0.25%	to	0.40%	6	10.17	to	11.12	66	5.76%	1.70%	to	3.06%
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2021	0.25%			5,629	15.44			86,887	3.66%	22.11%		*	***
NVIT Columbia Overseas Value Class X (NVMIVX)
2021	0.00%			709	13.03			9,235	0.47%	10.58%		*	***
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2021	0.00%			10,013	14.35			143,689	0.77%	24.20%
2020	0.00%			18,749	11.55			216,625	2.24%	-1.07%
2019	0.00%			19	11.68			217	2.60%	23.97%
2018	0.00%			16	9.42			148	2.98%	-13.10%
2017	0.00%	to	0.15%	5	10.83	to	10.84	49	0.00%	8.30%	to	8.40%	****
NVIT Small Cap Index - Class Y (NVSIXD)
2021	0.25%			126,330	20.86			2,634,734	1.18%	14.26%
2020	0.25%			85,160	18.25			1,554,446	1.52%	19.42%
2019	0.25%			43	15.29			656	1.68%	25.09%
2018	0.25%			22	12.22			267	2.03%	-11.32%
2017	0.25%	to	0.40%	11	10.98	to	13.78	145	2.42%	9.80%	to	14.26%
NVIT Government Money Market - Class Y (SAMY)
2021	0.00%			638,734	10.15			6,483,891	0.00%	0.00%
2020	0.00%			773,607	10.15			7,853,007	0.12%	0.29%
2019	0.00%			60	10.12			608	1.06%	1.21%		*	***
NVIT AQR Large Cap Defensive Style Class 1 (TRF)
2021	0.00%			640	17.34			11,090	1.07%	21.88%
2020	0.00%			287	14.22			4,082	0.00%	10.35%		*	***
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2021	0.00%			7,612	68.95			524,874	0.00%	12.99%
2020	0.00%			7,650	61.03			466,844	0.00%	39.98%
2019	0.00%			3	43.60			112	0.00%	32.75%
2018	0.00%			3	32.84			114	0.00%	-6.41%
2017	0.00%	to	0.15%	4	11.46	to	35.09	129	0.00%	14.60%	to	25.28%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2021	0.00%			2,174	36.02			78,304	0.62%	32.80%
2020	0.00%			2,151	27.12			58,341	0.95%	-2.62%
2019	0.00%			4	27.85			120	0.75%	16.74%
2018	0.00%			7	23.86			157	0.44%	-15.27%
2017	0.00%	to	0.15%	8	10.89	to	28.16	232	0.85%	8.90%	to	16.75%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2018	0.00%			1	26.80			20	0.49%	-5.73%
2017	0.00%			1	28.43			21	0.53%	18.41%
Neuberger Berman AMT Short Duration Bond I (AMTB)
2021	0.00%			44,659	13.54			604,563	3.65%	0.74%
2020	0.00%			5,233	13.44			70,319	1.65%	3.46%
2019	0.00%			9	12.99			123	2.01%	3.69%
2018	0.00%			9	12.53			115	1.58%	1.05%
2017	0.00%	to	0.15%	7	10.02	to	12.40	87	1.29%	0.20%	to	0.90%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT US Equity Index PutWrite Strategy - Class S (NBARMS)
2021	0.00%			2,167	13.47			29,189	0.27%	17.94%
2020	0.00%			2,975	11.42			33,973	0.86%	8.26%
2019	0.00%			3	10.55			31	0.16%	15.26%
2018	0.00%			3	9.15			27	0.00%	-6.82%
2017	0.00%	to	0.15%	3	9.82	to	10.57	29	0.00%	5.70%	to	6.74%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2021	0.00%			35,997	13.89			500,004	0.64%	14.04%
2020	0.00%			21,073	12.18			256,674	2.00%	5.40%
2019	0.00%			23	11.56			261	1.57%	15.12%
2018	0.00%			21	10.04			215	1.00%	-8.48%
2017	0.00%	to	0.15%	19	10.70	to	10.97	213	0.83%	7.00%	to	10.58%
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2021	0.00%			8,679	16.87			146,460	1.06%	8.57%
2020	0.00%			13,582	15.54			211,096	2.34%	5.90%		*	***
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2021	0.00%			721	10.88			7,848	0.35%	-2.39%
2020	0.00%			721	11.15			8,039	2.29%	2.42%
2019	0.00%			1	10.89			7	4.33%	2.95%
2018	0.00%			1	10.57			7	1.83%	-6.13%
2017	0.00%	to	0.15%	1	10.04	to	11.26	13	1.48%	0.40%	to	2.93%
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
2021	0.00%			481	17.98			8,647	1.26%	30.30%
2020	0.00%			490	13.80			6,761	2.16%	-7.25%
2019	0.00%			4	14.88			57	1.42%	-2.84%
2018	0.00%			4	15.31			59	1.94%	-8.05%		*	***
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
2021	0.00%			304	26.01			7,894	0.00%	29.66%
2020	0.00%			304	20.06			6,098	0.18%	-1.20%
2019	0.00%			-	20.30			6	0.80%	7.87%
2018	0.00%			-	18.82			6	0.31%	-2.64%
2017	0.00%	to	0.15%	-	11.30	to	19.33	6	1.37%	13.00%	to	20.89%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2021	0.00%			1,147	13.24			15,188	2.08%	1.29%
2020	0.00%			1,349	13.07			17,635	4.84%	4.81%
2019	0.00%			2	12.47			19	5.17%	4.93%
2018	0.00%			39	11.89			462	2.97%	1.02%
2017	0.00%	to	0.15%	5	10.24	to	11.77	58	1.75%	2.40%	to	5.09%
PIMCO VIT All Asset - Admin (PMVAAA)
2021	0.00%			2,164	24.05			52,051	11.21%	16.23%
2020	0.00%			2,025	20.69			41,905	5.02%	8.01%
2019	0.00%			1	19.16			26	0.65%	11.90%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2021	0.00%			51,815	23.47			1,216,185	4.43%	-2.56%
2020	0.00%			13,712	24.09			330,306	5.26%	6.71%
2019	0.00%			15	22.58			333	4.53%	14.77%
2018	0.00%			13	19.67			255	4.07%	-4.75%
2017	0.00%	to	0.15%	16	10.38	to	20.65	333	5.05%	3.80%	to	9.90%
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
2021	0.00%			1,157	14.93			17,272	5.85%	-7.52%
2018	0.00%			1	13.62			18	4.46%	-3.95%		*	***
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2021	0.00%			28,378	21.50			610,114	1.55%	-1.96%
2020	0.00%			25,207	21.93			552,754	6.02%	5.56%
2019	0.00%			26	20.77			551	1.77%	7.01%
2018	0.00%			19	19.41			370	1.34%	2.10%
2017	0.00%	to	0.15%	11	10.18	to	19.01	211	5.04%	1.80%	to	2.76%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2021	0.00%			21,611	18.24			394,145	4.72%	-4.16%
2020	0.00%			7,475	19.03			142,243	2.39%	10.12%
2019	0.00%			6	17.28			112	2.39%	6.12%
2018	0.00%			2	16.28			36	8.07%	-4.24%
2017	0.00%	to	0.15%	2	10.49	to	17.00	39	1.98%	4.90%	to	8.63%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT High Yield - Admin (PMVHYA)
2021	0.00%			26,431	25.16			665,037	4.45%	3.63%
2020	0.00%			16,783	24.28			407,484	4.84%	5.75%
2019	0.00%			19	22.96			442	4.98%	14.72%
2018	0.00%			16	20.01			312	5.20%	-2.68%
2017	0.00%	to	0.15%	10	10.30	to	20.56	204	4.84%	3.00%	to	6.64%
PIMCO VIT Income - Admin (PMVID)
2021	0.00%			332,533	13.50			4,488,930	2.88%	2.00%
2020	0.00%			292,327	13.24			3,868,988	4.64%	6.51%
2019	0.00%			343	12.43			4,260	3.47%	8.57%
2018	0.00%			89	11.45			1,016	3.19%	0.44%
2017	0.00%	to	0.15%	60	10.47	to	11.40	684	2.61%	4.70%	to	8.06%
PIMCO VIT Low Duration - Admin (PMVLDA)
2021	0.00%			107,753	15.18			1,635,456	0.53%	-0.93%
2020	0.00%			95,025	15.32			1,455,767	1.15%	2.99%
2019	0.00%			71	14.87			1,061	2.56%	4.03%
2018	0.00%			14	14.30			196	1.85%	0.35%
2017	0.00%	to	0.15%	21	10.07	to	14.25	296	1.34%	70.00%	to	1.35%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2021	0.00%			29,577	26.32			778,577	1.54%	-4.78%
2020	0.00%			18,377	27.65			508,048	1.58%	17.39%
2019	0.00%			5	23.55			129	2.06%	13.32%
2018	0.00%			5	20.78			114	2.40%	-2.40%
2017	0.00%	to	0.15%	5	10.59	to	21.29	117	2.18%	5.90%	to	8.96%
PIMCO VIT Real Return - Admin (PMVRRA)
2021	0.00%			89,247	20.14			1,797,859	4.89%	5.59%
2020	0.00%			71,647	19.08			1,366,949	1.38%	11.71%
2019	0.00%			18	17.08			308	1.67%	8.44%
2018	0.00%			18	15.75			287	2.55%	-2.23%
2017	0.00%	to	0.15%	18	10.16	to	16.11	294	2.43%	1.60%	to	3.67%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2021	0.00%			6,932	8.98			62,282	4.66%	33.34%
2020	0.00%			3,529	6.74			23,779	6.66%	1.35%
2019	0.00%			5	6.65			31	4.17%	11.43%
2018	0.00%			6	5.97			38	2.12%	-14.10%
2017	0.00%	to	0.15%	8	6.95	to	10.54	58	11.01%	2.21%	to	5.40%
PIMCO VIT Total Return - Admin (PMVTRA)
2021	0.00%			180,284	21.46			3,868,711	1.83%	-1.27%
2020	0.00%			212,965	21.73			4,628,614	2.09%	8.65%
2019	0.00%			86	20.00			1,713	3.00%	8.36%
2018	0.00%			70	18.46			1,295	2.52%	-0.54%
2017	0.00%	to	0.15%	97	10.27	to	18.56	1,803	2.02%	2.70%	to	4.92%
PIMCO VIT Global Managed Asset Allocation Adm (PVGMAA)
2021	0.00%			8,250	18.19			150,042	0.04%	12.63%
2018	0.00%			2	11.81			22	1.71%	-5.44%
2017	0.00%	to	1.50%	2	10.78	to	12.49	23	2.72%	7.80%	to	14.06%
PIMCO VIT Short-Term - Admin (PVSTA)
2021	0.00%			67,223	14.39			967,338	1.32%	-0.06%
2020	0.00%			70,484	14.40			1,014,824	1.25%	2.24%
2019	0.00%			99	14.08			1,398	2.45%	2.80%
2018	0.00%			90	13.70			1,228	2.24%	1.56%
2017	0.00%	to	0.15%	23	10.15	to	13.49	306	1.72%	1.50%	to	2.35%
ProFunds VP Asia 30 (PROA30)
2021	0.00%			750	14.83			11,119	0.00%	-18.52%
2020	0.00%			1,108	18.20			20,170	0.11%	35.55%
2019	0.00%			12	13.43			164	0.25%	26.31%
2018	0.00%			13	10.63			142	0.45%	-18.61%
ProFunds VP Biotechnology (PROBIO)
2021	0.00%			2,315	51.02			118,117	0.00%	15.73%
2020	0.00%			886	44.09			39,062	0.02%	15.38%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Bull (PROBL)
2017	0.00%	to	0.15%	-	11.19	to	22.74	7	0.00%	11.90%	to	19.37%
ProFunds VP Basic Materials (PROBM)
2021	0.00%			162	23.69			3,835	0.26%	25.63%
ProFunds VP Consumer Goods (PROCG)
2021	0.00%			2,622	38.93			102,079	0.41%	19.65%		*	***
ProFunds VP Consumer Services (PROCS)
2021	0.00%			3,942	48.20			189,989	0.00%	10.23%
2020	0.00%			2,313	43.73			101,143	0.00%	28.34%
2019	0.00%			2	34.07			68	0.00%	24.64%
2018	0.00%			3	27.34			73	0.00%	0.63%		*	***
ProFunds VP Europe 30 (PROE30)
2021	0.00%			786	16.55			13,016	0.00%	24.53%
2017	0.00%	to	0.15%	2	10.91	to	14.48	35	3.36%	9.10%	to	19.77%
ProFunds VP Emerging Markets (PROEM)
2021	0.00%			7,608	11.46			87,197	0.00%	-18.01%
2020	0.00%			1,322	13.98			18,481	0.57%	26.72%
2019	0.00%			1	11.03			8	0.42%	24.23%
2018	0.00%			1	8.88			9	0.12%	-15.27%
2017	0.00%	to	0.15%	2	10.48	to	11.64	24	0.02%	16.40%	to	33.33%
ProFunds VP Financials (PROFIN)
2021	0.00%			1,257	31.69			39,838	0.00%	30.10%
2019	0.00%			4	24.80			101	0.55%	30.27%
2018	0.00%			6	19.04			111	0.39%	-10.40%
2017	0.00%	to	0.15%	5	11.47	to	21.25	105	0.46%	14.70%	to	18.19%
ProFunds VP Government Money Market (PROGMM)
2020	0.00%			43	10.14			436	0.07%	0.04%
2019	0.00%			12	10.13			121	0.85%	0.77%
2018	0.00%			48	10.06			479	0.44%	0.40%
2017	0.00%	to	0.15%	9	9.99	to	10.02	86	0.02%	-0.10%	to	0.10%
ProFunds VP Health Care (PROHC)
2021	0.00%			571	48.34			27,583	0.03%	21.54%
2020	0.00%			472	39.77			18,772	0.00%	14.44%
2018	0.00%			2	29.11			55	0.00%	4.41%		*	***
ProFunds VP Industrials (PROIND)
2021	0.00%			1,800	38.47			69,257	0.00%	16.40%
2020	0.00%			755	33.05			24,954	0.19%	16.76%
2019	0.00%			1	28.31			30	0.00%	30.49%
2018	0.00%			1	21.69			16	0.09%	-12.79%
2017	0.00%	to	0.15%	1	11.42	to	24.87	24	0.18%	14.80%	to	22.39%
ProFunds VP Japan (PROJP)
2021	0.00%			3,253	22.41			72,918	0.00%	3.89%
2020	0.00%			1,468	21.57			31,671	0.14%	15.93%
2019	0.00%			4	18.61			68	0.16%	20.00%
2018	0.00%			3	15.51			43	0.00%	-11.62%
2017	0.00%	to	0.15%	3	11.70	to	17.55	48	0.00%	17.00%	to	18.42%
ProFunds VP Large-Cap Growth (PROLCG)
2021	0.00%			17,681	54.56			964,588	0.00%	29.86%
2020	0.00%			13,824	42.01			580,747	0.00%	30.93%
2019	0.00%			32	32.09			1,040	0.00%	28.89%
2017	0.00%	to	0.15%	9	11.33	to	25.37	216	0.00%	13.30%	to	25.28%
ProFunds VP Mid-Cap (PROMC)
2021	0.00%			2,484	31.88			79,182	0.00%	22.21%
2020	0.00%			2,504	26.09			65,324	0.95%	10.76%
2019	0.00%			3	23.55			59	0.11%	23.53%
2018	0.00%			4	19.07			75	0.00%	-12.84%
2017	0.00%	to	0.15%	2	10.87	to	21.88	38	0.00%	8.70%	to	13.43%
ProFunds VP Mid-Cap Value (PROMCV)
2021	0.00%			148	30.99			4,581	0.03%	28.53%
2020	0.00%			4,368	24.11			105,316	0.41%	2.30%
2019	0.00%			5	23.57			124	0.25%	24.08%
2018	0.00%			1	18.99			17	0.10%	-13.33%
2017	0.00%	to	0.15%	1	10.80	to	21.91	20	0.57%	8.00%	to	10.60%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP NASDAQ-100 (PRON)
2021	0.00%			312	73.44			22,920	0.00%	24.80%
2020	0.00%			3,035	58.84			178,594	0.00%	45.57%
2019	0.00%			1	40.42			47	0.00%	36.70%
2018	0.00%			9	29.57			252	0.00%	-1.86%
2017	0.00%	to	0.15%	-	11.29	to	30.13	10	0.00%	12.90%	to	30.38%
ProFunds VP Internet (PRONET)
2021	0.00%			5,832	60.45			352,586	0.00%	5.30%
2020	0.00%			6,421	57.41			368,633	0.00%	50.82%
2019	0.00%			4	38.07			137	0.00%	18.03%
2018	0.00%			1	32.25			33	0.00%	4.95%
2017	0.00%	to	0.15%	3	11.69	to	30.73	79	0.00%	16.90%	to	36.03%
ProFunds VP Precious Metals (PROPM)
2021	0.00%			5,512	6.35			35,016	0.00%	-8.93%
2020	0.00%			5,114	6.98			35,679	0.03%	24.10%
2019	0.00%			68	5.62			383	0.03%	45.98%
2018	0.00%			19	3.85			73	0.00%	-13.48%
ProFunds VP Real Estate (PRORE)
2019	0.00%			-	22.65			8	1.24%	26.76%		*	***
ProFunds VP Small Cap (PROSC)
2021	0.00%			3,395	29.52			100,224	0.00%	12.88%
2020	0.00%			1,818	26.15			47,548	0.06%	17.06%
2019	0.00%			2	22.34			42	0.00%	23.60%		*	***
ProFunds VP Small-Cap Growth (PROSCG)
2021	0.00%			138	40.06			5,539	0.00%	20.64%
2020	0.00%			546	33.20			18,128	0.00%	17.39%
2019	0.00%			1	28.28			18	0.00%	19.12%
2018	0.00%			5	23.74			125	0.00%	-5.76%
2017	0.00%	to	0.15%	5	10.87	to	25.19	134	0.00%	8.70%	to	12.96%
ProFunds VP Semiconductor (PROSCN)
2021	0.00%			2,106	85.00			179,006	0.00%	48.49%
2020	0.00%			2,512	57.24			143,789	0.35%	44.85%
2019	0.00%			2	39.52			89	0.28%	49.77%
2018	0.00%			2	26.38			59	0.00%	-10.24%
2017	0.00%	to	0.15%	2	12.60	to	29.39	66	0.36%	26.00%	to	35.56%
ProFunds VP Small-Cap Value (PROSCV)
2020	0.00%			692	23.42			16,204	0.03%	1.06%
2019	0.00%			1	23.17			31	0.00%	22.56%
2018	0.00%			1	18.90			25	0.00%	-14.25%
2017	0.00%	to	0.15%	1	10.98	to	22.04	33	0.02%	9.71%	to	9.80%
ProFunds VP Technology (PROTEC)
2021	0.00%			316	74.30			23,487	0.00%	34.96%
2019	0.00%			-	38.02			9	0.00%	45.18%		*	***
ProFunds VP Telecommunications (PROTEL)
2019	0.00%			1	16.61			11	3.27%	14.77%
2018	0.00%			1	14.48			10	5.55%	-15.07%
2017	0.00%	to	0.15%	1	10.54	to	17.05	12	9.31%	-2.12%	to	5.40%
ProFunds VP UltraBull (PROUB)
2021	0.00%			1,311	115.48			151,436	0.00%	58.14%		*	***
ProFunds VP UltraMid-Cap (PROUMC)
2021	0.00%			7	71.57			510	0.00%	46.67%
2017	0.00%	to	0.15%	2	11.84	to	42.85	66	0.00%	18.40%	to	28.83%
ProFunds VP UltraNASDAQ-100 (PROUN)
2021	0.00%			499	364.57			182,100	0.00%	52.51%
ProFunds VP UltraSmall-Cap (PROUSC)
2021	0.00%			8	55.44			468	0.00%	23.30%
ProFunds VP Utilities (PROUTL)
2020	0.00%			734	26.14			19,184	1.55%	-2.40%
2019	0.00%			1	26.78			20	0.00%	22.88%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2019	0.00%			11	12.68			133	2.28%	13.20%
2018	0.00%			3	11.20			39	2.80%	-0.88%		*	***

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam VT Diversified Income Cl IB (PVDIB)
2021	0.00%			2,686	13.14			35,285	0.65%	-6.95%
2020	0.00%			2,793	14.12			39,429	7.98%	-0.90%
2019	0.00%			3	14.25			48	3.18%	11.23%
2018	0.00%			4	12.81			56	2.51%	-0.93%
2017	0.00%	to	0.15%	3	10.38	to	12.93	38	0.00%	3.80%	to	7.13%
Putnam VT Large Cap Value Cl IB (PVEIB)
2021	0.00%			16,587	40.13			665,608	1.19%	27.30%
2020	0.00%			22,043	31.52			694,820	1.90%	5.80%
2019	0.00%			25	29.79			760	1.84%	30.40%
2018	0.00%			21	22.85			482	0.75%	-8.49%
2017	0.00%	to	0.15%	19	11.35	to	24.97	483	0.80%	13.50%	to	18.79%
Putnam VT High Yield Cl IB (PVHYB)
2021	0.00%			22,260	18.57			413,464	3.90%	4.97%
2020	0.00%			6,032	17.69			106,731	0.00%	5.21%
2019	0.00%			4	16.82			70	0.00%	14.40%
2017	0.00%	to	0.15%	35	10.36	to	15.33	542	0.00%	3.60%	to	6.98%
Putnam VT Income Cl IB (PVIB)
2021	0.00%			5,689	15.19			86,413	1.79%	-4.59%
2020	0.00%			36,216	15.92			576,493	4.39%	5.73%
2019	0.00%			21	15.06			321	3.05%	11.89%
2018	0.00%			5	13.46			66	3.23%	0.22%
2017	0.00%	to	0.15%	6	10.26	to	13.43	77	3.69%	2.60%	to	5.58%
Putnam VT Sustainable Leaders Class IB (PVNOB)
2021	0.00%			1,515	17.35			26,282	0.02%	23.53%
2020	0.00%			237	14.04			3,328	0.00%	40.44%		*	***
Redwood Managed Volatility Class N (RWMVN)
2021	0.00%			687	13.38			9,184	2.32%	2.67%
2020	0.00%			687	13.03			8,951	4.29%	10.26%
2019	0.00%			1	11.82			6	1.29%	8.72%
2018	0.00%			1	10.87			6	6.60%	-2.86%
2017	0.00%	to	0.15%	1	10.38	to	11.19	10	5.50%	3.80%	to	7.49%
Royce Micro-Cap (ROCMC)
2021	0.00%			4,411	38.30			168,935	0.00%	29.98%
2020	0.00%			5,109	29.47			150,554	0.00%	23.79%
2019	0.00%			5	23.80			121	0.00%	19.55%
2018	0.00%			4	19.91			77	0.00%	-9.05%
2017	0.00%	to	0.15%	1	10.53	to	21.89	14	0.68%	5.19%	to	5.30%
Royce Small-Cap (ROCSC)
2021	0.00%			11,490	33.48			384,691	1.69%	28.82%
2020	0.00%			3,827	25.99			99,465	0.78%	-7.15%
2019	0.00%			7	27.99			194	1.11%	18.67%
2018	0.00%			2	23.59			58	0.94%	-8.35%
2017	0.00%	to	0.15%	3	10.77	to	25.74	69	1.05%	5.41%	to	7.70%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2021	0.00%			66,970	64.52			4,321,090	0.00%	17.33%
2020	0.00%			66,003	54.99			3,629,654	0.00%	33.92%
2019	0.00%			47	41.06			1,930	0.00%	29.58%
2018	0.00%			33	31.69			1,044	0.00%	1.64%
2017	0.00%	to	0.15%	32	11.79	to	31.18	989	0.00%	17.90%	to	35.86%
T. Rowe Price Equity Income II (TREI2)
2021	0.00%			13,515	30.84			416,749	1.56%	25.22%
2020	0.00%			3,814	24.63			93,926	2.20%	0.96%
2019	0.00%			3	24.39			80	2.12%	26.04%
2018	0.00%			4	19.35			80	2.04%	-9.71%
2017	0.00%	to	0.15%	2	11.16	to	21.43	48	1.97%	11.60%	to	15.71%
T. Rowe Price Health Sciences II (TRHS2)
2021	0.00%			12,850	93.70			1,204,147	0.00%	12.83%
2020	0.00%			11,248	83.05			934,142	0.00%	29.27%
2019	0.00%			6	64.25			376	0.00%	28.63%
2018	0.00%			9	49.95			431	0.00%	0.87%
2017	0.00%	to	0.15%	2	11.12	to	49.52	92	0.00%	11.20%	to	27.30%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Limited-Term Bond II (TRLT2)
2021	0.00%			33,643	13.45			452,333	1.07%	-0.13%
2020	0.00%			26,787	13.46			360,611	1.78%	4.46%
2019	0.00%			57	12.89			730	2.14%	4.10%
2018	0.00%			45	12.38			561	1.99%	0.90%
2017	0.00%	to	0.15%	3	10.01	to	12.27	39	1.22%	10.00%	to	0.82%
Timothy Plan Strategic Growth VS (TPVSGP)
2021	0.00%			998	19.97			19,919	0.81%	12.52%
2020	0.00%			1,007	17.75			17,871	0.54%	9.18%
2019	0.00%			1	16.25			17	0.75%	19.78%
2018	0.00%			1	13.57			14	1.42%	-11.88%		*	***
VanEck VIP Global Gold Class S (VVGGS)
2021	0.00%			2,751	12.56			34,547	4.08%	-14.01%
2020	0.00%			2,107	14.60			30,772	4.57%	38.62%
2018	0.00%			6	7.59			42	3.32%	-16.59%
2017	0.00%	to	0.15%	6	9.10	to	10.88	54	7.49%	8.80%	to	12.76%
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
2021	0.00%			1,314	16.15			21,213	2.32%	-4.05%
2020	0.00%			455	16.83			7,658	6.05%	8.92%
2019	0.00%			-	15.45			6	0.79%	12.62%
2018	0.00%			2	13.72			24	3.26%	-6.16%
2017	0.00%	to	0.15%	1	10.58	to	14.62	11	0.00%	5.80%	to	12.29%
VanEck VIP Emerging Markets Initial Cl (VWEM)
2021	0.00%			15,309	34.33			525,515	0.93%	-11.87%
2020	0.00%			14,944	38.95			582,066	2.11%	17.25%
2019	0.00%			14	33.22			449	0.45%	30.60%
2018	0.00%			15	25.44			392	0.28%	-23.47%
2017	0.00%	to	0.15%	32	12.63	to	33.24	1,056	0.26%	26.30%	to	51.02%
VanEck VIP Global Resources Initial Cl (VWHA)
2021	0.00%			4,126	24.08			99,354	0.44%	18.92%
2020	0.00%			3,830	20.25			77,562	0.42%	19.11%
2019	0.00%			-	17.00			8	0.00%	11.87%
2018	0.00%			-	15.20			7	0.00%	-28.27%
2017	0.00%	to	0.15%	-	10.81	to	21.19	10	0.00%	-1.72%	to	8.10%
Vanguard VIF Balanced (VVB)
2021	0.25%			284,312	21.40			6,083,958	1.69%	18.72%
2020	0.25%			249,204	18.02			4,491,866	2.50%	10.40%
2019	0.25%			280	16.33			4,577	2.76%	22.18%
2018	0.25%			188	13.36			2,516	2.28%	-3.68%
2017	0.25%	to	0.40%	211	10.98	to	13.87	2,929	1.45%	9.80%	to	14.44%
Vanguard VIF Conservative Allocation (VVCA)
2021	0.25%			93,400	12.61			1,178,199	1.32%	5.72%
2020	0.25%			43,888	11.93			523,652	0.85%	11.45%
2019	0.25%			9	10.71			94	0.00%	7.06%		*	***
Vanguard VIF Capital Growth (VVCG)
2021	0.25%			70,742	30.43			2,152,683	0.65%	21.24%
2020	0.25%			65,756	25.10			1,650,446	1.30%	17.18%
2019	0.25%			59	21.42			1,253	1.18%	26.18%
2018	0.25%			68	16.98			1,150	0.91%	-1.39%
2017	0.25%	to	0.40%	77	11.69	to	17.22	1,320	0.93%	16.90%	to	28.51%
Vanguard VIF Diversified Value (VVDV)
2021	0.25%			76,240	22.45			1,711,707	0.95%	30.14%
2020	0.25%			58,697	17.25			1,012,630	1.31%	11.50%
2019	0.25%			24	15.47			379	3.40%	25.38%
2018	0.25%			34	12.34			415	2.91%	-9.33%
2017	0.25%	to	0.40%	52	10.86	to	13.61	710	2.70%	8.60%	to	12.85%
Vanguard VIF Equity Income (VVEI)
2021	0.25%			160,738	22.71			3,650,722	1.83%	25.01%
2020	0.25%			134,596	18.17			2,445,307	2.66%	2.99%
2019	0.25%			135	17.64			2,373	2.09%	24.12%
2018	0.25%			86	14.21			1,226	2.13%	-6.20%
2017	0.25%	to	0.40%	74	11.29	to	15.15	1,121	1.74%	12.90%	to	17.90%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Equity Index (VVEIX)
2021	0.25%			307,749	29.26			9,005,529	1.10%	28.23%
2020	0.25%			249,388	22.82			5,691,196	1.53%	17.91%
2019	0.25%			214	19.35			4,141	1.81%	30.97%
2018	0.25%			183	14.78			2,705	1.37%	-4.71%
2017	0.25%	to	0.40%	174	11.31	to	15.51	2,702	1.59%	13.10%	to	21.36%
Vanguard VIF Growth (VVG)
2021	0.25%			166,863	35.42			5,909,865	0.03%	17.57%
2020	0.25%			99,693	30.13			3,003,291	0.28%	42.74%
2019	0.25%			64	21.11			1,359	0.26%	33.48%
2018	0.25%			30	15.81			473	0.25%	-0.06%
2017	0.25%	to	0.40%	14	11.64	to	15.82	219	0.16%	16.40%	to	30.64%
Vanguard VIF Global Bond Index (VVGBI)
2021	0.25%			138,123	10.94			1,511,457	0.37%	-2.09%
2020	0.25%			18,597	11.18			207,839	1.46%	6.40%
2019	0.25%			13	10.50			134	0.00%	5.03%		*	***
Vanguard VIF Total Bond Market Index (VVHGB)
2021	0.25%			1,294,131	12.65			16,373,605	1.77%	-1.96%
2020	0.25%			883,298	12.91			11,399,355	2.25%	7.31%
2019	0.25%			697	12.03			8,386	2.03%	8.40%
2018	0.25%			400	11.09			4,439	2.21%	-0.45%
2017	0.25%	to	0.40%	338	10.17	to	11.14	3,767	2.08%	1.70%	to	3.24%
Vanguard VIF High Yield Bond (VVHYB)
2021	0.25%			191,945	14.79			2,838,577	3.20%	3.42%
2020	0.25%			109,880	14.30			1,571,229	5.64%	5.41%
2019	0.25%			112	13.57			1,515	3.50%	15.39%
2018	0.25%			54	11.76			634	4.12%	-2.97%
2017	0.25%	to	0.40%	79	10.30	to	12.12	951	2.12%	3.00%	to	6.78%
Vanguard VIF International (VVI)
2021	0.25%			336,365	23.78			7,999,836	0.26%	-1.79%
2020	0.25%			307,941	24.22			7,457,143	1.13%	57.19%
2019	0.25%			290	15.41			4,466	1.24%	30.89%
2018	0.25%			211	11.77			2,487	0.69%	-12.81%
2017	0.25%	to	0.40%	173	12.07	to	13.50	2,332	0.85%	20.70%	to	42.26%
Vanguard VIF Moderate Allocation (VVMA)
2021	0.25%			11,630	13.45			156,472	1.03%	9.80%		*	***
Vanguard VIF Mid-Cap Index (VVMCI)
2021	0.25%			217,243	25.42			5,521,982	0.90%	24.05%
2020	0.25%			125,429	20.49			2,570,194	1.47%	17.78%
2019	0.25%			100	17.40			1,745	1.27%	30.55%
2018	0.25%			61	13.33			809	0.98%	-9.57%
2017	0.25%	to	0.40%	39	11.05	to	14.74	572	0.85%	10.50%	to	18.78%
Vanguard VIF REIT Index (VVREI)
2021	0.25%			100,556	23.97			2,410,522	1.55%	39.86%
2020	0.25%			76,388	17.14			1,309,328	2.47%	-5.09%
2019	0.25%			74	18.06			1,335	2.41%	28.48%
2018	0.25%			60	14.06			847	2.71%	-5.57%
2017	0.25%	to	0.40%	48	10.28	to	14.89	707	2.48%	2.80%	to	4.56%
Vanguard VIF Small Company Growth (VVSCG)
2021	0.25%			32,173	23.48			755,313	0.37%	13.93%
2020	0.25%			32,639	20.61			672,563	0.62%	22.88%
2019	0.25%			42	16.77			699	0.50%	27.79%
2018	0.25%			43	13.12			561	0.31%	-7.54%
2017	0.25%	to	0.40%	18	11.25	to	14.19	252	0.14%	12.50%	to	23.18%
Vanguard VIF Short-Term Investment Grade (VVSTC)
2021	0.25%			886,190	11.85			10,505,070	1.94%	-0.70%
2020	0.25%			676,311	11.94			8,073,782	2.30%	5.23%
2019	0.25%			392	11.34			4,447	2.51%	5.43%
2018	0.25%			300	10.76			3,230	1.48%	0.75%
2017	0.25%	to	0.40%	260	10.06	to	10.68	2,777	1.29%	60.00%	to	1.91%

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Total International Stock Market Index (VVTISI)
2021	0.25%			394,165	12.92			5,093,738	0.98%	8.26%
2020	0.25%			99,497	11.94			1,187,708	1.26%	10.90%
2019	0.25%			25	10.76			266	0.00%	7.64%		*	***
Vanguard VIF Total Stock Market Index (VVTSM)
2021	0.25%			575,513	28.27			16,268,664	1.04%	25.32%
2020	0.25%			416,367	22.56			9,391,600	1.37%	20.25%
2019	0.25%			342	18.76			6,417	1.33%	30.42%
2018	0.25%			231	14.38			3,318	1.40%	-5.58%
2017	0.25%	to	0.40%	171	11.27	to	15.23	2,604	1.55%	12.70%	to	20.68%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2021	0.00%			10,962	32.97			361,387	1.82%	46.41%
2020	0.00%			5,113	22.52			115,126	1.24%	-1.55%
2019	0.00%			5	22.87			109	1.72%	27.42%
2018	0.00%			5	17.95			81	3.04%	-6.51%
2017	0.00%	to	0.15%	2	10.47	to	19.20	36	1.62%	4.70%	to	5.96%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2021	0.00%			18,819	16.05			301,969	2.66%	1.07%
2020	0.00%			31,634	15.88			502,207	4.14%	6.53%
2019	0.00%			24	14.90			358	6.00%	10.47%
2018	0.00%			9	13.49			119	3.38%	-2.67%
2017	0.00%	to	0.15%	10	10.29	to	13.86	133	5.84%	2.90%	to	6.70%
Allspring VT Discovery - Class 2 (SVDF)
2021	0.00%			3,660	85.55			313,121	0.00%	-5.04%
2020	0.00%			3,460	90.09			311,723	0.00%	62.65%
2019	0.00%			4	55.39			242	0.00%	39.02%
2018	0.00%			5	39.84			191	0.00%	-7.07%
2017	0.00%	to	0.15%	6	11.35	to	42.87	251	0.00%	13.50%	to	29.13%
Westchester Merger Fund VL (MGRFV)
2021	0.00%			54,751	14.48			792,619	0.00%	1.08%
2020	0.00%			32,198	14.32			461,133	0.00%	7.38%
2019	0.00%			25	13.34			330	0.95%	6.17%
2018	0.00%			61	12.56			762	1.38%	7.08%
2017	0.00%	to	0.15%	23	10.09	to	11.73	268	0.00%	90.00%	to	2.53%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly Owned Subsidiary of Jefferson National Life Insurance Company)

2021 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEAR ENDED DECEMBER 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Board of Directors

Jefferson National Life Insurance Company of New York:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

Exercise professional judgment and maintain professional skepticism throughout the audit.

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary

2

information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 21, 2022

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$3,360	$ 4,982
Cash and cash equivalents	3,466	1,614
Total invested assets	$6,826	$ 6,596
Deferred federal income tax assets, net	-	147
Other assets	659	739
Separate account assets	274,832	199,813
Total admitted assets	$282,317	$ 207,295

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$460	$ 465
Due to affiliates	180	163
Asset valuation reserve	2	4
Other liabilities	165	145
Separate account liabilities	274,832	199,813
Total liabilities	$275,639	$ 200,590

Capital and surplus
Capital shares ($1.00 par value; authorized - 2,000,000 shares, issued and outstanding – 2,000,000 shares)	$2,000	$ 2,000
Additional paid-in capital	5,649	5,649
Unassigned deficit	(971)	(944)
Total capital and surplus	$6,678	$ 6,705

Total liabilities, capital and surplus	$282,317	$ 207,295

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2021	2020	2019

Revenues
Annuity considerations	$65,556	$47,731	$36,425
Net investment income	66	104	135
Amortization of interest maintenance reserve	11	4	(3)
Other revenue	396	267	198
Total revenues	$66,029	$48,106	$36,755

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,285	$12,810	$8,306
General, administrative and other expenses	391	206	191
Taxes, licenses and fees	19	135	31
Net transfers to separate accounts	50,266	34,937	28,121
Total benefits and expenses	$65,961	$48,088	$36,649

Income before federal income tax expense and net realized capital losses on investments	$68	$18	$106
Federal income tax expense	12	17	-

Income before net realized capital losses on investments	$56	$1	$106

Net realized capital losses on investments, net of federal income tax expense of $0, $19 and $0 in 2021, 2020 and 2019 respectively, and excluding $0, $57 and $0 of net realized capital gains transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	-	(3)	-
Net income (loss)	$56	$(2)	$106

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2018	$2,000	$5,649	$(1,087)	$6,562

Net income	-	-	106	106
Change in asset valuation reserve	-	-	2	2
Change in deferred income taxes	-	-	86	86
Change in nonadmitted assets	-	-	(44)	(44)
Balance as of December 31, 2019	$2,000	$5,649	$(937)	$6,712

Net loss	-	-	(2)	(2)
Change in asset valuation reserve	-	-	9	9
Change in deferred income taxes	-	-	(275)	(275)
Change in nonadmitted assets	-	-	261	261
Balance as of December 31, 2020	$2,000	$5,649	$(944)	$6,705
Correction of error (see note 2)	-	-	62	62
Balance as of January 1, 2021	$2,000	$5,649	$(882)	$6,767

Net income	-	-	56	56
Change in asset valuation reserve	-	-	2	2
Change in deferred income taxes	-	-	(147)	(147)
Balance as of December 31, 2021	$2,000	$5,649	$(971)	$6,678
See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2021	2020	2019

Cash flows from operating activities:
Annuity considerations collected	$65,556	$47,731	$36,425
Net investment income	89	154	175
Other revenue	396	267	198
Policy benefits and claims paid	(15,285)	(12,810)	(8,306)
Commissions, operating expenses and taxes, other than federal income tax	(410)	(341)	(221)
Net transfers to separate accounts	(50,266)	(34,937)	(28,122)
Federal income taxes (paid) recovered	(38)	(40)	48
Net cash provided by operating activities	$42	$24	$197

Cash flows from investing activities:
Proceeds from investments sold, matured or paid:
Bonds	$1,607	$3,404	$1,019
Stocks	-	103	-
Total Investment proceeds	$1,607	$3,507	$1,019
Cost of investments acquired:
Bonds	$-	$(3,325)	$-
Total Investments acquired	$-	$(3,325)	$-
Net cash provided by investing activities	$1,607	$182	$1,019

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(5)	$(152)	$617
Other cash provided (used)	208	(300)	(781)
Net cash provided by (used in) financing activities and miscellaneous sources	$203	$(452)	$(164)

Net increase (decrease) in cash and cash equivalents	$1,852	$(246)	$1,052
Cash and cash equivalents at beginning of year	1,614	1,860	808
Cash and cash equivalents at end of year	$3,466	$1,614	$1,860

See accompanying notes to statutory financial statements.

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company of New York (“JNLNY” or “the Company”) was incorporated in 2014 and is a New York domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed only in New York and is a wholly-owned subsidiary of Jefferson National Life Insurance Company (“JNL”), an insurance company incorporated and domiciled in the State of Texas and a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets one product, a flat insurance fee variable annuity called Monument Advisor to the New York market, primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by New York, the state in which it is domiciled and transacts business. The Company is subject to periodic examinations by the New York State Department of Financial Services (“NYSDFS”).

As of December 31, 2021, and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, or distribution source in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYSDFS. Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2021 and 2020.

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by NYSDFS. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Investments

Bonds. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Changes in the fair value of bonds stated at fair value are charged to capital and surplus.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds for which market quotations or quotations on comparable securities or models are used. For these bonds, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Correction of Error

During 2021, the Company identified an error in its 2020 state income tax payments. State income tax payments were incorrectly assigned to the Company resulting in an understatement of total assets and net income post tax of $62 as of and for the year ended December 31, 2020. In accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 3, Accounting Changes and Corrections of Errors, the total prior period correction was recorded as a positive adjustment of $62 to unassigned deficit and total assets in 2021.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus.

The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through April 21, 2022, the date the statutory financial statements were issued.

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
At fair value	$-	$-	$274,832	$274,832	100%
Total with market value adjustment or at fair value	$-	$-	$274,832	$274,832	100%
At book value without adjustment (minimal or no charge or adjustment)	-	-	-	-	0%
Total, gross	$-	$-	$274,832	$274,832	100%
Less: Reinsurance ceded	-	-	-	-

Total, net	$-	$-	$274,832	$274,832

December 31, 2020
Subject to discretionary withdrawal:
At fair value	$-	$-	$199,813	$199,813	100%
Total with market value adjustment or at fair value	$-	$-	$199,813	$199,813	100%
At book value without adjustment (minimal or no charge or adjustment)	-	-	-	-	0%
Total, gross	$-	$-	$199,813	$199,813	100%
Less: Reinsurance ceded	-	-	-	-

Total, net	$-	$-	$199,813	$199,813

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
At fair value	$-	$-	$-	$-	0%
Total with market value adjustment or at fair value	$-	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	403	-	-	403	88%
Not subject to discretionary withdrawal	57	-	-	57	12%
Total, gross	$460	$-	$-	$460	100%
Less: Reinsurance ceded	-	-	-	-

Total, net	$460	$-	$-	$460

December 31, 2020
At fair value	$-	$-	$-	$-	0%
Total with market value adjustment or at fair value	$-	$-	$-	$-	0%
At book value without adjustment (minimal or no charge or adjustment)	465	-	-	465	100%
Total, gross	$465	$-	$-	$465	100%
Less: Reinsurance ceded	-	-	-	-

Total, net	$465	$-	$-	$465

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2021	2020
Life, accident and health annual statement:
Deposit-type contracts	$460	$465
Subtotal	$460	$465

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	274,832	199,813
Subtotal	$274,832	$199,813

Total annuity actuarial reserves and deposit fund liabilities, net	$275,292	$200,278

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020

(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$274,832	$-	$199,813	$-

Total	$274,832	$-	$199,813	$-

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed. No guaranteed benefits were offered on the variable annuity contracts in 2021 and 2020.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Considerations or deposits	$-	$-	$-	$65,550	$65,550
Reserves
For accounts with assets at:
Fair value	$-	$-	$-	$274,832	$274,832

Total reserves	$-	$-	$-	$274,832	$274,832
By withdrawal characteristics:
At fair value	$-	$-	$-	$274,832	274,832

Total reserves	$-	$-	$-	$274,832	$274,832

December 31, 2020
Considerations or deposits	$-	$-	$-	$47,726	$47,726
Reserves
For accounts with assets at:
Fair value	$-	$-	$-	$199,813	$199,813

Total reserves	$-	$-	$-	$199,813	$199,813
By withdrawal characteristics:
At fair value	-	-	-	199,813	199,813

Total reserves	$-	$-	$-	$199,813	$199,813

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$65,550	$47,726	$36,324
Transfers from separate accounts	15,290	12,794	8,305
Net transfers to separate accounts	$50,260	$34,932	$28,019
Reconciling adjustments:
Fees not included in general account transfers	2	(10)	-
Exchange accounts offsetting in the general account	4	15	102

Transfers as reported in the statutory statements of operations	$50,266	$34,937	$28,121

(5)	Investments

Bonds

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$2,787	$97	$-	$2,884
Loan-backed and structured securities	573	12	-	585

Total bonds	$3,360	$109	$-	$3,469

December 31, 2020
Bonds:
U.S. Government	$3,787	$232	$-	$4,019
Loan-backed and structured securities	1,195	31	-	1,226

Total bonds	$4,982	$263	$-	$5,245

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $196 as of December 31, 2021 and $195 as of December 31, 2020.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$-	$-
Due after one year through five years	1,994	2,051
Due after five years through ten years	793	833
Due after ten years	-	-
Total bonds excluding loan-backed and structured securities	$2,787	$2,884
Loan-backed and structured securities	573	585

Total bonds	$3,360	$3,469

There were no bonds or stocks in an unrealized loss position as of December 31, 2021 and 2020.

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Bonds	$71	$106	$128
Preferred stocks	-	-	5
Other	-	1	6
Gross investment income	$71	$107	$139
Investment expenses	(5)	(3)	(4)
Net investment income	$66	$104	$135

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Gross gains on sales	$-	$74	$-
Gross losses on sales	-	(1)	-
Net realized gains (losses) on sales	$-	$73	$-
Tax expense	-	19	-
Net realized capital gains (losses), net of tax	$-	$54	$-
Less: Realized gains (losses) transferred to the IMR	-	57	-
Net realized capital losses, net of tax and transfers to the IMR	$-	$(3)	$-

For the year ended December 31, 2021, there were no gross realized gains or losses on sales of bonds. For the year ended December 31, 2020, gross realized gains on sales of bonds were $74 and there were no gross realized losses on sale of bonds. For the year ended December 31, 2019, there were no gross realized gains or losses on sales of bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2021, 2020 and 2019.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2021 and 2020:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2021
Assets
Separate account assets	$274,832	$-	$-	$274,832

Assets at fair value	$274,832	$-	$-	$274,832
December 31, 2020
Assets
Separate account assets	$199,813	$-	$-	$199,813

Assets at fair value	$199,813	$-	$-	$199,813

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value

December 31, 2021
Assets
Bonds[1]	$2,884	$585	$-	$3,469	$3,360
Cash and cash equivalents	3,466	-	-	3,466	3,466

Total assets	$6,350	$585	$-	$6,935	$6,826

December 31, 2020
Assets
Bonds	$5,245	$-	$-	$5,245	$4,982
Cash and cash equivalents	1,614	-	-	1,614	1,614

Total assets	$6,859	$-	$-	$6,859	$6,596

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$657	$-	$657
Statutory valuation allowance adjustment	653	-	653
Adjusted gross deferred tax assets	$4	$-	$4
Less: Deferred tax assets nonadmitted	-	-	-
Net admitted deferred tax assets	$4	$-	$4
Less: Deferred tax liabilities	-	4	4

Net admitted deferred tax assets	$4	$(4)	$-

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$570	$-	$570
Statutory valuation allowance adjustment	420	-	420
Adjusted gross deferred tax assets	$150	$-	$150
Less: Deferred tax assets nonadmitted	-	-	-
Net admitted deferred tax assets	$150	$-	$150
Less: Deferred tax liabilities	-	3	3

Net admitted deferred tax assets	$150	$(3)	$147

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2021	2020	Change
Adjusted gross deferred tax assets	$4	$150	$(146)
Total deferred tax liabilities	4	3	1
Net deferred tax assets	$-	$147	$(147)
Less: Tax effect of unrealized gains			-

Change in deferred income tax			$(147)

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$-	$-	$-
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	-	-	-

Admitted deferred tax assets	$-	$-	$-

	December 31, 2020
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$147	$-	$147
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	3	-	3

Admitted deferred tax assets	$150	$-	$150

1   Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $0 and $984, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2021 and $6,558 as of December 31, 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as of December 31, 2021 and 10,646% as of December 31, 2020.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	18.31%	0.00%	18.31%
Net admitted adjusted gross deferred tax assets	18.31%	0.00%	18.31%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2021 and 2020.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2021	2020	Change
Deferred tax assets
Ordinary:
Deferred acquisition costs	$545	$458	$87
Tax credit carry-forward	112	112	-
Subtotal	$657	$570	$87
Statutory valuation allowance adjustment	$653	$420	$233
Nonadmitted	-	-	-
Admitted ordinary deferred tax assets	$4	$150	$(146)
Admitted deferred tax assets	$4	$150	$(146)

Deferred tax liabilities
Capital:
Investments	$4	$3	$1
Subtotal	$4	$3	$1
Deferred tax liabilities	$4	$3	$1
Net deferred tax assets	$-	$147	$(147)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a valuation allowance as of December 31, 2021 and 2020.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2021	2020	2019
Current income tax expense	$12	$36	$-
Change in deferred income tax (without tax on unrealized gains and losses)	147	275	(86)
Total income tax expense (benefit) reported	$159	$311	$(86)
Income before income and capital gains taxes	$68	$34	$106
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$14	$7	$22
Increase (decrease) in actual tax reported resulting from:
Initial ceding commission and expense allowance
Dividends received deduction	(68)	(62)	(39)
Tax credit	(19)	(65)	(67)
Tax adjustment for IMR	(2)	11	-
Change in valuation allowance	233	420	-
Other	1	-	(2)
Total income tax expense (benefit) reported	$159	$311	$(86)

The Company incurred $0 in federal income tax expense in 2021 and $18 in 2020 which is available for recoupment in the event of future net losses.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$12	2018	2028
Foreign tax credit	$57	2019	2029
Foreign tax credit	$3	2020	2030
Foreign tax credit	$40	2021	2031

The Company files a consolidated income tax return with its parent, JNL. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(8)	Transactions with Affiliates

Effective April 1, 2015, the Company entered into a service agreement with JN Financial, which covered certain general and administrative expenses. As of July 1, 2019, the Company entered into an Administrative Services Agreement with NMIC, covering certain expenses included within general, administrative and other expenses on the statements of operations. During 2021, 2020 and 2019, the Company’s operating expenses allocated under this agreement was $806, $669 and $417, respectively.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2021, 2020 and 2019 under this agreement was $90, $33 and $35, respectively.

Jefferson National Financial Advisors, Inc. (“JNA”), a subsidiary of JN Financial, has served as the advisor for certain variable insurance trust mutual funds offered by the Company through its variable annuity products. Effective December 31, 2019, JNA was merged into the parent company, JN Financial.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2021 and 2020, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

The Company has an unsecured promissory note and revolving line of credit agreement with NLIC whereby the Company can borrow up to $5,000. As of December 31, 2021 and through the subsequent event date, no amounts were drawn on the agreement.

(9)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements (in thousands)

(10)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of New York, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company’s statutory capital and surplus as of December 31, 2021 was $6,678, and the statutory net gain from operations before realized capital gains or losses and federal income taxes for 2021 was $68. Due to the Company’s unassigned deficit as of December 31, 2021, any dividend paid by the Company in 2021 would require regulatory approval.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule I             Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government and agencies	$2,787	$2,884	$2,787
All other corporate, mortgage-backed and asset-backed securities	573	585	573
Total bonds	$3,360	$3,469	$3,360
Cash and cash equivalents	3,466		3,466

Total invested assets	$6,826		$6,826

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule IV             Reinsurance

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021
Life insurance in force	$-	$-	$-	$-	-
Life insurance premiums	$-	$-	$-	$-	-

2020
Life insurance in force	$-	$-	$-	$-	-
Life insurance premiums	$-	$-	$-	$-	-

2019
Life insurance in force	$-	$-	$-	$-	-
Life insurance premiums	$-	$-	$-	$-	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(a wholly owned subsidiary of Jefferson National Life Insurance Company)

Schedule V             Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2021
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$420	$233	$-	$-	$653

2020
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$-	$420	$-	$-	$420

2019
Valuation allowances - mortgage loans	$-	$-	$-	$-	$-
Valuation allowances - net deferred tax assets	$-	$-	$-	$-	$-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

27

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolutions of the Board of Directors
1)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution Contracts.
1)	Distribution Agreement.
i)	Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
d)	Variable Annuity Contracts.
1)	Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
2)	Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
3)	Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
e)	Applications.
1)	Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
f)	Certificates of Incorporation.
1)	Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
2)	Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
g)	Not Applicable.
h)	Participation Agreements.
1)	Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
2)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
3)	Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
1

4)	Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
5)	Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
6)	Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
7)
i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
8)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
9)	Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
10)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
11)	Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
12)	Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
13)	Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
14)	Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
15)	Form of Participation Agreement dated November 10, 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
2

16)	Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
17)	Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
18)	Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
19)	Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
20)
i)	Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
21)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
22)	Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
23)
i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
24)	Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
25)	Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
26)
3

i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
27)	Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
28)
i)	Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
ii)	Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
29)	Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
30)	Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
31)	Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
32)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
33)	Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
34)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
35)	Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
4

36)	Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
37)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
38)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
39)	Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
40)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
41)	Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
42)	Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
43)	Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
44)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
45)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
46)	Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
47)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
48)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
49)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
5

50)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
51)	Form of Participation Agreement dated June 17, 2021 among Nationwide Financial Services, Inc., Advisors Preferred Trust, and Ceros Financial Services, Inc., filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) and hereby incorporated by reference. Portions of this exhibit have been redacted.
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Mutual Fund Administrative Services Agreement with Advisors Preferred Trust, Advisors Preferred, and Gemini Fund Services dated June 17, 2021, filed July 2, 2021 with pre-effective amendment number 1 to registration statement (333-253123) as document d184214dex9930i.htm . Portions of this exhibit have been redacted.
2)	Fund Administrative Services Agreement with Gemini Fund Services, LLC, Mutual Fund and Variable Insurance Trust, and Rational Advisors, Inc. as amended dated January 25, 2019 with the registration statement under 333-258296, pre-effective amendment number 2 filed on December 17, 2021 as document d259685dex99i40.htm. Portions of this exhibit have been redacted.
3)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm.
The following administrative contracts are attached hereto.
4)	Service Agreement with Fred Alger Management, Inc. dated January 1, 2001. Portions of this exhibit have been redacted.
5)	Letter Agreement with Alliance Bernstein Investments, Inc. dated April 1, 2008, as amended. Portions of this exhibit have been redacted.
6)	Administrative Services Agreement with ALPS Variable Insurance Trust dated May 1, 2008. Portions of this exhibit have been redacted.
7)	Fund Participation and Service Agreement with American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated November 13, 2003, as amended. Portions of this exhibit have been redacted.
8)	Administrative Services Agreement with BlackRock Advisors, LLC dated December 17, 2014. Portions of this exhibit have been redacted.
9)	Form of Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc. dated January 1, 2015. Portions of this exhibit have been redacted.
10)	Administrative Services Agreement with The Dreyfus Corporation dated January 1, 2015. Portions of this exhibit have been redacted.
11)	Letter Agreement with MBSC Securities Corporation (Dreyfus) dated January 12, 2015. Portions of this exhibit have been redacted.
12)	Rule 12b-1 Related Agreement with Calvert Investment Distributors Inc. Dated April 16, 2014, as amended. Portions of this exhibit have been redacted.
13)	Administrative Services Agreement with Calvert Research and Management dated January 17, 2017. Portions of this exhibit have been redacted.
14)	Services Agreement with Calvert Investment Administrative Services, Inc. and Calvert Investment Services, Inc. dated May 1, 2014, as amended. Portions of this exhibit have been redacted.
15)	Letter Agreement with Credit Suisse Asset Management, LLC dated May 1, 2006. Portions of this exhibit have been redacted.
6

16)	Service Agreement with Delaware Distributors LP dated June 30, 2015. Portions of this exhibit have been redacted.
17)	Shareholder Services Agreement with Eaton Vance Distributors, Inc. dated December 1, 2014. Portions of this exhibit have been redacted.
18)	Dealer Agreement with Federated Securities Corp. dated January 19, 2007. Portions of this exhibit have been redacted.
19)	Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated November 10, 2010, as amended. Portions of this exhibit have been redacted.
20)	Amended and Restated Service Contract with Fidelity Distributors Corporation dated January 1, 2018. Portions of this exhibit have been redacted.
21)	Administrative Services Agreement with First Eagle Variable Funds dated January 1, 2015. Portions of this exhibit have been redacted.
22)	Administrative Services Agreement with Franklin Templeton Services, LLC dated January 1, 2015, as amended. Portions of this exhibit have been redacted.
23)	Letter Agreement with Goldman Sachs Asset Management LP dated November 15, 2013, as amended. Portions of this exhibit have been redacted.
24)	Administrative Services Agreement with Invesco Advisers, Inc. dated October 1, 2016, as amended. Portions of this exhibit have been redacted.
25)	Amended and Restated Distribution Services Agreement with Invesco Distributors, Inc. dated January 1, 2015. Portions of this exhibit have been redacted.
26)	Distribution and Shareholder Services Agreement with Janus Distributors LLC dated October 7, 2005, as amended. Portions of this exhibit have been redacted.
27)	Letter Agreement (Institutional Shares) with Janus Capital Management LLC dated May 1, 2003, as amended. Portions of this exhibit have been redacted.
28)	Letter Agreement (Service Shares) with Janus Capital Management LLC dated October 29, 2012, as amended. Portions of this exhibit have been redacted.
29)	Administrative Services Agreement with John Hancock Investment Management Services, LLC dated September 30, 2015. Portions of this exhibit have been redacted.
30)	JPMorgan Insurance Trust Distribution Fee Agreement with JPMorgan Distribution Services, Inc. dated October 1, 2015. Portions of this exhibit have been redacted.
31)	Supplemental Payment Agreement with JPMorgan Insurance Trust dated October 1, 2015. Portions of this exhibit have been redacted.
32)	Lazard Retirement Series Inc. Servicing Agreement with Lazard Asset Management Securities LLC dated January 1, 2015, as amended. Portions of this exhibit have been redacted.
33)	Administrative Services Agreement with Lord Abbett Series Fund, Inc. dated December 17, 2014. Portions of this exhibit have been redacted.
34)	Service Agreement with Lord Abbett Series Fund, Inc. dated December 17, 2014. Portions of this exhibit have been redacted.
35)	Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC (Mainstay) dated May 1, 2017. Portions of this exhibit have been redacted.
36)	Letter Agreement with MFS Fund Distributors, Inc. dated February 6, 2018. Portions of this exhibit have been redacted.
37)	Fund Administrative Services Agreement with Nationwide Fund Management LLC dated May 1, 2017, as amended. Portions of this exhibit have been redacted.
38)	Distribution and Administrative Services Agreement with Neuberger Berman Management Inc. dated April 7, 2004. Portions of this exhibit have been redacted.
7

39)	Amended and Restated Distribution and Shareholder Services Agreement with Northern Lights Variable Trust dated May 1, 2012. Portions of this exhibit have been redacted.
40)	Fee Letter Agreement for Administrative Services with Northern Lights Variable Trust dated September 26, 2012. Portions of this exhibit have been redacted.
41)	Distribution Services Agreement with Northern Lights Variable Trust dated May 1, 2007. Portions of this exhibit have been redacted.
42)	PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust dated May 1, 2003. Portions of this exhibit have been redacted.
43)	Services Agreement (Admin Class) with Pacific Investment Management Company LLC dated May 1, 2003, as amended. Portions of this exhibit have been redacted.
44)	PIMCO Services Agreement for Institutional Class Shares of PIMCO Variable Insurance Trust with Pacific Investment Management Company LLC dated August 26, 2014, as amended. Portions of this exhibit have been redacted.
45)	Administrative Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010 and Distribution Services Agreement for VP Funds with ProFunds and Access One Trust dated May 1, 2010, as amended. Portions of this exhibit have been redacted.
46)	Marketing and Administrative Services Agreement with Putnam Retail Management Limited Partnership dated November 12, 2010, as amended. Portions of this exhibit have been redacted.
47)	Agreement with Royce & Associates, LLC dated May 1, 2003. Portions of this exhibit have been redacted.
48)	Marketing and Administrative Services Agreement with Russell Financial Services, Inc. dated May 1, 2011, as amended. Portions of this exhibit have been redacted.
49)	Services Agreement with Rydex Distributors, LLC dated July 27, 2011, as amended. Portions of this exhibit have been redacted.
50)	Fee Letter Agreement for Administrative Services with Timothy Plan and Timothy Partners Ltd dated September 28, 2010. Portions of this exhibit have been redacted.
51)	Distribution and Shareholder Services Agreement with Two Roads Shared Trust dated 2014. Portions of this exhibit have been redacted.
52)	Service Agreement with Two Roads Shared Trust dated January 30, 2015. Portions of this exhibit have been redacted.
53)	Marketing and Administrative Services Agreement with VP Distributors, LLC (Virtus) dated January 1, 2015. Portions of this exhibit have been redacted.
54)	Fee Letter Agreement and Administrative Services with Wells Fargo Variable Trust and Wells Fargo Funds Distributor dated January 1, 2015, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.
k)	Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus – Attached hereto.
99)	Power of Attorney – Attached hereto.
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Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Eric S. Henderson
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Individual Product Solutions Operations and Director	April L. Vandervort
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President and Assistant Secretary	David A. Garman
Vice President – Annuities Marketing	AuBree H. Lucas
Associate Vice President and Treasurer and Director	John A. Reese
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Gayle L. Donato
Associate Vice President – Annuity Distribution - Alternative	Ann M. Raible (1)
Associate Vice President – Annuity Distribution Intelligence	James K. Cameron (1)
Associate Vice President – Annuity Distribution – Registered Investment Advisors	Kevin P. Sullivan (1)
Associate Vice President – Nationwide Financial Compliance	Jerrold B. Deleget
Director	John L. Carter
Director	John S. Lopes
Director	Kaitlin Weber
(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
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Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
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Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the
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successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Eric S. Henderson*
Senior Vice President - Head of TaxationSenior Vice President and Secretary	Pamela A. Biesecker*Denise L. Skingle*
Vice President - Tax	Daniel P. Eppley*
Vice President and Assistant Secretary	David A. Garman*
Vice President – Individual Product Solutions Operations	April L. Vandervort*
Associate Vice President and Treasurer	John A. Reese*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Jefferson National Life of New York Annuity Account 1
(Registrant)
Jefferson National Life Insurance Company of New York
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director
JOHN S. LOPES
John S. Lopes, Director
By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
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